                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 18

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 82

                     COMMONWEALTH SELECT SEPARATE ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

   Scott D. Silverman, Vice President, General Counsel and Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on May 1, 2009 pursuant to paragraph (b) of Rule 485

|_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|  on (date) pursuant to paragraph (a)(1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2008 and was filed on or before March 30, 2009.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
1                   Cover Page
2                   Special Terms
3                   Summary of Fees and Expenses; Summary of Contract Features
4                   Condensed Financial Information; Performance Information
5                   Description of the Company, the Variable Account and The
                    Underlying Investment Companies
6                   Charges and Deductions
7                   Description of the Contract - The Accumulation Phase;
                    Annuitization - The Payout Phase
8                   Annuitization - The Payout Phase
9                   Description of the Contract - Accumulation Phase,
                    G. Death Benefit
10                  Payments; Computation of Values; Distribution
11                  Surrender and Withdrawals; Surrender Charge; Charges and
                    Deductions; Withdrawal Without Surrender Charge; Texas
                    Optional Retirement Program
12                  Federal Tax Considerations
13                  Legal Matters
14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15                  Cover Page
16                  Table of Contents
17                  General Information and History
18                  Services
19                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------   -------------------------------------------------------
20                  Performance Information
21                  Annuity Benefit Payments
22                  Financial Statements

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity Select Reward variable annuity contract issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except New
York). The contract is a flexible payment tax-deferred combination variable and fixed annuity previously offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information ("SAI") dated May 1, 2009 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Annuity Select Customer Service at 1-800-366-1492. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

Commonwealth Annuity Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein VPS Large Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

                                                    (CONTINUES ON THE NEXT PAGE)

THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2009

(CONT.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Overseas Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Enterprise Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received.

The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   8
SUMMARY OF CONTRACT FEATURES                                                  13
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT AND THE UNDERLYING FUNDS    18
INVESTMENT OBJECTIVES AND POLICIES                                            19
PERFORMANCE INFORMATION                                                       25
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE                         26
   DISRUPTIVE TRADING                                                         26
   PAYMENTS                                                                   27
   PAYMENT CREDITS                                                            28
   COMPUTATION OF VALUES                                                      28
   RIGHT TO CANCEL                                                            29
   TELEPHONE TRANSACTIONS PRIVILEGE                                           29
   TRANSFER PRIVILEGE                                                         29
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS              30
   SURRENDERS AND WITHDRAWALS                                                 31
   DEATH BENEFIT                                                              33
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                     34
   OPTIONAL ENHANCED EARNINGS RIDER                                           34
   ASSIGNMENT                                                                 34
ANNUITIZATION -- THE PAYOUT PHASE                                             35
   ELECTING THE ANNUITY DATE                                                  35
   CHOOSING THE ANNUITY PAYOUT OPTION                                         35
   DESCRIPTION OF ANNUITY PAYOUT OPTIONS                                      36
   VARIABLE ANNUITY BENEFIT PAYMENTS                                          37
   TRANSFERS OF ANNUITY UNITS                                                 38
   WITHDRAWALS AFTER THE ANNUITY DATE                                         38
   REVERSAL OF ANNUITIZATION                                                  41
   NORRIS DECISION                                                            42
CHARGES AND DEDUCTIONS                                                        43
   VARIABLE ACCOUNT DEDUCTIONS                                                43
   CONTRACT FEE                                                               43
   OPTIONAL RIDER CHARGES                                                     44
   PREMIUM TAXES                                                              45
   SURRENDER CHARGE                                                           45
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                 49
   TRANSFER CHARGE                                                            50
   WITHDRAWAL ADJUSTMENT CHARGE                                               50
GUARANTEE PERIOD ACCOUNTS                                                     51
FEDERAL TAX CONSIDERATIONS                                                    53
   GENERAL                                                                    53
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                      54
   TAXATION OF THE CONTRACT                                                   54
   TAX WITHHOLDING                                                            57
   OTHER TAX ISSUES                                                           57
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                          57
STATEMENTS AND REPORTS                                                        59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             59
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     60
VOTING RIGHTS                                                                 60
DISTRIBUTION                                                                  61
LEGAL MATTERS                                                                 61
FURTHER INFORMATION                                                           61

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                       A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS                         B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER                               C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                E-1
APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS  F-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                  65
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       10
FINANCIAL STATEMENTS                                                         F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Commonwealth Annuity and Life Insurance Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-366-1492.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): certain investment portfolios of Goldman Sachs Variable Insurance Trust "Goldman Sachs VIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein VPS"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS(R) Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Investment VIT Funds ("DWS VIT"), DWS Variable Series II ("DVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Commonwealth Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Reward Contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                      MAXIMUM CHARGE
SURRENDER CHARGE(1):                                       8.5%
   (as a percentage of payments withdrawn)
TRANSFER CHARGE(2):                          $0 on the first 12 transfers in a
                                               Contract year. Up to $25 for
                                                   subsequent transfers

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM DATE OF
          PAYMENT             CHARGE
---------------------------   ------
        Less than 4            8.5%
        Less than 5            7.5%
        Less than 6            6.5%
        Less than 7            5.5%
        Less than 8            3.5%
        Less than 9            1.5%
        Thereafter               0

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

                                                                     OTHER
                                                                   CONTRACTS
                                                                   ---------
ANNUAL CONTRACT FEE(1):                                              $  35
ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as a percentage of average daily net assets)
Mortality and Expense Risk Charge:                                    1.25%
Administrative Expense Charge                                         0.15%
Total Annual Expenses:                                                1.40%
OPTIONAL RIDER CHARGES:
The charge for these riders on an annual basis as a percentage of Accumulated Value is:
ENHANCED EARNINGS RIDER (EER) RIDER                                   0.25%
ENHANCED DEATH BENEFIT (EDB) RIDERS
   Annual Step-up With 5% Yield EDB Rider (Form 3263-99)              0.25%
   15% Breakthrough EDB Rider (Form 3241-01)                          0.25%
   15% Breakthrough EDB Rider (Form 3316-02)(2)                       0.25%
   10% Breakthrough EDB Rider (Form 3315-02)(2)                       0.30%
   Annual Step-Up With 5% Yield EDB Rider (Form 3312-02; Form
      3311-02 in Texas)(2)                                            0.35%
   15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)(2)         0.35%
   10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)(2)         0.40%
   Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)(2)           0.50%
MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDERS(3)
   M-GAP Rider with a 15-year waiting period                          0.20%
   M-GAP Rider with a 10- year waiting period                         0.35%

WITHDRAWAL ADJUSTMENT CHARGE(4) - The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue Date is increased by one of the following adjustments:

ADJUSTMENT TO AIR OR INTEREST RATE:
   If 15 or more years of annuity payments are being valued,
      the increase is:                                                1.00%
   If 10-14 years of annuity payments are being valued, the
      increase is:                                                    1.50%
   If less than 10 years of annuity payments is being valued,
      the increase is:                                                2.50%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

(2) Total rider charges will be reduced by 0.05% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

(3) M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

(4) During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

                                  ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              MINIMUM                       MAXIMUM
------------------------------------   ----------------------------   ---------------------------
Expenses that are deducted from Fund   Annual charge of 0.54%(1)(2)   Annual charge of 1.97%(3)
assets, including management fees,     of average daily net assets    of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.

(1) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(2) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.51% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(3) Total Annual Fund Operating expenses for the period ending December 31, 2008 were 1.97% after applying the performance fee adjustment of 0.0%.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2008 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.25% and the Annual Step-up with 7% Yield EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.70% with the 0.05% discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the end of the applicable time period:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Fund with the maximum total operating expenses   $1,206    $2,100    $2,915    $4,508


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Fund with the maximum total operating expenses    $433     $1,311    $2,204    $4,508

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the underlying funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the of the applicable time period:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Fund with the minimum total operating expenses   $1,003    $1,499    $1,868    $2,416


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
Fund with the minimum total operating expenses    $211     $651      $1,118    $2,416

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE COMMONWEALTH ANNUITY SELECT REWARD VARIABLE ANNUITY?

The Commonwealth Annuity Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    a customized investment portfolio;

     - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family;

     -    withdrawals during the accumulation and annuitization phases; and

     -    income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities (Underlying Funds) under your Contract and, in most jurisdictions, to the Guarantee Period Accounts and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

     -    the annuity payout option;

     - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions; and

     - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

     -    make payments

     -    choose investment allocations

     -    choose annuity payout options

     - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

     -    select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

(1)  100% of Cumulative Earnings (excluding Payment Credits); or

(2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy.

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

     -    you become disabled before you attain age 65; or

     - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

     -    You may change your allocation of payments.

     - You may make transfers among the Sub-Accounts without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

As of December 31, 2008, the Company had $6 billion in assets and $12 billion of life insurance in force.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

COMMONWEALTH SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Commonwealth Select Separate Account (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds that are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS VIT
                                                        STRATEGIC INTERNATIONAL
                                                        EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: INVESCO AIM ADVISORS, INC.

AIM V.I. CAPITAL APPRECIATION FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its investments by primarily in common stocks of companies of all market capitalizations. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


AIM V.I. CORE EQUITY FUND -- The fund's investment objective is growth of capital. The Fund normally fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. DYNAMICS FUND -- The fund's investment objective is long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 65% of its net assets in equity securities of mid-capitalization companies. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. LARGE CAP GROWTH FUND -- The fund's investment objective is to provide long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER: INVESCO AIM ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- The fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth. The fund's investment may include synthetic and derivative instruments.The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CAPITAL DEVELOPMENT FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. The sub-advisers are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
ADVISER ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO -- seeks long-term growth of capital. This Portfolio was formerly known as AllianceBernstein VPS Global Technology Portfolio.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO -- seeks long-term growth of capital.

DWS INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICA INC.

DWS SMALL CAP INDEX VIP -- The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio.

DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS DREMAN HIGH RETURN EQUITY VIP -- The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the Standard & Poor's 500(R) Composite Stock Price Index and that portfolio management believes are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the subadvisor to for the portfolio.

DWS TECHNOLOGY VIP -- The portfolio seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest in initial public offerings. While the portfolio invests mainly in US stocks, it could invest up to 35% of its net assets in foreign securities. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio.

EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT -- EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

EATON VANCE VT FLOATING-RATE INCOME FUND - seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND - seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO - seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited,. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO - seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN ADVISORY SERVICES, LLC - FT VIP FRANKLIN SMALL CAP VALUE
                                           SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND

ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES
                                             FUND

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO - seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO - seeks long-term capital growth and current income.

JANUS ASPEN OVERSEAS PORTFOLIO -- seeks long-term growth of capital. This Portfolio was formerly known as Janus Aspen International Growth Portfolio.

JANUS ASPEN JANUS PORTFOLIO - seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Large Cap Growth Portfolio.

JANUS ASPEN ENTERPRISE PORTFOLIO -- seeks long-term growth of capital. This Portfolio was formerly known as Janus Aspen Mid Cap Growth Portfolio.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MANAGEMENT FINANCIAL SERVICES COMPANY


MFS(R) MID CAP GROWTH SERIES -- seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks total return.

MFS(R) UTILITIES SERIES -- seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA-- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND(R)/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO -- Reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

This Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Total return and yield figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

              DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;

     -    the length of time between transfers;

     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

     -    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business day after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.)

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

(1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

(2)  adding together the values of each Sub-Account, and

(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Commonwealth Annuity; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-366-1492, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT --THE ACCUMULATION PHASE the Owner may transfer amounts among available investment options upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers are subject to the Company's consent. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the Goldman Sachs VIT Money Market Fund and the Goldman Sachs VIT Core Fixed Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

     -    the predetermined dollar amount may not be less than $100;

     - the periodic basis may be monthly, quarterly, semi-annually or annually;

     - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

     -    the amount in the source account on a transfer date is zero; or

     - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

LIMITATIONS. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. The request for surrender or withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Service Office.

In the case of a withdrawal, the Owner must submit to the Service Office a signed, written request on a Company withdrawal form indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100.

A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

     -    the SEC has by order permitted such suspension, or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "PROVISIONS

APPLICABLE ONLY TO TAX QUALIFIED PLANS" Tax-Sheltered Annuities" under FEDERAL TAX CONSIDERATIONS.


For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

     - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

     - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Service Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE" "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.

The minimum amount of each automatic withdrawal is $100 and the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only)

Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Service Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the applicable IRS table and based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one). The denominator of the fraction will be either:

     - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

     -    the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.

The standard death benefit under Contracts issued by Commonwealth Annuity and Life Insurance Company is equal to the greater of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and

(b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

OPTIONAL ENHANCED DEATH BENEFIT RIDERS. When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B - OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. Request for payment must be made within 180 days of the date of death. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Goldman Sachs VIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

(1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Sub-Account; and

(2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Goldman Sachs VIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See, "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                        ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

     - to select the annuity payout option under which annuity benefit payments are to be made;

     - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

     - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

     - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

     -    may not be earlier than the second Contract Anniversary; and

     -    must occur before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.

TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

     - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

     - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

     - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

     - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).


PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

(1)  a discount factor equivalent to the AIR and

(2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2,
(ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or (iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

     -    annuity payout option chosen;

     -    length of the annuity payout option elected;

     -    age of the Annuitant;

     -    gender of the Annuitant (if applicable, see "NORRIS DECISION");

     -    value of the amount applied under the annuity payout option;

     - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

     -    AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

(1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

(2)  the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same Disruptive Trading restrictions discussed under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "PARTIAL WITHDRAWALS AFTER ANNUITIZATION" UNDER "TAXATION OF THE CONTRACT" IN THE FEDERAL TAX CONSIDERATIONS SECTION.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Service Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS.

PAYMENT WITHDRAWALS. The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS. The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE.

For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments.

If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS. The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
             -------------------------------------------------------
             Present value of all remaining variable annuity benefit
                  payments immediately prior to the withdrawal

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
             ------------------------------------------------------
             Present value of remaining guaranteed variable annuity
              benefit payments immediately prior to the withdrawal

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." The charge will range from 2% to 1% based on the following:

     -    15 or more years of annuity benefit payments being valued :  1.00%

     -    10-14 years of annuity benefit payments being valued :       1.50%

     -    Less than 10 years of annuity benefit payments being valued: 2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

     - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

     - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F--EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

     - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

     -    the SEC has by order permitted such suspension; or

     - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

(1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.

(2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated

     Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

(3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received. The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge that is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain information concerning expenses and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

Annual Step-up With 5% Yield Enhanced Death Benefit (EDB) Rider (Form 3263-99)   0.25%
15% Breakthrough EDB Rider (Form 3241-01)                                        0.25%
15% Breakthrough EDB Rider (Form 3316-02)*                                       0.25%
10% Breakthrough EDB Rider (Form 3315-02)*                                       0.30%
Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)*   0.35%
15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)*                         0.35%
10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)*                         0.40%
Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)*                           0.50%

* If this Rider is in effect simultaneously with the Enhanced Earnings Rider, the total aggregate charge will be reduced by 0.05%.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B - "OPTIONAL ENHANCED DEATH BENEFIT RIDERS" and APPENDIX C - OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following annual charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting period   0.20%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10-year waiting period   0.35%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

2.   the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

     - The amount available under the Withdrawal Without Surrender Charge provision, described below;

     - Old Payments -- total payments invested in the Contract for more than nine years;

     - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

     -    Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

COMPLETE YEARS FROM
  DATE OF PAYMENT     CHARGE
-------------------   ------
    Less than 4        8.5%
    Less than 5        7.5%
    Less than 6        6.5%
    Less than 7        5.5%
    Less than 8        3.5%
    Less than 9        1.5%
    Thereafter           0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

     A is earnings at the time of withdrawal excluding Payment Credits and

     B is 15% times (X less Y)* less Z where:

          X is the total gross payments made to the contract

          Y is any previous withdrawals that exceed the WWSC amount

          Z is any previous WWSC amount withdrawn in the same CALENDAR year

          *In the contract, X less Y is referred to as the "Gross Payment Base."

To illustrate how this works assume the following:

-    The issue date is February 1, 2000.

-    The initial payment to the contract is $100,000.

-    No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                  CONTRACT YEAR    EARNINGS AT THE
                    DATE OF         IN WHICH           TIME OF        AMOUNT OF
                  WITHDRAWAL     WITHDRAWAL MADE      WITHDRAWAL     WITHDRAWAL
                --------------   ---------------   ---------------   ----------
Withdrawal #1    April 1, 2000         1st              $2,000         $ 8,000
Withdrawal #2   August 1, 2000         1st              $3,680         $ 8,000
Withdrawal #3    April 1, 2001         2nd              $7,414         $15,000
Withdrawal #4   August 1, 2001         2nd              $3,404         $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

     A is $2,000

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $0 (no previous withdrawals have been made)

          Z is $0 (no previous withdrawals have been made)

          15% times ($100,000 less $0) less $0 =

          15% times ($100,000) less $0 =

          $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

          Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

     A is $3,680

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

          Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

          15% times ($100,000 less $0) less $8,000 =

          15% times ($100,000) less $8,000 =

          $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

     Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

     A is $7,414

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

          Z is $0 (This is the first withdrawal of this CALENDAR year)

          15% times ($100,000 less $1,000) less $0 =

          15% times ($99,000) less $0 =

          $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

     Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

     A is $3,404

     B is 15% times (X less Y) less Z where:

          X is $100,000

          Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

          Z is $14,850 (Withdrawal #3 was made in the same CALENDAR year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

          15% times ($100,000 less $1,150) less $14,850 =

          15% times ($98,850) less $14,850 =

          $14,827.50 less $14,850 = $-22.50

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

     Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

- The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

- If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

(1)  First from Old Payments.

     - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

(2)  Second from New Payments.

     -    The surrender charge table is applicable.

     -    Payments are now withdrawn from this category on a first-in-first-out
          (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

(3)  Third from Payment Credits.

     - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. Physically disabled means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

     - the size and type of group or class, and the persistency expected from that group or class;

     - the total amount of payments to be received, and the manner in which payments are remitted;

     - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

     -    other transactions where sales expenses are likely to be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

     - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

     - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

     -    investment managers or sub-advisers of the Underlying Funds; and

     - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being valued      1.00%
10-14 years of annuity benefit payments being valued:          1.50%
Less than 10 years of annuity benefit payments being valued:   2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a
              Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth in "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract and on withdrawals, surrenders, or annuity benefit payments from a Contract will depend upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.


The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

In a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in
(ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to Qualified Contracts.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.

PARTIAL WITHDRAWALS AFTER ANNUITIZATION. The Treasury Regulations under Section 72 provide that a lump-sum partial withdrawal from an annuity contract is to be treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. With respect to such a partial withdrawal from a qualified contract, the IRS has continued to apply this provision of the Regulations. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(A)(9). SEE "MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS" ABOVE.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.


In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses, or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

OTHER TAX ISSUES

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate the availability of one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor;

(6)  to change the names of the Variable Account or of the Sub-Accounts and

(7) to combine Sub-Accounts or the Variable Account with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.


The Contract was previously sold by certain independent broker-dealers. The Contract was also offered through VeraVest Investments Inc. The Company paid commissions not to exceed 7.0% of payments to broker-dealers which sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


TRANSFERS TO OR FROM THE FIXED ACCOUNT

Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:

- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and

- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:

- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and

- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS

The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner.

If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.

The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states.) To determine which Rider you have, you should check the form number in the lower left-hand corner.

     1.   15% Breakthrough EDB Rider (Form 3316-02)

     2.   10% Breakthrough EDB Rider (Form 3315-02)

     3. Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)

     4.   15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)

     5.   10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)

     6.   Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)

     7.   Annual Step-up With 5% Yield EDB (Form 3263-99)

     8.   15% Breakthrough EDB Rider (Form 3241-01)-Not available in All States

1. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3316-02)

This 15% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (b) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction        = Current Breakthrough Value times (Amount
                                      of the Withdrawal divided by the
                                      Accumulated Value immediately prior to the withdrawal)

                                    = $100,000 times ($5,000 divided by
                                      $110,000)

                                    = $4,545

     New Current Breakthrough Value = $100,000 - $4,545 = $95,455

     New Target Breakthrough Value  = 115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

2. 10% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3315-02)

This 10% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be110% of the Current Breakthrough Value.

When a payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction         =  Current Breakthrough Value times (Amount
                                        of the Withdrawal divided by the
                                        Accumulated Value immediately prior to
                                        the withdrawal)

                                     =  $100,000 times ($5,000 divided by
                                        $105,000)

                                     =  $4,761.90

     New Current Breakthrough Value  =  $100,000 - $4,761.90 = $95,238.10

     New Target Breakthrough Value   =  110% of $95,238.10 =  $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

3(a). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3312-02
      NOT AVAILABLE IN TEXAS - FOR TEXAS VERSION SEE 3(b) - FORM 3311-02)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, as determined after being increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c), II(b), II(c), III(b), III(c) or III(d) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

3(b). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3311-02 -
      TEXAS ONLY)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs (1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.

PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(a) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

4. 15% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3318-02)

This 15% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

(a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

(b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

(c) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

     (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction         =  Current Breakthrough Value times (Amount
                                        of the Withdrawal divided by the
                                        Accumulated Value immediately prior to
                                        the withdrawal)

                                     =  $100,000 times ($5,000 divided by
                                        $110,000)

                                     =  $4,545

     New Current Breakthrough Value  =  $100,000 - $4,545 = $95,455

     New Target Breakthrough Value   =  115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

5. 10% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3317-02)

This 10% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under (b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

     (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

     (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

     (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

     (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments,

     (d)  and proportionately reduced for subsequent withdrawals; and

     (e) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the payment; and

     (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction        = Current Breakthrough Value times (Amount
                                      of the Withdrawal divided by the
                                      Accumulated Value immediately prior to the withdrawal)

                                    = $100,000 times ($5,000 divided by
                                      $105,000)

                                    = $4,761.90

     New Current Breakthrough Value = $100,000 - $4,761.90 = $95,238.10

     New Target Breakthrough Value  = 110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. DEATH BEFORE OR ON DECEASED'S 80TH BIRTHDAY. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST OF:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

     (b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. DEATH AFTER DECEASED'S 80TH BIRTHDAY BUT BEFORE 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. DEATH ON OR AFTER DECEASED'S 90TH BIRTHDAY. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Service Office, increased for any positive MVA, if applicable;

     (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

     (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

     (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either (a) Proportionate Withdrawals or (b) Direct Withdrawals.


(a) PROPORTIONATE WITHDRAWALS. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:


                Amount of the Proportionate Reduction Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.


(b) DIRECT WITHDRAWALS. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.


To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.

Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7. ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3263-99)

This Annual Step-up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs (1) before or (2) on or after the deceased Owner's 90th birthday.

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

     (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATER of:

     (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary paperwork, increased by any positive Market Value Adjustment; or

     (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

8. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3241-01)

This 15% Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 80th birthday, whichever occurs first, is the amount guaranteed as the death benefit is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which will be 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is will be the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

     (b)  the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 80th birthday, the death benefit will be the GREATER of:

     (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Service Office, increased for any positive Market Value Adjustment, if applicable; or

     (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the Payment; and

     (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000.

Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction        = Current Breakthrough Value times (Amount
                                      of the Withdrawal divided by the
                                      Accumulated Value immediately prior to the withdrawal)

                                    = $100,000 times ($5,000 divided by
                                      $110,000)

                                    = $4,545

     New Current Breakthrough Value = $100,000 - $4,545 = $95,455

     New Target Breakthrough Value  = 115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

                                   APPENDIX C

                        OPTIONAL ENHANCED EARNINGS RIDER

You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a) is the Accumulated Value, and

     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the DWS Money Market VIP and the EER will terminate.

                                   APPENDIX D

                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

           HYPOTHETICAL       WITHDRAWAL       SURRENDER
CONTRACT    ACCUMULATED   WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR         VALUE        CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------------   ----------   ---------
    1        $ 56,700          $ 7,500           8.5%        $4,182
    2          61,236            8,736           8.5%         4,250
    3          66,135           13,635           8.5%         4,250
    4          71,426           18,926           8.5%         4,250
    5          77,140           24,640           7.5%         3,750
    6          83.311           30,811           6.5%         3,250
    7          89,976           37,476           5.5%         2,750
    8          97,174           44,674           3.5%         1,750
    9         104,948           52,448           1.5%           750
   10         113,344           60,844           0.0%             0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract LESS that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

           HYPOTHETICAL                     WITHDRAWAL       SURRENDER
CONTRACT    ACCUMULATED                 WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR         VALUE      WITHDRAWALS     CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------   -----------------   ----------   ---------
    1         $56,700       $     0          $ 7,500           8.5%         $  0
    2          61,236             0            8,736           8.5%            0
    3          66,135             0           13,635           8.5%            0
    4          71,426        30,000           18,926           8.5%          941
    5          44,740        10,000            5,839           7.5%          312
    6          37,519         5,000            5,215           6.5%            0
    7          35,120        10,000            5,215           5.5%          263
    8          27,130        15,000            4,497           3.5%          368
    9          13,100         5,000            2.921           1.5%           31
   10           8,748         5,000            2,610           0.0%            0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) -1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED) *

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

        The market value factor = [(1+i)/(1+j)] -1
                                = [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) -1
                                = (.98182)(TO THE POWER OF 7) -1
                                = -.12054

    The market value adjustment = the market value factor multiplied by the withdrawal
                                = -.12054 x $66,134.88
                                = -$7,971.71

* Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) **

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

        The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) -1
                                = [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) -1
                                = (.97297)(TO THE POWER OF 7) -1
                                = -.17452

    The market value adjustment = Maximum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%
                                = Maximum (-.17452 x $66,134.88 or -$8,766.71)
                                = Maximum (-$11,542.00 or -$8,766.71)
                                = -$8,766.71

** Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED) *

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

        The market value factor = [(1+i)/(1+j)] -1
                                = [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) -1
                                = (1.00935)(TO THE POWER OF 7) -1
                                = .06728

    The market value adjustment = the market value factor multiplied by the withdrawal
                                = .06728 x $66,134.88
                                = $4,449.79

* Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) **

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

        The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) -1
                                = [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) -1
                                = (1.02857)(TO THE POWER OF 7) -1
                                = .21798

    The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%
                                = Minimum of (.21798 x $66,134.88 or $8,766.71)
                                = Minimum of ($14,416.27 or $8,766.71)
                                = $8,766.71

** Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E

                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      COMMONWEALTH SELECT SEPARATE ACCOUNT

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2008.


SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
GOLDMAN SACHS CAPITAL GROWTH FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          2.503  2.308   2.145   2.026   1.912   1.536   2.151   2.897   3.575   2.793   2.091
   End of Period                                1.433  2.503   2.308   2.145   2.026   1.912   1.536   2.151   2.897   3.575   2.793
   Units Outstanding at End of Period
      (in thousands)                           35,908 43,582  55,864  69,410  89,713 110,128  84,037 111,852 135,289 134,059 120,538

GOLDMAN SACHS CORE FIXED INCOME FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.879  1.784   1.737   1.730   1.687   1.656   1.553   1.459   1.340   1.371   1.301
   End of Period                                1.694  1.879   1.784   1.737   1.730   1.687   1.656   1.553   1.459   1.340   1.371
   Units Outstanding at End of Period
      (in thousands)                           41,855 54,064  61,115  73,642  86,702 111,942 118,921 127,566 114,184 110,437 102,171

GOLDMAN SACHS EQUITY INDEX FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.040  1.001   0.880   0.855   0.786   0.623   0.813   0.937   1.000     N/A     N/A
   End of Period                                0.643  1.040   1.001   0.880   0.855   0.786   0.623   0.813   0.937     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           71,779 87,418 114,406 146,147 183,137 213,299  35,464  16,661   1,156     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.172  1.108   1.080   1.078   1.071   1.068   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.192  1.172   1.108   1.080   1.078   1.071   1.068     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           21,385 16,889  15,967  18,132  21,211  38,456  57,149     N/A     N/A     N/A     N/A

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          4.118  3.499   3.356   2.968   2.537   1.842   2.383   2.444   2.321   1.878   1.672
   End of Period                                2.403  4.118   3.499   3.356   2.968   2.537   1.842   2.383   2.444   2.321   1.878
   Units Outstanding at End of Period
      (in thousands)                           11,852 15,062  19,737  25,913  32,585  39,218  57,017  64,079  74,845  62,949  54,789

GOLDMAN SACHS MID CAP VALUE FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          2.152  2.115   1.859   1.759   1.495   1.095   1.327   1.195   0.929   0.989   1.000
   End of Period                                1.332  2.152   2.115   1.859   1.759   1.495   1.095   1.327   1.195   0.929   0.989
   Units Outstanding at End of Period
      (in thousands)                           20,130 25,869  33,311  41,697  51,760  62,506  78,287  91,948  78,804  43,839  18,240

GOLDMAN SACHS MONEY MARKET FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.472  1.422   1.378   1.360   1.367   1.375   1.372   1.334   1.272   1.227   1.179
   End of Period                                1.484  1.472   1.422   1.378   1.360   1.367   1.375   1.372   1.334   1.272   1.227
   Units Outstanding at End of Period
      (in thousands)                           51,918 52,473  52,521  57,329  68,857  93,968 180,361 165,467 134,660 127,048  92,796

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY
   FUND (SERVICE SHARES)
Unit Value:
   Beginning of Period                          2.315  2.177   1.817   1.640   1.453   1.153   1.451   1.875   2.089   1.608   1.400
   End of Period                                1.231  2.315   2.177   1.817   1.640   1.453   1.153   1.451   1.875   2.089   1.608
   Units Outstanding at End of Period
      (in thousands)                           24,890 29,909  37,902  48,390  62,631  79,065  87,250 107,611 123,129 109,511 103,028

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.255  1.296   1.166   1.116   1.025   0.814   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.778  1.255   1.296   1.166   1.116   1.025   0.814     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            1,779  1,877   2,306   2,130   2,384   2,557   2,155     N/A     N/A     N/A     N/A

AIM V.I. CAPITAL APPRECIATION FUND
   (SERIES I SHARES)
Unit Value:
   Beginning of Period                          0.851  0.770   0.715   0.686   0.622   0.622   0.653   0.896   1.000     N/A     N/A
   End of Period                                0.482  0.851   0.770   0.715   0.686   0.622   0.622   0.653   0.896     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            7,152  8,012   9,358  11,353  14,459  17,422  17,422  13,106   2,982     N/A     N/A

AIM V.I. CORE EQUITY FUND
   (SERVICE I SHARES)
Unit Value:
   Beginning of Period                          0.901  0.846   0.744   0.714   0.685   0.555   0.808   0.937   1.000     N/A     N/A
   End of Period                                0.621  0.901   0.846   0.744   0.714   0.685   0.555   0.808   0.937     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            9,685 11,116  13,191  15,631  18,766  23,728  27,915  25,862   2,405     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND
   (SERVICE I SHARES)
Unit Value:
   Beginning of Period                          0.803  0.726   0.634   0.580   0.519   0.382   0.569   0.838   1.000     N/A     N/A
   End of Period                                0.411  0.803   0.726   0.634   0.580   0.519   0.382   0.569   0.838     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            2,733  3,999   6,848   7,974  10,597  12,607  13,272  10,159   1,664     N/A     N/A

AIM V.I. GLOBAL HEALTH CARE FUND
   (SERIES I SHARES)
Unit Value:
   Beginning of Period                          1.000  0.979   0.944   0.885   0.834   0.662   0.889   1.031   1.000     N/A     N/A
   End of Period                                0.760  1.080   0.979   0.944   0.885   0.834   0.662   0.889   1.031     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,516  4,123   5,536   7,366   8,979  10,760  12,323   9,811   2,059     N/A     N/A

AIM V.I. LARGE CAP GROWTH FUND
   (SERIES I SHARES)
Unit Value:
   Beginning of Period                          0.802  0.704   0.661   0.648   0.628   0.509   0.699   0.915   1.000     N/A     N/A
   End of Period                                0.488  0.802   0.704   0.661   0.648   0.628   0.509   0.699   0.915     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            8,605 11,326  13,537  16,926  20,414  23,608  24,811  18,589   2,625     N/A     N/A

AIM V.I. BASIC VALUE FUND
   (SERIES II SHARES)
Unit Value:
   Beginning of Period                          1.260  1.261   1.132   1.089   0.996   0.758   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.598  1.260   1.261   1.132   1.089   0.996   0.758     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,549  4,500   5,862   7,824  10,386  10,164   7,356     N/A     N/A     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
   (SERIES II SHARES)
Unit Value:
   Beginning of Period                          1.510  1.385   1.208   1.122   0.987   0.741   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.787  1.510   1.385   1.208   1.122   0.987   0.741     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                              618    933   1,153   1,073   1,483   1,329     284     N/A     N/A     N/A     N/A

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
   PORTFOLIO (CLASS A)
Unit Value:
   Beginning of Period                          0.928  0.826   0.842   0.742   0.692   0.568   0.830   1.017   1.000     N/A     N/A
   End of Period                                0.552  0.928   0.826   0.842   0.742   0.692   0.568   0.830   1.017     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           21,980 28,543  34,866  38,719  45,808  51,491  59,366  58,048  47,448     N/A     N/A

ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH
   PORTFOLIO (CLASS B)
Unit Value:
   Beginning of Period                          1.285  1.087   1.017   0.995   0.961   0.678   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.666  1.285   1.087   1.017   0.995   0.961   0.678     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                              868  1,292   1,326   1,247   1,498   1,778     364     N/A     N/A     N/A     N/A

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME
   PORTFOLIO (CLASS B)
Unit Value:
   Beginning of Period                          1.376  1.331   1.154   1.119   1.020   0.783   1.021   1.034   1.000     N/A     N/A
   End of Period                                0.804  1.376   1.331   1.154   1.119   1.020   0.783   1.021   1.034     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           26,095 31,950  41,319  49,056  58,892  70,116  78,109  49,134   3,477     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B)
Unit Value:
   Beginning of Period                          1.597  1.596   1.417   1.348   1.148   0.826   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.012  1.597   1.596   1.417   1.348   1.148   0.826     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,139  4,416   4,905   5,923   8,152   4,501   2,761     N/A     N/A     N/A     N/A

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
   (CLASS B)
Unit Value:
   Beginning of Period                          1.397  1.479   1.239   1.191   1.066   0.841   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.813  1.397   1.479   1.239   1.191   1.066   0.841     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            2,782  3,713   5,543   5,036   4,568   3,594   2,499     N/A     N/A     N/A     N/A

DWS SMALL CAP INDEX VIP (CLASS A)
Unit Value:
   Beginning of Period                          1.497  1.547   1.335   1.299   1.119   0.775   0.990   0.984   1.000     N/A     N/A
   End of Period                                0.972  1.497   1.547   1.336   1.299   1.119   0.775   0.990   0.984     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,614  5,203   6,806   7,795   9,675  10,849   8,991   3,904      87     N/A     N/A

DWS DREMAN HIGH RETURN EQUITY VIP (CLASS A)
Unit Value:
   Beginning of Period                          1.407  1.455   1.288   1.307   1.184   0.937   1.039   1.107   1.000     N/A     N/A
   End of Period                                0.972  1.407   1.455   1.288   1.307   1.184   0.937   1.039   1.107     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,068  3,669   4,599   5,812   6,810   7,951   8,796   5,736     679     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
DWS TECHNOLOGY VIP (CLASS A)
Unit Value:
   Beginning of Period                          0.512  0.455   0.458   0.447   0.445   0.308   0.484   0.727   1.000     N/A     N/A
   End of Period                                0.272  0.512   0.455   0.458   0.447   0.445   0.308   0.484   0.727     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            4,803  6,115   7,832   9,811  17,110  20,389  16,554  12,020   4,507     N/A     N/A
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
   Beginning of Period                          1.090  1.088   1.046   1.021   1.007   0.992   1.003   1.000     N/A     N/A     N/A
   End of Period                                0.783  1.090   1.088   1.046   1.021   1.007   0.992   1.003     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,126 15,225  18,060  19,427  19,489  18,378  21,100   8,027     N/A     N/A     N/A
EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
   Beginning of Period                          1.163  1.111   1.126   1.067   1.019   0.795   1,149   1.000     N/A     N/A     N/A
   End of Period                                1.065  1.163   1.111   1.126   1.067   1.019   0.795   1.149     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,126  6,107   7,934   9,788  11,449  12,539  11,658   5,703     N/A     N/A     N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
   Beginning of Period                          1.586  1.368   1.242   1.077   0.946   0.747   0.836   0.966   1.000     N/A     N/A
   End of Period                                0.899  1.586   1.368   1.242   1.077   0.946   0.747   0.836   0.966     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           27,351 34,328  39,323  42,028  36,499  30,644  28,591  16,731   4,509     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
   Beginning of Period                          2.810  2.807   2.368   2.269   2.063   1.605   1.961   2.092   1.957   1.867   1.696
   End of Period                                1.589  2.810   2.807   2.368   2.269   2.063   1.605   1.961   2.092   1.957   1.867
   Units Outstanding at End of Period
      (in thousands)                           29,480 37,240  46,520  57,749  73,279  85,422 105,303 119,522 122,812 114,059  95,537
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                          2.861  2.285   2.169   2.079   2.040   1.557   2,260   2,783   3.171   2.340   1.701
   End of Period                                1.490  2.861   2.285   2.169   2.079   2.040   1.557   2.260   2.783   3.171   2.340
   Units Outstanding at End of Period
      (in thousands)                           21,946 26,316  32,819  40,830  52,885  62,334  74,649  95,897 111,920  90,071  63,055
FIDELITY VIP GROWTH & INCOME PORTFOLIO
Unit Value:
   Beginning of Period                          1.203  1.088   0.975   0.919   0.881   0.722   0.878   0.976   1.000     N/A     N/A
   End of Period                                0.692  1.203   1.088   0.975   0.919   0.881   0.722   0.878   0.976     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            6,091  8,773   9,280  11,245  13,053  15,016  14,260  14,337   1,485     N/A     N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
   Beginning of Period                          1.491  1.471   1.341   1.324   1.225   0.977   0.957   1.100   1.439   1.350   1.430
   End of Period                                1.103  1.491   1.471   1.341   1.324   1.225   0.977   1.100   1.100   1.439   1.350
   Units Outstanding at End of Period
      (in thousands)                           24,893 31,959  39,175  47,686  61,378  80,700  89,461 103,705  99,327  87,413  74,986

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
   Beginning of Period                          2.208  1,936   1.743   1.494   1.213   0.887   0.998   1.046   1.000     N/A     N/A
   End of Period                                1.318  2.208   1.936   1.743   1.494   1.213   0.887   0.998   1.046     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           16,357 20,407  27,207  32,957  33,168  34,214  35,732  19,368   2,914     N/A     N/A
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
Unit Value:
   Beginning of Period                          1.566  1.506   1.317   1.304   1.162   0.749   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.752  1.566   1.506   1.317   1.304   1.162   0.749     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            2.396  3,082   3,383   3,587   4,838   5,165     885     N/A     N/A     N/A     N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
   FUND (CLASS 2)
Unit Value:
   Beginning of Period                          1.246  1.189   1.088   1.091   1.026   0.819   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.804  1.246   1.189   1.088   1.091   1.026   0.819     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            2,644  3,366   3,724   4,331   4,510   3,150   1,070     N/A     N/A     N/A     N/A
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
   FUND (CLASS 2)
Unit Value:
   Beginning of Period                          1.502  1.561   1.353   1.262   1.034   0.794   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.992  1.502   1.561   1.353   1.262   1.034   0.794     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            4,967  6,175   8,511   9,019   8,092   4,489   2,257     N/A     N/A     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND (CLASS 2)
Unit Value:
   Beginning of Period                          0.915  0.834   0.778   0.753   0.686   0.507   0.720   0.862   1.000     N/A     N/A
   End of Period                                0.519  0.915   0.834   0.778   0.753   0.686   0.507   0.720   0.862     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,859 14,119  18,318  21,392  25,011  29,881  27,115  12,372   1,055     N/A     N/A

FT VIP MUTUAL SHARES SECURITIES FUND
   (CLASS 2)
Unit Value:
   Beginning of Period                          1.733  1.699   1.455   1.335   1.202   0.974   1.121   1.062   1.000     N/A     N/A
   End of Period                                1.075  1.733   1.699   1.455   1.335   1.202   0.974   1.121   1.062     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           17,600 22,619  25,587  28,576  29,084  30,941   2,257  22,617   1,151     N/A     N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
   (CLASS 2)
Unit Value:
   Beginning of Period                          1.770  1.555   1.299   1.195   1.023   0.785   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.041  1.770   1.555   1.299   1.195   1.023   0.785     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            7,681 10,111  11,965  13,604  10,905   6,831   4,058     N/A     N/A     N/A     N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
   Beginning of Period                          1.012  0.946   0.890   0.805   0.731   0.600   0.778   0.914   1.000     N/A     N/A
   End of Period                                0.586  1.012   0.946   0.890   0.805   0.731   0.600   0.778   0.914     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            7,575 10,229  13,034  14,157  15,197  18,412  19,923  14,985   2,409     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO (SERVICE
   SHARES)
Unit Value:
   Beginning of Period                          1.782  1.412   0.977   0.751   0.641   0.484   0.484   0.875   1.000     N/A     N/A
   End of Period                                0.839  1.782   1.412   0.977   0.751   0.641   0.484   0.641   0.875     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,556 15,018  16.132  15,571  13,033  15,184  18,862  15,184   3,263     N/A     N/A

JANUS ASPEN JANUS PORTFOLIO (SERVICE SHARES)
Unit Value:
   Beginning of Period                          0.770  0.680   0.620   0.605   0.589   0.454   0.629   0.849   1.000     N/A     N/A
   End of Period                                0.456  0.770   0.680   0.620   0.605   0.589   0.454   0.629   0.849     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,808 14,397  16,157  18,834  22,842  26,135  30,199  16,948   3,332     N/A     N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE
   SHARES)
Unit Value:
   Beginning of Period                          0.735  0.612   0.548   0.496   0.417   0.314   0.443   0.744   1.000     N/A     N/A
   End of Period                                0.407  0.735   0.612   0.548   0.496   0.417   0.314   0.443   0.744     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            4,783  7,191   6,313   7,017   7,398   8,603  10,681  12,347   1,707     N/A     N/A

MFS(R) MID CAP GROWTH SERIES (SERVICE CLASS)
Unit Value:
   Beginning of Period                          1.191  1.103   1.094   1.079   0.956   0.710   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.569  1.191   1.103   1.094   1.079   0.956   0.710     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           1,845  2,737   3,258   4,311   5,677   3,896   1,076     N/A     N/A     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
   Beginning of Period                          1.197  1.187   1.066   1.029   0.983   0.747   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.714  1.197   1.187   1.066   1.029   0.983   0.747     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            1,018  1,132   1,549   1,585   2,084   1,800     644     N/A     N/A     N/A     N/A

MFS(R) TOTAL RETURN SERIES (SERVICE CLASS)
Unit Value:
   Beginning of Period                          1.311  1.280   1.163   1.149   1.050   0.918   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.004  1.311   1.280   1.163   1.149   1.050   8,179     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                           11,112 13,289  16,085  19,446  16,967  13,317   8,179     N/A     N/A     N/A     N/A

MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
   Beginning of Period                          2.674  2.126   1.646   1.432   1.119   0.837   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.639  2.674   2.126   1.646   1.432   1.119   0.837     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            4,103  5,242   5,822   6,230   4,031   2,152     779     N/A     N/A     N/A     N/A

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.361  1.334   1.220   1.194   1.103   0.897   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.757  1.361   1.334   1.220   1.194   1.103   0.897     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,905  5,067   5,476   4,512   3,299   2,025     616     N/A     N/A     N/A     N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.311  1.168   1.100   1.064   1.012   0.785   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.702  1.311   1.168   1.100   1.064   1.012   0.785     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            3,266  4,421   7,062   8,402   6,220   4,649   2,037     N/A     N/A     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.730  1.654   1.430   1.271   1.084   0.770   1.000     N/A     N/A     N/A     N/A
   End of Period                                1.018  1.730   1.654   1.430   1.271   1.084   0.770     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            7,617 11,014  13,958  15,317  11,880   7,050   3,478     N/A     N/A     N/A     N/A

OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.316  1.341   1.246   1.238   1.155   0.946   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.278  1.316   1.341   1.246   1.238   1.155   0.946     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            5,287  6,296   7,237   8,044  10,199  10,871   6,429     N/A     N/A     N/A     N/A

OPPENHEIMER MAIN STREET FUND(R)/VA
   (SERVICE SHARES)
Unit Value:
   Beginning of Period                          1.308  1.274   1.126   1.080   1.003   0.805   1.000     N/A     N/A     N/A     N/A
   End of Period                                0.792  1.308   1.274   1.126   1.080   1.003   0.805     N/A     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            2,299  3,024   3,801   4,771   5,221   4,518   3,011     N/A     N/A     N/A     N/A

PIONEER FUND VCT PORTFOLIO (CLASS II)
Unit Value:
   Beginning of Period                          1.180  1.142   0.995   0.953   0.871   0.716   0.899   1.000     N/A     N/A     N/A
   End of Period                                0.763  1.180   1.142   0.995   0.953   0.871   0.716   0.899     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            5,525  5,991   7,922   9,219   9,507   8,096   8,671   3,277     N/A     N/A     N/A

SUB-ACCOUNT                                     2008   2007    2006    2005    2004    2003    2002    2001    2000    1999    1998
-----------                                    -------------------------------------------------------------------------------------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
   (CLASS 2)
Unit Value:
   Beginning of Period                          2.333  2.925   2.173   1.919   1.437   1.084   1.075   1.000     N/A     N/A     N/A
   End of Period                                1.418  2.333   2.925   2.173   1.919   1.437   1.084   3,475     N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                            4,828  6,594   9,661  10,741  11,633  11,433  12,231   3,475     N/A     N/A     N/A

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
   Beginning of Period                          1.988  1.784   1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223
   End of Period                                1.006  1.988   1.784   1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398
   Units Outstanding at End of Period
      (in thousands)                           23,278 26,681  32,378  37,547  47,389  55,172  67,555  65,264  62,055  49,814  41,458

                                   APPENDIX F

          EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
     Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

     Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 x 75%)

     Annuity Units after withdrawal = 342.50 (1,370 x (1 -
     (89,971.44/119,961.92)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

     Rate used in Present Value Determination = 3% (3% AIR)
     Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

     Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

     Annuity Units after withdrawal = 342.50 (1,370 x (1 -
     (49,386.81/65,849.08)))
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

     Last Monthly Annuity Benefit Payment = $1,436.50
     Withdrawal Amount = $14,365.00 (10 x 1,436.50)

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
     Present Value of Future Annuity Benefit Payments = $234,482.77

     Annuity Units after withdrawal = 1,286.07 (1,370 x (1 -
     (14,365.00/234,482.77)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

     Last Monthly Annuity Benefit Payment = $1,820.71
     Withdrawal Amount = $18,207.10 (10 x 1,820.71)

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

     Rate used in Present Value Determination = 3% (3% AIR)
     Present Value of Future Annuity Benefit Payments = $268,826.18

     Annuity Units after withdrawal = 1,272.71 (1,370 x (1 -
     (18,207.10/268,826.18)))
     Annuity Unit Value on the date of withdrawal = 1.39350
     Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination = 5% (3% AIR plus 2%
     Withdrawal Adjustment Charge)
     Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

     Withdrawal = $10,000

     Annuity Units after withdrawal = 1,255.80 (1,370 x (1 -
     (10,000/119,961.92)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

     Annuity Units prior to withdrawal = 1,370
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

     Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
     Present Value of future Annuity Benefit Payments = $234,482.77

     Withdrawal = $10,000

     Annuity Units after withdrawal = 1,311.57 (1,370 x (1 -
     (10,000/$234,482.77)))
     Annuity Unit Value on the date of withdrawal = 1.09944
     Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY SELECT REWARD PROSPECTUS OF COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT DATED MAY 1, 2009 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.

                                DATED MAY 1, 2009


Commonwealth Annuity Select Reward

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENT AND ACCUMULATION UNIT CALCULATIONS                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       10
FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2008, the Company and its subsidiaries had $6 billion in assets and $12 billion of life insurance in force.


In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Commonwealth Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992.

Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Select Reward contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Structured U.S. Equity Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Large Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENT  VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP


JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Enterprise Portfolio
Janus Aspen Growth and Income Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio


MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of the Commonwealth Select Separate Account of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.22%.


Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                                  UNDERWRITERS

Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest," formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006.

The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all contracts funded by Commonwealth Select Separate Account (including contracts not described in the Prospectus) for the years 2006, 2007 and 2008 were $11,808.00, $3,633, 179.79 and $2,688, 525.50, respectively. No commissions were retained by VeraVest or SDI for sales of all contracts funded by Commonwealth Select Separate Account (including contracts not described in the Prospectus) for the years 2005, 2006 and 2007. No commissions or other compensation was received by Epoch, directly or indirectly, from the Commonwealth Annuity Select Separate Account during the Commonwealth Annuity Select Separate Account's last fiscal year.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATIONS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period               $ 1.135000
(2) Value of Assets - Beginning of Valuation Period                   $5,000,000
(3) Excess of Investment Income and Net Gains Over Capital Losses     $    1,675
(4) Adjusted Gross Investment Rate for the Valuation Period (3)
    divided by (2)                                                      0.000335
(5) Annual Charge (one-day equivalent of 1.40% per annum)               0.000039
(6) Net Investment Rate (4) - (5)                                       0.000296
(7) Net Investment Factor 1.000000 + (6)                                1.000296
(8) Accumulation Unit Value -- Current Period (1) x (7)               $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                               MINIMUM
  CONTRACT       MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE    INCOME(1)
-----------   ------------   ----------
    10          $171,034       $12,786
    15          $218,287       $18,571

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the

Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

PERFORMANCE

Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

          P(1 + T)(TO THE POWER OF (n)) = ERV

     Where: P = a hypothetical initial payment to the Variable Account of $1,000

            T = average annual total return

            n = number of years

          ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO   CHARGE AS PERCENTAGE OF NEW PURCHASE
     DATE OF WITHDRAWAL                  PAYMENTS WITHDRAWN
-----------------------------   ------------------------------------
          Less than 4                           8.5%
          Less than 5                           7.5%
          Less than 6                           6.5%
          Less than 7                           5.5%
          Less than 8                           3.5%
          Less than 9                           1.5%
          Thereafter                              0

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

          P(1 + T) (TO THE POWER OF (n)) = EV

     Where: P = a hypothetical initial payment to the Variable Account of $1,000

            T = average annual total return

            n = number of years

           EV = the ending value of the $1,000 payment at the end of the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES

Quotations of average annual total return as shown in Table 1A is calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2008
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                          FOR YEAR                 SINCE
                                                           SUB-ACCOUNT      ENDED              INCEPTION OF
                                                         INCEPTION DATE   12/31/08   5 YEARS    SUB-ACCOUNT
                                                         --------------   --------   -------   ------------
Goldman Sachs VIT Capital Growth Fund                        01/09/06      -47.01        N/A       -16.16
Goldman Sachs VIT Core Fixed Income Fund                     01/09/06      -16.60        N/A        -3.58
Goldman Sachs VIT Equity Index Fund                          01/09/06      -42.74        N/A       -13.32
Goldman Sachs VIT Government Income Fund                     01/09/06       -5.67        N/A         0.70
Goldman Sachs VIT Growth Opportunities Fund                  01/09/06      -45.98        N/A       -14.07
Goldman Sachs VIT Mid Cap Value Fund                         01/09/06      -42.72        N/A       -13.74
Goldman Sachs VIT Money Market Fund                          01/09/06       -6.62        N/A        -0.21
Goldman Sachs VIT Strategic International Equity Fund        01/09/06      -50.87        N/A       -16.02
Goldman Sachs VIT Structured U.S. Equity Fund                01/09/06      -42.50        N/A       -15.85
AIM V.I. Capital Appreciation Fund                            10/6/00      -47.46      -6.26        -8.71
AIM V.I. Core Equity Fund                                     10/6/00      -36.16      -3.28        -5.86
AIM V.I. Dynamics Fund                                        10/6/00      -52.53      -5.85       -10.42
AIM V.I. Global Health Care Fund                              10/6/00      -34.74      -3.17        -3.48
AIM V.I. Large Cap Growth Fund                                10/6/00      -43.60      -6.20        -8.57
AIM V.I. Basic Value Fund                                      5/1/02      -56.02     -10.92        -8.11
AIM V.I. Capital Development Fund                              5/1/02      -51.64      -5.68        -4.22
AllianceBernstein VPS Large Cap Growth Portfolio             10/15/99      -45.05      -5.90        -6.63
AllianceBernstein VPS Global Thematic Growth Portfolio         5/1/02      -51.95      -8.29        -6.60
AllianceBernstein VPS Growth and Income Portfolio             10/6/00      -45.91      -6.03        -2.93
AllianceBernstein VPS Small/Mid Cap Value Portfolio            5/1/02      -41.23      -3.77        -0.54
AllianceBernstein VPS Value Portfolio                          5/1/02      -46.05      -6.52        -3.76
DWS Small Cap Index VIP                                       10/6/00      -39.76      -4.06        -0.51
DWS Dreman High Return Equity VIP                             10/6/00      -50.61      -9.96        -3.62
DWS Technology VIP                                            10/6/00      -50.84     -10.62       -14.85
Eaton Vance VT Floating-Rate Income Fund                       5/1/01      -33.38      -6.18        -3.54
Eaton Vance VT Worldwide Health Sciences Fund                  5/1/01      -15.04      -0.46         0.40
Fidelity VIP Contrafund(R) Portfolio                          10/6/00      -47.48      -2.36        -1.50
Fidelity VIP Equity-Income Portfolio                           5/1/95      -47.79      -6.56        -1.82
Fidelity VIP Growth Portfolio                                  5/1/95      -46.71      -6.00        -4.57
Fidelity VIP Growth & Income Portfolio                        10/6/00      -51.86      -7.50        -4.65
Fidelity VIP High Income Portfolio                             5/1/95      -31.52      -3.51        -2.18
Fidelity VIP Mid Cap Portfolio                                10/6/00      -44.68       0.29         3.21
Fidelity VIP Value Strategies Portfolio                        5/1/02      -55.44      -9.53        -4.87
FT VIP Franklin Large Cap Growth Securities Fund               5/1/02      -40.11      -6.00        -3.91
FT VIP Franklin Small Cap Value Securities Fund                5/1/02      -38.73      -2.13        -0.84
FT VIP Franklin Small-Mid Cap Growth Securities Fund          10/6/00      -47.46      -6.71        -7.89
FT VIP Mutual Shares Securities Fund                          10/6/00      -42.53      -3.55         0.67
FT VIP Templeton Foreign Securities Fund                       5/1/02      -45.47      -0.98        -0.13
Janus Aspen Enterprise Portfolio                              10/6/00      -48.67      -1.85       -10.54
Janus Aspen Growth and Income Portfolio                       10/6/00      -46.32      -5.63        -6.49
Janus Aspen Janus Portfolio                                   10/6/00      -45.08      -6.30        -9.38
Janus Aspen Overseas Portfolio                                10/6/00      -56.34       4.26        -2.31
MFS(R) Mid Cap Growth Series                                   5/1/02      -55.72     -11.06        -8.78

                                                                          FOR YEAR                 SINCE
                                                           SUB-ACCOUNT      ENDED              INCEPTION OF
                                                         INCEPTION DATE   12/31/08   5 YEARS    SUB-ACCOUNT
                                                         --------------   --------   -------   ------------
MFS(R) New Discovery Series                                   5/1/02       -44.68      -7.43        -5.61
MFS(R) Total Return Series                                    5/1/02       -28.95      -2.19        -0.66
MFS(R) Utilities Series                                       5/1/02       -43.11       6.81         7.14
Oppenheimer Balanced Fund/VA                                  5/1/02       -48.42      -8.47        -4.78
Oppenheimer Capital Appreciation Fund/VA                      5/1/02       -50.30      -8.26        -5.84
Oppenheimer Global Securities Fund/VA                         5/1/02       -45.42      -2.55        -0.45
Oppenheimer High Income Fund/VA                               5/1/02       -80.41     -25.78       -18.06
Oppenheimer Main Street Fund(R)/VA                            5/1/02       -43.86      -5.88        -4.14
Pioneer Fund VCT Portfolio                                    5/1/01       -39.98      -3.90        -3.86
Pioneer Real Estate Shares VCT Portfolio                      5/1/01       -43.64      -1.60         4.30
T. Rowe Price International Stock Portfolio                   5/1/95       -53.25      -4.62        -3.44


* Because the funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs funds") were not available for investment under the Contract until January 9, 2006, currently there is no "Average Annual Total Return" performance information for the Goldman Sachs funds.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2008
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                          FOR YEAR                 SINCE
                                                           SUB-ACCOUNT      ENDED              INCEPTION OF
                                                         INCEPTION DATE   12/31/08   5 YEARS    SUB-ACCOUNT
                                                         --------------   --------   -------   ------------
Goldman Sachs VIT Capital Growth Fund                        01/09/06      -42.76        N/A       -13.90
Goldman Sachs VIT Core Fixed Income Fund                     01/09/06       -9.86        N/A        -0.88
Goldman Sachs VIT Equity Index Fund                          01/09/06      -38.14        N/A       -10.97
Goldman Sachs VIT Government Income Fund                     01/09/06        1.71        N/A         3.31
Goldman Sachs VIT Growth Opportunities Fund                  01/09/06      -41.64        N/A       -11.74
Goldman Sachs VIT Mid Cap Value Fund                         01/09/06      -38.09        N/A       -11.37
Goldman Sachs VIT Money Market Fund                          01/09/06        0.82        N/A         2.50
Goldman Sachs VIT Strategic International Equity Fund        01/09/06      -46.85        N/A       -13.69
Goldman Sachs VIT Structured U.S. Equity Fund                01/09/06      -38.01        N/A       -13.69
AIM V.I. Capital Appreciation Fund                            10/6/00      -43.30      -4.96        -8.47
AIM V.I. Core Equity Fund                                     10/6/00      -31.12      -1.94        -5.62
AIM V.I. Dynamics Fund                                        10/6/00      -48.81      -4.58       -10.24
AIM V.I. Global Health Care Fund                              10/6/00      -29.62      -1.85        -3.28
AIM V.I. Large Cap Growth Fund                                10/6/00      -39.15      -4.91        -8.34
AIM V.I. Basic Value Fund                                      5/1/02      -52.58      -9.72        -7.43
AIM V.I. Capital Development Fund                              5/1/02      -47.87      -4.42        -3.53
AllianceBernstein VPS Large Cap Growth Portfolio             10/15/99      -40.51      -4.42        -6.24
AllianceBernstein VPS Global Thematic Growth Portfolio         5/1/02      -48.20      -7.07        -5.92
AllianceBernstein VPS Growth and Income Portfolio             10/6/00      -41.53      -4.64        -2.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio            5/1/02      -36.65      -2.49         0.18
AllianceBernstein VPS Value Portfolio                          5/1/02      -41.84      -5.28        -3.06
DWS Small Cap Index VIP                                       10/6/00      -46.74      -8.73        -3.44
DWS Dreman High Return Equity VIP                             10/6/00      -35.05      -2.77        -0.34
DWS Technology VIP                                            10/6/00      -46.97      -9.40       -14.63
Eaton Vance VT Floating-Rate Income Fund                       5/1/01      -28.17      -4.91        -3.13
Eaton Vance VT Worldwide Health Sciences Fund                  5/1/01       -8.39       0.89         0.83
Fidelity VIP Contrafund(R) Portfolio                          10/6/00      -43.32      -1.01        -1.28
Fidelity VIP Equity-Income Portfolio                           5/1/95      -43.46      -5.09        -1.60
Fidelity VIP Growth Portfolio                                  5/1/95      -47.91      -6.09        -4.41
Fidelity VIP Growth & Income Portfolio                        10/6/00      -42.52      -4.72        -4.38
Fidelity VIP High Income Portfolio                             5/1/95      -26.04      -2.09        -2.00
Fidelity VIP Mid Cap Portfolio                                10/6/00      -40.29       1.68         3.41
Fidelity VIP Value Strategies Portfolio                        5/1/02      -51.97      -8.33        -4.18
FT VIP Franklin Large Cap Growth Securities Fund               5/1/02      -35.45      -4.75        -3.22
FT VIP Franklin Small Cap Value Securities Fund                5/1/02      -33.96      -0.82        -0.12
FT VIP Franklin Small-Mid Cap Growth Securities Fund          10/6/00      -43.30      -5.42        -7.66
FT VIP Mutual Shares Securities Fund                          10/6/00      -37.99      -2.22         0.88
FT VIP Templeton Foreign Securities Fund                       5/1/02      -41.21       0.34         0.60
Janus Aspen Enterprise Portfolio                              10/6/00      -42.10      -4.34        -6.29
Janus Aspen Growth and Income Portfolio                       10/6/00      -52.90       5.53        -2.10
Janus Aspen Janus Portfolio                                   10/6/00      -40.71      -4.97        -9.09
Janus Aspen Overseas Portfolio                                10/6/00      -44.64      -0.52       -10.35
MFS(R) Mid Cap Growth Series                                   5/1/02      -52.27      -9.88        -8.12
MFS(R) New Discovery Series                                    5/1/02      -40.37      -6.20        -4.93
MFS(R) Total Return Series                                     5/1/02      -23.41      -0.88         0.07
MFS(R) Utilities Series                                        5/1/02      -38.68       7.94         7.69

                                                                          FOR YEAR                 SINCE
                                                           SUB-ACCOUNT      ENDED              INCEPTION OF
                                                         INCEPTION DATE   12/31/08   5 YEARS    SUB-ACCOUNT
                                                         --------------   --------   -------   ------------
Oppenheimer Balanced Fund/VA                                  5/1/02       -44.41      -7.26        -4.09
Oppenheimer Capital Appreciation Fund/VA                      5/1/02       -46.42      -7.04        -5.16
Oppenheimer Global Securities Fund/VA                         5/1/02       -41.17      -1.26         0.27
                                                                                                   ------
Oppenheimer High Income Fund/VA                               5/1/02       -78.87     -24.78       -17.46
Oppenheimer Main Street Fund/VA                               5/1/02       -39.49      -4.63        -3.44
Pioneer Fund VCT Portfolio                                    5/1/01       -35.29      -2.61        -3.46
Pioneer Real Estate Shares VCT Portfolio                      5/1/01       -39.21      -0.27         4.66
T. Rowe Price International Stock Portfolio                   5/1/95       -49.42      -3.21        -3.24


YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS VIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs VIT Money Market Sub-Account for the seven-day period ended December 31, 2008:



Yield             0.03%
Effective Yield   0.03%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs VIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [(base period return + 1) (TO THE POWER OF (365/7))] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Annuity Select Separate Account.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2009

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                        2008       2007
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $959.7
         and $967.2 in 2008 and 2007, respectively)               $  929.3   $   965.7
      Equity securities at fair value (cost of $93.5 and $108.1
         in 2008 and 2007, respectively)                              68.1       102.7
      Policy loans                                                    92.9       106.1
                                                                  --------   ---------
         Total investments                                         1,090.3     1,174.5
                                                                  --------   ---------
   Cash and cash equivalents                                         277.4        57.4
   Accrued investment income                                          12.3        11.3
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                   2,572.6     2,070.0
   Value of business acquired (intangible)                           146.5       220.4
   Deferred policy acquisition costs                                 118.3       153.3
   Deferred federal income taxes                                     139.3       129.7
   Derivative instruments receivable                                 182.9        29.1
   Other assets                                                       74.7        31.9
   Separate account assets                                         3,659.8     6,906.7
                                                                  --------   ---------
         Total assets                                             $8,274.1   $10,784.3
                                                                  ========   =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $3,748.6   $ 3,133.2
      Outstanding claims and losses                                   16.3         9.2
      Contractholder deposit funds and other policy liabilities       65.6        46.3
                                                                  --------   ---------
         Total policy liabilities and accruals                     3,830.5     3,188.7
                                                                  --------   ---------
   Derivative instruments payable                                     57.7        33.7
   Collateral on derivative instruments                               60.0          --
   Accrued expenses and other liabilities                             46.5        56.4
   Reinsurance payable                                                25.5        21.4
   Separate account liabilities                                    3,659.8     6,906.7
                                                                  --------   ---------
         Total liabilities                                        $7,680.0   $10,206.9
                                                                  --------   ---------
Commitments and contingencies (Notes 17 and 18)
SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $    2.5   $     2.5
   Additional paid-in capital                                        466.9       416.9
   Accumulated other comprehensive loss                              (25.0)       (3.2)
   Retained earnings                                                 149.7       161.2
                                                                  --------   ---------
         Total shareholder's equity                                  594.1       577.4
                                                                  --------   ---------
         Total liabilities and shareholder's equity               $8,274.1   $10,784.3
                                                                  ========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                    2008     2007     2006
-------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Universal life and investment product policy fees              $ 189.6   $239.6   $233.0
   Net investment income                                            125.6    137.5    114.5
   Net realized investment (losses)/gains                           (49.6)     5.9     (7.3)
   Other income                                                      21.6     19.9     16.7
                                                                  -------------------------
      Total revenues                                                287.2    402.9    356.9
                                                                  -------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses     297.1    141.7    105.2
   Policy acquisition expenses                                      106.9     52.7     39.0
   (Gains)/losses on derivative instruments                        (175.6)     6.8     46.7
   Other operating expenses                                          59.5     70.1     74.9
                                                                  -------------------------
      Total benefits, losses and expenses                           287.9    271.3    265.8
                                                                  -------------------------
      (Loss)/income before federal income taxes                      (0.7)   131.6     91.1
                                                                  -------------------------
FEDERAL INCOME TAX EXPENSE
                                                                  -------------------------
   Deferred federal income tax expense                               10.8     34.6     26.2
                                                                  -------------------------
Net (loss)/income                                                 $ (11.5)  $ 97.0   $ 64.9
                                                                  =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           ACCUMULATED OTHER      TOTAL
                                                 ADDITIONAL     RETAINED     COMPREHENSIVE     SHAREHOLDER'S
(IN MILLIONS)                  COMMON STOCK   PAID-IN CAPITAL   EARNINGS          LOSS            EQUITY
------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2006         $2.5            $329.9        $ (0.7)         $   --           $331.7
Net income                                                         64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                              (1.2)            (1.2)
Capital contribution                                 87.0                                           87.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2006       $2.5            $416.9        $ 64.2          $ (1.2)          $482.4
                                   =====================================================================
Net income                                                         97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                              (2.0)            (2.0)
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007       $2.5            $416.9        $161.2          $ (3.2)          $577.4
                                   =====================================================================
Net loss                                                          (11.5)                           (11.5)
Other comprehensive income:
Net unrealized losses                                                             (21.8)           (21.8)
Capital contribution                                 50.0                                           50.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5            $466.9        $149.7          $(25.0)          $594.1
                                   =====================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                  2008     2007    2006
---------------------------------------------------------------------------------------
(In millions)
                                                                 ----------------------
Net (loss)/income                                                $(11.5)  $97.0   $64.9
                                                                 ----------------------
Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                          (33.5)   (3.0)   (2.0)
      Benefit for deferred federal income taxes                    11.7     1.0     0.8
                                                                 ----------------------
   Total available-for-sales securities                           (21.8)   (2.0)   (1.2)
                                                                 ----------------------
Comprehensive (loss)/income                                      $(33.3)  $95.0   $63.7
                                                                 ======================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2008       2007       2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net (loss)/income                                                              $   (11.5)  $  97.0   $    64.9
   Adjustments to reconcile net (loss)/income to net cash provided by (used in)
      operating activities:
      Net realized investment (gains)/losses                                           49.6      (5.9)        7.3
      Non cash derivative activity                                                   (172.6)     (7.4)       28.5
      Net accretion of premiums on investments                                         (1.1)      0.7        (0.8)
      Net amortization and depreciation                                               107.5      52.7        39.0
      Deferred federal income taxes                                                    10.8      34.6        26.2
      Change in deferred policy acquisition costs                                      13.8     (53.0)     (110.0)
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                        4.1      16.9        (2.6)
      Change in accrued investment income                                              (1.0)      1.6         7.9
      Change in policy liabilities and accruals, net                                  622.5    (281.5)    1,053.6
      Change in reinsurance receivable and modified coinsurance                      (502.6)    104.8    (1,362.9)
      Change in expenses and taxes payable                                             (9.9)     (4.4)       (5.6)
      Other, net                                                                       11.5     (17.0)       (5.6)
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) operating activities                             121.1     (60.9)     (260.1)
                                                                                  ---------   -------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                    1,550.8     773.9     2,206.0
      Proceeds from disposals of other investments                                    271.9      19.3         0.6
      Purchase of fixed maturities                                                 (1,580.2)   (662.4)   (2,012.1)
      Purchase of equity securities                                                      --     (43.7)      (64.4)
      Purchase of other investments                                                  (212.9)    (20.3)       (1.4)
      Capital expenditures                                                               --        --        (1.5)
      Net payments related to margin deposits on derivative instruments                  --        --        (0.1)
                                                                                  ---------   -------   ---------
      Net cash provided by investing activities                                        29.6      66.8       127.1
                                                                                  ---------   -------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                      19.3      (7.4)      (17.6)
      Capital contribution                                                             50.0        --        86.3
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) financing activities                              69.3      (7.4)       68.7
                                                                                  ---------   -------   ---------
      Net change in cash and cash equivalents                                         220.0      (1.5)      (64.3)
      Cash and cash equivalents, beginning of period                                   57.4      58.9       123.2
                                                                                  ---------   -------   ---------
      Cash and cash equivalents, end of period                                    $   277.4   $  57.4   $    58.9
                                                                                  =========   =======   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc ("Goldman Sachs"). The Company manages blocks of variable annuity, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman Sachs (see Note 18 - Related Party Transactions). Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC").

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain operational and administrative support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2008 and December 31, 2007. See Note 4
- Purchase Accounting, for a purchase accounting income statement containing the changes.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding is classified within Equity Securities on the Company's Consolidated Balance Sheets.

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3N - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

During the fourth quarter of 2008, both the Financial Accounting Standards Board ("FASB") and the staff of the Securities and Exchange Commission ("SEC") re-emphasized the importance of sound fair value measurement in financial reporting. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP No. FAS 157-3"). This statement clarifies that determining fair value in an inactive or dislocated market depends on facts and circumstances and requires significant management judgment. This statement specifies that it is acceptable to use inputs based on management estimates or assumptions, or for management to make adjustments to observable inputs to determine fair value when markets are not active and relevant observable inputs are not available. The Company's fair value measurement policies are consistent with the guidance in FSP No. FAS 157-3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements. The Company manages its exposure to credit risk as it does other market risks and will price, economically hedge, facilitate and intermediate trades which involve credit risk. The Company records liquidity valuation adjustments to reflect the cost of exiting concentrated risk positions, including exposure to the Company's own credit spreads.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

     C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. In accordance with SFAS No. 157, the Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Recent market conditions, particularly in the fourth quarter of 2008 (characterized by dislocations between asset classes, elevated levels of volatility, and reduced price transparency), have increased the level of management judgment required to value cash trading instruments classified within level 3 of the fair value hierarchy. In particular, management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments with little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

     E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid overnight deposits held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $81.8 million is held at one financial institution at December 31, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. DAC is amortized over its estimated life in accordance with SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"). As part of the recording of fair value purchase accounting due to the acquisition of the Company, all DAC and DSI acquired from THG were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 14 - Deferred Policy Acquisition Costs for further discussion).

     G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 13 - Reinsurance for further discussion.

     H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. VALUE OF BUSINESS ACQUIRED ("VOBA")

VOBA is an intangible asset that reflects the estimated fair value of in-force contracts resulting from the Transaction. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.

The methodology for determining the amortization of VOBA is based on SFAS No.
97. Under SFAS No. 97, acquisition costs for variable universal life insurance and variable annuity products are generally amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. Amortization expense of VOBA reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, the Company recognize a true-up to our VOBA amortization within realized gain (loss) in the Consolidated Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

     J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 - Liabilities for Minimum Gurantees under Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.5 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     M. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3N - New and Adopted Accounting Pronouncements).

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In January 2009, the FASB issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, which permits the use of reasonable management judgement of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

As discussed above, in October 2008, the FASB issued FSP No. FAS 157-3, which clarifies the application of SFAS No. 157 in an inactive market, without changing its existing principles. The FSP was effective immediately upon issuance. The adoption of FSP No. FAS 157-3 did not have an effect on the Company's financial condition, results of operations or cash flows.

In September 2008, the FASB issued FSP No. FAS 133-1 ("FSP No. FAS 133-1") and FIN 45-4 ("FIN 45-4"), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." FSP No. FAS 133-1 and FIN 45-4 requires enhanced disclosures about credit derivatives and guarantees and amends FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to exclude credit derivative instruments accounted for at fair value under SFAS No. 133. The FSP is effective for financial statements issued for reporting periods ending after November 15, 2008. Adoption of FSP No. FAS 133-1 and FIN 45-4 did not have an effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company did not adopted SFAS No. 159 for any portion of its business.

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

     O. ACCOUNTING STANDARDS NOT YET ADOPTED

In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," ("FSP FAS No. 157-4"). FSP FAS No. 157-4 provides guidance in estimating fair value in accordance with SFAS 157 when the volume and level of activity for an asset or liability have significantly decreased when compared to normal activity. FSP FAS no. 157-4 also provides guidance in identifying circumstances that indicate a transaction is not orderly, which may indicate that further analysis of transactions or quoted market prices is needed and a significant adjustment to these transactions or prices may be necessary to estimate fair value in accordance with SFAS 157. FSP FAS No. 157-4 shall be effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 157-4 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 157-4 on the Company's financial condition, results of operations and cash flows.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," ("FSP FAS No. 115-2 and FAS 124-2"), which amends the other-than-temporary impairment guidance for debt securities and changes the presentation and disclosure requirements for other-than-temporary impairments on both debt and equity securities. Under FSP FAS No. 115-2 and FAS 124-2, only that portion of an other-than-temporary impairment loss on a debt security related to credit is charged through the income statement, unless the entity intends to or it is more likely than not that the entity will be required to sell the impaired debt security prior to recovery. FSP FAS No. 115-2 and FAS 124-2 shall be effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 115-2 and FAS 124-2 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 115-2 and FAS 124-2 on the Company's financial condition, results of operations and cash flows.

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts - an interpretation of FASB Statement No. 60." The scope of SFAS No. 163 is limited to financial guarantee insurance (and reinsurance) contracts issued by enterprises that are included within the scope of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and that are not accounted for as derivative instruments. SFAS No. 163 excludes from its scope insurance contracts that are similar to financial guarantee insurance, such as mortgage guaranty insurance and credit insurance on trade receivables. SFAS No. 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years, except for certain disclosures about the insurance enterprise's risk management activities. Except for certain disclosures, earlier application is not permitted. The Company does not have any contracts with guarantees within the scope of this standard. The Company's adoption of SFAS No. 163 on January 1, 2009 will have no impact on its consolidated financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS No. 161 requires enhanced disclosures about an entity's derivative and hedging activities, and is effective for financial statements issued for reporting periods beginning after November 15, 2008, with early application encouraged. Since SFAS No. 161 requires only additional disclosures concerning derivatives and hedging activities, adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

In December 2007, the FASB issued a revision to SFAS No. 141, "Business Combinations." SFAS No. 141(R) requires changes to the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the acquiring company must measure and record all of the target's assets

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

and liabilities, including goodwill, at fair value as if the entire target company had been acquired. The Company will apply the provisions of SFAS No. 141(R) to business combinations occurring after December 31, 2008. Adoption of SFAS No. 141(R) will not affect the Company's financial condition, results of operations or cash flows.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") SOP 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP Statement of Position 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP 07-01.

     P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 12 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date, with the exception of tax adjustments. At the conclusion of 2007 and 2006, additional balance sheet adjustments related to tax items were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the years ended December 31, 2008, December 31, 2007 and December 31, 2006.

                                                      EFFECT OF        EFFECT OF        EFFECT OF       PROFORMA
                                    DECEMBER 30,   ADJUSTMENTS IN   ADJUSTMENTS IN   ADJUSTMENTS IN   DECEMBER 31,
FAIR VALUE                              2005           2006(1)          2007(2)          2008(2)          2005
------------------------------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value     $ 1,391.8        $   --           $  --             $  --         $ 1,391.8
Cash and cash equivalents                 123.2            --              --                               123.2
VOBA                                      318.5         (12.4)           (5.8)             (8.6)            291.7
Other assets at fair value              1,007.5          18.4             5.6               8.6           1,040.1
Separate account assets                 8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total assets acquired               11,419.3           6.0            (0.2)               --          11,425.1
Liabilities:
Policyholder account balances           2,436.3           5.3              --                --           2,441.6
Other liabilities at fair value            72.3            --            (0.4)               --              71.9
Separate account liabilities            8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total liabilities assumed           11,086.9           5.3            (0.4)               --          11,091.8
Total purchase price                  $   332.4        $  0.7           $ 0.2             $  --         $   333.3
                                      ===========================================================================

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 10), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
----------------------------------------------
(In millions)
Initial payment of purchase price       $262.0
FAFLIC ceding commission                   8.6
Direct transaction expenses                6.9
Additional deferred purchase price        54.9
Purchase accounting final adjustments      0.9
                                        ------
Total purchase price                    $333.3
                                        ======

5. SIGNIFICANT TRANSACTIONS

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See
Note 13 - Reinsurance for further discussion.

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2008     2007
--------------------------------------------------
(In millions)
Beginning balance                  $212.4   $237.0
Provision for GMDB:
   GMDB expense incurred             25.2      6.4
   Volatility (1)                   149.5     13.8
                                   ---------------
                                    174.7     20.2
Claims, net of reinsurance:
   Claims from policyholders        (76.7)   (44.6)
   Claims ceded to reinsurers        76.1     41.1
                                   ---------------
                                     (0.6)    (3.5)
GMDB reinsurance premium            (71.5)   (41.3)
                                   ---------------
Ending balance                     $315.0   $212.4
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2008 and 2007.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds. For 2007, volatility assumptions ranged from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2009 and 2010 are approximately 15% and 16%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2008 and 2007. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2008       2007
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,623   $  4,239
   Net amount at risk                                    $    169   $     26
   Average attained age of contractholders                     62         61
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    777   $  1,549
   Net amount at risk                                    $    328   $     60
   Average attained age of contractholders                     67         66
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     50   $     80
   Net amount at risk                                    $     39   $     17
   Average attained age of contractholders                     79         78
Higher of ratchet or roll-up
   Account value                                         $  2,712   $  4,849
   Net amount at risk                                    $  2,295   $    958
   Average attained age of contractholders                     74         73
Total of guaranteed benefits categorized above
   Account value                                         $  6,162   $ 10,717
   Net amount at risk                                    $  2,831   $  1,061
   Average attained age of contractholders
      (weighted by account value)                              68         67
Number of contractholders                                 181,847    213,958

The above table includes business coinsured from FAFLIC and Protective for both years. 2007 includes reinsurance assumed from Pacific Life.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. The GMIB liability at December 31, 2007 was $14.2 million with no benefits paid out. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2008 reflect bonus interest payments on direct and assumed blocks and are included in "Other assets" in the accompanying Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,        2008     2007
-----------------------------------------------------
(In millions)
Balance at beginning of year           $ 8.9    $  --
Block acquisition                         --      3.9
Reinsurance treaty recapture            (8.9)      --
Acquisition expenses deferred            0.5      5.3
Amortized to expense during the year      --     (0.3)
                                       --------------
Balance at end of year                 $ 0.5    $ 8.9
                                       ==============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed modified coinsurance basis. See further explanation within Note 13 - Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                             2008        2007
-----------------------------------------------------------
(In millions)
Account value                          $   36.7   $   47.2
Range of guaranteed minimum return
   rates                                2.8-6.5%   2.8-6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                            2008    2007
----------------------------------------------------
(In millions)
Asset Type:
   Fixed maturities                    $28.7   $40.8
   Cash and cash equivalents            16.5    11.5
                                       -------------
Total                                  $45.2   $52.3
                                       =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                       2008
-------------------------------------------------------------------------------------------
                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS        LOSSES     VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $205.7       $22.3       $ (0.8)    $227.2
States and political subdivisions                  23.0         2.2         (0.1)      25.1
Corporate fixed maturities                        400.7         8.4        (32.4)     376.7
Mortgage-backed securities                        330.3         3.1        (33.1)     300.3
                                                 ------------------------------------------
Total fixed maturities                           $959.7       $36.0       $(66.4)    $929.3
                                                 ==========================================
Equity securities                                $ 93.5       $  --       $(25.4)    $ 68.1
                                                 ==========================================

DECEMBER 31,                                                       2007
-------------------------------------------------------------------------------------------
                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS       LOSSES      VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $204.1       $ 5.2       $   --     $209.3
States and political subdivisions                  16.1         0.2           --       16.3
Corporate fixed maturities                        428.2         2.0        (10.6)     419.6
Mortgage-backed securities                        318.8         3.3         (1.6)     320.5
                                                 ------------------------------------------
Total fixed maturities                           $967.2       $10.7       $(12.2)    $965.7
                                                 ==========================================
Equity securities                                $108.1       $  --       $ (5.4)    $102.7
                                                 ==========================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2008, the amortized cost and fair value of the assets on deposit were $79.4 million and $86.8 million, respectively. At December 31, 2007, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.6 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.3 million and $5.2 million were on deposit with various state and governmental authorities at December 31, 2008 and 2007, respectively. Fair values related to these securities were $6.6 million and $6.0 million at December 31, 2008 and 2007, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged as collateral. At December 31, 2008, the Company held $60.0 million in cash as collateral, compared to $43.4 million held as fixed maturities at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

                                          DECEMBER 31,    DECEMBER 31,
                                              2008            2008
                                         AMORTIZED COST    FAIR VALUE
----------------------------------------------------------------------
(In millions)
Due in one year or less                      $ 65.8          $ 64.2
Due after one year through five years         261.6           264.0
Due after five years through ten years        106.0           112.3
Due after ten years                           526.3           488.8
                                             ----------------------
Total                                        $959.7          $929.3
                                             ======================

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

On May 25, 2007, the Company entered into a reinsurance contract with Pacific Life, accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement stated that the Company would pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative under Derivatives Implementation Group issue B25, "Embedded
Derivatives: Deferred Variable Annuity Contracts with Payment Alternatives at the end of the Accumulation Period," ("DIG B25").

On February 2008, the contract was recaptured retroactive to January 1, 2008. Concurrent with this recapture, certain derivative options hedging the rider benefits of this treaty were disposed.

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36, "Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments," ("DIG B36").

The Company does not employ hedge accounting.

     C. TRADING ACTIVITIES

For 2008, the Company recognized a net gain of $175.6 million on its derivatives. For 2007, the Company recognized a net loss of $6.8 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     C. TRADING ACTIVITIES (CONTINUED)

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25. In February 2008, the contract was recaptured retroactive to January 1, 2008.

     D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                            EQUITY
                                                              FIXED     SECURITIES AND
DECEMBER 31,                                               MATURITIES        OTHER        TOTAL
-----------------------------------------------------------------------------------------------
(In millions)
2008
Net appreciation/(depreciation), beginning of year           $  0.4         $ (3.6)      $ (3.2)
                                                             ----------------------------------
   Net (depreciation) on available-for-sale
      Securities                                              (28.8)         (20.1)       (48.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                       15.4             --         15.4
   Benefit for deferred federal income taxes                    4.7            7.0         11.7
                                                             ----------------------------------
                                                               (8.7)         (13.1)       (21.8)
                                                             ----------------------------------
Net depreciation, end of year                                $ (8.3)        $(16.7)      $(25.0)
                                                             ==================================
2007
Net (depreciation)/appreciation, beginning of year           $ (2.0)        $  0.8       $ (1.2)
                                                             ----------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                2.8           (6.7)        (3.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        0.9             --          0.9
   (Provision)/benefit for deferred federal income taxes       (1.3)           2.3          1.0
                                                             ----------------------------------
                                                                2.4           (4.4)        (2.0)
                                                             ----------------------------------
Net (depreciation)/appreciation, end of year                 $  0.4         $ (3.6)      $ (3.2)
                                                             ==================================
2006
Net appreciation, beginning of year                          $   --         $   --       $   --
                                                             ----------------------------------
   Net (depreciation)/appreciation on available-for-sale
      securities                                               (4.3)           1.3         (3.0)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        1.0             --          1.0
   Benefit/(provision) for deferred federal income taxes        1.3           (0.5)         0.8
                                                             ----------------------------------
                                                               (2.0)           0.8         (1.2)
                                                             ----------------------------------
Net (depreciation) appreciation, end of year                 $ (2.0)        $  0.8       $ (1.2)
                                                             ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                                   2008
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $(13.6)    $ 52.9             22
   7-12 months                                (22.4)      87.1             22
   Greater than 12 months                     (18.6)      39.4             12
                                             --------------------------------
Total investment grade fixed maturities      $(54.6)    $179.4             56
                                             --------------------------------
Below investment grade fixed maturities:     $ (2.1)    $ 11.3              3
                                             --------------------------------
Total fixed maturities                       $(56.7)    $190.7             59
                                             ================================
Equity securities:
0-6 months                                   $(25.4)    $ 68.1              1
                                             --------------------------------
Total equity securities                      $(25.4)    $ 68.1              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

DECEMBER 31,                                                   2007
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $ (1.7)    $ 66.7             28
   7-12 months                                 (9.5)     190.9             43
   Greater than 12 months                      (1.0)      19.7              7
                                             --------------------------------
Total investment grade fixed maturities      $(12.2)    $277.3             78
                                             --------------------------------
Below investment grade fixed maturities:     $   --     $   --             --
                                             --------------------------------
Total fixed maturities                       $(12.2)    $277.3             78
                                             ================================
Equity securities:
0-6 months                                   $ (5.4)    $102.7              1
                                             --------------------------------
Total equity securities                      $ (5.4)    $102.7              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to recovery; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

F. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,          2008    2007
-----------------------------------
(In millions)
Issuer Name:
U.S. Treasury        $62.5   $   --
GS High Yield Fund   $68.1   $102.7

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2008     2007     2006
--------------------------------------------------------------------------
(In millions)
Fixed maturities                                  $ 53.4   $ 53.3   $ 59.9
Equity securities                                    8.0      7.7      4.4
Policy loans                                         5.2      7.5      9.2
Short-term investments and miscellaneous income     62.2     71.9     43.9
                                                  ------------------------
   Gross investment income                         128.8    140.4    117.4
Less investment expenses                            (3.2)    (2.9)    (2.9)
                                                  ------------------------
Net investment income                             $125.6   $137.5   $114.5
                                                  ========================

The Company had no fixed maturities on non-accrual status at December 31, 2008, 2007 or 2006.

The Company did not have any mortgage loan investments at December 31, 2008 or 2007. The Company had no fixed maturities which were non-income producing at December 31, 2008, 2007 or 2006.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2008    2007    2006
--------------------------------------------------------------
(In millions)
Fixed maturities                         $(38.0)  $4.1   $(7.3)
Equity securities                         (14.5)    --      --
Other investments                           2.9    1.8      --
                                         ---------------------
Net realized investment (losses)/gains   $(49.6)  $5.9   $(7.3)
                                         =====================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                          PROCEEDS
                                            FROM
                                         VOLUNTARY   GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,           SALES     GAINS   LOSSES
-------------------------------------------------------------------
(In millions)
2008
Fixed maturities                          $1,550.8   $12.6   $(50.6)
2007
Fixed maturities                          $  773.9   $ 5.7   $  1.6
2006
Fixed maturities                          $2,213.8   $ 3.3   $ 10.6

The Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and equity securities of $14.5 million in 2008. There were no other-than-temporary impairments in 2007 and 2006 respectively.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                               2008     2007    2006
----------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation)/appreciation on available-for-sale securities:
Unrealized holding losses arising during period (net of income tax benefit
   of $30.2, $0.7 and $3.3 million in 2008, 2007 and 2006, respectively)      $(56.1)  $(1.4)  $(5.9)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax (benefit)/expense of $(18.5), $0.3 and
   $(2.5) million in 2008, 2007 and 2006, respectively)                        (34.3)    0.6    (4.7)
                                                                              ----------------------
Total available-for-sale securities                                            (21.8)   (2.0)   (1.2)
                                                                              ----------------------
Net unrealized (depreciation)/appreciation on available-for-sale securities   $(21.8)  $(2.0)  $(1.2)
                                                                              ======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2008                  2007
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING     FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $  277.4   $  277.4   $   57.4   $   57.4
   Fixed maturities                                       929.3      929.3      965.7      965.7
   Equity securities                                       68.1       68.1      102.7      102.7
   Policy loans                                            92.9       92.9      106.1      106.1
   Derivative instruments receivable                      182.9      182.9       29.1       29.1
   Separate account assets                              3,659.8    3,659.8    6,906.7    6,906.7
                                                       -----------------------------------------
                                                       $5,210.4   $5,210.4   $8,167.7   $8,167.7
                                                       =========================================
Financial Liabilities
   Derivative instruments payable                      $   57.7   $   57.7   $   33.7   $   33.7
   Supplemental contracts without life contingencies       31.3       31.3       27.4       27.4
   Other individual contract deposit funds                 22.5       22.5       20.7       20.7
                                                       -----------------------------------------
                                                       $  111.5   $  111.5   $   81.8   $   81.8
                                                       =========================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2008. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2008                                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
----------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                                    $  172.2    $755.4    $ 1.7    $  929.3
   Equity securities                                         --      68.1       --        68.1
   Derivative instruments receivable                         --     182.9       --       182.9
   Separate account assets                              3,659.8        --       --     3,659.8
                                                       ---------------------------------------
   Total assets at fair value                          $3,832.0  $1,006.4     $1.7    $4,840.1
                                                       =======================================
Financial Liabilities
   Derivative instruments payable                      $     --    $  1.4    $56.3    $   57.7
                                                       ---------------------------------------
   Total liabilities at fair value                     $     --    $  1.4    $56.3    $   57.7
                                                       =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2007                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       ---------------------------------------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       =======================================
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       ---------------------------------------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       =======================================

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2008. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2008. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $28.5 million for the year ended December 2008.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $1.7 million and $3.7 million as of December 31, 2008 and 2007, respectively. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                      LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     -----------------------------------------
                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2008                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $(20.0)         N/A
   Realized (losses)/gains                                (0.1)          11.1         11.0
   Unrealized (losses) relating to
      instruments still held at the reporting date        (3.3)         (25.2)       (28.5)
   Purchases, issuances and settlements                    1.4          (11.1)         N/A
                                                         --------------------
   Balance, end of year                                  $ 1.7         $(45.2)
                                                         ====================

                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2007                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $  0.5          N/A
   Realized (losses)                                      (0.1)            --         (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date         0.1          (31.6)       (31.5)
   Purchases, issuances and settlements                     --           11.1          N/A
                                                         --------------------
   Balance, end of year                                  $ 3.7         $(20.0)
                                                         ====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,    2008    2007    2006
--------------------------------------------------------
(In millions)
Federal income tax expense
   Deferred                        $10.8   $34.6   $26.2
                                   ---------------------
Total                              $10.8   $34.6   $26.2
                                   =====================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                 2008    2007    2006
---------------------------------------------------------------------
(In millions)
Expected federal income tax (benefit)/expense   $(0.2)  $46.1   $31.9
   Prior years' federal income tax adjustment    (0.6)   (1.1)     --
   Dividend received deduction                   (5.2)   (8.2)   (8.2)
   Tax credits                                   (0.7)   (0.5)   (1.1)
   Valuation allowance                           17.2    (1.7)    3.6
   Other, net                                     0.3      --      --
                                                ---------------------
Federal income tax expense                      $10.8   $34.6   $26.2
                                                =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                      2008       2007
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 63.5    $ 141.4
   Deferred acquisition costs      17.7       22.4
   Tax credit carryforwards         9.7        7.8
   Loss carryforwards             104.2       63.0
   Investments, net                44.9        9.3
   Ceding commission               19.5       23.8
   Deferred compensation            0.9        0.8
   Other, net                       6.7        9.0
                                 -----------------
   Subtotal deferred tax asset    267.1      277.5
      Valuation allowance         (34.8)     (17.6)
                                 -----------------
Total deferred tax asset, net     232.3    $ 259.9
                                 -----------------
Deferred tax liability
   VOBA                          $(93.0)   $(130.2)
                                 -----------------
Total deferred tax liability      (93.0)   $(130.2)
                                 -----------------
Total deferred tax asset, net    $139.3    $ 129.7
                                 =================

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $267.1 million and $277.5 million at December 31, 2008 and 2007, respectively. Gross deferred income tax liabilities totaled approximately $93.0 million and $130.2 million at December 31, 2008 and 2007, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2008 deferred tax asset is due to limitations under Section 382 of the Internal Revenue Code against certain tax benefits. Under SFAS No. 141(R), any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the realization of tax benefits currently offset by valuation allowance). During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2008, there are available foreign tax credit carryforwards of $9.7 million which will expire beginning in 2013. At December 31, 2008, the Company has net operating loss carryforwards of $247.0 million and capital loss carryforwards of $50.7 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. In 2007, the pre-acquisition operating loss was decreased by $7.5 million. The 2008 and 2007 adjustments are the result of IRS audit adjustments to THG. As a result of the 2008 and 2007 adjustments, the Company has reduced the gross net operating loss carryforward by $5.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3N - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2008 through December 31, 2008. The Company's tax return is ineligible for consolidation into Goldman Sachs until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $82.7 million at December 31, 2008. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $394.0 million at December 31, 2008 for the Company.

There were no dividends declared by the Company to Goldman Sachs in 2008 and 2007.

12. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

12. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                     2008     2007
                                                                 ---------------
   Balance at January 1                                          $220.4   $274.4
   Amount capitalized due to purchase accounting (1)               (8.6)    (5.8)
   Amortized to expense during the year                           (80.7)   (49.1)
   Adjustment for unrealized investment losses during the year     15.4      0.9
                                                                 ---------------
   Balance at December 31                                        $146.5   $220.4
                                                                 ===============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting

On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see Note 13 - Reinsurance).

Estimated future amortization of VOBA as of December 31, 2008 is as follows:

(In millions)
   2009                  $ 23.4
   2010                    18.7
   2011                    15.0
   2012                    12.0
   2013                    10.1
                         ------
   2014 and thereafter     67.3
                         ------
   Total                 $146.5
                         ======

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On January 1, 2008, the Company assumption reinsured the book of business from FML comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As of December 31, 2008 the Company ceded reserves of $40.2 million.

On July, 1, 2006, the Company assumed, on a modified coinsurance basis 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and liabilities of $56.3 million and $22.8 million as of December, 31 2008 and December, 31 2007, respectively, are reflected on the balance sheet. As of December 31, 2008, the assumed reserves under this contract were $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $99.3 million and $83.7 million as of December 31, 2008 and December 31, 2007 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $1.3 million as of December 31, 2008 have been included in policy liabilities and a reinsurance recoverable of $1.3 million recognized. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including the cession of non core traditional life and health business the largest being a universal life insurance treaty representing reinsurance recoverables of $451.6 million and $475.5 million at December 31, 2008 and 2007, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.7 billion reinsured with Columbia.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                      2008     2007     2006
-----------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                           $  16.9   $ 18.3   $ 19.4
   Assumed                                               --       --       --
   Ceded                                              (16.9)   (18.3)   (19.4)
                                                    -------------------------
Net premiums                                        $    --   $   --   $   --
                                                    =========================
Life and accident and health insurance and other
   individual policy benefits, claims, losses and
   loss adjustment expenses:
   Direct                                           $ 581.4   $100.8   $109.2
   Assumed                                             44.1     60.6     34.4
   Ceded                                             (328.4)   (19.7)   (38.4)
                                                    -------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                              $ 297.1   $141.7   $105.2
                                                    =========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                     2008     2007     2006
-----------------------------------------------------------------------------
(In millions)
Balance at beginning of year                        $153.3   $103.6   $   --
Block acquisition                                       --     24.2    106.7
Reinsurance treaty recapture                         (41.3)      --       --
Acquisition expenses deferred                          4.4     28.8      3.3
Amortized to expense during the year                   1.9     (3.3)    (6.4)
                                                    ------------------------
Balance at end of year                              $118.3   $153.3   $103.6
                                                    ========================

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In January 2008, the Company acquired a block of business from FML and ceded essentially all of the business to Columbia. As a result of the cession, DAC attributed to this block was zero at December 31, 2008.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired through a modified coinsurance agreement the variable annuity business of CILAC, whose book of business was subsequently merged into Protective during 2007. This agreement resulted in an initial DAC asset of $106.7 million at inception of the contract.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $216.0 million and $228.0 million at December 31, 2008 and 2007, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $223.0 million and $227.9 million at December 31, 2008 and 2007 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
State licenses (intangible asset)              $ 2.6   $ 2.6
Accounts receivable                              3.0     5.8
Deferred sales inducements                       0.5     8.9
Deferred losses on modco                        57.2      --
Miscellaneous assets                            11.4    14.6
                                               -------------
Total other assets                             $74.7   $31.9
                                               =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
Payables in process                            $19.3   $26.9
Policyholder liabilities                         5.8    11.9
Accrued expenses                                 4.8     8.9
Miscellaneous liabilities                       16.6     8.7
                                               -------------
Total accrued expenses and other liabilities   $46.5   $56.4
                                               =============

Other income consists of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Asset management fees                          $12.6   $17.4   $15.4
Miscellaneous income                             9.0     2.5     1.3
                                               ---------------------
Total other income                             $21.6   $19.9   $16.7
                                               =====================

Other operating expenses consist of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Taxes, licenses and fees                       $ 0.3   $ 2.5   $ 3.2
Commission expense                              12.5    21.3    19.5
Management and administrative fees              26.8    29.9    23.8
Salaries and benefits                            8.7     7.9     5.1
Processing and operational services              2.1     1.8    12.9
Legal and auditing                               4.8     3.5     1.3
Miscellaneous operating expenses                 4.3     3.2     9.1
                                               ---------------------
Total other operating expenses                 $59.5   $70.1   $74.9
                                               =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

17. COMMITMENTS

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.3 million for 2008 and 2007, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2008, lease commitments relating to this lease were $35.1 thousand for 2009 to 2010 inclusive. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc. ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

As of December 31, 2008, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(in millions)
   2009                  $12.4
   2010                   11.7
   2011                   11.0
   2012                   10.4
   2013                    9.1
   2014 and thereafter    18.1
                         -----
   Total                 $72.7
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

18. CONTINGENCIES (CONTINUED)

LITIGATION (CONTINUED)

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.1 million in favor of the plaintiffs; both parties have appealed. In February 2008, the Court of Appeals vacated the $1.1 million verdict.

In 2006, THG reached an agreement with the SEC regarding its investigation related to "market timing," "revenue sharing," and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which may currently include investigations into such matters as "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. The Company is not currently involved in any such investigations or proceedings.

19. RELATED PARTY TRANSACTIONS

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate Goldman Sachs & Co ("GSCO") whereby the Company purchased $85.0 million in mortgage back securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.2 million and $0.1 million for 2008 and 2007, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the year ended December 31, 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.1 million, $3.0 million and $3.8 million in 2008, 2007 and 2006 respectively, for these services. These amounts are shown within Other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $2.4 million and $10.2 million, and expense of $47.4 million, for 2008, 2007 and 2006, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in income of $13.2 million for 2008. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007 respectively.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.3 million, $2.6 million, and $2.1 million in 2008, 2007 and 2006, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $6.9 million, $6.9 million and $7.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

19. RELATED PARTY TRANSACTIONS (CONTINUED)

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2008 and December 31, 2007 the Company ceded reserves of $40.2 million and $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3 million, $0.7 million and $1.5 million relating to RSUs for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2008        2007    2006
--------------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $(247.1)    $ 58.2   $(35.5)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $ 390.6     $461.4   $368.9

21. SUBSEQUENT EVENTS

Effective January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC will be a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

21. SUBSEQUENT EVENTS (CONTINUED)

During the second quarter, 2009, the Company will assume via coinsurance the traditional life and fixed annuity blocks of six subsidiaries of American Exchange Life Insurance Company ("American Exchange Life"). American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under this joint coinsurance agreement, the Company will assume $450.0 million of reserves and pay the collective cedants approximately $78.0 million in ceding commission. In addition, the Company's wholly owned subsidiary, FAFLIC, will assume business from a seventh subsidiary of American Exchange Life, assuming $125.0 million in reserves and incurring an additional ceding commission of approximately $7.0 million.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On March 30, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National") to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company will assume $1.5 billion in reserves and pay the cedant approximately $224.0 million in ceding commission.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital will be used to support the reinsurance transaction with Lincoln National.

              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company at December 31, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 8, 2009

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                                                                    AIM V.I.     AIM V.I.      AIM V.I.    AIM V.I.
                                                                      BASIC      CAPITAL       CAPITAL       CORE      AIM V.I.
                                                                      VALUE    APPRECIATION  DEVELOPMENT    EQUITY     DYNAMICS
                                                                      FUND         FUND          FUND        FUND        FUND
                                                                    SERIES II    SERIES I     SERIES II    SERIES I    SERIES I
                                                                     SHARES       SHARES        SHARES      SHARES      SHARES
                                                                   ----------  ------------  -----------  ----------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $2,676,090   $4,648,884    $  606,685  $7,775,693  $1,441,417
                                                                   ----------   ----------    ----------  ----------  ----------
   Total assets                                                     2,676,090    4,648,884       606,685   7,775,693   1,441,417
LIABILITIES:                                                               --           --            --          --          --
                                                                   ----------   ----------    ----------  ----------  ----------
   Net assets                                                      $2,676,090   $4,648,884    $  606,685  $7,775,693  $1,441,417
                                                                   ==========   ==========    ==========  ==========  ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $2,120,811   $3,449,229    $  486,134  $6,013,531  $1,122,957
   Commonwealth Select Acclaim                                        553,927    1,199,655       120,551   1,762,162     318,460
   Commonwealth Optim-L                                                 1,352           --            --          --          --
                                                                   ----------   ----------    ----------  ----------  ----------
                                                                   $2,676,090   $4,648,884    $  606,685  $7,775,693  $1,441,417
                                                                   ==========   ==========    ==========  ==========  ==========
Investments in shares of the Underlying Funds, at cost             $6,034,645   $5,691,146    $1,153,579  $9,476,446  $1,774,493
Underlying Fund shares held                                           657,516      275,245        78,383     393,706     144,286
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             3,549,363    7,152,427       617,632   9,684,982   2,733,160
   Net asset value per unit, December 31, 2008                     $ 0.597519   $ 0.482246    $ 0.787094  $ 0.620913  $ 0.410864
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                               923,941    2,286,245       152,645   2,659,237     659,698
   Net asset value per unit, December 31, 2008                     $ 0.599526   $ 0.524727    $ 0.789744  $ 0.662657  $ 0.482736
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                 1,791           --            --          --          --
   Net asset value per unit, December 31, 2008                     $ 0.754665   $       --    $       --   $      --  $       --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                                              ALLIANCE-   ALLIANCE-
                                                                     AIM V.I.                 BERNSTEIN   BERNSTEIN     ALLIANCE-
                                                                      GLOBAL      AIM V.I.       VPS         VPS      BERNSTEIN VPS
                                                                   HEALTH CARE   LARGE CAP     GLOBAL     GROWTH AND    LARGE CAP
                                                                       FUND     GROWTH FUND  TECHNOLOGY    INCOME        GROWTH
                                                                     SERIES I     SERIES I    PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                                      SHARES       SHARES     CLASS B      CLASS B       CLASS A
                                                                   -----------  -----------  ----------  -----------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value      $3,640,100   $5,423,099  $  683,713  $27,910,084   $12,139,062
                                                                    ----------   ----------  ----------  -----------   -----------
   Total assets                                                      3,640,100    5,423,099     683,713   27,910,084    12,139,062
LIABILITIES:                                                                --           --          --           --            --
                                                                    ----------   ----------  ----------  -----------   -----------
   Net assets                                                       $3,640,100   $5,423,099  $  683,713  $27,910,084   $12,139,062
                                                                    ==========   ==========  ==========  ===========   ===========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward    $2,672,126   $4,200,750  $  577,914  $20,992,085   $12,139,062
   Commonwealth Select Acclaim                                         967,974    1,222,349     105,799    6,917,999            --
   Commonwealth Optim-L                                                     --           --          --           --            --
                                                                    ----------   ----------  ----------  -----------   -----------
                                                                    $3,640,100   $5,423,099  $  683,713  $27,910,084   $12,139,062
                                                                    ==========   ==========  ==========  ===========   ===========
Investments in shares of the Underlying Funds, at cost              $4,829,459   $6,948,515  $1,120,849  $45,931,610   $20,152,120
Underlying Fund shares held                                            291,909      554,509      64,078    2,151,895       657,231
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                              3,516,307    8,604,656     868,191   26,095,179    21,980,144
   Net asset value per unit, December 31, 2008                      $ 0.759924   $ 0.488195  $ 0.665653  $  0.804443   $  0.552274
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                              1,208,696    2,332,416     158,424    8,410,859            --
   Net asset value per unit, December 31, 2008                      $ 0.800842   $ 0.524070  $ 0.667821  $  0.822508   $        --
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                     --           --          --           --            --
   Net asset value per unit, December 31, 2008                      $       --   $       --  $       --  $        --   $        --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                    ALLIANCE-
                                                                    BERNSTEIN    ALLIANCE-
                                                                       VPS     BERNSTEIN VPS    ALLIANCE-        DWS
                                                                    LARGE CAP    SMALL/MID    BERNSTEIN VPS     DREMAN        DWS
                                                                     GROWTH      CAP VALUE        VALUE      HIGH RETURN   SMALL CAP
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO     EQUITY VIP   INDEX VIP
                                                                     CLASS B      CLASS B        CLASS B       CLASS A      CLASS A
                                                                   ----------  -------------  -------------  -----------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $5,002,887    $3,949,991     $3,121,145    $2,811,138  $4,566,167
                                                                   ----------    ----------     ----------    ----------  ----------
   Total assets                                                     5,002,887     3,949,991      3,121,145     2,811,138   4,566,167
LIABILITIES:                                                               --            --             --            --          --
                                                                   ----------    ----------     ----------    ----------  ----------
   Net assets                                                      $5,002,887    $3,949,991     $3,121,145    $2,811,138  $4,566,167
                                                                   ==========    ==========     ==========    ==========  ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $2,064,151    $3,177,180     $2,260,633    $2,299,745  $3,513,229
   Commonwealth Select Acclaim                                      2,938,231       772,811        860,512       511,393   1,052,938
   Commonwealth Optim-L                                                   505            --             --            --          --
                                                                   ----------    ----------     ----------    ----------  ----------
                                                                   $5,002,887    $3,949,991     $3,121,145    $2,811,138  $4,566,167
                                                                   ==========    ==========     ==========    ==========  ==========
Investments in shares of the Underlying Funds, at cost             $6,478,753    $6,451,946     $5,493,363    $6,168,262  $7,029,325
Underlying Fund shares held                                           277,476       400,202        411,218       452,679     529,104
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             3,560,490     3,139,413      2,781,869     3,067,780   3,613,845
   Net asset value per unit, December 31, 2008                     $ 0.579738    $ 1.012030     $ 0.812631    $ 0.749645  $ 0.972158
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                             5,659,619       761,069      1,055,321       668,482   1,032,051
   Net asset value per unit, December 31, 2008                     $ 0.519157    $ 1.015428     $ 0.815403    $ 0.765006  $ 1.020238
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                   558            --             --            --          --
   Net asset value per unit, December 31, 2008                     $ 0.905852    $       --     $       --    $       --  $       --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                                  EATON        EATON
                                                                                 VANCE VT    VANCE VT                   FIDELITY VIP
                                                                       DWS      FLOATING-    WORLDWIDE                 CONTRAFUND(R)
                                                                   TECHNOLOGY      RATE       HEALTH     FIDELITY VIP    PORTFOLIO
                                                                       VIP        INCOME     SCIENCES   CONTRAFUND(R)     SERVICE
                                                                     CLASS A       FUND        FUND       PORTFOLIO       CLASS 2
                                                                   ----------  -----------  ----------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $1,843,287  $10,628,348  $6,740,964   $24,592,127    $5,566,140
                                                                   ----------  -----------  ----------   -----------    ----------
   Total assets                                                     1,843,287   10,628,348   6,740,964    24,592,127     5,566,140
LIABILITIES:                                                               --           --          --            --            --
                                                                   ----------  -----------  ----------   -----------    ----------
   Net assets                                                      $1,843,287  $10,628,348  $6,740,964   $24,592,127    $5,566,140
                                                                   ==========  ===========  ==========   ===========    ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $1,304,911  $ 8,715,742  $5,416,774   $24,592,127    $       --
   Commonwealth Select Acclaim                                        538,376    1,912,606   1,324,190            --     5,564,203
   Commonwealth Optim-L                                                    --           --          --            --         1,937
                                                                   ----------  -----------  ----------   -----------    ----------
                                                                   $1,843,287  $10,628,348  $6,740,964   $24,592,127    $5,566,140
                                                                   ==========  ===========  ==========   ===========    ==========
Investments in shares of the Underlying Funds, at cost             $2,748,505  $15,810,825  $6,700,168   $40,340,080    $9,260,056
Underlying Fund shares held                                           320,015    1,615,250     654,463     1,597,929       367,645
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             4,803,012   11,126,029   5,085,681    27,351,024            --
   Net asset value per unit, December 31, 2008                     $ 0.271686  $  0.783365  $ 1.065103   $  0.899130    $       --
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                             1,649,968    2,431,708   1,238,373            --     5,989,100
   Net asset value per unit, December 31, 2008                     $ 0.326295  $  0.786528  $ 1.069298   $        --    $ 0.929055
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                    --           --          --            --         1,686
   Net asset value per unit, December 31, 2008                     $       --  $        --  $       --   $        --    $ 1.148549

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                                  FIDELITY
                                                                                    VIP                     FIDELITY
                                                                     FIDELITY     EQUITY-                      VIP
                                                                       VIP         INCOME                    GROWTH    FIDELITY VIP
                                                                     EQUITY-     PORTFOLIO   FIDELITY VIP   PORTFOLIO     GROWTH
                                                                      INCOME      SERVICE       GROWTH       SERVICE     & INCOME
                                                                    PORTFOLIO     CLASS 2      PORTFOLIO     CLASS 2     PORTFOLIO
                                                                   -----------  -----------  ------------  ----------  ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $46,833,713  $ 6,356,353   $32,703,747  $2,310,688   $4,211,951
                                                                   -----------  -----------   -----------  ----------   ----------
   Total assets                                                     46,833,713    6,356,353    32,703,747   2,310,688    4,211,951
LIABILITIES:                                                                --           --            --          --           --
                                                                   -----------  -----------   -----------  ----------   ----------
   Net assets                                                      $46,833,713  $ 6,356,353   $32,703,747  $2,310,688   $4,211,951
                                                                   ===========  ===========   ===========  ==========   ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $46,833,713  $        --   $32,703,747  $       --   $4,211,951
   Commonwealth Select Acclaim                                              --    6,355,552            --   2,309,832           --
   Commonwealth Optim-L                                                     --          801            --         856           --
                                                                   -----------  -----------   -----------  ----------   ----------
                                                                   $46,833,713  $ 6,356,353   $32,703,747  $2,310,688   $4,211,951
                                                                   ===========  ===========   ===========  ==========   ==========
Investments in shares of the Underlying Funds, at cost             $81,606,453  $10,941,715   $56,109,024  $3,339,793   $6,612,587
Underlying Fund shares held                                          3,553,392      488,950     1,389,874      99,129      479,175
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             29,479,621           --    21,945,922          --    6,091,018
   Net asset value per unit, December 31, 2008                     $  1.588681  $        --   $  1.490197  $       --   $ 0.691502
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                                     --    8,153,013            --   4,543,182           --
   Net asset value per unit, December 31, 2008                     $        --  $  0.779534   $        --  $ 0.508417   $       --
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                     --          839            --         938           --
   Net asset value per unit, December 31, 2008                     $        --  $  0.954826   $        --  $ 0.912899   $       --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                    FIDELITY
                                                                       VIP
                                                                    GROWTH &                FIDELITY VIP                FIDELITY VIP
                                                                     INCOME      FIDELITY    HIGH INCOME                   MID CAP
                                                                    PORTFOLIO      VIP        PORTFOLIO   FIDELITY VIP    PORTFOLIO
                                                                     SERVICE   HIGH INCOME     SERVICE       MID CAP       SERVICE
                                                                     CLASS 2    PORTFOLIO      CLASS 2      PORTFOLIO      CLASS 2
                                                                   ----------  -----------  ------------  ------------  ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $  963,468  $27,444,554   $4,704,015    $21,560,169   $4,638,248
                                                                   ----------  -----------   ----------    -----------   ----------
   Total assets                                                       963,468   27,444,554    4,704,015     21,560,169    4,638,248
LIABILITIES:                                                               --           --           --             --           --
                                                                   ----------  -----------   ----------    -----------   ----------
   Net assets                                                      $  963,468  $27,444,554   $4,704,015    $21,560,169   $4,638,248
                                                                   ==========  ===========   ==========    ===========   ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $       --  $27,444,554   $       --    $21,560,169   $       --
   Commonwealth Select Acclaim                                        963,468           --    4,704,015             --    4,636,990
   Commonwealth Optim-L                                                    --           --           --             --        1,258
                                                                   ----------  -----------   ----------    -----------   ----------
                                                                   $  963,468  $27,444,554   $4,704,015    $21,560,169   $4,638,248
                                                                   ==========  ===========   ==========    ===========   ==========
Investments in shares of the Underlying Funds, at cost             $1,406,703  $42,923,660   $6,386,270    $30,612,551   $6,786,524
Underlying Fund shares held                                           111,384    6,930,443    1,209,258      1,169,841      255,974
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                                    --   24,892,906           --     16,357,055           --
   Net asset value per unit, December 31, 2008                     $       --  $  1.102505   $       --    $  1.318096   $       --
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                             1,390,222           --    4,951,762             --    3,489,920
   Net asset value per unit, December 31, 2008                     $ 0.693032  $        --   $ 0.949968    $        --   $ 1.328681
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                    --           --           --             --          894
   Net asset value per unit, December 31, 2008                     $       --  $        --   $       --    $        --   $ 1.407220

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                                   FT VIP      FT VIP       FT VIP
                                                                   FIDELITY VIP   FRANKLIN    FRANKLIN     FRANKLIN      FT VIP
                                                                       VALUE      LARGE CAP   SMALL CAP   SMALL-MID      MUTUAL
                                                                    STRATEGIES     GROWTH       VALUE     CAP GROWTH     SHARES
                                                                     PORTFOLIO   SECURITIES  SECURITIES   SECURITIES   SECURITIES
                                                                      SERVICE       FUND        FUND         FUND         FUND
                                                                      CLASS 2      CLASS 2     CLASS 2     CLASS 2      CLASS 2
                                                                   ------------  ----------  ----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value      $2,228,809   $2,398,524  $6,174,715  $ 7,658,287  $23,225,495
                                                                    ----------   ----------  ----------  -----------  -----------
   Total assets                                                      2,228,809    2,398,524   6,174,715    7,658,287   23,225,495
LIABILITIES:                                                                --           --          --           --           --
                                                                    ----------   ----------  ----------  -----------  -----------
   Net assets                                                       $2,228,809   $2,398,524  $6,174,715  $ 7,658,287  $23,225,495
                                                                    ==========   ==========  ==========  ===========  ===========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward    $1,801,773   $2,125,886  $4,928,962  $ 6,153,040  $18,917,796
   Commonwealth Select Acclaim                                         427,036      272,638   1,245,317    1,505,247    4,307,340
   Commonwealth Optim-L                                                     --           --         436           --          359
                                                                    ----------   ----------  ----------  -----------  -----------
                                                                    $2,228,809   $2,398,524  $6,174,715  $ 7,658,287  $23,225,495
                                                                    ==========   ==========  ==========  ===========  ===========
Investments in shares of the Underlying Funds, at cost              $5,063,559   $3,217,941  $8,947,345  $11,260,716  $31,638,313
Underlying Fund shares held                                            449,357      228,431     585,281      651,769    1,971,604
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                              2,395,732    2,643,907   4,967,239   11,858,951   17,600,160
   Net asset value per unit, December 31, 2008                      $ 0.752076   $ 0.804070  $ 0.992294  $  0.518852  $  1.074865
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                                565,929      337,934   1,250,757    2,562,004    4,007,730
   Net asset value per unit, December 31, 2008                      $ 0.754575   $ 0.806779  $ 0.995651  $  0.587527  $  1.074758
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                     --           --         352           --          339
   Net asset value per unit, December 31, 2008                      $       --   $       --  $ 1.238446  $        --  $  1.059565

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                      FT VIP      GOLDMAN       GOLDMAN      GOLDMAN       GOLDMAN
                                                                    TEMPLETON    SACHS VIT     SACHS VIT    SACHS VIT     SACHS VIT
                                                                     FOREIGN      CAPITAL     CORE FIXED      EQUITY     GOVERNMENT
                                                                    SECURITIES  GROWTH FUND   INCOME FUND   INDEX FUND   INCOME FUND
                                                                       FUND       SERVICE       SERVICE      SERVICE       SERVICE
                                                                     CLASS 2       SHARES       SHARES        SHARES        SHARES
                                                                   -----------  -----------  ------------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $ 9,854,394  $54,059,041  $ 85,977,868  $50,895,654  $32,698,713
                                                                   -----------  -----------  ------------  -----------  -----------
   Total assets                                                      9,854,394   54,059,041    85,977,868   50,895,654   32,698,713
LIABILITIES:                                                                --           --            --           --           --
                                                                   -----------  -----------  ------------  -----------  -----------
   Net assets                                                      $ 9,854,394  $54,059,041  $ 85,977,868  $50,895,654  $32,698,713
                                                                   ===========  ===========  ============  ===========  ===========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $ 7,993,575  $51,447,133  $ 70,905,168  $46,177,266  $25,498,419
   Commonwealth Select Acclaim                                       1,859,131    2,611,064    15,070,620    4,711,146    7,200,294
   Commonwealth Optim-L                                                  1,688          844         2,080        7,242           --
                                                                   -----------  -----------  ------------  -----------  -----------
                                                                   $ 9,854,394  $54,059,041  $ 85,977,868  $50,895,654  $32,698,713
                                                                   ===========  ===========  ============  ===========  ===========
Investments in shares of the Underlying Funds, at cost             $13,914,472  $76,653,934  $100,739,328  $59,627,347  $32,963,463
Underlying Fund shares held                                            915,836    7,315,161     9,759,122    7,688,165    3,224,725
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                              7,681,188   35,908,213    41,855,096   71,779,064   21,385,246
   Net asset value per unit, December 31, 2008                     $  1.040669  $  1.432740  $   1.694063  $  0.643325  $  1.192337
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                              1,780,458    5,421,408    12,595,481    6,947,824    6,018,496
   Net asset value per unit, December 31, 2008                     $  1.044187  $  0.481621  $   1.196510  $  0.678075  $  1.196361
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                  1,379          945         2,046        7,144           --
   Net asset value per unit, December 31, 2008                     $  1.224510  $  0.893270  $   1.016410  $  1.013696  $        --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                                                                        GOLDMAN
                                                                     GOLDMAN                               GOLDMAN     SACHS VIT
                                                                    SACHS VIT     GOLDMAN     GOLDMAN     SACHS VIT   STRUCTURED
                                                                     GROWTH      SACHS VIT   SACHS VIT    STRATEGIC      U.S.
                                                                  OPPORTUNITIES   MID CAP      MONEY    INTERNATIONAL   EQUITY
                                                                      FUND       VALUE FUND MARKET FUND  EQUITY FUND     FUND
                                                                     SERVICE      SERVICE     SERVICE      SERVICE      SERVICE
                                                                      SHARES       SHARES      SHARES       SHARES       SHARES
                                                                  ------------- ----------- ----------- ------------- ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $29,868,117  $28,988,094 $91,851,810  $33,852,172  $1,576,381
                                                                   -----------  ----------- -----------  -----------  ----------
   Total assets                                                     29,868,117   28,988,094  91,851,810   33,852,172   1,576,381
LIABILITIES:                                                                --           --          --           --          --
                                                                   -----------  ----------- -----------  -----------  ----------
   Net assets                                                      $29,868,117  $28,988,094 $91,851,810  $33,852,172  $1,576,381
                                                                   ===========  =========== ===========  ===========  ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $28,483,787  $26,812,263 $77,052,362  $30,633,233  $1,384,203
   Commonwealth Select Acclaim                                       1,384,330    2,173,939  14,793,380    3,217,927     190,991
   Commonwealth Optim-L                                                     --        1,892       6,068        1,012       1,187
                                                                   -----------  ----------- -----------  -----------  ----------
                                                                   $29,868,117  $28,988,094 $91,851,810  $33,852,172  $1,576,381
                                                                   ===========  =========== ===========  ===========  ==========
Investments in shares of the Underlying Funds, at cost             $62,928,788  $54,078,607 $91,851,810  $49,223,847  $2,362,667
Underlying Fund shares held                                          8,413,554    3,339,642  91,851,810    5,272,924     197,048
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             11,851,751   20,129,901  51,918,439   24,889,567   1,778,660
   Net asset value per unit, December 31, 2008                     $  2.403340  $  1.331962 $  1.484104  $  1.230766  $ 0.778228
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                              1,356,631    1,788,654  13,173,301    4,713,365     244,613
   Net asset value per unit, December 31, 2008                     $  1.020418  $  1.215405 $  1.122982  $  0.682724  $ 0.780787
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                     --        1,583       5,753        1,000       1,266
   Net asset value per unit, December 31, 2008                     $        --  $  1.194996 $  1.054834  $  1.012043  $ 0.937525

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN  JANUS ASPEN     MFS(R)
                                                                    GROWTH AND  INTERNATIONAL   LARGE CAP     MID CAP      MID CAP
                                                                      INCOME       GROWTH         GROWTH       GROWTH       GROWTH
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      SERIES
                                                                     SERVICE       SERVICE       SERVICE      SERVICE      SERVICE
                                                                      SHARES       SHARES         SHARES       SHARES       CLASS
                                                                   -----------  -------------  -----------  -----------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $ 5,220,781   $12,736,450   $ 8,033,118  $ 2,646,933  $1,313,651
                                                                   -----------   -----------   -----------  -----------  ----------
   Total assets                                                      5,220,781    12,736,450     8,033,118    2,646,933   1,313,651
LIABILITIES:                                                                --            --            --           --          --
                                                                   -----------   -----------   -----------  -----------  ----------
   Net assets                                                      $ 5,220,781   $12,736,450   $ 8,033,118  $ 2,646,933  $1,313,651
                                                                   ===========   ===========   ===========  ===========  ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $ 4,436,644   $ 9,700,433   $ 5,387,280  $ 1,944,872  $1,049,173
   Commonwealth Select Acclaim                                         784,137     3,036,017     2,645,838      702,061     264,478
   Commonwealth Optim-L                                                     --            --            --           --          --
                                                                   -----------   -----------   -----------  -----------  ----------
                                                                   $ 5,220,781   $12,736,450   $ 8,033,118  $ 2,646,933  $1,313,651
                                                                   ===========   ===========   ===========  ===========  ==========
Investments in shares of the Underlying Funds, at cost             $ 6,994,413   $18,788,221   $10,300,860  $ 3,980,193  $2,571,810
Underlying Fund shares held                                            448,521       489,675       515,605      127,871     410,516
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                              7,575,228    11,556,224    11,807,841    4,782,961   1,845,278
   Net asset value per unit, December 31, 2008                     $  0.585678   $  0.839412   $  0.456246  $  0.406625  $ 0.568572
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                              1,237,722     3,270,840     5,225,036    1,369,125     463,607
   Net asset value per unit, December 31, 2008                     $  0.633532   $  0.928207   $  0.506377  $  0.512781  $ 0.570479
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                     --            --            --           --          --
   Net asset value per unit, December 31, 2008                     $        --    $       --   $        --  $        --  $       --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                      MFS(R)      MFS(R)                              OPPENHEIMER
                                                                       NEW        TOTAL        MFS(R)   OPPENHEIMER     CAPITAL
                                                                    DISCOVERY     RETURN     UTILITIES    BALANCED   APPRECIATION
                                                                      SERIES      SERIES      SERIES      FUND/VA       FUND/VA
                                                                     SERVICE     SERVICE      SERVICE     SERVICE       SERVICE
                                                                      CLASS       CLASS        CLASS       SHARES       SHARES
                                                                   ----------  -----------  ----------  -----------  ------------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $  839,295  $13,220,142  $6,874,406   $2,996,168   $2,810,937
                                                                   ----------  -----------  ----------   ----------   ----------
   Total assets                                                       839,295   13,220,142   6,874,406    2,996,168    2,810,937
LIABILITIES:                                                               --           --          --           --           --
                                                                   ----------  -----------  ----------   ----------   ----------
   Net assets                                                      $  839,295  $13,220,142  $6,874,406   $2,996,168   $2,810,937
                                                                   ==========  ===========  ==========   ==========   ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $  726,667  $11,161,299  $6,727,252   $2,954,879   $2,293,691
   Commonwealth Select Acclaim                                        112,628    2,054,537     147,154       41,289      514,374
   Commonwealth Optim-L                                                    --        4,306          --           --        2,872
                                                                   ----------  -----------  ----------   ----------   ----------
                                                                   $  839,295  $13,220,142  $6,874,406   $2,996,168   $2,810,937
                                                                   ==========  ===========  ==========   ==========   ==========
Investments in shares of the Underlying Funds, at cost             $1,422,638  $16,457,395  $9,553,619   $5,596,124   $3,909,597
Underlying Fund shares held                                           104,781      867,463     381,699      357,538      110,580
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             1,018,159   11,111,883   4,103,489    3,904,733    3,266,073
   Net asset value per unit, December 31, 2008                     $ 0.713707  $  1.004447  $ 1.639398   $ 0.756743   $ 0.702278
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                               157,274    2,038,529      89,452       54,380      729,963
   Net asset value per unit, December 31, 2008                     $ 0.716124  $  1.007853  $ 1.645058   $ 0.759260   $ 0.704658
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                    --        3,970          --           --        3,238
   Net asset value per unit, December 31, 2008                     $       --  $  1.084737  $       --   $       --   $ 0.886900

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2008

                                                                   OPPENHEIMER  OPPENHEIMER
                                                                     GLOBAL         HIGH     OPPENHEIMER
                                                                   SECURITIES      INCOME    MAIN STREET
                                                                     FUND/VA      FUND/VA     FUND(R)/VA
                                                                     SERVICE      SERVICE      SERVICE
                                                                     SHARES        SHARES       SHARES
                                                                   -----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value      $9,635,931  $ 1,670,132   $2,029,994
                                                                   -----------  -----------   ----------
   Total assets                                                      9,635,931    1,670,132    2,029,994
LIABILITIES:                                                                --           --           --
                                                                   -----------  -----------   ----------
   Net assets                                                       $9,635,931  $ 1,670,132   $2,029,994
                                                                   ===========  ===========   ==========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward    $7,754,217  $ 1,470,290   $1,819,874
   Commonwealth Select Acclaim                                       1,877,876      199,773      210,120
   Commonwealth Optim-L                                                  3,838           69           --
                                                                   -----------  -----------   ----------
                                                                    $9,635,931  $ 1,670,132   $2,029,994
                                                                   ===========  ===========   ==========
Investments in shares of the Underlying Funds, at cost             $13,695,317  $ 7,185,124   $2,647,930
Underlying Fund shares held                                            481,315    1,057,045      140,776
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                              7,617,312    5,286,622    2,298,637
   Net asset value per unit, December 31, 2008                      $ 1.017973  $  0.278115   $ 0.791719
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                              1,838,573      715,890      264,496
   Net asset value per unit, December 31, 2008                      $ 1.021377  $  0.279056   $ 0.794416
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                  3,075          234           --
   Net asset value per unit, December 31, 2008                      $ 1.247996  $  0.295916  $        --

                                                                                 PIONEER       T. ROWE
                                                                     PIONEER   REAL ESTATE      PRICE
                                                                    FUND VCT    SHARES VCT  INTERNATIONAL
                                                                    PORTFOLIO   PORTFOLIO       STOCK
                                                                    CLASS II     CLASS II     PORTFOLIO
                                                                   ----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value     $5,778,767  $ 8,358,302   $29,112,452
                                                                   ----------  -----------   -----------
   Total assets                                                     5,778,767    8,358,302    29,112,452
LIABILITIES:                                                               --          --             --
                                                                   ----------  -----------   -----------
   Net assets                                                      $5,778,767  $ 8,358,302   $29,112,452
                                                                   ==========  ===========   ===========
Net asset distribution by category:
   Commonwealth Select Resource, Commonwealth Select Resource II,
      Commonwealth Select Charter and Commonwealth Select Reward   $4,217,082  $ 6,847,044   $23,406,123
   Commonwealth Select Acclaim                                      1,561,685    1,511,258     5,706,329
   Commonwealth Optim-L                                                    --           --            --
                                                                   ----------  -----------   -----------
                                                                   $5,778,767  $ 8,358,302   $29,112,452
                                                                   ==========  ===========   ===========
Investments in shares of the Underlying Funds, at cost             $7,019,999  $16,564,979   $42,730,875
Underlying Fund shares held                                           362,760      805,231     3,533,065
Units outstanding and net asset value per unit:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select Reward:
   Units outstanding, December 31, 2008                             5,524,637    4,828,282    23,277,677
   Net asset value per unit, December 31, 2008                     $ 0.763323  $  1.418112   $  1.005518
Commonwealth Select Acclaim:
   Units outstanding, December 31, 2008                             2,038,014    1,061,525     8,310,256
   Net asset value per unit, December 31, 2008                     $ 0.766278  $  1.423667   $  0.686661
Commonwealth Optim-L:
   Units outstanding, December 31, 2008                                    --           --            --
   Net asset value per unit, December 31, 2008                     $       --  $        --  $         --

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                            AIM V.I.       AIM V.I.       AIM V.I.       AIM V.I.
                                                             BASIC          CAPITAL       CAPITAL          CORE         AIM V.I.
                                                             VALUE       APPRECIATION   DEVELOPMENT       EQUITY        DYNAMICS
                                                              FUND           FUND           FUND           FUND           FUND
                                                           SERIES II        SERIES I     SERIES II       SERIES I       SERIES I
                                                             SHARES         SHARES         SHARES         SHARES         SHARES
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $    22,477    $        --    $      --      $   223,621    $        --
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             49,169         64,279       12,257          101,918         26,223
   Administrative expense fees                                  5,900          7,714        1,471           12,230          3,147
                                                          -----------    -----------    ---------      -----------    -----------
      Total expenses                                           55,069         71,993       13,728          114,148         29,370
                                                          -----------    -----------    ---------      -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             12,041         21,767        3,250           30,188          6,115
   Administrative expense fees                                  1,505          2,721          406            3,773            764
                                                          -----------    -----------    ---------      -----------    -----------
      Total expenses                                           13,546         24,488        3,656           33,961          6,879
                                                          -----------    -----------    ---------      -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 37             --           --               --             --
   Administrative expense fees                                      4             --           --               --             --
                                                          -----------    -----------    ---------      -----------    -----------
      Total expenses                                               41             --           --               --             --
                                                          -----------    -----------    ---------      -----------    -----------
         Total expenses                                        68,656         96,481       17,384          148,109         36,249
                                                          -----------    -----------    ---------      -----------    -----------
      Net investment income (loss)                            (46,179)       (96,481)     (17,384)          75,512        (36,249)
                                                          -----------    -----------    ---------      -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         874,261             --      123,629               --             --
   Net realized gain (loss) from sales of investments        (322,507)       160,837     (110,264)         177,393        193,577
                                                          -----------    -----------    ---------      -----------    -----------
      Net realized gain (loss)                                551,754        160,837       13,365          177,393        193,577
   Change in unrealized gain (loss)                        (3,771,622)    (3,822,350)    (728,257)      (3,999,029)    (1,759,986)
                                                          -----------    -----------    ---------      -----------    -----------
      Net realized and unrealized gain (loss)              (3,219,868)    (3,661,513)    (714,892)      (3,821,636)    (1,566,409)
                                                          -----------    -----------    ---------      -----------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(3,266,047)   $(3,757,994)   $(732,276)     $(3,746,124)   $(1,602,658)
                                                          ===========    ===========    =========      ===========    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                            AIM V.I.                     ALLIANCE-      ALLIANCE-      ALLIANCE-
                                                             GLOBAL        AIM V.I.    BERNSTEIN VPS  BERNSTEIN VPS  BERNSTEIN VPS
                                                          HEALTH CARE     LARGE CAP        GLOBAL       GROWTH AND     LARGE CAP
                                                              FUND       GROWTH FUND     TECHNOLOGY       INCOME         GROWTH
                                                            SERIES I       SERIES I      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             SHARES         SHARES        CLASS B        CLASS B        CLASS A
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $        --    $       903     $      --    $    760,403    $        --
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             46,892         83,149        14,346         400,996        238,543
   Administrative expense fees                                  5,627          9,978         1,722          48,120         28,626
                                                          -----------    -----------     ---------    ------------    -----------
      Total expenses                                           52,519         93,127        16,068         449,116        267,169
                                                          -----------    -----------     ---------    ------------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             16,403         22,795         1,982         124,878             --
   Administrative expense fees                                  2,050          2,849           248          15,609             --
                                                          -----------    -----------     ---------    ------------    -----------
      Total expenses                                           18,453         25,644         2,230         140,487             --
                                                          -----------    -----------     ---------    ------------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             --            --              --             --
   Administrative expense fees                                     --             --            --              --             --
                                                          -----------    -----------     ---------    ------------    -----------
      Total expenses                                               --             --            --              --             --
                                                          -----------    -----------     ---------    ------------    -----------
         Total expenses                                        70,972        118,771        18,298         589,603        267,169
                                                          -----------    -----------     ---------    ------------    -----------
      Net investment income (loss)                            (70,972)      (117,868)      (18,298)        170,800       (267,169)
                                                          -----------    -----------     ---------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         973,169             --            --       7,845,784             --
   Net realized gain (loss) from sales of investments         167,415         94,506       (81,396)     (1,666,771)    (1,094,435)
                                                          -----------    -----------     ---------    ------------    -----------
      Net realized gain (loss)                              1,140,584         94,506       (81,396)      6,179,013     (1,094,435)
   Change in unrealized gain (loss)                        (2,785,036)    (4,019,391)     (707,174)    (28,356,526)    (7,927,772)
                                                          -----------    -----------     ---------    ------------    -----------
      Net realized and unrealized gain (loss)              (1,644,452)    (3,924,885)     (788,570)    (22,177,513)    (9,022,207)
                                                          -----------    -----------     ---------    ------------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(1,715,424)   $(4,042,753)    $(806,868)   $(22,006,713)   $(9,289,376)
                                                          ===========    ===========     =========    ============    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                           ALLIANCE-      ALLIANCE-
                                                         BERNSTEIN VPS  BERNSTEIN VPS    ALLIANCE-         DWS
                                                           LARGE CAP      SMALL/MID    BERNSTEIN VPS      DREMAN          DWS
                                                             GROWTH       CAP VALUE        VALUE       HIGH RETURN     SMALL CAP
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      EQUITY VIP     INDEX VIP
                                                            CLASS B        CLASS B        CLASS B        CLASS A        CLASS A
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $        --    $    28,823    $   105,711    $   147,040    $   109,081
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             39,652         64,901         45,338         47,387         68,616
   Administrative expense fees                                  4,759          7,788          5,440          5,686          8,234
                                                          -----------    -----------    -----------    -----------    -----------
      Total expenses                                           44,411         72,689         50,778         53,073         76,850
                                                          -----------    -----------    -----------    -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             53,784         14,961         15,107         10,317         19,499
   Administrative expense fees                                  6,723          1,870          1,889          1,290          2,437
                                                          -----------    -----------    -----------    -----------    -----------
      Total expenses                                           60,507         16,831         16,996         11,607         21,936
                                                          -----------    -----------    -----------    -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 12             --             --             --             --
   Administrative expense fees                                      1             --             --             --             --
                                                          -----------    -----------    -----------    -----------    -----------
      Total expenses                                               13             --             --             --             --
                                                          -----------    -----------    -----------    -----------    -----------
         Total expenses                                       104,931         89,520         67,774         64,680         98,786
                                                          -----------    -----------    -----------    -----------    -----------
      Net investment income (loss)                           (104,931)       (60,697)        37,937         82,360         10,295
                                                          -----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --        678,846        269,519        928,353        693,615
   Net realized gain (loss) from sales of investments         140,345       (580,930)      (605,920)      (604,759)      (936,287)
                                                          -----------    -----------    -----------    -----------    -----------
      Net realized gain (loss)                                140,345         97,916       (336,401)       323,594       (242,672)
   Change in unrealized gain (loss)                        (3,810,791)    (2,731,839)    (2,226,086)    (3,095,355)    (2,715,786)
                                                          -----------    -----------    -----------    -----------    -----------
      Net realized and unrealized gain (loss)              (3,670,446)    (2,633,923)    (2,562,487)    (2,771,761)    (2,958,458)
                                                          -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(3,775,377)   $(2,694,620)   $(2,524,550)   $(2,689,401)   $(2,948,163)
                                                          ===========    ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                           EATON
                                                                            EATON         VANCE VT                    FIDELITY VIP
                                                              DWS          VANCE VT      WORLDWIDE                   CONTRAFUND(R)
                                                           TECHNOLOGY   FLOATING-RATE      HEALTH      FIDELITY VIP    PORTFOLIO
                                                              VIP           INCOME        SCIENCES    CONTRAFUND(R)     SERVICE
                                                            CLASS A          FUND           FUND        PORTFOLIO       CLASS 2
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $        --    $   906,257    $        --   $    354,766    $    61,537
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             27,655        165,047         77,358        494,011             --
   Administrative expense fees                                  3,319         19,806          9,283         59,282             --
                                                          -----------    -----------    -----------   ------------    -----------
      Total expenses                                           30,974        184,853         86,641        553,293             --
                                                          -----------    -----------    -----------   ------------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             10,203         33,661         17,986             --        104,254
   Administrative expense fees                                  1,276          4,207          2,248             --         13,032
                                                          -----------    -----------    -----------   ------------    -----------
      Total expenses                                           11,479         37,868         20,234             --        117,286
                                                          -----------    -----------    -----------   ------------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             --             --             --             45
   Administrative expense fees                                     --             --             --             --              4
                                                          -----------    -----------    -----------   ------------    -----------
      Total expenses                                               --             --             --             --             49
                                                          -----------    -----------    -----------   ------------    -----------
         Total expenses                                        42,453        222,721        106,875        553,293        117,335
                                                          -----------    -----------    -----------   ------------    -----------
      Net investment income (loss)                            (42,453)       683,536       (106,875)      (198,527)       (55,798)
                                                          -----------    -----------    -----------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --             --        938,693      1,246,707        283,172
   Net realized gain (loss) from sales of investments         (27,208)    (1,023,981)        65,170     (1,919,693)      (721,072)
                                                          -----------    -----------    -----------   ------------    -----------
      Net realized gain (loss)                                (27,208)    (1,023,981)     1,003,863       (672,986)      (437,900)
   Change in unrealized gain (loss)                        (1,754,512)    (4,251,282)    (1,642,458)   (20,046,128)    (4,082,305)
                                                          -----------    -----------    -----------   ------------    -----------
      Net realized and unrealized gain (loss)              (1,781,720)    (5,275,263)      (638,595)   (20,719,114)    (4,520,205)
                                                          -----------    -----------    -----------   ------------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(1,824,173)   $(4,591,727)   $  (745,470)  $(20,917,641)   $(4,576,003)
                                                          ===========    ===========    ===========   ============    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                         FIDELITY VIP
                                                                           EQUITY-                     FIDELITY VIP
                                                          FIDELITY VIP      INCOME                        GROWTH      FIDELITY VIP
                                                            EQUITY-       PORTFOLIO     FIDELITY VIP    PORTFOLIO        GROWTH
                                                             INCOME        SERVICE         GROWTH        SERVICE        & INCOME
                                                           PORTFOLIO       CLASS 2       PORTFOLIO       CLASS 2       PORTFOLIO
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                             $  1,735,257    $   214,648   $    419,017    $    21,181    $    75,579
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                            955,826             --        692,573             --         93,218
   Administrative expense fees                                114,700             --         83,109             --         11,186
                                                         ------------    -----------   ------------    -----------    -----------
      Total expenses                                        1,070,526             --        775,682             --        104,404
                                                         ------------    -----------   ------------    -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                                 --        120,439             --         46,989             --
   Administrative expense fees                                     --         15,055             --          5,874             --
                                                         ------------    -----------   ------------    -----------    -----------
      Total expenses                                               --        135,494             --         52,863             --
                                                         ------------    -----------   ------------    -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             19             --             23             --
   Administrative expense fees                                     --              2             --              2             --
                                                         ------------    -----------   ------------    -----------    -----------
      Total expenses                                               --             21             --             25             --
                                                         ------------    -----------   ------------    -----------    -----------
         Total expenses                                     1,070,526        135,515        775,682         52,888        104,404
                                                         ------------    -----------   ------------    -----------    -----------
      Net investment income (loss)                            664,731         79,133       (356,665)       (31,707)       (28,825)
                                                         ------------    -----------   ------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor          85,031         11,391             --             --        894,582
   Net realized gain (loss) from sales of investments      (3,957,324)      (432,017)    (1,694,681)       133,977       (418,040)
                                                         ------------    -----------   ------------    -----------    -----------
      Net realized gain (loss)                             (3,872,293)      (420,626)    (1,694,681)       133,977        476,542
   Change in unrealized gain (loss)                       (36,710,396)    (4,896,354)   (30,562,881)    (2,385,279)    (4,271,864)
                                                         ------------    -----------   ------------    -----------    -----------
      Net realized and unrealized gain (loss)             (40,582,689)    (5,316,980)   (32,257,562)    (2,251,302)    (3,795,322)
                                                         ------------    -----------   ------------    -----------    -----------
      Net increase (decrease) in net assets from
         operations                                      $(39,917,958)   $(5,237,847)  $(32,614,227)   $(2,283,009)   $(3,824,147)
                                                         ============    ===========   ============    ===========    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                          FIDELITY VIP
                                                            GROWTH &                    FIDELITY VIP                  FIDELITY VIP
                                                             INCOME                     HIGH INCOME                     MID CAP
                                                           PORTFOLIO     FIDELITY VIP    PORTFOLIO     FIDELITY VIP    PORTFOLIO
                                                            SERVICE      HIGH INCOME      SERVICE        MID CAP        SERVICE
                                                            CLASS 2       PORTFOLIO       CLASS 2       PORTFOLIO       CLASS 2
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                               $  13,761    $  3,042,946    $   384,168   $    148,036    $    17,362
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                                --         496,946             --        425,726             --
   Administrative expense fees                                    --          59,633             --         51,087             --
                                                           ---------    ------------    -----------   ------------    -----------
      Total expenses                                              --         556,579             --        476,813             --
                                                           ---------    ------------    -----------   ------------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                            17,631              --         60,813             --         86,619
   Administrative expense fees                                 2,204              --          7,601             --         10,827
                                                           ---------    ------------    -----------   ------------    -----------
      Total expenses                                          19,835              --         68,414             --         97,446
                                                           ---------    ------------    -----------   ------------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                --              --             --             --             29
   Administrative expense fees                                    --              --             --             --              2
                                                           ---------    ------------    -----------   ------------    -----------
      Total expenses                                              --              --             --             --             31
                                                           ---------    ------------    -----------   ------------    -----------
         Total expenses                                       19,835         556,579         68,414        476,813         97,477
                                                           ---------    ------------    -----------   ------------    -----------
      Net investment income (loss)                            (6,074)      2,486,367        315,754       (328,777)       (80,115)
                                                           ---------    ------------    -----------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor        161,855              --             --      5,888,487      1,296,890
   Net realized gain (loss) from sales of investments        (16,635)     (2,281,567)      (307,338)        65,523            277
                                                           ---------    ------------    -----------   ------------    -----------
      Net realized gain (loss)                               145,220      (2,281,567)      (307,338)     5,954,010      1,297,167
   Change in unrealized gain (loss)                         (856,658)    (10,591,448)    (1,276,807)   (21,723,824)    (4,495,018)
                                                           ---------    ------------    -----------   ------------    -----------
      Net realized and unrealized gain (loss)               (711,438)    (12,873,015)    (1,584,145)   (15,769,814)    (3,197,851)
                                                           ---------    ------------    -----------   ------------    -----------
      Net increase (decrease) in net assets from
         operations                                        $(717,512)   $(10,386,648)   $(1,268,391)  $(16,098,591)   $(3,277,966)
                                                           =========    ============    ===========   ============    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                            FT VIP         FT VIP         FT VIP
                                                          FIDELITY VIP     FRANKLIN       FRANKLIN       FRANKLIN        FT VIP
                                                             VALUE        LARGE CAP      SMALL CAP      SMALL-MID        MUTUAL
                                                           STRATEGIES       GROWTH         VALUE        CAP GROWTH       SHARES
                                                           PORTFOLIO      SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                                            SERVICE          FUND           FUND           FUND           FUND
                                                            CLASS 2        CLASS 2        CLASS 2        CLASS 2        CLASS 2
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $    19,648    $    44,595    $   103,060    $        --   $  1,029,980
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             42,384         38,918         90,851        122,214        370,266
   Administrative expense fees                                  5,086          4,671         10,902         14,666         44,432
                                                          -----------    -----------    -----------    -----------   ------------
      Total expenses                                           47,470         43,589        101,753        136,880        414,698
                                                          -----------    -----------    -----------    -----------   ------------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                              9,212          4,999         19,727         29,250         83,058
   Administrative expense fees                                  1,151            625          2,465          3,656         10,382
                                                          -----------    -----------    -----------    -----------   ------------
      Total expenses                                           10,363          5,624         22,192         32,906         93,440
                                                          -----------    -----------    -----------    -----------   ------------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             --              9             --              8
   Administrative expense fees                                     --             --              1             --              1
                                                          -----------    -----------    -----------    -----------   ------------
      Total expenses                                               --             --             10             --              9
                                                          -----------    -----------    -----------    -----------   ------------
         Total expenses                                        57,833         49,213        123,955        169,786        508,147
                                                          -----------    -----------    -----------    -----------   ------------
      Net investment income (loss)                            (38,185)        (4,618)       (20,895)      (169,786)       521,833
                                                          -----------    -----------    -----------    -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         910,355        229,315        713,776      1,521,984      1,464,977
   Net realized gain (loss) from sales of investments        (759,152)        15,231       (278,788)        45,105         42,344
                                                          -----------    -----------    -----------    -----------   ------------
      Net realized gain (loss)                                151,203        244,546        434,988      1,567,089      1,507,321
   Change in unrealized gain (loss)                        (2,791,689)    (1,647,771)    (3,775,286)    (7,727,800)   (18,409,617)
                                                          -----------    -----------    -----------    -----------   ------------
      Net realized and unrealized gain (loss)              (2,640,486)    (1,403,225)    (3,340,298)    (6,160,711)   (16,902,296)
                                                          -----------    -----------    -----------    -----------   ------------
      Net increase (decrease) in net assets from
         operations                                       $(2,678,671)   $(1,407,843)   $(3,361,193)   $(6,330,497)  $(16,380,463)
                                                          ===========    ===========    ===========    ===========   ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                             FT VIP        GOLDMAN        GOLDMAN        GOLDMAN        GOLDMAN
                                                           TEMPLETON      SACHS VIT      SACHS VIT      SACHS VIT      SACHS VIT
                                                            FOREIGN        CAPITAL       CORE FIXED       EQUITY       GOVERNMENT
                                                           SECURITIES    GROWTH FUND    INCOME FUND     INDEX FUND    INCOME FUND
                                                              FUND         SERVICE        SERVICE        SERVICE        SERVICE
                                                            CLASS 2         SHARES         SHARES         SHARES         SHARES
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $   403,909   $         --   $  5,332,969   $  1,264,560    $1,302,963
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                            166,712      1,042,284      1,108,115        863,443       286,972
   Administrative expense fees                                 20,005        125,074        132,974        103,614        34,437
                                                          -----------   ------------   ------------   ------------    ----------
      Total expenses                                          186,717      1,167,358      1,241,089        967,057       321,409
                                                          -----------   ------------   ------------   ------------    ----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             37,179         49,931        224,680         74,922        77,112
   Administrative expense fees                                  4,648          6,242         28,085          9,365         9,639
                                                          -----------   ------------   ------------   ------------    ----------
      Total expenses                                           41,827         56,173        252,765         84,287        86,751
                                                          -----------   ------------   ------------   ------------    ----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 38             21             36            158            --
   Administrative expense fees                                      4              2              3             15            --
                                                          -----------   ------------   ------------   ------------    ----------
      Total expenses                                               42             23             39            173            --
                                                          -----------   ------------   ------------   ------------    ----------
         Total expenses                                       228,586      1,223,554      1,493,893      1,051,517       408,160
                                                          -----------   ------------   ------------   ------------    ----------
      Net investment income (loss)                            175,323     (1,223,554)     3,839,076        213,043       894,803
                                                          -----------   ------------   ------------   ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor       1,653,090             --             --      2,439,202            --
   Net realized gain (loss) from sales of investments         (41,015)       673,990     (3,442,684)     3,119,362      (169,796)
                                                          -----------   ------------   ------------   ------------    ----------
      Net realized gain (loss)                              1,612,075        673,990     (3,442,684)     5,558,564      (169,796)
   Change in unrealized gain (loss)                        (9,877,362)   (42,850,773)   (11,641,200)   (39,442,137)     (199,098)
                                                          -----------   ------------   ------------   ------------    ----------
      Net realized and unrealized gain (loss)              (8,265,287)   (42,176,783)   (15,083,884)   (33,883,573)     (368,894)
                                                          -----------   ------------   ------------   ------------    ----------
      Net increase (decrease) in net assets from
         operations                                       $(8,089,964)  $(43,400,337)  $(11,244,808)  $(33,670,530)   $  525,909
                                                          ===========   ============   ============   ============    ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                            GOLDMAN                                      GOLDMAN
                                                           SACHS VIT       GOLDMAN        GOLDMAN       SACHS VIT        GOLDMAN
                                                             GROWTH       SACHS VIT      SACHS VIT      STRATEGIC       SACHS VIT
                                                         OPPORTUNITIES     MID CAP         MONEY      INTERNATIONAL  STRUCTURED U.S.
                                                              FUND        VALUE FUND    MARKET FUND    EQUITY FUND     EQUITY FUND
                                                            SERVICE        SERVICE        SERVICE        SERVICE         SERVICE
                                                             SHARES         SHARES         SHARES         SHARES          SHARES
                                                         -------------  -------------  -------------  -------------  ---------------
INVESTMENT INCOME:
   Dividends                                             $         --   $    324,581     $2,153,757   $  1,396,901      $  30,037
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                            585,109        531,717      1,013,497        620,363         21,391
   Administrative expense fees                                 70,213         63,806        121,620         74,444          2,567
                                                         ------------   ------------     ----------   ------------      ---------
      Total expenses                                          655,322        595,523      1,135,117        694,807         23,958
                                                         ------------   ------------     ----------   ------------      ---------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             29,023         42,166        196,901         62,587          3,961
   Administrative expense fees                                  3,628          5,270         24,613          7,823            495
                                                         ------------   ------------     ----------   ------------      ---------
      Total expenses                                           32,651         47,436        221,514         70,410          4,456
                                                         ------------   ------------     ----------   ------------      ---------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             44            287             26             27
   Administrative expense fees                                     --              5             27              2              3
                                                         ------------   ------------     ----------   ------------      ---------
      Total expenses                                               --             49            314             28             30
                                                         ------------   ------------     ----------   ------------      ---------
         Total expenses                                       687,973        643,008      1,356,945        765,245         28,444
                                                         ------------   ------------     ----------   ------------      ---------
      Net investment income (loss)                           (687,973)      (318,427)       796,812        631,656          1,593
                                                         ------------   ------------     ----------   ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         917,783         78,404             --      2,961,944         19,569
   Net realized gain (loss) from sales of investments      (6,063,851)    (4,690,051)            --      1,176,025        (97,449)
                                                         ------------   ------------     ----------   ------------      ---------
      Net realized gain (loss)                             (5,146,068)    (4,611,647)            --      4,137,969        (77,880)
   Change in unrealized gain (loss)                       (17,362,697)   (14,626,960)            --    (37,165,378)      (866,218)
                                                         ------------   ------------     ----------   ------------      ---------
      Net realized and unrealized gain (loss)             (22,508,765)   (19,238,607)            --    (33,027,409)      (944,098)
                                                         ------------   ------------     ----------   ------------      ---------
      Net increase (decrease) in net assets from
         operations                                      $(23,196,738)  $(19,557,034)    $  796,812   $(32,395,753)     $(942,505)
                                                         ============   ============     ==========   ============      =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                          JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       MFS(R)
                                                           GROWTH AND   INTERNATIONAL    LARGE CAP       MID CAP        MID CAP
                                                             INCOME         GROWTH         GROWTH         GROWTH         GROWTH
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        SERIES
                                                            SERVICE        SERVICE        SERVICE        SERVICE        SERVICE
                                                             SHARES         SHARES         SHARES         SHARES         CLASS
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $    65,295   $    267,268    $    70,695    $     2,641    $        --
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             91,892        240,309        104,465         47,684         26,644
   Administrative expense fees                                 11,027         28,837         12,536          5,722          3,197
                                                          -----------   ------------    -----------    -----------    -----------
      Total expenses                                          102,919        269,146        117,001         53,406         29,841
                                                          -----------   ------------    -----------    -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             15,653         62,006         48,661         20,750          6,543
   Administrative expense fees                                  1,956          7,751          6,082          2,594            818
                                                          -----------   ------------    -----------    -----------    -----------
      Total expenses                                           17,609         69,757         54,743         23,344          7,361
                                                          -----------   ------------    -----------    -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             --             --             --             --
   Administrative expense fees                                     --             --             --             --             --
                                                          -----------   ------------    -----------    -----------    -----------
      Total expenses                                               --             --             --             --             --
                                                          -----------   ------------    -----------    -----------    -----------
         Total expenses                                       120,528        338,903        171,744         76,750         37,202
                                                          -----------   ------------    -----------    -----------    -----------
      Net investment income (loss)                            (55,233)       (71,635)      (101,049)       (74,109)       (37,202)
                                                          -----------   ------------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --      3,860,542             --        295,324        374,813
   Net realized gain (loss) from sales of investments         178,806      1,358,568        315,724        143,775       (101,021)
                                                          -----------   ------------    -----------    -----------    -----------
      Net realized gain (loss)                                178,806      5,219,110        315,724        439,099        273,792
   Change in unrealized gain (loss)                        (4,424,728)   (21,019,567)    (6,204,458)    (3,254,790)    (1,885,482)
                                                          -----------   ------------    -----------    -----------    -----------
      Net realized and unrealized gain (loss)              (4,245,922)   (15,800,457)    (5,888,734)    (2,815,691)    (1,611,690)
                                                          -----------   ------------    -----------    -----------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(4,301,155)  $(15,872,092)   $(5,989,783)   $(2,889,800)   $(1,648,892)
                                                          ===========   ============    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                             MFS(R)         MFS(R)                                    OPPENHEIMER
                                                              NEW           TOTAL          MFS(R)      OPPENHEIMER      CAPITAL
                                                           DISCOVERY        RETURN       UTILITIES       BALANCED     APPRECIATION
                                                             SERIES         SERIES         SERIES        FUND/VA        FUND/VA
                                                            SERVICE        SERVICE        SERVICE        SERVICE        SERVICE
                                                             CLASS          CLASS          CLASS          SHARES         SHARES
                                                         -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                               $      --     $   521,304    $   151,135    $   157,153    $        --
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                            13,111         183,542        137,680         66,662         51,683
   Administrative expense fees                                 1,574          22,025         16,521          7,999          6,202
                                                           ---------     -----------    -----------    -----------    -----------
      Total expenses                                          14,685         205,567        154,201         74,661         57,885
                                                           ---------     -----------    -----------    -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             2,071          31,869          3,965            878         12,377
   Administrative expense fees                                   259           3,983            495            110          1,547
                                                           ---------     -----------    -----------    -----------    -----------
      Total expenses                                           2,330          35,852          4,460            988         13,924
                                                           ---------     -----------    -----------    -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                --              82             --             --             71
   Administrative expense fees                                    --               7             --             --              6
                                                           ---------     -----------    -----------    -----------    -----------
      Total expenses                                              --              89             --             --             77
                                                           ---------     -----------    -----------    -----------    -----------
         Total expenses                                       17,015         241,508        158,661         75,649         71,886
                                                           ---------     -----------    -----------    -----------    -----------
      Net investment income (loss)                           (17,015)        279,796         (7,526)        81,504        (71,886)
                                                           ---------     -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor        254,904       1,136,745      1,839,851        422,524             --
   Net realized gain (loss) from sales of investments        (76,964)       (694,961)       (42,153)      (637,617)       221,854
                                                           ---------     -----------    -----------    -----------    -----------
      Net realized gain (loss)                               177,940         441,784      1,797,698       (215,093)       221,854
   Change in unrealized gain (loss)                         (732,428)     (5,169,599)    (6,927,883)    (2,577,839)    (2,954,009)
                                                           ---------     -----------    -----------    -----------    -----------
      Net realized and unrealized gain (loss)               (554,488)     (4,727,815)    (5,130,185)    (2,792,932)    (2,732,155)
                                                           ---------     -----------    -----------    -----------    -----------
      Net increase (decrease) in net assets from
         operations                                        $(571,503)    $(4,448,019)   $(5,137,711)   $(2,711,428)   $(2,804,041)
                                                           =========     ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                          OPPENHEIMER    OPPENHEIMER
                                                             GLOBAL          HIGH       OPPENHEIMER
                                                           SECURITIES       INCOME      MAIN STREET
                                                            FUND/VA        FUND/VA       FUND(R)/VA
                                                            SERVICE        SERVICE        SERVICE
                                                             SHARES         SHARES         SHARES
                                                         -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $   225,864    $   508,915    $    41,386
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                            161,343         73,192         35,383
   Administrative expense fees                                 19,361          8,783          4,246
                                                          -----------    -----------    -----------
      Total expenses                                          180,704         81,975         39,629
                                                          -----------    -----------    -----------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             36,633          9,700          3,761
   Administrative expense fees                                  4,579          1,212            470
                                                          -----------    -----------    -----------
      Total expenses                                           41,212         10,912          4,231
                                                          -----------    -----------    -----------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 86              5             --
   Administrative expense fees                                      8             --             --
                                                          -----------    -----------    -----------
      Total expenses                                               94              5             --
                                                          -----------    -----------    -----------
         Total expenses                                       222,010         92,892         43,860
                                                          -----------    -----------    -----------
      Net investment income (loss)                              3,854        416,023         (2,474)
                                                          -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor       1,211,145             --        217,534
   Net realized gain (loss) from sales of investments          29,154       (763,313)        74,148
                                                          -----------    -----------    -----------
      Net realized gain (loss)                              1,240,299       (763,313)       291,682
   Change in unrealized gain (loss)                        (9,072,751)    (5,243,307)    (1,763,712)
                                                          -----------    -----------    -----------
      Net realized and unrealized gain (loss)              (7,832,452)    (6,006,620)    (1,472,030)
                                                          -----------    -----------    -----------
      Net increase (decrease) in net assets from
         operations                                       $(7,828,598)   $(5,590,597)   $(1,474,504)
                                                          ===========    ===========    ===========

                                                                           PIONEER        T. ROWE
                                                            PIONEER      REAL ESTATE       PRICE
                                                            FUND VCT      SHARES VCT   INTERNATIONAL
                                                           PORTFOLIO      PORTFOLIO        STOCK
                                                            CLASS II       CLASS II      PORTFOLIO
                                                         -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                              $   116,319    $   562,926   $    931,346
EXPENSES:
Commonwealth Select Resource, Commonwealth Resource II,
   Commonwealth Select Charter and Commonwealth Select
   Reward
   Mortality and expense risk fees                             70,867        153,045        494,458
   Administrative expense fees                                  8,504         18,366         59,335
                                                          -----------    -----------   ------------
      Total expenses                                           79,371        171,411        553,793
                                                          -----------    -----------   ------------
Commonwealth Select Acclaim:
   Mortality and expense risk fees                             23,477         30,901        117,036
   Administrative expense fees                                  2,934          3,863         14,629
                                                          -----------    -----------   ------------
      Total expenses                                           26,411         34,764        131,665
                                                          -----------    -----------   ------------
Commonwealth Optim-L:
   Mortality and expense risk fees                                 --             --             --
   Administrative expense fees                                     --             --             --
                                                          -----------    -----------   ------------
      Total expenses                                               --             --             --
                                                          -----------    -----------   ------------
         Total expenses                                       105,782        206,175        685,458
                                                          -----------    -----------   ------------
      Net investment income (loss)                             10,537        356,751        245,888
                                                          -----------    -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         315,078      4,041,025      1,798,462
   Net realized gain (loss) from sales of investments         181,678       (789,799)     1,387,720
                                                          -----------    -----------   ------------
      Net realized gain (loss)                                496,756      3,251,226      3,186,182
   Change in unrealized gain (loss)                        (3,425,833)    (9,392,511)   (33,235,321)
                                                          -----------    -----------   ------------
      Net realized and unrealized gain (loss)              (2,929,077)    (6,141,285)   (30,049,139)
                                                          -----------    -----------   ------------
      Net increase (decrease) in net assets from
         operations                                       $(2,918,540)   $(5,784,534)  $(29,803,251)
                                                          ===========    ===========   ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  AIM V.I.
                                                         AIM V.I.                  CAPITAL                  AIM V.I.
                                                       BASIC VALUE              APPRECIATION           CAPITAL DEVELOPMENT
                                                          FUND                      FUND                      FUND
                                                    SERIES II SHARES          SERIES I SHARES           SERIES II SHARES
                                                ------------------------  ------------------------  ------------------------
                                                    2008         2007         2008         2007         2008         2007
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (46,179) $   (93,932) $   (96,481) $  (134,081) $   (17,384) $   (28,114)
      Net realized gain (loss)                      551,754    1,589,859      160,837      608,489       13,365      399,304
      Change in unrealized gain (loss)           (3,771,622)  (1,400,853)  (3,822,350)     484,790     (728,257)    (193,688)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (3,266,047)      95,074   (3,757,994)     959,198     (732,276)     177,502
                                                -----------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          10,178       13,578        7,155       14,330          366          126
      Withdrawals                                  (600,762)  (1,234,299)    (700,631)  (1,181,034)    (113,799)    (245,909)
      Contract benefits                             (87,668)    (114,653)    (110,764)     (97,042)     (61,642)     (65,757)
      Contract charges                              (11,608)     (18,728)     (16,547)     (21,885)      (2,902)      (4,321)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (523,793)    (970,720)      49,060     (262,830)    (295,542)    (112,015)
      Other transfers from (to) the General
         Account                                     26,779        9,953       (9,839)       9,111        4,529        6,667
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,186,874)  (2,314,869)    (781,566)  (1,539,350)    (468,990)    (421,209)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (4,452,921)  (2,219,795)  (4,539,560)    (580,152)  (1,201,266)    (243,707)
NET ASSETS:
   Beginning of year                              7,129,011    9,348,806    9,188,444    9,768,596    1,807,951    2,051,658
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $ 2,676,090  $ 7,129,011  $ 4,648,884  $ 9,188,444  $   606,685  $ 1,807,951
                                                ===========  ===========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         AIM V.I.                 AIM V.I.                  AIM V.I.
                                                       CORE EQUITY                DYNAMICS             GLOBAL HEALTH CARE
                                                          FUND                      FUND                      FUND
                                                     SERIES I SHARES           SERIES I SHARES           SERIES I SHARES
                                                ------------------------  ------------------------  ------------------------
                                                    2008         2007         2008         2007         2008            2007
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    75,512  $   (49,179) $   (36,249) $   (65,970) $   (70,972) $   (91,227)
      Net realized gain (loss)                      177,393      481,247      193,577    1,058,382    1,140,584      478,052
      Change in unrealized gain (loss)           (3,999,029)     502,850   (1,759,986)    (469,705)  (2,785,036)     258,160
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (3,746,124)     934,918   (1,602,658)     522,707   (1,715,424)     644,985
                                                -----------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           6,930       13,093        1,896       10,393        9,512       13,357
      Withdrawals                                (1,394,693)  (1,552,158)    (501,719)    (600,070)    (764,368)    (825,927)
      Contract benefits                            (322,859)    (320,190)     (36,883)  (1,428,077)    (102,018)    (144,381)
      Contract charges                              (25,286)     (30,869)      (5,826)     (10,439)     (11,968)     (14,208)
      Transfers between sub-accounts
         (including Separate Account GPA), net      126,092     (449,918)    (304,367)    (431,029)     153,624     (776,025)
      Other transfers from (to) the General
         Account                                     44,383       51,114         (201)      24,366       12,030       12,029
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,565,433)  (2,288,928)    (847,100)  (2,434,856)    (703,188)  (1,735,155)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (5,311,557)  (1,354,010)  (2,449,758)  (1,912,149)  (2,418,612)  (1,090,170)
NET ASSETS:
   Beginning of year                             13,087,250   14,441,260    3,891,175    5,803,324    6,058,712    7,148,882
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $ 7,775,693  $13,087,250  $ 1,441,417  $ 3,891,175  $ 3,640,100  $ 6,058,712
                                                ===========  ===========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I.                 ALLIANCE-                   ALLIANCE-
                                                       LARGE CAP               BERNSTEIN VPS               BERNSTEIN VPS
                                                      GROWTH FUND            GLOBAL TECHNOLOGY           GROWTH AND INCOME
                                                    SERIES I SHARES          PORTFOLIO CLASS B           PORTFOLIO CLASS B
                                                ------------------------  ------------------------  --------------------------
                                                   2008         2007         2008         2007          2008          2007
                                                -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (117,868) $  (160,559) $   (18,298) $   (20,499) $    170,800  $   (132,746)
      Net realized gain (loss)                       94,506      468,508      (81,396)     198,099     6,179,013     6,830,419
      Change in unrealized gain (loss)           (4,019,391)   1,225,970     (707,174)      12,705   (28,356,526)   (4,362,004)
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (4,042,753)   1,533,919     (806,868)     190,305   (22,006,713)    2,335,669
                                                -----------  -----------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           8,933       17,592          822       10,018        29,339       436,243
      Withdrawals                                (1,161,062)  (1,556,171)    (111,923)    (198,674)   (4,608,988)   (8,253,082)
      Contract benefits                            (242,517)    (213,095)     (21,749)     (10,212)     (853,784)   (3,100,799)
      Contract charges                              (18,714)     (23,122)      (2,906)      (3,354)      (93,770)     (138,503)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (773,843)    (403,519)    (311,681)     319,981    (2,721,771)   (4,806,168)
      Other transfers from (to) the General
         Account                                     (7,602)      60,513        7,176       (1,261)       92,146       175,189
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (2,194,805)  (2,117,802)    (440,261)     116,498    (8,156,828)  (15,687,120)
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets      (6,237,558)    (583,883)  (1,247,129)     306,803   (30,163,541)  (13,351,451)
NET ASSETS:
   Beginning of year                             11,660,657   12,244,540    1,930,842    1,624,039    58,073,625    71,425,076
                                                -----------  -----------  -----------  -----------  ------------  ------------
   End of year                                  $ 5,423,099  $11,660,657  $   683,713  $ 1,930,842  $ 27,910,084  $ 58,073,625
                                                ===========  ===========  ===========  ===========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         ALLIANCE-                 ALLIANCE-                  ALLIANCE-
                                                       BERNSTEIN VPS             BERNSTEIN VPS              BERNSTEIN VPS
                                                     LARGE CAP GROWTH          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                                    PORTFOLIO CLASS A         PORTFOLIO CLASS B          PORTFOLIO CLASS B
                                                -------------------------  ------------------------  ------------------------
                                                    2008          2007         2008         2007        2008         2007
                                                ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (267,169) $  (386,609) $  (104,931) $  (148,472) $   (60,697) $   (62,968)
      Net realized gain (loss)                    (1,094,435)    (477,231)     140,345      401,779       97,916    1,038,041
      Change in unrealized gain (loss)            (7,927,772)   4,048,870   (3,810,791)     961,586   (2,731,839)  (1,015,180)
                                                ------------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                          (9,289,376)   3,185,030   (3,775,377)   1,214,893   (2,694,620)     (40,107)
                                                ------------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                              313       44,971       17,894       16,108        5,722       15,859
      Withdrawals                                   (103,155)  (3,046,983)  (3,536,896)  (1,411,140)    (670,171)    (991,013)
      Contract benefits                              (25,982)  (1,184,471)    (858,518)    (395,704)    (339,049)    (198,287)
      Contract charges                                (3,955)     (68,672)     (63,761)     (76,993)     (13,022)     (18,762)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (4,935,189)  (1,428,357)   2,474,823      141,792   (1,037,338)     535,453
      Other transfers from (to) the General
         Account                                          16      179,885       89,843       32,994      129,243        1,478
                                                ------------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (5,067,952)  (5,503,627)  (1,876,615)  (1,692,943)  (1,924,615)    (655,272)
                                                ------------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (14,357,328)  (2,318,597)  (5,651,992)    (478,050)  (4,619,235)    (695,379)
NET ASSETS:
   Beginning of year                              26,496,390   28,814,987   10,654,879   11,132,929    8,569,226    9,264,605
                                                ------------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $ 12,139,062  $26,496,390  $ 5,002,887  $10,654,879  $ 3,949,991  $ 8,569,226
                                                ============  ===========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     DWS
                                                         ALLIANCE-                 DREMAN                     DWS
                                                      BERNSTEIN VPS              HIGH RETURN               SMALL CAP
                                                          VALUE                   EQUITY VIP                INDEX VIP
                                                    PORTFOLIO CLASS B              CLASS A                  CLASS A
                                                ------------------------  ------------------------  ------------------------
                                                   2008          2007        2008          2007         2008         2007
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    37,937  $    (5,119) $    82,360  $     7,129  $    10,295  $   (60,264)
      Net realized gain (loss)                     (336,401)   1,211,001      323,594       54,892     (242,672)   1,430,606
      Change in unrealized gain (loss)           (2,226,086)  (1,616,022)  (3,095,355)    (259,423)  (2,715,786)  (1,700,831)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (2,524,550)    (410,140)  (2,689,401)    (197,402)  (2,948,163)    (330,489)
                                                -----------  -----------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           2,316       12,789        1,208       60,307          969      202,909
      Withdrawals                                  (455,893)  (1,477,882)    (535,094)    (873,386)     (50,466)  (3,487,112)
      Contract benefits                            (129,732)    (244,011)     (81,776)    (420,493)        (208)  (1,670,986)
      Contract charges                               (8,390)     (15,565)     (10,183)     (14,650)        (969)     (76,523)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (699,916)  (1,749,047)    (279,118)    (404,410)  (2,492,295)   1,286,763
      Other transfers from (to) the General
         Account                                      2,626       96,121        1,412       31,679          387      280,986
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,288,989)  (3,377,595)    (903,551)  (1,620,953)  (2,542,582)  (3,463,963)
                                                -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (3,813,539)  (3,787,735)  (3,592,952)  (1,818,355)  (5,490,745)  (3,794,452)
NET ASSETS:
   Beginning of year                              6,934,684   10,722,419    6,404,090    8,222,445   10,056,912   13,851,364
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                  $ 3,121,145  $ 6,934,684  $ 2,811,138  $ 6,404,090  $ 4,566,167  $10,056,912
                                                ===========  ===========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                           DWS                      EATON                      EATON
                                                       TECHNOLOGY                 VANCE VT                   VANCE VT
                                                           VIP                  FLOATING-RATE            WORLDWIDE HEALTH
                                                         CLASS A                 INCOME FUND               SCIENCES FUND
                                                -------------------------  ------------------------  ------------------------
                                                   2008          2007          2008         2007         2008         2007
                                                -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (42,453) $    (63,509) $   683,536  $ 1,115,424  $  (106,875) $   (52,988)
      Net realized gain (loss)                      (27,208)      228,803   (1,023,981)    (146,914)   1,003,863      555,121
      Change in unrealized gain (loss)           (1,754,512)      375,000   (4,251,282)    (910,994)  (1,642,458)     (14,758)
                                                -----------  ------------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (1,824,173)      540,294   (4,591,727)      57,516     (745,470)     487,375
                                                -----------  ------------  -----------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         146,700       109,823       10,500       15,721       13,962       18,263
      Withdrawals                                (9,472,261)  (13,120,192)  (1,968,540)  (3,315,238)    (717,690)  (1,081,461)
      Contract benefits                          (3,341,616)   (4,134,701)    (631,590)    (406,127)    (312,215)    (169,452)
      Contract charges                             (102,541)      (44,444)     (29,021)     (40,366)     (18,805)     (23,195)
      Transfers between sub-accounts
         (including Separate Account GPA), net   11,841,402    15,699,735   (2,123,924)    (523,713)    (188,812)  (1,273,907)
      Other transfers from (to) the General
         Account                                    292,100       495,085      (19,486)      93,381        6,963          609
                                                -----------  ------------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                (636,216)     (994,694)  (4,762,061)  (4,176,342)  (1,216,597)  (2,529,143)
                                                -----------  ------------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (2,460,389)     (454,400)  (9,353,788)  (4,118,826)  (1,962,067)  (2,041,768)
NET ASSETS:
   Beginning of year                              4,303,676     4,758,076   19,982,136   24,100,962    8,703,031   10,744,799
                                                -----------  ------------  -----------  -----------  -----------  -----------
   End of year                                  $ 1,843,287  $  4,303,676  $10,628,348  $19,982,136  $ 6,740,964  $ 8,703,031
                                                ===========  ============  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                FIDELITY VIP
                                                       FIDELITY VIP             CONTRAFUND(R)               FIDELITY VIP
                                                       CONTRAFUND(R)              PORTFOLIO                EQUITY-INCOME
                                                         PORTFOLIO             SERVICE CLASS 2                PORTFOLIO
                                                -------------------------  ------------------------  --------------------------
                                                    2008          2007         2008         2007         2008          2007
                                                ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (198,527) $  (262,293) $   (55,798) $   (68,834) $    664,731  $    307,194
      Net realized gain (loss)                      (672,986)  17,240,433     (437,900)   3,719,706    (3,872,293)   13,370,373
      Change in unrealized gain (loss)           (20,046,128)  (9,122,510)  (4,082,305)  (1,960,977)  (36,710,396)  (12,516,465)
                                                ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (20,917,641)   7,855,630   (4,576,003)   1,689,895   (39,917,958)    1,161,102
                                                ------------  -----------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           43,293      539,928           78        2,698       108,619       343,324
      Withdrawals                                 (5,918,071)  (6,192,824)     (31,426)  (1,172,867)  (10,328,381)  (19,242,910)
      Contract benefits                           (1,094,832)  (3,097,381)      (3,433)    (186,183)   (3,043,315)   (5,176,675)
      Contract charges                               (93,411)     (86,167)      (1,467)     (31,209)     (106,287)     (149,552)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (2,071,996)   1,430,328   (2,395,932)     922,320    (4,867,756)   (3,305,963)
      Other transfers from (to) the General
         Account                                     189,605      205,306        2,470       25,396       353,084       437,122
                                                ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions               (8,945,412)  (7,200,810)  (2,429,710)    (439,845)  (17,884,036)  (27,094,654)
                                                ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets      (29,863,053)     654,820   (7,005,713)   1,250,050   (57,801,994)  (25,933,552)
NET ASSETS:
   Beginning of year                              54,455,180   53,800,360   12,571,853   11,321,803   104,635,707   130,569,259
                                                ------------  -----------  -----------  -----------  ------------  ------------
   End of year                                  $ 24,592,127  $54,455,180  $ 5,566,140  $12,571,853  $ 46,833,713  $104,635,707
                                                ============  ===========  ===========  ===========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      FIDELITY VIP                                          FIDELITY VIP
                                                     EQUITY-INCOME               FIDELITY VIP                 GROWTH
                                                       PORTFOLIO                    GROWTH                    PORTFOLIO
                                                    SERVICE CLASS 2               PORTFOLIO               SERVICE CLASS 2
                                                ------------------------  --------------------------  -----------------------
                                                   2008          2007         2008          2007          2008        2007
                                                -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    79,133  $    28,462  $   (356,665) $   (417,908) $   (31,707) $  (47,938)
      Net realized gain (loss)                     (420,626)   1,772,570    (1,694,681)     (362,242)     133,977     479,844
      Change in unrealized gain (loss)           (4,896,354)  (1,747,018)  (30,562,881)   17,498,752   (2,385,279)    662,761
                                                -----------  -----------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets
         from operations                         (5,237,847)      54,014   (32,614,227)   16,718,602   (2,283,009)  1,094,667
                                                -----------  -----------  ------------  ------------  -----------  ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           3,476       27,458       110,915       554,556        3,526       5,356
      Withdrawals                                (1,106,947)  (2,019,157)   (7,222,189)  (10,158,379)    (391,706)   (620,193)
      Contract benefits                            (218,259)    (317,884)   (2,447,181)   (4,172,887)    (122,613)    (84,045)
      Contract charges                              (30,125)     (43,155)      (76,222)      (94,609)     (11,669)    (14,881)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (810,996)     277,632      (714,875)   (2,990,515)    (221,071)    (93,018)
      Other transfers from (to) the General
         Account                                     14,778          285       385,640       429,014        2,509       1,121
                                                -----------  -----------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets
         from contract transactions              (2,148,073)  (2,074,821)   (9,963,912)  (16,432,820)    (741,024)   (805,660)
                                                -----------  -----------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets      (7,385,920)  (2,020,807)  (42,578,139)      285,782   (3,024,033)    289,007
NET ASSETS:
   Beginning of year                             13,742,273   15,763,080    75,281,886    74,996,104    5,334,721   5,045,714
                                                -----------  -----------  ------------  ------------  -----------  ----------
   End of year                                  $ 6,356,353  $13,742,273  $ 32,703,747  $ 75,281,886  $ 2,310,688  $5,334,721
                                                ===========  ===========  ============  ============  ===========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                              FIDELITY VIP
                                                      FIDELITY VIP           GROWTH & INCOME            FIDELITY VIP
                                                     GROWTH & INCOME            PORTFOLIO                HIGH INCOME
                                                        PORTFOLIO            SERVICE CLASS 2              PORTFOLIO
                                                ------------------------  ----------------------  --------------------------
                                                    2008         2007        2008        2007         2008          2007
                                                -----------  -----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (28,825) $    54,027  $   (6,074) $    1,275  $  2,486,367  $  3,268,400
      Net realized gain (loss)                      476,542    1,107,864     145,220     255,397    (2,281,567)     (427,659)
      Change in unrealized gain (loss)           (4,271,864)    (162,863)   (856,658)    (43,682)  (10,591,448)   (2,050,252)
                                                -----------  -----------  ----------  ----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (3,824,147)     999,028    (717,512)    212,990   (10,386,648)      790,489
                                                -----------  -----------  ----------  ----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           3,664       14,849         250         250       108,710       228,966
      Withdrawals                                (1,055,106)  (1,522,365)   (191,401)   (487,723)   (5,323,609)   (8,292,974)
      Contract benefits                            (121,886)    (233,896)   (121,211)     (7,270)   (1,798,578)   (1,801,245)
      Contract charges                              (14,648)     (19,597)     (3,779)     (5,513)      (57,360)      (72,336)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,336,773)   1,195,978      57,272     (18,462)   (2,886,882)   (1,026,446)
      Other transfers from (to) the General
         Account                                      7,073       21,346        (433)         58       150,431       195,016
                                                -----------  -----------  ----------  ----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (2,517,676)    (543,685)   (259,302)   (518,660)   (9,807,288)  (10,769,019)
                                                -----------  -----------  ----------  ----------  ------------  ------------
      Net increase (decrease) in net assets      (6,341,823)     455,343    (976,814)   (305,670)  (20,193,936)   (9,978,530)
NET ASSETS:
   Beginning of year                             10,553,774   10,098,431   1,940,282   2,245,952    47,638,490    57,617,020
                                                -----------  -----------  ----------  ----------  ------------  ------------
   End of year                                  $ 4,211,951  $10,553,774  $  963,468  $1,940,282  $ 27,444,554  $ 47,638,490
                                                ===========  ===========  ==========  ==========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      FIDELITY VIP                                         FIDELITY VIP
                                                       HIGH INCOME               FIDELITY VIP                 MID CAP
                                                        PORTFOLIO                   MID CAP                  PORTFOLIO
                                                     SERVICE CLASS 2               PORTFOLIO              SERVICE CLASS 2
                                                ------------------------  --------------------------  ------------------------
                                                    2008         2007         2008          2007          2008         2007
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   315,754  $   366,135  $   (328,777) $   (223,129) $   (80,115) $   (86,736)
      Net realized gain (loss)                     (307,338)      61,826     5,954,010     9,157,302    1,297,167    1,601,209
      Change in unrealized gain (loss)           (1,276,807)    (304,822)  (21,723,824)   (2,719,767)  (4,495,018)    (206,694)
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (1,268,391)     123,139   (16,098,591)    6,214,406   (3,277,966)   1,307,779
                                                -----------  -----------  ------------  ------------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           1,090        1,462        42,948       299,696        2,770        2,888
      Withdrawals                                  (677,422)    (826,144)   (3,470,078)   (4,963,985)    (918,188)  (1,047,564)
      Contract benefits                             (97,815)    (192,646)     (895,649)   (4,770,881)    (244,657)    (113,802)
      Contract charges                              (13,719)     (18,484)      (58,853)      (81,534)     (19,235)     (27,089)
      Transfers between sub-accounts
         (including Separate Account GPA), net    1,146,619   (1,360,157)   (3,243,501)   (4,485,506)    (930,833)    (624,417)
      Other transfers from (to) the General
         Account                                     11,887          138       233,345       156,682        4,145         (111)
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                 370,640   (2,395,831)   (7,391,788)  (13,845,528)  (2,105,998)  (1,810,095)
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets        (897,751)  (2,272,692)  (23,490,379)   (7,631,122)  (5,383,964)    (502,316)
NET ASSETS:
   Beginning of year                              5,601,766    7,874,458    45,050,548    52,681,670   10,022,212   10,524,528
                                                -----------  -----------  ------------  ------------  -----------  -----------
   End of year                                  $ 4,704,015  $ 5,601,766  $ 21,560,169  $ 45,050,548  $ 4,638,248  $10,022,212
                                                ===========  ===========  ============  ============  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   FT VIP                   FT VIP
                                                      FIDELITY VIP                FRANKLIN                 FRANKLIN
                                                    VALUE STRATEGIES             LARGE CAP              SMALL CAP VALUE
                                                        PORTFOLIO            GROWTH SECURITIES            SECURITIES
                                                     SERVICE CLASS 2            FUND CLASS 2             FUND CLASS 2
                                                ------------------------  -----------------------  ------------------------
                                                    2008         2007         2008        2007         2008         2007
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (38,185) $   (50,874) $    (4,618) $  (33,096) $   (20,895) $  (104,262)
      Net realized gain (loss)                      151,203      838,053      244,546     283,061      434,988    2,113,089
      Change in unrealized gain (loss)           (2,791,689)    (602,776)  (1,647,771)    (11,289)  (3,775,286)  (2,323,020)
                                                -----------  -----------  -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (2,678,671)     184,403   (1,407,843)    238,676   (3,361,193)    (314,193)
                                                -----------  -----------  -----------  ----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           7,155       20,153        1,050       3,109        5,865       56,111
      Withdrawals                                  (500,799)  (1,110,983)    (670,613)   (644,771)  (1,396,433)  (1,550,491)
      Contract benefits                             (38,180)    (107,502)     (27,371)   (207,378)    (222,688)  (1,561,064)
      Contract charges                               (6,989)     (11,158)      (5,595)     (7,550)     (18,454)     (27,498)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (375,837)   1,068,411     (220,617)    297,597      (30,057)  (1,305,334)
      Other transfers from (to) the General
         Account                                      3,113       66,278       11,529      28,178       25,837       59,275
                                                -----------  -----------  -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                (911,537)     (74,801)    (911,617)   (530,815)  (1,635,930)  (4,329,001)
                                                -----------  -----------  -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets      (3,590,208)     109,602   (2,319,460)   (292,139)  (4,997,123)  (4,643,194)
NET ASSETS:
   Beginning of year                              5,819,017    5,709,415    4,717,984   5,010,123   11,171,838   15,815,032
                                                -----------  -----------  -----------  ----------  -----------  -----------
   End of year                                  $ 2,228,809  $ 5,819,017  $ 2,398,524  $4,717,984  $ 6,174,715  $11,171,838
                                                ===========  ===========  ===========  ==========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         FT VIP
                                                        FRANKLIN
                                                        SMALL-MID                  FT VIP                      FT VIP
                                                       CAP GROWTH               MUTUAL SHARES                 TEMPLETON
                                                       SECURITIES                SECURITIES              FOREIGN SECURITIES
                                                      FUND CLASS 2              FUND CLASS 2                FUND CLASS 2
                                                ------------------------  -------------------------  -------------------------
                                                   2008          2007         2008          2007         2008          2007
                                                -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (169,786) $  (249,874) $    521,833  $    25,351  $    175,323  $   112,064
      Net realized gain (loss)                    1,567,089    2,944,682     1,507,321    5,307,065     1,612,075    3,626,633
      Change in unrealized gain (loss)           (7,727,800)    (927,703)  (18,409,617)  (4,167,394)   (9,877,362)    (908,037)
                                                -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from operations                         (6,330,497)   1,767,105   (16,380,463)   1,165,022    (8,089,964)   2,830,660
                                                -----------  -----------  ------------  -----------  ------------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          10,113      134,097        42,448      103,087         9,861       20,386
      Withdrawals                                (1,313,843)  (2,014,638)   (4,857,098)  (4,475,690)   (1,972,107)  (2,885,375)
      Contract benefits                            (186,426)    (568,801)   (1,398,916)  (1,202,750)     (537,427)  (2,317,977)
      Contract charges                              (26,033)     (35,574)      (79,856)     (39,387)      (30,455)     (39,063)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (711,967)  (1,959,933)   (2,420,124)  (1,593,580)   (1,892,334)   1,194,174
      Other transfers from (to) the General
         Account                                      2,407       79,964       254,061      200,830       275,950       95,021
                                                -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (2,225,749)  (4,364,885)   (8,459,485)  (7,007,490)   (4,146,512)  (3,932,834)
                                                -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets      (8,556,246)  (2,597,780)  (24,839,948)  (5,842,468)  (12,236,476)  (1,102,174)
NET ASSETS:
   Beginning of year                             16,214,533   18,812,313    48,065,443   53,907,911    22,090,870   23,193,044
                                                -----------  -----------  ------------  -----------  ------------  -----------
   End of year                                  $ 7,658,287  $16,214,533  $ 23,225,495  $48,065,443  $  9,854,394  $22,090,870
                                                ===========  ===========  ============  ===========  ============  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     GOLDMAN SACHS VIT          GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                          CAPITAL                  CORE FIXED                    EQUITY
                                                        GROWTH FUND                INCOME FUND                 INDEX FUND
                                                       SERVICE SHARES             SERVICE SHARES              SERVICE SHARES
                                                --------------------------  --------------------------  --------------------------
                                                    2008          2007          2008          2007          2008          2007
                                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $ (1,223,554) $ (1,690,245) $  3,839,076  $  3,929,155  $    213,043  $    226,326
      Net realized gain (loss)                       673,990     4,899,558    (3,442,684)     (968,316)    5,558,564    10,991,809
      Change in unrealized gain (loss)           (42,850,773)    7,304,030   (11,641,200)    3,479,549   (39,442,137)   (6,529,728)
                                                ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (43,400,337)   10,513,343   (11,244,808)    6,440,388   (33,670,530)    4,688,407
                                                ------------  ------------  ------------  ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          194,773       346,079       131,009       249,756        20,447       109,843
      Withdrawals                                (11,845,157)  (20,176,260)  (14,949,349)  (16,212,068)     (661,786)   (5,028,470)
      Contract benefits                           (3,603,023)   (6,552,555)   (4,138,938)   (5,041,107)     (258,516)   (2,454,852)
      Contract charges                              (108,302)     (138,556)     (182,287)     (200,484)       (8,938)     (107,469)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (2,200,384)   (4,651,632)   (6,788,385)    6,367,450   (13,529,477)  (22,094,443)
      Other transfers from (to) the General
         Account                                     475,048       429,847       362,788       533,687        45,879       181,419
                                                ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions              (17,087,045)  (30,743,077)  (25,565,162)  (14,302,766)  (14,392,391)  (29,393,972)
                                                ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets      (60,487,382)  (20,229,734)  (36,809,970)   (7,862,378)  (48,062,921)  (24,705,565)
NET ASSETS:
   Beginning of year                             114,546,423   134,776,157   122,787,838   130,650,216    98,958,575   123,664,140
                                                ------------  ------------  ------------  ------------  ------------  ------------
   End of year                                  $ 54,059,041  $114,546,423  $ 85,977,868  $122,787,838  $ 50,895,654  $ 98,958,575
                                                ============  ============  ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                       GOVERNMENT                  GROWTH                      MID CAP
                                                       INCOME FUND            OPPORTUNITIES FUND             VALUE FUND
                                                     SERVICE SHARES             SERVICE SHARES             SERVICE SHARES
                                                ------------------------  --------------------------  --------------------------
                                                    2008         2007         2008          2007          2008          2007
                                                -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   894,803  $   587,252  $   (687,973) $   (998,164) $   (318,427) $   (575,255)
      Net realized gain (loss)                     (169,796)    (159,580)   (5,146,068)    6,169,299    (4,611,647)    9,134,591
      Change in unrealized gain (loss)             (199,098)     850,614   (17,362,697)    6,592,972   (14,626,960)   (6,571,045)
                                                -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                            525,909    1,278,286   (23,196,738)   11,764,107   (19,557,034)    1,988,291
                                                -----------  -----------  ------------  ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          17,334       28,638        87,156       220,719       177,546       214,749
      Withdrawals                                (3,632,813)  (2,675,843)   (8,002,801)  (12,056,886)   (6,938,698)  (11,415,056)
      Contract benefits                            (897,259)    (623,803)   (1,742,802)   (2,776,822)   (1,591,855)   (2,641,730)
      Contract charges                              (58,501)     (40,909)      (66,235)      (83,649)      (71,121)      (99,855)
      Transfers between sub-accounts
         (including Separate Account GPA), net   12,427,716    5,077,366    (2,593,980)   (4,216,456)   (3,475,480)   (4,665,432)
      Other transfers from (to) the General
         Account                                     10,887      167,627       120,234       178,269       320,113       337,770
                                                 -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions               7,867,364    1,933,076   (12,198,428)  (18,734,825)  (11,579,495)  (18,269,554)
                                                -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets       8,393,273    3,211,362   (35,395,166)   (6,970,718)  (31,136,529)  (16,281,263)
NET ASSETS:
   Beginning of year                             24,305,440   21,094,078    65,263,283    72,234,001    60,124,623    76,405,886
                                                -----------  -----------  ------------  ------------  ------------  ------------
   End of year                                  $32,698,713  $24,305,440  $ 29,868,117  $ 65,263,283  $ 28,988,094  $ 60,124,623
                                                ===========  ===========  ============  ============  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                GOLDMAN SACHS VIT
                                                     GOLDMAN SACHS VIT              STRATEGIC              GOLDMAN SACHS VIT
                                                           MONEY                  INTERNATIONAL             STRUCTURED U.S.
                                                        MARKET FUND                EQUITY FUND                EQUITY FUND
                                                      SERVICE SHARES             SERVICE SHARES             SERVICE SHARES
                                                --------------------------  --------------------------  -----------------------
                                                    2008          2007          2008          2007          2008        2007
                                                ------------  ------------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    796,812  $  3,308,725  $    631,656  $   (167,944) $     1,593  $  (16,400)
      Net realized gain (loss)                            --            --     4,137,969    16,450,167      (77,880)    463,599
      Change in unrealized gain (loss)                    --            --   (37,165,378)  (10,948,333)    (866,218)   (517,029)
                                                ------------  ------------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets
         from operations                             796,812     3,308,725   (32,395,753)    5,333,890     (942,505)    (69,830)
                                                ------------  ------------  ------------  ------------  -----------  ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          177,252     1,015,419       129,473       287,500        7,895       6,111
      Withdrawals                                (29,412,520)  (29,134,372)   (7,868,146)  (13,778,877)    (257,603)   (318,096)
      Contract benefits                           (3,613,962)  (12,773,359)   (1,558,079)   (2,641,757)    (109,163)    (69,062)
      Contract charges                              (166,636)     (163,536)      (85,790)     (116,970)      (4,493)     (7,156)
      Transfers between sub-accounts
         (including Separate Account GPA), net    26,582,302    38,853,851      (978,934)   (3,272,669)      63,402    (318,201)
      Other transfers from (to) the General
         Account                                   4,685,120     2,191,406       197,208       252,911          101      26,533
                                                ------------  ------------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets
         from contract transactions               (1,748,444)      (10,591)  (10,164,268)  (19,269,862)    (299,861)   (679,871)
                                                ------------  ------------  ------------  ------------  -----------  ----------
      Net increase (decrease) in net assets         (951,632)    3,298,134   (42,560,021)  (13,935,972)  (1,242,366)   (749,701)
NET ASSETS:
   Beginning of year                              92,803,442    89,505,308    76,412,193    90,348,165    2,818,747   3,568,448
                                                ------------  ------------  ------------  ------------  -----------  ----------
   End of year                                  $ 91,851,810  $ 92,803,442  $ 33,852,172  $ 76,412,193  $ 1,576,381  $2,818,747
                                                ============  ============  ============  ============  ===========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  JANUS ASPEN               JANUS ASPEN
                                                       JANUS ASPEN               INTERNATIONAL               LARGE CAP
                                                    GROWTH AND INCOME               GROWTH                    GROWTH
                                                        PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                     SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                                ------------------------  -------------------------  ------------------------
                                                   2008          2007         2008          2007         2008         2007
                                                -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (55,233) $    46,766  $    (71,635) $  (301,042) $  (101,049) $  (135,834)
      Net realized gain (loss)                      178,806    1,075,691     5,219,110    4,514,442      315,724      684,771
      Change in unrealized gain (loss)           (4,424,728)    (228,221)  (21,019,567)   2,827,902   (6,204,458)   1,468,659
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (4,301,155)     894,236   (15,872,092)   7,041,302   (5,989,783)   2,017,596
                                                -----------  -----------  ------------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           9,169       14,348        28,941       48,349        9,360       26,590
      Withdrawals                                (1,158,676)  (1,596,506)   (2,352,523)  (3,674,629)  (1,387,596)  (1,893,240)
      Contract benefits                            (217,828)    (481,174)     (482,096)  (3,307,420)    (230,879)    (207,665)
      Contract charges                              (15,688)     (21,522)      (47,040)     (61,098)     (29,078)     (38,676)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,226,822)  (1,026,236)   (2,135,530)   4,575,996     (975,518)     532,681
      Other transfers from (to) the General
         Account                                        222       31,430       151,140      158,560       (8,314)      18,642
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (2,609,623)  (3,079,660)   (4,837,108)  (2,260,242)  (2,622,025)  (1,561,668)
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (6,910,778)  (2,185,424)  (20,709,200)   4,781,060   (8,611,808)     455,928
NET ASSETS:
   Beginning of year                             12,131,559   14,316,983    33,445,650   28,664,590   16,644,926   16,188,998
                                                -----------  -----------  ------------  -----------  -----------  -----------
   End of year                                  $ 5,220,781  $12,131,559  $ 12,736,450  $33,445,650  $ 8,033,118  $16,644,926
                                                ===========  ===========  ============  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      JANUS ASPEN
                                                        MID CAP
                                                        GROWTH                MFS(R) MID CAP            MFS(R) NEW
                                                       PORTFOLIO              GROWTH SERIES          DISCOVERY SERIES
                                                     SERVICE SHARES           SERVICE CLASS            SERVICE CLASS
                                                -----------------------  -----------------------  ----------------------
                                                   2008         2007         2008        2007        2008        2007
                                                -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (74,109) $  (87,688) $   (37,202) $  (60,366) $  (17,015) $  (27,145)
      Net realized gain (loss)                      439,099     752,667      273,792     382,515     177,940     263,736
      Change in unrealized gain (loss)           (3,254,790)    485,995   (1,885,482)     31,977    (732,428)   (187,002)
                                                -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease) in net assets
         from operations                         (2,889,800)  1,150,974   (1,648,892)    354,126    (571,503)     49,589
                                                -----------  ----------  -----------  ----------  ----------  ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           3,319      14,211       19,095       4,452       1,136         815
      Withdrawals                                  (810,919)   (952,362)    (525,941)   (756,387)   (146,524)   (201,762)
      Contract benefits                             (48,182)   (157,626)     (66,283)   (121,606)    (68,566)          -
      Contract charges                              (12,247)    (13,953)      (6,310)     (9,092)     (2,485)     (3,923)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,249,255)  1,986,743     (477,996)    158,608      42,405    (380,522)
      Other transfers from (to) the General
         Account                                     25,652      28,377        2,553      14,795       6,554       7,851
                                                -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease) in net assets
         from contract transactions              (2,091,632)    905,390   (1,054,882)   (709,230)   (167,480)   (577,541)
                                                -----------  ----------  -----------  ----------  ----------  ----------
      Net increase (decrease) in net assets      (4,981,432)  2,056,364   (2,703,774)   (355,104)   (738,983)   (527,952)
NET ASSETS:
   Beginning of year                              7,628,365   5,572,001    4,017,425   4,372,529   1,578,278   2,106,230
                                                -----------  ----------  -----------  ----------  ----------  ----------
   End of year                                  $ 2,646,933  $7,628,365  $ 1,313,651  $4,017,425  $  839,295  $1,578,278
                                                ===========  ==========  ===========  ==========  ==========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          OPPENHEIMER
                                                       MFS(R) TOTAL                 MFS(R)                  BALANCED
                                                      RETURN SERIES           UTILITIES SERIES              FUND/VA
                                                      SERVICE CLASS             SERVICE CLASS           SERVICE SHARES
                                                ------------------------  ------------------------  -----------------------
                                                   2008          2007         2008         2007         2008        2007
                                                -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   279,796  $   211,261  $    (7,526) $   (88,612) $    81,504  $   39,713
      Net realized gain (loss)                      441,784    1,415,404    1,797,698    2,735,577     (215,093)    637,913
      Change in unrealized gain (loss)           (5,169,599)  (1,032,055)  (6,927,883)     672,411   (2,577,839)   (630,964)
                                                -----------  -----------  -----------  -----------  -----------  ----------
      Net increase (decrease) in net assets
         from operations                         (4,448,019)     594,610   (5,137,711)   3,319,376   (2,711,428)     46,662
                                                -----------  -----------  -----------  -----------  -----------  ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          16,116       19,336       17,937      115,793        2,501       1,499
      Withdrawals                                (2,096,992)  (2,976,635)  (1,527,045)  (2,237,711)    (537,321)   (886,693)
      Contract benefits                            (866,703)    (655,601)    (227,634)    (638,566)    (156,543)    (80,179)
      Contract charges                              (32,242)     (39,097)     (23,583)     (30,469)      (8,446)    (10,863)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (326,454)    (795,995)    (911,042)     773,087     (605,574)    498,407
      Other transfers from (to) the General
         Account                                    209,439      322,379       71,865      158,185        5,220         992
                                                -----------  -----------  -----------  -----------  -----------  ----------
      Net increase (decrease) in net assets
         from contract transactions              (3,096,836)  (4,125,613)  (2,599,502)  (1,859,681)  (1,300,163)   (476,837)
                                                -----------  -----------  -----------  -----------  -----------  ----------
      Net increase (decrease) in net assets      (7,544,855)  (3,531,003)  (7,737,213)   1,459,695   (4,011,591)   (430,175)
NET ASSETS:
   Beginning of year                             20,764,997   24,296,000   14,611,619   13,151,924    7,007,759   7,437,934
                                                -----------  -----------  -----------  -----------  -----------  ----------
   End of year                                  $13,220,142  $20,764,997  $ 6,874,406  $14,611,619  $ 2,996,168  $7,007,759
                                                ===========  ===========  ===========  ===========  ===========  ==========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                                  CAPITAL APPRECIATION        GLOBAL SECURITIES            HIGH INCOME
                                                         FUND/VA                   FUND/VA                   FUND/VA
                                                     SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                                                ------------------------  -------------------------  ------------------------
                                                    2008         2007         2008          2007         2008         2007
                                                -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (71,886) $  (111,468) $      3,854  $   (37,239) $   416,023  $   594,581
      Net realized gain (loss)                      221,854      914,690     1,240,299    3,611,034     (763,313)      27,782
      Change in unrealized gain (loss)           (2,954,009)     154,770    (9,072,751)  (2,173,437)  (5,243,307)    (789,934)
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                         (2,804,041)     957,992    (7,828,598)   1,400,358   (5,590,597)    (167,571)
                                                -----------  -----------  ------------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           1,256        7,372        21,347       30,374        1,561       28,453
      Withdrawals                                  (877,877)  (1,081,370)   (2,179,584)  (4,244,425)  (1,641,872)  (1,078,523)
      Contract benefits                            (182,709)    (235,677)     (520,850)    (658,568)     (92,064)    (283,659)
      Contract charges                              (10,181)     (13,661)      (27,133)     (40,979)     (11,315)     (18,081)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (518,211)  (2,165,339)   (3,336,562)  (1,769,838)    (425,344)    (429,571)
      Other transfers from (to) the General
         Account                                        417       (1,854)      119,522       37,495       29,051       20,102
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (1,587,305)  (3,490,529)   (5,923,260)  (6,645,941)  (2,139,983)  (1,761,279)
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (4,391,346)  (2,532,537)  (13,751,858)  (5,245,583)  (7,730,580)  (1,928,850)
NET ASSETS:
   Beginning of year                              7,202,283    9,734,820    23,387,789   28,633,372    9,400,712   11,329,562
                                                -----------  -----------  ------------  -----------  -----------  -----------
   End of year                                  $ 2,810,937  $ 7,202,283  $  9,635,931  $23,387,789  $ 1,670,132  $ 9,400,712
                                                ===========  ===========  ============  ===========  ===========  ===========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       OPPENHEIMER                                           PIONEER
                                                       MAIN STREET                PIONEER                  REAL ESTATE
                                                       FUND(R)/VA                 FUND VCT                  SHARES VCT
                                                     SERVICE SHARES          PORTFOLIO CLASS II         PORTFOLIO CLASS II
                                                ------------------------  ------------------------  --------------------------
                                                    2008        2007          2008         2007         2008          2007
                                                -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    (2,474) $   (26,095) $    10,537  $   (44,540) $    356,751  $    294,856
      Net realized gain (loss)                      291,682      448,716      496,756      970,440     3,251,226     6,014,261
      Change in unrealized gain (loss)           (1,763,712)    (246,885)  (3,425,833)    (518,822)   (9,392,511)  (11,696,698)
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (1,474,504)     175,736   (2,918,540)     407,078    (5,784,534)   (5,387,581)
                                                -----------  -----------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           1,756        3,810        2,712       19,506        25,600        39,057
      Withdrawals                                  (463,390)    (727,621)  (1,110,721)  (1,457,063)   (1,988,168)   (4,997,254)
      Contract benefits                             (91,524)    (314,545)    (154,952)    (414,377)     (359,384)     (550,810)
      Contract charges                               (6,595)      (9,387)     (14,939)     (19,976)      (29,631)      (52,067)
      Transfers between sub-accounts
         (including Separate Account GPA), net     (317,159)    (193,349)     254,688     (578,793)   (2,116,434)   (4,661,090)
      Other transfers from (to) the General
         Account                                      2,129       24,748        2,930       19,160        14,384        75,417
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions                (874,783)  (1,216,344)  (1,020,282)  (2,431,543)   (4,453,633)  (10,146,747)
                                                -----------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets      (2,349,287)  (1,040,608)  (3,938,822)  (2,024,465)  (10,238,167)  (15,534,328)
NET ASSETS:
   Beginning of year                              4,379,281    5,419,889    9,717,589   11,742,054    18,596,469    34,130,797
                                                -----------  -----------  -----------  -----------  ------------  ------------
   End of year                                  $ 2,029,994  $ 4,379,281  $ 5,778,767  $ 9,717,589  $  8,358,302  $ 18,596,469
                                                ===========  ===========  ===========  ===========  ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      T. ROWE PRICE
                                                      INTERNATIONAL
                                                     STOCK PORTFOLIO
                                                --------------------------
                                                    2008          2007
                                                ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    245,888  $    (52,799)
      Net realized gain (loss)                     3,186,182    13,849,142
      Change in unrealized gain (loss)           (33,235,321)   (6,174,685)
                                                ------------  ------------
      Net increase (decrease) in net assets
         from operations                         (29,803,251)    7,621,658
                                                ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          108,542       194,109
      Withdrawals                                 (5,807,371)   (9,032,188)
      Contract benefits                           (1,052,344)   (2,381,904)
      Contract charges                               (91,211)     (122,936)
      Transfers between sub-accounts
         (including Separate Account GPA), net      (429,173)   (2,186,725)
      Other transfers from (to) the General
         Account                                      22,767       159,233
                                                ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions               (7,248,790)  (13,370,411)
                                                ------------  ------------
      Net increase (decrease) in net assets      (37,052,041)   (5,748,753)
NET ASSETS:
   Beginning of year                              66,164,493    71,913,246
                                                ------------  ------------
   End of year                                  $ 29,112,452  $ 66,164,493
                                                ============  ============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Commonwealth Select Separate Account (the "Separate Account"), which funds the Commonwealth Select Acclaim, Commonwealth Select Charter, Commonwealth Select Resource, Commonwealth Select Resource II, Commonwealth Select Reward and the Commonwealth Optim-L annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on March 5, 1992 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company.

     Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly-owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 9, 2006, the Allmerica Investment Trust ("AIT") funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which had served as the investment manager of the nine investment funds of AIT. AFIMS had no relationship with the Goldman Sachs VIT funds. As of December 31, 2008, Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     DWS Investments VIT Funds
     DWS Variable Series II
     Eaton Vance Variable Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     MFS(R) Variable Insurance Trust(SM)
     Oppenheimer Variable Account Funds
     Pioneer Variable Contracts Trust
     T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts ( excluding amounts allocated to the Fixed and Guaranteed Period Accounts ) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

COMMONWEALTH SELECT SEPARATE ACCOUNT

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract deductions are made from each on a pro-rata basis.

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.

                                                                                COMMONWEALTH
                                                                              SELECT RESOURCE &
                                            COMMONWEALTH     COMMONWEALTH       COMMONWEALTH       COMMONWEALTH   COMMONWEALTH
                                           SELECT ACCLAIM   SELECT CHARTER   SELECT RESOURCE II   SELECT REWARD      OPTIM-L
Mortality and Expense Risk (Annual Rate)         1.20%            1.25%             1.25%             1.25%           1.60%
Administrative Expense                           0.15%            0.15%             0.15%             0.15%           0.15%
(Annual Rate)
Optional Rider Fees (Annual Rate)             0.15-0.50%       0.15-0.25%         0.15-0.25%        0.20-0.50%     0.25-0.50%
Annual Contract Fees                              $35              $35               $30               $35             $35
(Annual Rate)

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

COMMONWEALTH SELECT SEPARATE ACCOUNT

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2008 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.27% to 1.02% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.25% of the Fund's average daily net assets.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                                 COMMONWEALTH SELECT RESOURCE,
                                                                               COMMONWEALTH SELECT RESOURCE II,
                                                                                  COMMONWEALTH SELECT CHARTER
                                                                                AND COMMONWEALTH SELECT REWARD
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                2008                      2007
                                                                      -----------------------  -------------------------
                                                                         UNITS       AMOUNT       UNITS        AMOUNT
                                                                      ----------  -----------  -----------  ------------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                     670,104  $   523,418    3,706,060  $  4,855,965
   Redemption of Units                                                (1,620,994)  (1,467,263)  (5,068,268)   (6,656,200)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (950,890) $  (943,845)  (1,362,208) $ (1,800,235)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                                     784,600  $   530,702    2,104,102  $  1,776,605
   Redemption of Units                                                (1,644,660)  (1,107,780)  (3,449,707)   (2,886,228)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (860,060) $  (577,078)  (1,345,605) $ (1,109,623)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                      66,661  $    72,786    1,526,618  $  2,341,026
   Redemption of Units                                                  (382,247)    (424,853)  (1,746,750)   (2,666,886)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (315,586) $  (352,067)    (220,132) $   (325,860)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                                   1,210,811  $   965,431    1,643,803  $  1,477,942
   Redemption of Units                                                (2,641,889)  (2,093,020)  (3,718,249)   (3,327,888)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,431,078) $(1,127,589)  (2,074,446) $ (1,849,946)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                                     252,756  $   143,960    1,423,682  $  1,158,116
   Redemption of Units                                                (1,518,551)    (945,900)  (4,272,615)   (3,349,173)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,265,795) $  (801,940)  (2,848,933) $ (2,191,057)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                                     842,398  $   816,837      941,099  $    976,903
   Redemption of Units                                                (1,449,585)  (1,327,866)  (2,353,422)   (2,426,218)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (607,187) $  (511,029)  (1,412,323) $ (1,449,315)
                                                                      ==========  ===========  ===========  ============
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                                     948,067  $   663,986    2,179,439  $  1,662,324
   Redemption of Units                                                (3,669,853)  (2,386,618)  (4,390,486)   (3,302,758)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (2,721,786) $(1,722,632)  (2,211,047) $ (1,640,434)
                                                                      ==========  ===========  ===========  ============
AllianceBernstein VPS Global Technology Portfolio Class B
   Issuance of Units                                                     360,865  $   400,548    1,252,202  $  1,606,259
   Redemption of Units                                                  (784,468)    (784,403)  (1,286,136)   (1,547,737)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (423,603) $  (383,855)     (33,934) $     58,522
                                                                      ==========  ===========  ===========  ============
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                   2,042,094  $ 2,095,528    4,928,200  $  6,763,569
   Redemption of Units                                                (7,897,383)  (8,404,272) (14,296,458)  (19,566,030)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (5,855,289) $(6,308,744)  (9,368,258) $(12,802,461)
                                                                      ==========  ===========  ===========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                COMMONWEALTH SELECT RESOURCE,
                                                                               COMMONWEALTH SELECT RESOURCE II,
                                                                                  COMMONWEALTH SELECT CHARTER
                                                                          AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                 2008                    2007
                                                                      -----------------------  -------------------------
                                                                         UNITS       AMOUNT       UNITS        AMOUNT
                                                                      ----------  -----------  -----------  ------------
AllianceBernstein VPS Large Cap Growth Portfolio Class A
   Issuance of Units                                                   1,223,823  $   849,070    4,598,772  $  4,090,287
   Redemption of Units                                                (7,786,565)  (5,917,022) (10,922,116)   (9,593,914)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (6,562,742) $(5,067,952)  (6,323,344) $ (5,503,627)
                                                                      ==========  ===========  ===========  ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                     177,139  $   138,437      704,877  $    674,263
   Redemption of Units                                                (1,353,447)  (1,110,039)  (1,454,029)   (1,353,963)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,176,308) $  (971,602)    (749,152) $   (679,700)
                                                                      ==========  ===========  ===========  ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                     645,868  $   864,402    2,610,396  $  4,455,047
   Redemption of Units                                                (1,922,955)  (2,550,722)  (3,098,595)   (5,224,259)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,277,087) $(1,686,320)    (488,199) $   (769,212)
                                                                      ==========  ===========  ===========  ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                     596,470  $   633,374    6,079,760  $  9,209,696
   Redemption of Units                                                (1,527,776)  (1,692,099)  (7,909,381)  (11,888,047)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (931,306) $(1,058,725)  (1,829,621) $ (2,678,351)
                                                                      ==========  ===========  ===========  ============
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                                     433,453  $   440,279      853,900  $  1,239,209
   Redemption of Units                                                (1,034,433)  (1,114,331)  (1,784,592)   (2,603,621)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                           (600,980) $  (674,052)    (930,692) $ (1,364,412)
                                                                      ==========  ===========  ===========  ============
DWS Small Cap Index VIP Class A
   Issuance of Units                                                   1,610,539  $ 2,043,354    2,967,177  $  4,661,627
   Redemption of Units                                                (3,199,740)  (4,050,901)  (4,569,743)   (7,132,723)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,589,201) $(2,007,547)  (1,602,566) $ (2,471,096)
                                                                      ==========  ===========  ===========  ============
DWS Technology VIP Class A
   Issuance of Units                                                     347,789  $   128,326    2,378,471  $  1,207,921
   Redemption of Units                                                (1,659,325)    (637,660)  (4,095,562)   (2,028,744)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,311,536) $  (509,334)  (1,717,091) $   (820,823)
                                                                      ==========  ===========  ===========  ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                   2,534,508  $ 2,464,824    7,811,765  $  8,579,383
   Redemption of Units                                                (6,633,514)  (6,569,043) (10,646,296)  (11,679,290)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (4,099,006) $(4,104,219)  (2,834,531) $ (3,099,907)
                                                                      ==========  ===========  ===========  ============
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                                   1,031,539  $ 1,150,135    1,355,044  $  1,535,553
   Redemption of Units                                                (2,053,320)  (2,233,816)  (3,181,793)   (3,642,025)
                                                                      ----------  -----------  -----------  ------------
      Net increase (decrease)                                         (1,021,781) $(1,083,681)  (1,826,749) $ (2,106,472)
                                                                      ==========  ===========  ===========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                  COMMONWEALTH SELECT CHARTER
                                                                           AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                2008                       2007
                                                                      -------------------------  -------------------------
                                                                         UNITS        AMOUNT        UNITS        AMOUNT
                                                                      -----------  ------------  -----------  ------------
Fidelity VIP Contrafund(R) Portfolio
   Issuance of Units                                                    5,127,515  $  6,367,399   10,879,465  $ 16,534,844
   Redemption of Units                                                (12,104,570)  (15,312,811) (15,874,737)  (23,735,654)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (6,977,055) $ (8,945,412)  (4,995,272) $ (7,200,810)
                                                                      ===========  ============  ===========  ============
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                                    3,034,462  $  6,440,229    8,779,739  $ 25,622,908
   Redemption of Units                                                (10,794,902)  (24,324,265) (18,060,007)  (52,717,562)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (7,760,440) $(17,884,036)  (9,280,268) $(27,094,654)
                                                                      ===========  ============  ===========  ============
Fidelity VIP Growth Portfolio
   Issuance of Units                                                    2,909,935  $  6,435,211    6,645,122  $ 17,843,683
   Redemption of Units                                                 (7,279,689)  (16,399,123) (13,148,516)  (34,276,503)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (4,369,754) $ (9,963,912)  (6,503,394) $(16,432,820)
                                                                      ===========  ============  ===========  ============
Fidelity VIP Growth & Income Portfolio
   Issuance of Units                                                      773,611  $    759,945    3,258,523  $  3,783,080
   Redemption of Units                                                 (3,455,391)   (3,277,621)  (3,766,126)   (4,326,765)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (2,681,780) $ (2,517,676)    (507,603) $   (543,685)
                                                                      ===========  ============  ===========  ============
Fidelity VIP High Income Portfolio
   Issuance of Units                                                    3,819,884  $  5,154,285   10,452,601  $ 15,618,234
   Redemption of Units                                                (10,886,249)  (14,961,573) (17,667,848)  (26,387,253)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (7,066,365) $ (9,807,288)  (7,215,247) $(10,769,019)
                                                                      ===========  ============  ===========  ============
Fidelity VIP Mid Cap Portfolio
   Issuance of Units                                                    1,723,065  $  3,125,762    4,950,088  $ 10,798,508
   Redemption of Units                                                 (5,773,479)  (10,517,550) (11,750,025)  (24,644,036)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (4,050,414) $ (7,391,788)  (6,799,937) $(13,845,528)
                                                                      ===========  ============  ===========  ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                      799,025  $  1,022,134    2,704,519  $  4,463,192
   Redemption of Units                                                 (1,484,875)   (1,878,673)  (3,005,720)   (4,935,139)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (685,850) $   (856,539)    (301,201) $   (471,947)
                                                                      ===========  ============  ===========  ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                      448,569  $    415,795      960,895  $  1,204,181
   Redemption of Units                                                 (1,170,233)   (1,239,746)  (1,319,013)   (1,648,479)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (721,664) $   (823,951)    (358,118) $   (444,298)
                                                                      ===========  ============  ===========  ============
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                    2,067,496  $  2,652,671    2,126,678  $  3,428,131
   Redemption of Units                                                 (3,275,704)   (4,276,567)  (4,461,969)   (7,188,379)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (1,208,208) $ (1,623,896)  (2,335,291) $ (3,760,248)
                                                                      ===========  ============  ===========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                 COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                   COMMONWEALTH SELECT CHARTER
                                                                           AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                               2008                       2007
                                                                      -------------------------  -------------------------
                                                                         UNITS        AMOUNT        UNITS        AMOUNT
                                                                      -----------  ------------  -----------  ------------
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                    1,260,361  $    862,546    3,824,553  $  3,580,662
   Redemption of Units                                                 (3,520,517)   (2,534,263)  (8,023,695)   (7,376,577)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (2,260,156) $ (1,671,717)  (4,199,142) $ (3,795,915)
                                                                      ===========  ============  ===========  ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                    3,404,289  $  4,935,453    6,908,649  $ 12,187,557
   Redemption of Units                                                 (8,423,457)  (11,949,950)  (9,875,979)  (17,378,446)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (5,019,168) $ (7,014,497)  (2,967,330) $ (5,190,889)
                                                                      ===========  ============  ===========  ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                    1,821,060  $  2,672,080    5,573,048  $  9,245,500
   Redemption of Units                                                 (4,251,158)   (5,977,885)  (7,426,952)  (12,202,507)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (2,430,098)  $(3,305,805)  (1,853,904) $ (2,957,007)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                    2,544,599  $  4,751,180    7,572,435  $ 18,892,146
   Redemption of Units                                                (10,218,612)  (21,044,230) (19,854,032)  (48,764,303)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (7,674,013) $(16,293,050) (12,281,597) $(29,872,157)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                    6,886,317  $ 12,401,275   15,719,488  $ 28,596,218
   Redemption of Units                                                (19,095,418)  (33,806,759) (22,770,614)  (41,390,958)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                         (12,209,101) $(21,405,484)  (7,051,126) $(12,794,740)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                    9,589,583  $  7,074,471   16,458,876  $ 17,339,760
   Redemption of Units                                                (25,228,721)  (20,887,715) (43,446,690)  (45,343,133)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                         (15,639,138) $(13,813,244) (26,987,814) $(28,003,373)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                   13,934,282  $ 16,265,962    8,455,623  $  9,569,355
   Redemption of Units                                                 (9,438,227)  (10,984,488)  (7,533,832)   (8,505,728)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                           4,496,055  $  5,281,474      921,791  $  1,063,627
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                      765,826  $  2,341,156    3,932,584  $ 15,944,430
   Redemption of Units                                                 (3,976,187)  (13,863,359)  (8,597,057)  (34,163,103)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (3,210,361) $(11,522,203)  (4,664,473) $(18,218,673)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                    1,816,573  $  3,237,852    6,571,900  $ 14,396,923
   Redemption of Units                                                 (7,556,023)  (13,986,949) (14,013,181)  (30,993,875)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (5,739,450) $(10,749,097)  (7,441,281) $(16,596,952)
                                                                      ===========  ============  ===========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                   COMMONWEALTH SELECT RESOURCE,
                                                                                 COMMONWEALTH SELECT RESOURCE II,
                                                                                    COMMONWEALTH SELECT CHARTER
                                                                            AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                      YEAR ENDED DECEMBER 31,
                                                                                 2008                        2007
                                                                      -------------------------  --------------------------
                                                                         UNITS        AMOUNT        UNITS        AMOUNT
                                                                      -----------  ------------  -----------  -------------
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                   39,368,647  $ 58,301,305   75,984,353  $ 110,008,514
   Redemption of Units                                                (39,923,320)  (59,151,209) (76,031,982)  (110,171,558)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                            (554,673) $   (849,904)     (47,629) $    (163,044)
                                                                      ===========  ============  ===========  =============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                    2,297,601  $  3,713,471    6,098,688  $  14,037,705
   Redemption of Units                                                 (7,317,356)  (13,004,030) (14,091,390)   (32,185,849)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                          (5,019,755) $ (9,290,559)  (7,992,702) $ (18,148,144)
                                                                      ===========  ============  ===========  =============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                      689,628  $    637,853      646,251  $     841,653
   Redemption of Units                                                   (788,243)     (817,761)  (1,075,062)    (1,418,151)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                             (98,615) $   (179,908)    (428,811) $    (576,498)
                                                                      ===========  ============  ===========  =============
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                      600,938  $    456,138    4,039,643  $   3,973,545
   Redemption of Units                                                 (3,255,049)   (2,716,929)  (6,843,814)    (6,727,878)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                          (2,654,111) $ (2,260,791)  (2,804,171) $  (2,754,333)
                                                                      ===========  ============  ===========  =============
Janus Aspen International Growth Portfolio Service Shares
   Issuance of Units                                                    2,609,211  $  3,763,367    9,720,617  $  15,493,231
   Redemption of Units                                                 (6,071,209)   (8,443,280) (10,834,312)   (17,083,412)
                                                                      -----------  ------------  -----------  -------------
     Net increase (decrease)                                          (3,461,998)  $ (4,679,913)  (1,113,695) $  (1,590,181)
                                                                      ===========  ============  ===========  =============
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                                      833,216  $    508,830    4,805,987  $   3,601,502
   Redemption of Units                                                 (3,422,557)   (2,150,304)  (6,565,691)    (4,852,582)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                          (2,589,341) $ (1,641,474)  (1,759,704) $  (1,251,080)
                                                                      ===========  ============  ===========  =============
Janus Aspen Mid Cap Growth Portfolio Service Shares
   Issuance of Units                                                    4,113,844  $  2,608,523   10,189,155  $   7,218,614
   Redemption of Units                                                 (6,521,652)   (3,938,899)  (9,311,540)    (6,581,315)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                          (2,407,808) $ (1,330,376)     877,615  $     637,299
                                                                      ===========  ============  ===========  =============
MFS(R) Mid Cap Growth Series Service Shares
   Issuance of Units                                                      201,203  $    136,534      604,512  $     711,927
   Redemption of Units                                                 (1,092,676)   (1,017,735)  (1,125,599)    (1,335,785)
                                                                      -----------  ------------  -----------  -------------
    Net increase (decrease)                                              (891,473) $   (881,201)    (521,087) $    (623,858)
                                                                      ===========  ============  ===========  =============
MFS(R) New Discovery Series Service Shares
   Issuance of Units                                                      253,709  $    209,372      592,754  $     749,466
   Redemption of Units                                                   (367,089)     (343,096)  (1,010,538)    (1,277,694)
                                                                      -----------  ------------  -----------  -------------
      Net increase (decrease)                                            (113,380) $   (133,724)    (417,784) $    (528,228)
                                                                      ===========  ============  ===========  =============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                 COMMONWEALTH SELECT RESOURCE,
                                                                               COMMONWEALTH SELECT RESOURCE II,
                                                                                  COMMONWEALTH SELECT CHARTER
                                                                          AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                2008                     2007
                                                                      -----------------------  ------------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  ------------
MFS(R) Total Return Series Service Shares
   Issuance of Units                                                   5,970,353  $ 6,588,552   3,410,061  $  4,522,161
   Redemption of Units                                                (8,147,305)  (9,083,061) (6,206,486)   (8,180,508)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (2,176,952) $(2,494,509) (2,796,425) $ (3,658,347)
                                                                      ==========  ===========  ==========  ============
MFS(R) Utilities Series Service Shares
   Issuance of Units                                                   1,588,666  $ 3,577,677   3,684,090  $  9,118,522
   Redemption of Units                                                (2,727,481)  (5,885,362) (4,263,958)  (10,639,049)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (1,138,815) $(2,307,685)   (579,868) $ (1,520,527)
                                                                      ==========  ===========  ==========  ============
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                   1,603,900  $ 1,833,482   3,684,504  $  5,111,764
   Redemption of Units                                                (2,766,657)  (3,102,042) (4,092,844)   (5,562,497)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (1,162,757) $(1,268,560)   (408,340) $   (450,733)
                                                                      ==========  ===========  ==========  ============
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                     812,947  $   865,707   1,177,886  $  1,544,110
   Redemption of Units                                                (1,968,367)  (2,091,441) (3,818,872)   (4,779,657)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (1,155,420) $(1,225,734) (2,640,986) $ (3,235,547)
                                                                      ==========  ===========  ==========  ============
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                   1,061,637  $ 1,389,481   3,485,792  $  6,069,914
   Redemption of Units                                                (4,457,987)  (6,354,876) (6,430,422)  (11,220,342)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (3,396,350) $(4,965,395) (2,944,630) $ (5,150,428)
                                                                      ==========  ===========  ==========  ============
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                   2,664,525  $ 1,395,612   2,135,723  $  2,898,002
   Redemption of Units                                                (3,674,026)  (3,372,859) (3,076,311)   (4,165,755)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (1,009,501) $(1,977,247)   (940,588) $ (1,267,753)
                                                                      ==========  ===========  ==========  ============
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                     449,622  $   455,064     963,941  $  1,281,285
   Redemption of Units                                                (1,175,156)  (1,261,288) (1,741,059)   (2,324,094)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                           (725,534) $  (806,224)   (777,118) $ (1,042,809)
                                                                      ==========  ===========  ==========  ============
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                                   1,277,611  $ 1,141,326     962,078  $  1,150,096
   Redemption of Units                                                (1,744,260)  (1,751,838) (2,892,719)   (3,437,003)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                           (466,649) $  (610,512) (1,930,641) $ (2,286,907)
                                                                      ==========  ===========  ==========  ============
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                     689,147  $ 1,367,978   2,686,006  $  7,449,078
   Redemption of Units                                                (2,455,278)  (5,179,883) (5,752,944)  (15,848,339)
                                                                      ----------  -----------  ----------  ------------
      Net increase (decrease)                                         (1,766,131) $(3,811,905) (3,066,938) $ (8,399,261)
                                                                      ==========  ===========  ==========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                  COMMONWEALTH SELECT RESOURCE,
                                                                                COMMONWEALTH SELECT RESOURCE II,
                                                                                   COMMONWEALTH SELECT CHARTER
                                                                           AND COMMONWEALTH SELECT REWARD (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,
                                                                                2008                       2007
                                                                      ------------------------  -------------------------
                                                                         UNITS       AMOUNT        UNITS        AMOUNT
                                                                      ----------  ------------  -----------  ------------
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                   3,215,323  $  4,528,880   12,746,562  $ 24,872,167
   Redemption of Units                                                (6,618,475)  (10,138,779) (18,443,733)  (35,728,626)
                                                                      ----------  ------------  -----------  ------------
      Net increase (decrease)                                         (3,403,152) $ (5,609,899)  (5,697,171) $(10,856,459)
                                                                      ==========  ============  ===========  ============

                                                                              COMMONWEALTH SELECT ACCLAIM
                                                                                YEAR ENDED DECEMBER 31,
                                                                              2008                  2007
                                                                      ------------------------------------------
                                                                        UNITS     AMOUNT      UNITS      AMOUNT
                                                                      --------  ---------  ----------  ---------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                   254,159  $ 186,056     326,914  $ 432,079
   Redemption of Units                                                (482,186)  (428,977)   (721,904)  (946,591)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (228,027) $(242,921)   (394,990) $(514,512)
                                                                      ========  =========  ==========  =========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                                   258,818  $ 184,149     537,185  $ 478,945
   Redemption of Units                                                (538,735)  (388,637) (1,031,863)  (908,672)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (279,917) $(204,488)   (494,678) $(429,727)
                                                                      ========  =========  ==========  =========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                    81,365  $ 104,303      13,938  $  20,862
   Redemption of Units                                                (192,172)  (221,226)    (61,717)   (92,563)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (110,807) $(116,923)    (47,779) $ (71,701)
                                                                      ========  =========  ==========  =========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                                   386,899  $ 323,517     223,811  $ 212,296
   Redemption of Units                                                (916,904)  (761,361)   (680,721)  (651,278)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (530,005) $(437,844)   (456,910) $(438,982)
                                                                      ========  =========  ==========  =========
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                                    53,103  $  34,303      43,338  $  41,445
   Redemption of Units                                                (116,756)   (79,463)   (300,355)  (285,244)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                          (63,653) $ (45,160)   (257,017) $(243,799)
                                                                      ========  =========  ==========  =========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                                   329,531  $ 318,783     132,159  $ 144,070
   Redemption of Units                                                (533,291)  (510,942)   (397,479)  (429,910)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (203,760) $(192,159)   (265,320) $(285,840)
                                                                      ========  =========  ==========  =========
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                                   163,534  $ 103,323     556,384  $ 438,996
   Redemption of Units                                                (820,272)  (575,496) (1,170,413)  (916,364)
                                                                      --------  ---------  ----------  ---------
      Net increase (decrease)                                         (656,738) $(472,173)   (614,029) $(477,368)
                                                                      ========  =========  ==========  =========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                           COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                2008                     2007
                                                                      -----------------------  -----------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  -----------
AllianceBernstein VPS Global Technology Portfolio Class B
   Issuance of Units                                                      30,359  $    33,292     144,552  $   187,739
   Redemption of Units                                                   (82,051)     (89,698)    (84,441)    (107,276)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (51,692) $   (56,406)     60,111  $    80,463
                                                                      ==========  ===========  ==========  ===========
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                   1,249,833  $ 1,301,871   1,579,558  $ 2,202,030
   Redemption of Units                                                (2,881,420)  (3,149,955) (3,639,010)  (5,086,689)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,631,587) $(1,848,084) (2,059,452) $(2,884,659)
                                                                      ==========  ===========  ==========  ===========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                     891,106  $   562,243   1,246,588  $ 1,014,695
   Redemption of Units                                                (2,122,065)  (1,467,196) (2,490,806)  (2,027,879)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,230,959) $  (904,953) (1,244,218) $(1,013,184)
                                                                      ==========  ===========  ==========  ===========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                     210,119  $   280,149     547,702  $   960,224
   Redemption of Units                                                  (394,185)    (518,444)   (495,166)    (835,950)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (184,066) $  (238,295)     52,536  $   124,274
                                                                      ==========  ===========  ==========  ===========
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                     213,665  $   208,225     550,208  $   833,563
   Redemption of Units                                                  (404,590)    (438,489) (1,008,357)  (1,532,807)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (190,925) $  (230,264)   (458,149) $  (699,244)
                                                                      ==========  ===========  ==========  ===========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                                      35,929  $    37,769     140,822  $   208,973
   Redemption of Units                                                  (231,593)    (267,268)   (310,113)    (465,514)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (195,664) $  (229,499)   (169,291) $  (256,541)
                                                                      ==========  ===========  ==========  ===========
DWS Small Cap Index VIP Class A
   Issuance of Units                                                   1,107,916  $ 1,455,811     549,548  $   901,738
   Redemption of Units                                                (1,521,454)  (1,990,846) (1,151,013)  (1,894,605)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (413,538) $  (535,035)   (601,465) $  (992,867)
                                                                      ==========  ===========  ==========  ===========
DWS Technology VIP Class A
   Issuance of Units                                                      28,402  $    13,998     149,442  $    91,038
   Redemption of Units                                                  (282,052)    (140,880)   (441,441)    (264,909)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (253,650) $  (126,882)   (291,999) $  (173,871)
                                                                      ==========  ===========  ==========  ===========
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                     384,766  $   395,888     701,117  $   769,094
   Redemption of Units                                                (1,043,347)  (1,053,730) (1,686,966)  (1,845,529)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (658,581) $  (657,842)   (985,849) $(1,076,435)
                                                                      ==========  ===========  ==========  ===========
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                                     497,478  $   532,243     158,182  $   182,367
   Redemption of Units                                                  (632,773)    (665,159)   (520,323)    (605,038)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (135,295) $  (132,916)   (362,141) $  (422,671)
                                                                      ==========  ===========  ==========  ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                           COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                2008                     2007
                                                                      -----------------------  -----------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  -----------
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                   1,593,344  $ 1,913,023   2,405,846  $ 3,711,159
   Redemption of Units                                                (3,252,315)  (4,342,722) (2,728,093)  (4,150,991)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,658,971) $(2,429,699)   (322,247) $  (439,832)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                                   1,234,077  $ 1,296,705   2,587,087  $ 3,701,679
   Redemption of Units                                                (3,025,311)  (3,444,728) (4,038,670)  (5,776,443)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,791,234) $(2,148,023) (1,451,583) $(2,074,764)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                                   1,451,725  $ 1,135,375   1,940,785  $ 1,752,883
   Redemption of Units                                                (2,360,770)  (1,876,286) (2,932,257)  (2,558,429)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (909,045) $  (740,911)   (991,472) $  (805,546)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP Growth & Income Portfolio Service Class 2
   Issuance of Units                                                     610,803  $   561,063     372,585  $   431,538
   Redemption of Units                                                  (825,256)    (820,365)   (817,611)    (950,198)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (214,453) $  (259,302)   (445,026) $  (518,660)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP High Income Portfolio Service Class 2
   Issuance of Units                                                   3,512,535  $ 3,900,082   2,880,173  $ 3,699,567
   Redemption of Units                                                (2,915,394)  (3,529,442) (4,717,819)  (6,095,398)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            597,141  $   370,640  (1,837,646) $(2,395,831)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                     634,454  $ 1,040,770     767,646  $ 1,682,317
   Redemption of Units                                                (1,637,443)  (3,146,761) (1,643,209)  (3,492,404)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,002,989) $(2,105,991)   (875,563) $(1,810,087)
                                                                      ==========  ===========  ==========  ===========
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                     118,530  $   152,682     465,225  $   785,773
   Redemption of Units                                                  (185,548)    (207,680)   (239,455)    (388,627)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (67,018) $   (54,998)    225,770  $   397,146
                                                                      ==========  ===========  ==========  ===========
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                      20,755  $    16,292      37,282  $    46,544
   Redemption of Units                                                  (103,852)    (103,958)   (104,550)    (133,061)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (83,097) $   (87,666)    (67,268) $   (86,517)
                                                                      ==========  ===========  ==========  ===========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                   1,045,828  $ 1,369,391     337,802  $   556,547
   Redemption of Units                                                (1,051,284)  (1,381,424)   (691,346)  (1,114,978)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                             (5,456) $   (12,033)   (353,544) $  (558,431)
                                                                      ==========  ===========  ==========  ===========
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                     412,916  $   339,303     398,644    $   415,893
   Redemption of Units                                                (1,031,328)    (893,335)   (957,713)      (984,863)
                                                                      ----------  -----------  ----------    -----------
      Net increase (decrease)                                           (618,412) $  (554,032)   (559,069)   $  (568,970)
                                                                      ==========  ===========  ==========    ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                             COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                     YEAR ENDED DECEMBER 31,
                                                                                 2008                       2007
                                                                      -------------------------  -------------------------
                                                                         UNITS        AMOUNT        UNITS        AMOUNT
                                                                      -----------  ------------  -----------  -----------
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                    2,086,086  $  3,050,783    2,038,793  $  3,595,798
   Redemption of Units                                                 (3,191,163)   (4,495,768)  (3,077,202)   (5,412,396)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (1,105,077) $ (1,444,985)  (1,038,409) $ (1,816,598)
                                                                      ===========  ============  ===========  ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                      468,790  $    648,297      919,761  $  1,499,979
   Redemption of Units                                                 (1,047,442)   (1,488,947)  (1,501,664)   (2,475,749)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (578,652) $   (840,650)    (581,903) $   (975,770)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                      564,146  $    336,545    1,123,411  $    917,715
   Redemption of Units                                                 (1,624,440)   (1,130,428)  (2,202,124)   (1,788,528)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (1,060,294) $   (793,883)  (1,078,713) $   (870,813)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                    3,017,178  $  3,799,513    3,827,960  $  4,896,443
   Redemption of Units                                                 (6,382,987)   (7,959,189)  (5,012,304)   (6,404,165)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                          (3,365,809) $ (4,159,676)  (1,184,344) $ (1,507,722)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                    1,792,989  $  1,341,539    1,100,031  $  1,210,699
   Redemption of Units                                                 (2,173,495)   (1,920,673)  (2,348,920)   (2,569,460)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (380,506) $   (579,134)  (1,248,889) $ (1,358,761)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                    4,859,100  $  5,714,518    1,833,172  $  2,085,032
   Redemption of Units                                                 (2,673,621)   (3,128,628)  (1,048,223)   (1,190,542)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                           2,185,479  $  2,585,890      784,949  $    894,490
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                      361,605  $    531,815       97,771  $    168,167
   Redemption of Units                                                   (858,636)   (1,208,040)    (413,890)     (684,319)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (497,031) $   (676,225)    (316,119) $   (516,152)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                      627,629  $  1,021,763      793,618  $  1,570,539
   Redemption of Units                                                 (1,113,212)   (1,852,007)  (1,600,707)   (3,242,993)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (485,583) $   (830,244)    (807,089) $ (1,672,454)
                                                                      ===========  ============  ===========  ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                   14,100,410  $ 15,795,740   23,804,331  $ 26,023,559
   Redemption of Units                                                (14,724,014)  (16,498,739) (23,784,672)  (26,064,873)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (623,604) $   (702,999)      19,659  $    (41,314)
                                                                      ===========  ============  ===========  ============

Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                      846,491  $    735,902    1,372,339  $  1,700,460
   Redemption of Units                                                 (1,706,818)   (1,609,488)  (2,281,709)   (2,822,043)
                                                                      -----------  ------------  -----------  ------------
      Net increase (decrease)                                            (860,327) $   (873,586)    (909,370) $ (1,121,583)
                                                                      ===========  ============  ===========  ============

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                           COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                2008                     2007
                                                                      -----------------------  -----------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  -----------
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                      88,396  $    81,894     217,750  $   284,248
   Redemption of Units                                                  (209,049)    (201,706)   (298,060)    (387,476)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (120,653) $  (119,812)    (80,310) $  (103,228)
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                                     363,331  $   316,365     195,328  $   211,139
   Redemption of Units                                                  (756,963)    (665,197)   (508,181)    (536,466)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (393,632) $  (348,832)   (312,853) $  (325,327)
                                                                      ==========  ===========  ==========  ===========
Janus Aspen International Growth Portfolio Service Shares
   Issuance of Units                                                   1,168,205  $ 1,701,693   1,284,903  $ 2,246,423
   Redemption of Units                                                (1,289,146)  (1,858,888) (1,668,466)  (2,916,484)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (120,941) $  (157,195)   (383,563) $  (670,061)
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                                     879,584  $   604,858   1,708,393  $ 1,381,486
   Redemption of Units                                                (2,174,838)  (1,585,409) (2,093,040)  (1,692,074)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,295,254) $  (980,551)   (384,647) $  (310,588)
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Mid Cap Growth Portfolio Service Shares
   Issuance of Units                                                   1,739,632  $ 1,372,371   2,054,479  $ 1,775,971
   Redemption of Units                                                (2,904,567)  (2,133,627) (1,736,823)  (1,507,880)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,164,935) $  (761,256)    317,656  $   268,091
                                                                      ==========  ===========  ==========  ===========
MFS(R) Mid Cap Growth Series Service Shares
   Issuance of Units                                                      37,591  $    30,812      55,913  $    65,013
   Redemption of Units                                                  (207,741)    (204,493)   (125,813)    (150,385)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (170,150) $  (173,681)    (69,900) $   (85,372)
                                                                      ==========  ===========  ==========  ===========
MFS(R) New Discovery Series Service Shares
   Issuance of Units                                                      34,261  $    27,898         261  $       329
   Redemption of Units                                                   (63,616)     (61,654)    (38,014)     (49,642)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (29,355) $   (33,756)    (37,753) $   (49,313)
                                                                      ==========  ===========  ==========  ===========
MFS(R) Total Return Series Service Shares
   Issuance of Units                                                     808,535  $   847,645     465,251  $   617,955
   Redemption of Units                                                (1,303,315)  (1,449,966)   (798,955)  (1,056,246)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (494,780) $  (602,321)   (333,704) $  (438,291)
                                                                      ==========  ===========  ==========  ===========
MFS(R) Utilities Series Service Shares
   Issuance of Units                                                      33,966  $    65,107     174,154  $   424,710
   Redemption of Units                                                  (166,816)    (356,924)   (315,858)    (763,864)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (132,850) $  (291,817)   (141,704) $  (339,154)
                                                                      ==========  ===========  ==========  ===========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                       3,990  $     5,109         223  $       306
   Redemption of Units                                                   (30,155)     (36,712)    (12,237)     (17,049)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (26,165) $   (31,603)    (12,014) $   (16,743)
                                                                      ==========  ===========  ==========  ===========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                           COMMONWEALTH SELECT ACCLAIM (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                2008                     2007
                                                                      -----------------------  -----------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  -----------
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                     237,914  $   235,168     146,429  $   181,588
   Redemption of Units                                                  (573,866)    (596,734)   (347,850)    (435,883)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (335,952) $  (361,566)   (201,421) $  (254,295)
                                                                      ==========  ===========  ==========  ===========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                     297,769  $   372,640     519,670  $   897,366
   Redemption of Units                                                  (951,409)  (1,330,498) (1,365,947)  (2,392,071)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (653,640) $  (957,858)   (846,277) $(1,494,705)
                                                                      ==========  ===========  ==========  ===========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                     296,344  $   164,594     134,367  $   181,503
   Redemption of Units                                                  (422,500)    (327,305)   (478,702)    (649,285)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (126,156) $  (162,711)   (344,335) $  (467,782)
                                                                      ==========  ===========  ==========  ===========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                      28,559  $    22,651      21,338  $    27,264
   Redemption of Units                                                   (86,233)     (91,210)   (143,316)    (190,773)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            (57,674) $   (68,559)   (121,978) $  (163,509)
                                                                      ==========  ===========  ==========  ===========
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                                     829,752  $   659,191     616,596  $   737,147
   Redemption of Units                                                (1,031,530)  (1,068,961)   (733,446)    (881,783)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (201,778) $  (409,770)   (116,850) $  (144,636)
                                                                      ==========  ===========  ==========  ===========
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                     144,500  $   275,913     452,435  $ 1,236,700
   Redemption of Units                                                  (455,009)    (917,641) (1,083,229)  (2,984,186)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                           (310,509) $  (641,728)   (630,794) $(1,747,486)
                                                                      ==========  ===========  ==========  ===========
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                   1,382,409  $ 1,227,979   2,933,700  $ 3,746,844
   Redemption of Units                                                (2,742,205)  (2,866,870) (4,897,170)  (6,260,796)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                         (1,359,796) $(1,638,891) (1,963,470) $(2,513,952)
                                                                      ==========  ===========  ==========  ===========

                                                                            COMMONWEALTH OPTIM-L
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2008             2007
                                                                      --------------------------------
                                                                      UNITS  AMOUNT   UNITS    AMOUNT
                                                                      -----  ------  -------  --------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                                    141   $ 100       --  $     --
   Redemption of Units                                                 (234)   (208)     (74)     (122)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                           (93)  $(108)     (74) $   (122)
                                                                       ====   =====  =======  ========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                     --   $  --        1  $      1
   Redemption of Units                                                   --      --  (12,184)  (23,649)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            --   $  --  (12,183) $(23,648)
                                                                       ====   =====  =======  ========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                      COMMONWEALTH OPTIM-L (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2008             2007
                                                                      -------------  -----------------
                                                                      UNITS  AMOUNT   UNITS    AMOUNT
                                                                      -----  ------  -------  --------
AllianceBernstein VPS Global Technology Portfolio Class B
   Issuance of Units                                                     --   $  --        2  $      3
   Redemption of Units                                                   --      --  (12,293)  (22,490)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            --   $  --  (12,291) $(22,487)
                                                                       ====   =====  =======  ========
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                     66   $  58       --  $     --
   Redemption of Units                                                 (116)   (118)     (40)      (59)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                           (50)  $ (60)     (40) $    (59)
                                                                       ====   =====  =======  ========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                     --   $  --       --  $     --
   Redemption of Units                                                   --      --   (5,350)  (10,334)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            --   $  --   (5,350) $(10,334)
                                                                       ====   =====  =======  ========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                     --   $  --       --  $     --
   Redemption of Units                                                   (9)    (11)      (6)      (13)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            (9)  $ (11)      (6) $    (13)
                                                                       ====   =====  =======  ========
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                                     53   $  49       --  $     --
   Redemption of Units                                                  (92)    (99)     (32)      (57)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                           (39)  $ (50)     (32) $    (57)
                                                                       ====   =====  =======  ========
Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                                    121   $ 110       --  $     --
   Redemption of Units                                                 (204)   (223)     (67)     (114)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                           (83)  $(113)     (67) $   (114)
                                                                       ====   =====  =======  ========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                     --   $  --       --  $     --
   Redemption of Units                                                   (5)     (7)      (3)       (8)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            (5)  $  (7)      (3) $     (8)
                                                                       ====   =====  =======  ========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                      2   $   2       --  $     --
   Redemption of Units                                                   (3)     (3)  (5,525)  (10,322)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            (1)  $  (1)  (5,525) $(10,322)
                                                                       ====   =====  =======  ========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                     --   $  --       --  $     --
   Redemption of Units                                                   (3)     (3)      (2)       (3)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                            (3)  $  (3)      (2) $     (3)
                                                                       ====   =====  =======  ========
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                     42   $  48       --  $     --
   Redemption of Units                                                  (78)   (105)     (28)      (57)
                                                                       ----   -----  -------  --------
      Net increase (decrease)                                           (36)  $ (57)     (28) $    (57)
                                                                       ====   =====  =======  ========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                         COMMONWEALTH OPTIM-L (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                              2008                2006
                                                                      -------------------  -----------------
                                                                        UNITS     AMOUNT    UNITS    AMOUNT
                                                                      --------  ---------  -------  --------
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                                       123  $     108       --  $     --
   Redemption of Units                                                    (208)      (220)     (68)     (107)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                              (85) $    (112)     (68) $   (107)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                        --  $      --       --  $     --
   Redemption of Units                                                      (2)        (2)    (280)     (304)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                               (2) $      (2)    (280) $   (304)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                        --  $      --       --  $     --
   Redemption of Units                                                     (11)       (13) (19,485)  (31,838)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                              (11) $     (13) (19,485) $(31,838)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                        --  $      --       --  $     --
   Redemption of Units                                                      --         --  (23,108)  (25,041)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                               --  $      --  (23,108) $(25,041)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                       127  $     143       --  $     --
   Redemption of Units                                                    (220)      (297)     (74)     (148)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                              (93) $    (154)     (74) $   (148)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                        --  $      --  186,017  $194,657
   Redemption of Units                                                (185,946)  (195,541)    (865)     (890)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                         (185,946) $(195,541) 185,152  $193,767
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                       126  $     118       --  $     --
   Redemption of Units                                                    (216)      (241)     (72)     (135)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                              (90) $    (123)     (72) $   (135)
                                                                      ========  =========  =======  ========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                       150  $     135       --  $     --
   Redemption of Units                                                    (265)      (276)     (91)     (145)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                             (115) $    (141)     (91) $   (145)
                                                                      ========  =========  =======  ========
MFS(R) Total Return Series Service Shares
   Issuance of Units                                                        --  $      --       --  $     --
   Redemption of Units                                                      (5)        (6) (20,376)  (28,975)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                               (5) $      (6) (20,376) $(28,975)
                                                                      ========  =========  =======  ========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                        --  $      --        1  $      2
   Redemption of Units                                                      --         --   (6,253)   (9,363)
                                                                      --------  ---------  -------  --------
      Net increase (decrease)                                               --  $      --   (6,252) $ (9,361)
                                                                      ========  =========  =======  ========

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                      COMMONWEALTH OPTIM-L (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                           2008             2007
                                                                      -------------  -----------------
                                                                      UNITS  AMOUNT   UNITS    AMOUNT
                                                                      -----  ------  -------  --------
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                    --    $ --        --  $     --
   Redemption of Units                                                  (4)     (5)     (443)     (687)
                                                                       ---    ----   -------  --------
      Net increase (decrease)                                           (4)   $ (5)     (443) $   (687)
                                                                       ===    ====   =======  ========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                    --    $ --        --  $     --
   Redemption of Units                                                  (4)     (7)     (383)     (808)
                                                                       ---    ----   -------  --------
      Net increase (decrease)                                           (4)   $ (7)     (383) $   (808)
                                                                       ===    ====   =======  ========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                    46    $ 23        --  $     --
   Redemption of Units                                                 (68)    (48)  (18,272)  (25,744)
                                                                       ---    ----   -------  --------
      Net increase (decrease)                                          (22)   $(25)  (18,272) $(25,744)
                                                                       ===    ====   =======  ========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                    --    $ --        --  $     --
   Redemption of Units                                                  --      --    (6,513)  (10,026)
                                                                       ---    ----   -------  --------
      Net increase (decrease)                                           --    $ --    (6,513) $(10,026)
                                                                       ===    ====   =======  ========

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2008 were as follows:

                        INVESTMENT PORTFOLIO                            PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
AIM V.I. Basic Value Fund Series II Shares                             $ 1,119,093   $ 1,477,885
AIM V.I. Capital Appreciation Fund Series I Shares                         427,993     1,306,039
AIM V.I. Capital Development Fund Series II Shares                         276,647       639,392
AIM V.I. Core Equity Fund Series I Shares                                1,190,107     2,680,026
AIM V.I. Dynamics Fund Series I Shares                                     114,423       997,773
AIM V.I. Global Health Care Fund Series I Shares                         1,943,999     1,744,990
AIM V.I. Large Cap Growth Fund Series I Shares                             546,909     2,859,581
AllianceBernstein VPS Global Technology Portfolio Class B                  380,004       838,564
AllianceBernstein VPS Growth and Income Portfolio Class B                9,355,940     9,496,185
AllianceBernstein VPS Large Cap Growth Portfolio Class A                    88,913     5,424,034
AllianceBernstein VPS Large Cap Growth Portfolio Class B                   259,660     2,241,206
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B              1,452,140     2,758,605
AllianceBernstein VPS Value Portfolio Class B                              975,493     1,957,028
DWS Dreman High Return Equity VIP Class A                                1,343,771     1,236,609
DWS Small Cap Index VIP Class A                                          3,167,514     5,006,185
DWS Technology VIP Class A                                                  58,078       736,748
Eaton Vance VT Floating-Rate Income Fund                                 2,304,417     6,382,942
Eaton Vance VT Worldwide Health Sciences Fund                            2,156,292     2,541,070
Fidelity VIP Contrafund(R) Portfolio                                     3,891,812    11,789,045
Fidelity VIP Contrafund(R) Portfolio Service Class 2                     1,689,270     3,891,608
Fidelity VIP Equity-Income Portfolio                                     2,680,388    19,814,661
Fidelity VIP Equity-Income Portfolio Service Class 2                       861,160     2,918,709
Fidelity VIP Growth Portfolio                                            2,860,595    13,181,172
Fidelity VIP Growth Portfolio Service Class 2                              884,018     1,656,751
Fidelity VIP Growth & Income Portfolio                                   1,504,820     3,156,737
Fidelity VIP Growth & Income Portfolio Service Class 2                     678,645       782,165
Fidelity VIP High Income Portfolio                                       5,138,706    12,459,626
Fidelity VIP High Income Portfolio Service Class 2                       3,528,818     2,842,424
Fidelity VIP Mid Cap Portfolio                                           7,132,129     8,964,208
Fidelity VIP Mid Cap Portfolio Service Class 2                           2,070,313     2,959,535
Fidelity VIP Value Strategies Portfolio Service Class 2                  1,930,121     1,969,488
FT VIP Franklin Large Cap Growth Securities Fund Class 2                   509,509     1,196,429
FT VIP Franklin Small Cap Value Securities Fund Class 2                  3,286,216     4,229,264
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2             2,004,351     2,877,902
FT VIP Mutual Shares Securities Fund Class 2                             7,003,371    13,476,046
FT VIP Templeton Foreign Securities Fund Class 2                         3,691,877     6,009,974
Goldman Sachs VIT Capital Growth Fund Service Shares                       697,271    19,007,869
Goldman Sachs VIT Core Fixed Income Fund Service Shares                 10,192,384    31,918,469
Goldman Sachs VIT Equity Index Fund Service Shares                       6,255,590    17,995,737
Goldman Sachs VIT Government Income Fund Service Shares                 17,295,279     8,533,113
Goldman Sachs VIT Growth Opportunities Fund Service Shares               1,899,857    13,868,475
Goldman Sachs VIT Mid Cap Value Fund Service Shares                      2,053,540    13,873,057
Goldman Sachs VIT Money Market Fund Service Shares                      41,448,685    42,400,315
Goldman Sachs VIT Strategic International Equity Fund Service Shares     5,029,331    11,600,000

COMMONWEALTH SELECT SEPARATE ACCOUNT

                        INVESTMENT PORTFOLIO                            PURCHASES       SALES
--------------------------------------------------------------------   -----------   -----------
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares           $   526,690   $   805,388
Janus Aspen Growth and Income Portfolio Service Shares                     426,775     3,091,630
Janus Aspen International Growth Portfolio Service Shares                6,911,938     7,960,139
Janus Aspen Large Cap Growth Portfolio Service Shares                      641,098     3,364,172
Janus Aspen Mid Cap Growth Portfolio Service Shares                      2,729,372     4,599,789
MFS(R) Mid Cap Growth Series Service Shares                                444,509     1,161,780
MFS(R) New Discovery Series Service Shares                                 416,726       346,317
MFS(R) Total Return Series Service Shares                                5,908,021     7,588,317
MFS(R) Utilities Series Service Shares                                   4,262,152     5,029,328
Oppenheimer Balanced Fund/VA Service Shares                              1,892,525     2,688,659
Oppenheimer Capital Appreciation Fund/VA Service Shares                    659,863     2,319,054
Oppenheimer Global Securities Fund/VA Service Shares                     2,014,253     6,722,513
Oppenheimer High Income Fund/VA Service Shares                           1,277,021     3,000,982
Oppenheimer Main Street Fund(R)/VA Service Shares                          540,333     1,200,057
Pioneer Fund VCT Portfolio Class II                                      1,929,236     2,623,903
Pioneer Real Estate Shares VCT Portfolio Class II                        5,143,512     5,199,369
T. Rowe Price International Stock Portfolio                              4,695,343     9,899,782

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2008 is as follows:

                                              AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
AIM V.I. BASIC VALUE FUND
   SERIES II SHARES
2008                                4,475   0.754665   0.599526     2,676      0.46        1.35      1.75      -52.75       -52.55
2007                                5,654   1.597063   1.263598     7,129      0.29        1.35      1.75       -0.41        -0.01
2006                                7,411   1.603639   1.263655     9,349      0.11        1.35      1.75       10.96        11.42
2005                                9,713   1.445178   1.134178    11,002       N/A        1.35      1.75        3.58         4.01
2004                               12,749   1.395181   1.090496    13,890       N/A        1.35      1.75        8.90         9.34
AIM V.I. CAPITAL APPRECIATION
   FUND SERIES I SHARES
2008                                9,439   0.482246   0.524727     4,649       N/A        1.35      1.40      -43.30       -43.27
2007                               10,579   0.850524   0.924973     9,188       N/A        1.35      1.40       10.45        10.50
2006                               12,419   0.770081   0.837060     9,769      0.05        1.35      1.40        7.74         7.80
2005                               14,949   0.714750   0.776521    10,907       N/A        1.35      1.40        4.26         4.32
2004                               18,834   0.685519   0.744391    13,169       N/A        1.35      1.40       10.24        10.30
AIM V.I. CAPITAL DEVELOPMENT
   FUND SERIES II SHARES
2008                                  770   0.787094   0.789744       607       N/A        1.35      1.40      -47.87       -47.84
2007                                1,197   1.509868   1.514181     1,808       N/A        1.35      1.40        9.00         9.05
2006                                1,477   1.797378   1.388457     2,052       N/A        1.35      1.75       14.22        14.69
2005                                1,395   1.573595   1.210659     1,691       N/A        1.35      1.75        7.35         7.79
2004                                1,939   1.465790   1.123138     2,180       N/A        1.35      1.75       13.25        13.71
AIM V.I. CORE EQUITY FUND
   SERIES I SHARES
2008                               12,344   0.620913   0.662657     7,776      2.12        1.35      1.40      -31.12       -31.09
2007                               14,305   0.901450   0.961569    13,087      1.05        1.35      1.40        6.60         6.66
2006                               16,837   0.845611   0.901559    14,441      1.61        1.35      1.40       13.63        13.69
2005                               19,950   0.744177   0.793018    15,057      0.79        1.35      1.40        4.18         4.23
2004                               23,816   0.714350   0.760845    17,248      0.43        1.35      1.40        4.29         4.34
AIM V.I. DYNAMICS FUND SERIES
   I SHARES
2008                                3,393   0.410864   0.482736     1,441       N/A        1.35      1.40      -48.81       -48.78
2007                                4,722   0.802569   0.942472     3,891       N/A        1.35      1.40       10.62        10.67
2006                                7,828   0.725545   0.851591     5,803       N/A        1.35      1.40       14.49        14.55
2005                                9,123   0.633731   0.743443     5,908       N/A        1.35      1.40        9.17         9.22
2004                               12,573   0.580497   0.680657     7,496       N/A        1.35      1.40       11.75        11.81

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
AIM V.I. GLOBAL HEALTH CARE
   FUND SERIES I SHARES
2008                                4,725   0.759924   0.800842     3,640       N/A        1.35      1.40      -29.62       -29.58
2007                                5,536   1.079745   1.137302     6,059       N/A        1.35      1.40       10.29        10.34
2006                                7,214   0.979012   1.030680     7,149       N/A        1.35      1.40        3.76         3.81
2005                                9,382   0.943540   0.992820     8,952       N/A        1.35      1.40        6.63         6.69
2004                               11,325   0.884839   0.930584    10,128       N/A        1.35      1.40        6.06         6.12
AIM V.I. LARGE CAP GROWTH FUND
   SERIES I SHARES
2008                               10,937   0.488195   0.524070     5,423      0.01        1.35      1.40      -39.15       -39.12
2007                               14,316   0.802323   0.860843    11,661      0.03        1.35      1.40       14.02        14.08
2006                               17,141   0.703647   0.754590    12,245      0.41        1.35      1.40        6.40         6.45
2005                               21,557   0.661316   0.708835    14,476      0.55        1.35      1.40        2.05         2.10
2004                               25,631   0.648025   0.694254    16,851      0.10        1.35      1.40        3.21         3.26
ALLIANCEBERNSTEIN VPS GLOBAL
   TECHNOLOGY PORTFOLIO CLASS B
2008                                1,027   0.665653   0.667821       684       N/A        1.35      1.40      -48.20       -48.18
2007                                1,502   1.285099   1.288623     1,931       N/A        1.35      1.40       18.22        18.28
2006                                1,488   1.582099   1.089511     1,624       N/A        1.35      1.75        6.48         6.92
2005                                1,468   1.485758   1.019007     1,499       N/A        1.35      1.75        1.83         2.25
2004                                1,772   1.459001   0.996585     1,770       N/A        1.35      1.75        3.25         3.67
ALLIANCEBERNSTEIN VPS GROWTH
   AND INCOME PORTFOLIO CLASS B
2008                               34,506   0.804443   0.822508    27,910      1.81        1.35      1.40      -41.53       -41.50
2007                               41,993   1.375721   1.405902    58,074      1.19        1.35      1.40        3.39         3.44
2006                               53,421   1.330573   1.359084    71,425      1.16        1.35      1.40       15.35        15.40
2005                               63,938   1.153550   1.177668    74,114      1.30        1.35      1.40        3.13         3.19
2004                               78,193   1.118519   1.141316    87,901      0.74        1.35      1.40        9.67         9.72
ALLIANCEBERNSTEIN VPS LARGE CAP
   GROWTH PORTFOLIO CLASS A
2008                               21,980   0.552274   0.552274    12,139       N/A        1.40      1.40      -40.51       -40.51
2007                               28,543   0.928301   0.928301    26,496       N/A        1.40      1.40       12.32        12.32
2006                               34,866   0.826444   0.826444    28,815       N/A        1.40      1.40       -1.84        -1.84
2005                               38,719   0.841925   0.841925    32,599       N/A        1.40      1.40       13.53        13.53
2004                               45,864   0.741560   0.741560    34,011       N/A        1.40      1.40        7.10         7.10
ALLIANCEBERNSTEIN VPS LARGE CAP
   GROWTH PORTFOLIO CLASS B
2008                                9,221   0.905852   0.519157     5,003       N/A        1.35      1.75      -40.88       -40.63
2007                               11,628   1.532113   0.874516    10,655       N/A        1.35      1.75       11.63        12.08
2006                               13,621   1.372551   0.780267    11,133       N/A        1.35      1.75       -2.38        -1.98
2005                               16,508   1.406010   0.796046    13,756       N/A        1.35      1.75       12.83        13.29
2004                               20,083   1.246088   0.702645    14,793       N/A        1.35      1.75        6.45         6.88

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                              AT DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
ALLIANCEBERNSTEIN VPS SMALL/MID
   CAP VALUE PORTFOLIO CLASS B
2008                                3,900   1.012030   1.015428     3,950      0.45        1.35      1.40      -36.65       -36.61
2007                                5,362   1.597446   1.601999     8,569      0.76        1.35      1.40        0.11         0.16
2006                                5,803   1.925900   1.599472     9,265      0.23        1.35      1.75       12.20        12.66
2005                                7,005   1.716456   1.419746     9,932      0.56        1.35      1.75        4.77         5.19
2004                                9,178   1.638376   1.349667    12,374      0.06        1.35      1.75       16.99        17.47
ALLIANCEBERNSTEIN VPS VALUE
   PORTFOLIO CLASS B
2008                                3,837   0.812631   0.815403     3,121      2.19        1.35      1.40      -41.84       -41.81
2007                                4,959   1.397267   1.401319     6,935      1.34        1.35      1.40       -5.51        -5.46
2006                                7,247   1.478696   1.482233    10,722      0.89        1.35      1.40       19.34        19.40
2005                                6,009   1.239108   1.241435     7,448      1.23        1.35      1.40        4.00         4.06
2004                                5,498   1.191397   1.193019     6,551      0.84        1.35      1.40       11.79        11.84
DWS DREMAN HIGH RETURN EQUITY
   VIP CLASS A
2008                                3,736   0.749645   0.765006     2,811      3.20        1.35      1.40      -46.74       -46.71
2007                                4,533   1.407443   1.435545     6,404      1.50        1.35      1.40       -3.24        -3.19
2006                                5,633   1.454531   1.482819     8,222      3.89        1.35      1.40       12.91        12.97
2005                                7,148   1.288251   1.312632     9,240      1.97        1.35      1.40       -1.47        -1.42
2004                                8,487   1.307461   1.331529    11,137      1.59        1.35      1.40       10.44        10.49
DWS SMALL CAP INDEX VIP CLASS A
2008                                4,646   0.972158   1.020238     4,566      1.55        1.35      1.40      -35.05       -35.01
2007                                6,649   1.496703   1.569946    10,057      0.88        1.35      1.40       -3.27        -3.22
2006                                8,853   1.547336   1.622230    13,851      0.63        1.35      1.40       15.85        15.91
2005                               10,293   1.335684   1.399618    13,909      0.67        1.35      1.40        2.80         2.85
2004                               12,526   1.299298   1.360804    16,450      0.52        1.35      1.40       16.11        16.17
DWS TECHNOLOGY VIP CLASS A
2008                                6,453   0.271686   0.326295     1,843       N/A        1.35      1.40      -46.97       -46.95
2007                                8,018   0.512366   0.615034     4,304       N/A        1.35      1.40       12.70        12.76
2006                               10,027   0.454627   0.545451     4,758       N/A        1.35      1.40       -0.66        -0.61
2005                               12,465   0.457639   0.548786     5,946      0.51        1.35      1.40        2.29         2.34
2004                               20,575   0.447395   0.536238     9,513       N/A        1.35      1.40        0.50         0.54
EATON VANCE VT FLOATING-RATE
   INCOME FUND
2008                               13,558   0.783365   0.786528    10,628      5.71        1.35      1.40      -28.16       -28.12
2007                               18,315   1.090357   1.094206    19,982      6.28        1.35      1.40        0.20         0.25
2006                               22,136   1.088178   1.091461    24,101      5.75        1.35      1.40        4.02         4.08
2005                               24,301   1.046090   1.048715    25,434      3.99        1.35      1.40        2.41         2.46
2004                               24,518   1.021494   1.023532    25,055      2.50        1.35      1.40        1.39         1.44

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
EATON VANCE VT WORLDWIDE HEALTH
   SCIENCES FUND
2008                                6,324   1.065103   1.069298     6,741       N/A        1.35      1.40       -8.39        -8.34
2007                                7,481   1.162600   1.166581     8,703      0.86        1.35      1.40        4.69         4.74
2006                                9,670   1.110563   1.113808    10,745       N/A        1.35      1.40       -1.40        -1.35
2005                               12,729   1.126344   1.129066    14,345       N/A        1.35      1.40        5.53         5.58
2004                               14,515   1.067328   1.069369    15,499       N/A        1.35      1.40        4.75         4.81
FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO
2008                               27,351   0.899130   0.899130    24,592      0.91        1.40      1.40      -43.32       -43.32
2007                               34,328   1.586316   1.586316    54,455      0.92        1.40      1.40       15.95        15.95
2006                               39,323   1.368153   1.368153    53,800      1.29        1.40      1.40       10.15        10.15
2005                               42,028   1.242067   1.242067    52,202      0.27        1.40      1.40       15.30        15.30
2004                               36,499   1.077231   1.077231    39,318      0.31        1.40      1.40       13.86        13.86
FIDELITY VIP CONTRAFUND(R)
   PORTFOLIO SERVICE CLASS 2
2008                                5,991   1.148549   0.929055     5,566      0.72        1.35      1.75      -43.70       -43.47
2007                                7,650   2.039876   1.643342    12,572      0.77        1.35      1.75       15.25        15.72
2006                                7,972   1.769951   1.420118    11,322      0.95        1.35      1.75        9.48         9.93
2005                               10,547   1.616658   1.291880    13,627      0.13        1.35      1.75       14.61        15.07
2004                                9,481   1.410620   1.122660    10,644      0.20        1.35      1.75       13.14        13.60
FIDELITY VIP EQUITY-INCOME
   PORTFOLIO
2008                               29,480   1.588681   1.588681    46,834      2.29        1.40      1.40      -43.46       -43.46
2007                               37,240   2.809762   2.809762   104,636      1.67        1.40      1.40        0.11         0.11
2006                               46,520   2.806714   2.806714   130,569      3.33        1.40      1.40       18.51        18.51
2005                               57,749   2.368290   2.368290   136,768      1.74        1.40      1.40        4.38         4.38
2004                               73,279   2.268841   2.268841   166,259      1.63        1.40      1.40        9.97         9.97
FIDELITY VIP EQUITY-INCOME
   PORTFOLIO SERVICE CLASS 2
2008                                8,154   0.954826   0.779534     6,356      2.16        1.35      1.75      -43.82       -43.58
2007                                9,945   1.699445   1.381782    13,742      1.55        1.35      1.75       -0.50        -0.10
2006                               11,397   1.707978   1.383096    15,763      2.96        1.35      1.75       17.83        18.31
2005                               12,318   1.449520   1.169044    14,401      1.53        1.35      1.75        3.72         4.14
2004                               15,509   1.397481   1.122517    17,411      1.53        1.35      1.75        9.29         9.73
FIDELITY VIP GROWTH PORTFOLIO
2008                               21,946   1.490197   1.490197    32,704      0.76        1.40      1.40      -47.91       -47.91
2007                               26,316   2.860724   2.860724    75,282      0.85        1.40      1.40       25.19        25.19
2006                               32,819   2.285138   2.285138    74,996      0.42        1.40      1.40        5.35         5.35
2005                               40,830   2.169021   2.169021    88,561      0.54        1.40      1.40        4.32         4.32
2004                               52,885   2.079242   2.079242   109,960      0.28        1.40      1.40        1.93         1.93

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
FIDELITY VIP GROWTH PORTFOLIO
   SERVICE CLASS 2
2008                                4,544   0.912899   0.508417     2,311      0.55        1.35      1.75      -48.23       -48.02
2007                                5,453   1.763446   0.978118     5,335      0.41        1.35      1.75       24.44        24.95
2006                                6,445   1.417060   0.782807     5,046      0.18        1.35      1.75        4.71         5.13
2005                                7,812   1.353359   0.744586     5,817      0.32        1.35      1.75        3.66         4.08
2004                               11,008   1.305615   0.715402     7,876      0.13        1.35      1.75        1.32         1.73
FIDELITY VIP GROWTH & INCOME
   PORTFOLIO
2008                                6,091   0.691502   0.691502     4,212      1.03        1.40      1.40      -42.52       -42.52
2007                                8,773   1.203011   1.203011    10,554      1.94        1.40      1.40       10.56        10.56
2006                                9,280   1.088146   1.088146    10,098      0.92        1.40      1.40       11.59        11.59
2005                               11,245   0.975114   0.975114    10,965      1.58        1.40      1.40        6.13         6.13
2004                               13,053   0.918805   0.918805    11,993      0.89        1.40      1.40        4.32         4.32
FIDELITY VIP GROWTH & INCOME
   PORTFOLIO SERVICE CLASS 2
2008                                1,390   0.693032   0.693032       963      0.95        1.35      1.35      -42.68       -42.68
2007                                1,605   1.209143   1.209143     1,940      1.42        1.35      1.35       10.35        10.35
2006                                2,050   1.095746   1.095746     2,246      0.73        1.35      1.35       11.33        11.33
2005                                2,373   0.984221   0.984221     2,336      1.44        1.35      1.35        5.95         5.95
2004                                3,305   0.928956   0.928956     3,070      0.78        1.35      1.35        4.10         4.10
FIDELITY VIP HIGH INCOME
   PORTFOLIO
2008                               24,893   1.102505   1.102505    27,445      7.73        1.40      1.40      -26.04       -26.04
2007                               31,959   1.490600   1.490600    47,638      7.51        1.40      1.40        1.35         1.35
2006                               39,175   1.470778   1.470778    57,617      7.19        1.40      1.40        9.68         9.68
2005                               47,686   1.340968   1.340968    63,946     14.99        1.40      1.40        1.26         1.26
2004                               61,378   1.324235   1.324235    81,279      9.22        1.40      1.40        8.06         8.06
FIDELITY VIP HIGH INCOME
   PORTFOLIO SERVICE CLASS 2
2008                                4,952   0.949968   0.949968     4,704      7.64        1.35      1.35      -26.15       -26.15
2007                                4,355   1.286396   1.286396     5,602      6.54        1.35      1.35        1.16         1.16
2006                                6,192   1.271660   1.271660     7,874      7.43        1.35      1.35        9.53         9.53
2005                                7,098   1.161050   1.161050     8,241     15.45        1.35      1.35        0.93         0.93
2004                                8,826   1.150340   1.150340    10,153      9.49        1.35      1.35        7.91         7.91
FIDELITY VIP MID CAP PORTFOLIO
2008                               16,357   1.318096   1.318096    21,560      0.44        1.40      1.40      -40.29       -40.29
2007                               20,407   2.207552   2.207552    45,051      0.94        1.40      1.40       14.01        14.01
2006                               27,207   1.936299   1.936299    52,682      0.37        1.40      1.40       11.12        11.12
2005                               32,957   1.742500   1.742500    57,427       N/A        1.40      1.40       16.65        16.65
2004                               33,168   1.493794   1.493794    49,546       N/A        1.40      1.40       23.17        23.17

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
FIDELITY VIP MID CAP PORTFOLIO
   SERVICE CLASS 2
2008                                3,491   1.407220   1.328681     4,638      0.24        1.35      1.75      -40.67       -40.42
2007                                4,494   2.371650   2.230199    10,022      0.51        1.35      1.75       13.32        13.78
2006                                5,369   2.092891   1.960081    10,525      0.20        1.35      1.75       10.44        10.89
2005                                7,155   1.895105   1.767651    12,647       N/A        1.35      1.75       15.95        16.42
2004                                7,090   1.634377   1.518283    10,765       N/A        1.35      1.75       22.48        22.98
FIDELITY VIP VALUE STRATEGIES
   PORTFOLIO SERVICE CLASS 2
2008                                2,962   0.752076   0.754575     2,229      0.48        1.35      1.40      -51.97       -51.94
2007                                3,715   1.565803   1.570221     5,819      0.60        1.35      1.40        3.97         4.02
2006                                3,790   1.506082   1.509578     5,709      0.34        1.35      1.40       14.38        14.44
2005                                3,989   1.316693   1.319087     5,253       N/A        1.35      1.40        0.99         1.04
2004                                5,402   1.303743   1.305452     7,044       N/A        1.35      1.40       12.25        12.30
FT VIP FRANKLIN LARGE CAP
   GROWTH SECURITIES FUND
   CLASS 2
2008                                2,982   0.804070   0.806779     2,399      1.28        1.35      1.40      -35.45       -35.41
2007                                3,787   1.245569   1.249156     4,718      0.73        1.35      1.40        4.74         4.80
2006                                4,212   1.189163   1.191995     5,010      0.77        1.35      1.40        9.34         9.40
2005                                4,913   1.087551   1.089589     5,344      0.57        1.35      1.40       -0.36        -0.31
2004                                5,299   1.091442   1.092941     5,785      0.46        1.35      1.40        6.42         6.48
FT VIP FRANKLIN SMALL CAP VALUE
   SECURITIES FUND CLASS 2
2008                                6,218   1.238446   0.995651     6,175      1.17        1.35      1.75      -34.19       -33.92
2007                                7,432   1.881872   1.506770    11,172      0.66        1.35      1.75       -4.09        -3.70
2006                               10,126   1.962088   1.564633    15,815      0.63        1.35      1.75       14.93        15.40
2005                               11,571   1.707152   1.355822    15,668      0.76        1.35      1.75        6.86         7.30
2004                                9,929   1.597516   1.263601    12,534      0.15        1.35      1.75       21.58        22.08
FT VIP FRANKLIN SMALL-MID CAP
   GROWTH SECURITIES FUND
   CLASS 2
2008                               14,421   0.518852   0.587527     7,658       N/A        1.35      1.40      -43.30       -43.27
2007                               17,300   0.915109   1.035717    16,215       N/A        1.35      1.40        9.69         9.74
2006                               22,058   0.834306   0.943790    18,812       N/A        1.35      1.40        7.17         7.23
2005                               25,707   0.778485   0.880181    20,451       N/A        1.35      1.40        3.32         3.37
2004                               31,115   0.753469   0.851460    24,042       N/A        1.35      1.40        9.91         9.97
FT VIP MUTUAL SHARES SECURITIES
   FUND CLASS 2
2008                               21,608   1.059565   1.074758    23,225      2.85        1.35      1.75      -38.21       -37.96
2007                               27,732   1.714838   1.732332    48,065      1.45        1.35      1.75        1.67         2.08
2006                               31,738   1.686710   1.696997    53,908      1.30        1.35      1.75       16.31        16.78
2005                               34,595   1.450197   1.453138    50,338      0.89        1.35      1.75        8.62         9.06
2004                               35,579   1.335110   1.332405    47,488      0.78        1.35      1.75       10.66        11.11

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
FT VIP TEMPLETON FOREIGN
   SECURITIES FUND CLASS 2
2008                                9,463   1.224510   1.044187     9,854      2.48        1.35      1.75      -41.42       -41.18
2007                               12,472   2.090428   1.775341    22,091      1.91        1.35      1.75       13.44        13.90
2006                               14,908   1.842808   1.558695    23,193      1.23        1.35      1.75       19.32        19.81
2005                               15,953   1.544410   1.301013    20,722      1.21        1.35      1.75        8.24         8.68
2004                               12,466   1.426828   1.197091    14,906      0.94        1.35      1.75       16.46        16.93
GOLDMAN SACHS VIT CAPITAL
   GROWTH FUND SERVICE SHARES
2008                               41,331   0.893270   0.481621    54,059       N/A        1.35      1.75      -42.97       -42.73
2007                               50,065   1.566229   0.841030   114,546      0.07        1.35      1.75        8.09         8.53
2006                               63,425   1.449057   0.774953   134,776      0.02        1.35      1.75        7.22         7.65
2005                               78,579   1.351503   0.719851   155,464      0.24        1.35      1.75        5.50         5.93
2004                               99,988   1.281000   0.679535   188,707       N/A        1.35      1.75        5.56         5.99
GOLDMAN SACHS VIT CORE FIXED
   INCOME FUND SERVICE SHARES
2008                               54,453   1.016410   1.196510    85,978      5.01        1.35      1.75      -10.18        -9.82
2007                               70,028   1.131632   1.326752   122,788      4.54        1.35      1.75        4.95         5.37
2006                               78,263   1.078294   1.259101   130,650      4.44        1.35      1.75        2.38         2.80
2005                               92,635   1.053198   1.224822   151,161      4.69        1.35      1.75        0.06         0.47
2004                              109,395   1.052554   1.219109   177,618      5.22        1.35      1.75        2.16         2.57
GOLDMAN SACHS VIT EQUITY INDEX
   FUND SERVICE SHARES
2008                               78,734   1.013696   0.678075    50,896      1.70        1.35      1.75      -38.36       -38.11
2007                               94,754   1.644646   1.095658    98,959      1.61        1.35      1.75        3.48         3.90
2006                              123,010   1.589354   1.054535   123,664      1.53        1.35      1.75       13.46        13.92
2005                              156,603   1.400824   0.925677   138,238      1.37        1.35      1.75        2.56         2.97
2004                              195,495   1.365923   0.898954   167,629      1.57        1.35      1.75        8.39         8.83
GOLDMAN SACHS VIT GOVERNMENT
   INCOME FUND SERVICE SHARES
2008                               27,404   1.192337   1.196361    32,699      4.46        1.35      1.40        1.71         1.76
2007                               20,722   1.172295   1.175661    24,305      4.06        1.35      1.40        5.84         5.89
2006                               19,039   1.037176   1.110263    21,094      4.12        1.35      1.75        2.23         2.65
2005                               21,199   1.014534   1.081615    22,891      3.52        1.35      1.75       -0.23         0.18
2004                               24,580   1.016833   1.079672    26,505      3.63        1.35      1.75        0.33         0.74
GOLDMAN SACHS VIT GROWTH
   OPPORTUNITIES FUND SERVICE
   SHARES
2008                               13,208   2.403340   1.020418    29,868       N/A        1.35      1.40      -41.64       -41.61
2007                               16,916   4.117882   1.747505    65,263       N/A        1.35      1.40       17.70        17.76
2006                               21,896   3.498538   1.483924    72,234       N/A        1.35      1.40        4.25         4.30
2005                               28,881   3.355960   1.422720    91,186       N/A        1.35      1.40       13.08        13.13
2004                               36,156   2.967862   1.257557   101,199       N/A        1.35      1.40       16.96        17.02

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
GOLDMAN SACHS VIT MID CAP VALUE
   FUND SERVICE SHARES
2008                               21,920   1.194996   1.215405    28,988      0.71        1.35      1.75      -38.31       -38.06
2007                               28,145   1.937171   1.962256    60,125      0.59        1.35      1.75        1.35         1.77
2006                               36,394   1.911310   1.928214    76,406      1.23        1.35      1.75       13.39        13.85
2005                               44,763   1.685671   1.693688    82,705       N/A        1.35      1.75        5.31         5.74
2004                               55,550   1.600723   1.601805    97,115      0.06        1.35      1.75       17.26        17.74
GOLDMAN SACHS VIT MONEY MARKET
   FUND SERVICE SHARES
2008                               65,097   1.054834   1.122982    91,852      2.22        1.35      1.75        0.46         0.87
2007                               66,462   1.049993   1.113286    92,803      4.86        1.35      1.75        3.15         3.57
2006                               66,305   1.017970   1.074961    89,505      4.57        1.35      1.75        2.84         3.26
2005                               74,861   0.989877   1.041048    97,246      2.64        1.35      1.75        0.94         1.35
2004                               88,223   0.980656   1.027169   113,550      0.89        1.35      1.75       -0.85        -0.45
GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND
   SERVICE SHARES
2008                               29,604   1.012043   0.682724    33,852      2.57        1.35      1.75      -47.04       -46.82
2007                               35,484   1.910793   1.283782    76,412      1.20        1.35      1.75        5.97         6.40
2006                               44,386   1.803159   1.206557    90,348      2.45        1.35      1.75       19.37        19.86
2005                               55,941   1.510543   1.006654    95,550      1.42        1.35      1.75       10.44        10.89
2004                               72,080   1.367710   0.907772   111,285      1.25        1.35      1.75       12.47        12.92
GOLDMAN SACHS VIT STRUCTURED
   U.S. EQUITY FUND SERVICE
   SHARES
2008                                2,025   0.937525   0.780787     1,576      1.48        1.35      1.75      -38.23       -37.98
2007                                2,244   1.517821   1.258930     2,819      0.89        1.35      1.75       -3.44        -3.04
2006                                2,753   1.571847   1.298453     3,568      1.35        1.35      1.75       10.68        11.13
2005                                2,467   1.420149   1.168380     2,879      0.77        1.35      1.75        4.17         4.60
2004                                2,858   1.363266   1.117042     3,191      1.06        1.35      1.75        8.48         8.92
JANUS ASPEN GROWTH AND INCOME
   PORTFOLIO SERVICE SHARES
2008                                8,813   0.585678   0.633532     5,221      0.76        1.35      1.40      -42.10       -42.07
2007                               11,861   1.011545   1.093644    12,132      1.76        1.35      1.40        6.93         6.98
2006                               14,978   0.945987   1.022243    14,317      1.30        1.35      1.40        6.27         6.32
2005                               16,560   0.890200   0.961469    14,913      0.37        1.35      1.40       10.54        10.60
2004                               17,869   0.805292   0.869324    14,561      0.38        1.35      1.40       10.12        10.17
JANUS ASPEN INTERNATIONAL
   GROWTH PORTFOLIO SERVICE
   SHARES
2008                               14,827   0.839412   0.928207    12,736      1.11        1.35      1.40      -52.90       -52.88
2007                               18,410   1.782162   1.969686    33,446      0.43        1.35      1.40       26.23        26.29
2006                               19,907   1.411882   1.559653    28,665      1.88        1.35      1.40       44.58        44.65
2005                               19,134   0.976556   1.078230    19,048      1.09        1.35      1.40       30.09        30.16
2004                               17,180   0.750650   0.828385    13,219      0.85        1.35      1.40       17.03        17.09

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
JANUS ASPEN LARGE CAP GROWTH
   PORTFOLIO SERVICE SHARES
2008                               17,033   0.456246   0.506377     8,033      0.57        1.35      1.40      -40.71       -40.68
2007                               20,917   0.769519   0.853646    16,645      0.57        1.35      1.40       13.19        13.25
2006                               23,062   0.679843   0.753787    16,189      0.27        1.35      1.40        9.58         9.63
2005                               27,326   0.620422   0.687555    17,523      0.13        1.35      1.40        2.56         2.61
2004                               32,210   0.604952   0.670078    20,096      N/A         1.35      1.40        2.74         2.80
JANUS ASPEN MID CAP GROWTH
   PORTFOLIO SERVICE SHARES
2008                                6,152   0.406625   0.512781     2,647      0.05        1.35      1.40      -44.64       -44.62
2007                                9,725   0.734572   0.925877     7,628      0.07        1.35      1.40       20.04        20.10
2006                                8,530   0.611946   0.770930     5,572      N/A         1.35      1.40       11.72        11.78
2005                                9,705   0.547757   0.689705     5,698      N/A         1.35      1.40       10.46        10.51
2004                               10,449   0.495894   0.624083     5,573      N/A         1.35      1.40       18.79        18.85
MFS(R) MID CAP GROWTH SERIES
   SERVICE SHARES
2008                                2,309   0.568572   0.570479     1,314      N/A         1.35      1.40      -52.27       -52.25
2007                                3,371   1.191298   1.194682     4,017      N/A         1.35      1.40        7.98         8.03
2006                                3,961   1.103299   1.105877     4,373      N/A         1.35      1.40        0.86         0.91
2005                                5,241   1.093856   1.095850     5,735      N/A         1.35      1.40        1.42         1.47
2004                                6,785   1.078574   1.079989     7,320      N/A         1.35      1.40       12.78        12.83
MFS(R) NEW DISCOVERY SERIES
   SERVICE SHARES
2008                                1,175   0.713707   0.716124       839      N/A         1.35      1.40      -40.37       -40.34
2007                                1,318   1.196838   1.200291     1,578      N/A         1.35      1.40        0.82         0.87
2006                                1,774   1.187119   1.189936     2,106      N/A         1.35      1.40       11.35        11.40
2005                                1,980   1.066118   1.068119     2,111      N/A         1.35      1.40        3.56         3.61
2004                                2,599   1.029464   1.030872     2,676      N/A         1.35      1.40        4.72         4.78
MFS(R) TOTAL RETURN SERIES
   SERVICE SHARES
2008                               13,154   1.084737   1.007853    13,220      3.03        1.35      1.75      -23.68       -23.37
2007                               15,826   1.421321   1.315222    20,765      2.33        1.35      1.75        2.12         2.53
2006                               18,977   1.391867   1.282742    24,296      2.20        1.35      1.75        9.67        10.12
2005                               22,245   1.269135   1.164901    25,873      1.87        1.35      1.75        0.80         1.21
2004                               19,554   1.259052   1.150953    22,481      1.50        1.35      1.75        9.09         9.53
MFS(R) UTILITIES SERIES SERVICE
   SHARES
2008                                4,193   1.639398   1.645058     6,874      1.35        1.35      1.40      -38.68       -38.65
2007                                5,465   2.673544   2.681427    14,612      0.82        1.35      1.40       25.77        25.84
2006                                6,186   2.125712   2.130898    13,152      1.89        1.35      1.40       29.13        29.19
2005                                6,582   1.646204   1.649386    10,836      0.41        1.35      1.40       14.94        15.00
2004                                4,523   1.432226   1.434262     6,478      1.10        1.35      1.40       28.03        28.09

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
OPPENHEIMER BALANCED FUND/VA
   SERVICE SHARES
2008                                3,959   0.756743   0.759260     2,996      2.94        1.35      1.40      -44.41       -44.38
2007                                5,148   1.361189   1.365045     7,008      1.97        1.35      1.40        2.04         2.09
2006                                5,575   1.489395   1.337112     7,438      1.89        1.35      1.75        8.92         9.36
2005                                4,650   1.367462   1.222664     5,677      1.54        1.35      1.75        1.86         2.27
2004                                3,666   1.342513   1.195492     4,379      0.86        1.35      1.75        7.87         8.31
OPPENHEIMER CAPITAL
   APPRECIATION FUND/VA SERVICE
   SHARES
2008                                3,999   0.886900   0.704658     2,811      N/A         1.35      1.75      -46.61       -46.40
2007                                5,491   1.661316   1.314572     7,202      0.01        1.35      1.75       11.87        12.32
2006                                8,334   1.485087   1.170365     9,735      0.20        1.35      1.75        5.80         6.23
2005                                9,841   1.403709   1.101745    10,827      0.64        1.35      1.75        3.03         3.45
2004                                7,458   1.063591   1.065031     7,934      0.23        1.35      1.40        5.12         5.18
OPPENHEIMER GLOBAL SECURITIES
   FUND/VA SERVICE SHARES
2008                                9,459   1.247996   1.021377     9,636      1.43        1.35      1.75      -41.38       -41.14
2007                               13,509   2.128835   1.735201    23,388      1.26        1.35      1.75        4.22         4.65
2006                               17,300   2.042551   1.658127    28,633      0.87        1.35      1.75       15.31        15.78
2005                               18,172   1.771332   1.432125    25,985      0.76        1.35      1.75       12.06        12.52
2004                               13,922   1.580631   1.272770    17,700      1.12        1.35      1.75       16.80        17.27
OPPENHEIMER HIGH INCOME FUND/VA
   SERVICE SHARES
2008                                6,003   0.295916   0.279056     1,670      7.73        1.35      1.75      -78.95       -78.86
2007                                7,138   1.405619   1.320231     9,401      7.04        1.35      1.75       -2.21        -1.81
2006                                8,442   1.437419   1.344612    11,330      7.50        1.35      1.75        7.31         7.75
2005                                9,419   1.339445   1.247883    11,737      6.67        1.35      1.75        0.22         0.63
2004                               11,789   1.336499   1.240090    14,604      6.40        1.35      1.75        6.83         7.26
OPPENHEIMER MAIN STREET
   FUND(R)/VA SERVICE SHARES
2008                                2,563   0.791719   0.794416     2,030      1.33        1.35      1.40      -39.49       -39.46
2007                                3,346   1.308312   1.312113     4,379      0.90        1.35      1.40        2.69         2.74
2006                                4,252   1.512804   1.277058     5,420      1.04        1.35      1.75       12.75        13.21
2005                                5,380   1.341730   1.128050     6,060      1.20        1.35      1.75        3.89         4.31
2004                                6,006   1.291492   1.081402     6,488      0.71        1.35      1.75        7.24         7.67
PIONEER FUND VCT PORTFOLIO
   CLASS II
2008                                7,563   0.763323   0.766278     5,779      1.54        1.35      1.40      -35.29       -35.25
2007                                8,231   1.179521   1.183477     9,718      0.97        1.35      1.40        3.32         3.37
2006                               10,279   1.141639   1.144882    11,742      1.09        1.35      1.40       14.73        14.78
2005                               12,638   0.995097   0.997425    12,584      1.10        1.35      1.40        4.45         4.51
2004                               13,599   0.952682   0.954425    12,963      0.94        1.35      1.40        9.37         9.43

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------   --------------------------------------------------------
                                              UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                              VALUE      VALUE      NET       INCOME      RATIO     RATIO      RETURN       RETURN
                                   UNITS     LOWEST     HIGHEST    ASSETS      RATIO      LOWEST   HIGHEST     LOWEST       HIGHEST
                                   (000s)    ($) (4)    ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                  -------   --------   --------   -------   ----------   -------   -------   ----------   ----------
PIONEER REAL ESTATE SHARES VCT
   PORTFOLIO CLASS II
2008                                5,890   1.418112   1.423667     8,358      3.84        1.35      1.40      -39.21       -39.18
2007                                7,966   2.332982   2.340921    18,596      2.46        1.35      1.40      -20.23       -20.19
2006                               11,664   2.924668   2.933129    34,131      2.33        1.35      1.40       34.57        34.64
2005                               13,328   2.173274   2.178453    28,979      3.07        1.35      1.40       13.25        13.31
2004                               14,329   1.919024   1.922613    27,507      3.60        1.35      1.40       33.50        33.56
T. ROWE PRICE INTERNATIONAL
   STOCK PORTFOLIO
2008                               31,588   1.005518   0.686661    29,112      1.91        1.35      1.40      -49.42       -49.40
2007                               36,351   1.988050   1.356939    66,164      1.33        1.35      1.40       11.45        11.51
2006                               44,012   1.783808   1.216924    71,913      1.14        1.35      1.40       17.43        17.49
2005                               50,318   1.519095   1.035812    70,265      1.51        1.35      1.40       14.41        14.47
2004                               63,572   1.327750   0.904880    77,565      1.07        1.35      1.40       12.18        12.24

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

               EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

                           (a) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                           (b)  Underwriting and Administrative Service
                                Agreement dated May 1, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2009, in Post-Effective Amendment No. 35 (File Nos. 33-47216, 811-6632), and is
                                incorporated by reference herein.

                           (c) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                                (a)  Contract Form A3028-99;

                                (b)  Specification Pages Form A8028-99;

                                (c) Enhanced Death Benefit "EDB" Rider (Form 3263-99);

                                (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);

                                (e) Trail Employee Program Endorsement (Form 3275-99);

                                (f) Trail Employee Program Endorsement (Form 3275-99); and

                                (g) Annuitization Withdrawal Endorsement (Form 3276-99);

                                (h)  EER Rider (Form 3240-01) was previously
                                     filed on August 3, 2001 in Post-Effective
                                     Amendment No. 6 of Registrant's
                                     Registration Statement (File Nos.
                                     333-78245, 811-6632), and is incorporated
                                     by reference herein.

                                (i)  EDB Rider (Form 3241-01) was previously
                                     filed on August 3, 2001 in Post-Effective
                                     Amendment No. 6 of Registrant's
                                     Registration Statement (File Nos.
                                     333-78245, 811-6632), and is incorporated
                                     by reference herein.

                                (j) Form of 15% Breakthrough EDB Rider (Form 3316-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                     incorporated by reference herein.;

                                (k) Form of 10% Breakthrough EDB Rider (Form 3315-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                                     incorporated by reference herein.

                                (l) Form of Annual Step-Up With 5% Yield (Form 3312-02) (In Texas Form 3311-02) was
                                     previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

                                (m) Form of 15% Breakthrough with 5% Yield EDB Rider (Form 3318-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos.
                                     333-78245/811-6632), and is incorporated by
                                     reference herein.

                                (n) Form of 10% Breakthrough with 5% Yield EDB Rider (Form 3317-02); and Form of Annual Step-Up with 7% Yield EDB Rider (Form 3314-02) were previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and are
                                     incorporated by reference herein.

                                (o) 5% Discount Rider was previously filed in April 19, 2002 in Post-Effective Amendment No. 11 of Registrant's Registration Statement (Nos. 333-78245/811-06632), and
                                     are incorporated by reference herein.

                                (p) 7% EDB Rider (Form 3306-1) and 7% EDB Rider with Annual Step-up Rider (Form 3307-01) was previously filed in April 19, 2002 in Post-Effective Amendment No. 7 of Registrant's Registration Statement (Nos. 333-92115/811-6632), and are incorporated by reference herein.

                                (q)  TSA-Endorsement 4012-07 (Rev. 12-08)
                                     will be filed in April of 2009 in
                                     Registrant's Post-Effective Amendment
                                     No. 30 (Registration Statement No.
                                     33-39702/811-6293), and is incorporated
                                     by reference herein.

               EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

               EXHIBIT 7   (a)  Variable Annuity GMDB Reinsurance Agreement
                                between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-

                                Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                           (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

               EXHIBIT 8   (a)  Directors' Powers of Attorney are filed
                                herewith.

                           (b) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                           (c) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is
                                incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                           (d) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                           (e) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February

                                10, 2006 in Registrant's Post-Effective
                                Amendment No. 27 (Registration Statement No.
                                33-39702/811-6293, and is incorporated by reference herein.

                           (f) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is
                                incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                           (g) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is
                                incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is
                                incorporated by reference herein.

               EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's
                                Post-Effective Amendment No. 17 (File
                                Nos. 333-78245/811-6632), and is
                                incorporated by reference herein.

               EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

               EXHIBIT 11       None.

               EXHIBIT 12       None.

               EXHIBIT 13  (a)  Form of Amendment to the Allmerica Investment
                                Trust Participation Agreement dated May 1, 2003 was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated March 15, 2001 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                           (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on

                                April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                           (c) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                                incorporated by reference herein.

                           (d) Amended And Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are
                                incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                                incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (e) Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-

                                6293, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                                incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                                incorporated by reference herein.

                           (f) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 19, 2002 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06293, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                           (h) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (i) Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton

                                Variable Insurance Products Trust,
                                Franklin/Templeton Distributors, Inc., and
                                Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is
                                incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                                incorporated by reference herein.

                           (j)  Amendment dated October 31, 2001 to the
                                Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (l) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in

                                April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                                incorporated by reference herein.

                           (m)  Eaton Vance Participation Agreement was
                                previously filed in April 19, 2002 in
                                Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is incorporated by reference herein.

                           (n) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                           (o) Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed in April of 2009 in Registrant's Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity And Life Insurance Company as amended May 1, 2002 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                           (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                           (q) Amended And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No.
                                33-39702/811-6293), and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No.
                                33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY  10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

     The principal business address of the following Director** is:
     1 New York Plaza
     New York, NY 10004

     The principal business address of the following Officer*** is:
     101 Constitution Avenue, NW, Suite 1000 East
     Washington, DC 20001

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                           POSITION WITH COMPANY
----                           ---------------------
Allan S. Levine*               Chairman of the Board
Manda J. D'Agata*              Director, Vice President and Treasurer
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen**                Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Michael S. Rotter*             Director
Laura Bryant                   Vice President and Chief Operating Officer
John Fowler*                   Vice President

Jane S. Grosso                 Vice President and Controller
Jonathan Hecht*                Vice President and Actuary
Justin MacNeil                 Vice President
Eleanor L. Kitzman***          Senior Vice President and Director of Regulatory Affairs
Timothy D. Rogers              Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Assistant Corporate Secretary
Scott D. Silverman             Vice President, General Counsel and Corporate Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                         THE GOLDMAN SACHS GROUP, INC.

                                                                          NUMBER
                                                                            OF                PARENT              PARENT
ENTITY DESCRIPTION         PURPOSE                           DOMICILE     OWNERS               NAME              OWNERSHIP
-------------------------- --------------------------------- ------------ ------ ------------------------------- ---------
GOLDMAN, SACHS & CO.       Broker/dealer engaging in         New York        2   THE GOLDMAN, SACHS & CO. L.L.C.   0.2000%
                           proprietary & agency
                           transactions in fixed
                           income, equity and currency                           THE GOLDMAN SACHS GROUP, INC.    99.8000%
                           markets; principal provider                                                           ---------
                           of the Firm's investment                                                              100.0000%
                           banking services; primary
                           dealer effective 12/74;
                           member NYSE since 1/1/27.



THE GOLDMAN, SACHS & CO.   General partner of Goldman,       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     Sachs & Co.

THE J. ARON CORPORATION    General partner of J. Aron        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           & Company and J. Aron
                           Holdings L.P.

J. ARON HOLDINGS, L.P.     General partner of J. Aron        Delaware        2   THE J. ARON CORPORATION           0.2000%
                           & Company.
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.8000%
                                                                                                                 ---------
                                                                                                                 100.0000%

THE GOLDMAN SACHS GROUP,   Firm's ultimate parent            Delaware        0                                     0.0000%
INC.                       company; leading global
                           investment banking and
                           securities firm that
                           provides a wide range of
                           services worldwide to a
                           substantial and diversified
                           client base.

EPOCH SECURITIES, INC.     An investment bank that           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           uses sophisticated
                           technology to connect to
                           individual investors in the
                           United States.

SCADBURY UK LIMITED        Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

GS FUNDING EUROPE LIMITED  Established as part of an         United          1   GS FINANCIAL SERVICES II, LLC   100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

AMAGANSETT II ASSETS       Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

SCADBURY FUNDING LIMITED   This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

AMAGANSETT FUNDING LIMITED Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

AMAGANSETT ASSETS          This entity was set up as         England         2   GS FUNDING EUROPE LIMITED        99.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           AMAGANSETT FUNDING LIMITED        1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SCADBURY II ASSETS LIMITED This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

GSFS PRINCIPAL STRATEGIES  part of the Killingholme          Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           restructure in the AmSSG          Islands             (DEL)
                           business

GSTM LLC                   capital management                Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

GS SERVICIOS FINANCIEROS   Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
DE MEXICO                  derivatives and Lending                               COMPANIA, S. DE R.L. DE C.V.
                           respectively) with local
                           Mexican clients that are
                           prohibited from trading                               GS FINANCIAL SERVICES L.P.       99.9980%
                           with foreign                                          (DEL)
                           counterparties. (E.g. local                                                           ---------
                           govt bodies etc).                                                                     100.0000%



INDEPENDENCE POWER         Retail marketer licensed to       Delaware        1   J. ARON & COMPANY               100.0000%
MARKETING, LLC             sell power in the state of
                           Maine.

GSTP LLC                   Aircraft ownership and            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           leasing

GOLDMAN SACHS FINANCIAL    OTC derivatives dealer            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
MARKETS L.L.C.             (also commonly known as BD
                           Lite).  It currently
                           engages in OTC options on
                           the S&P 500 Index.

GSJC 50 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC LAND L.L.C.           Land owner for construction       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           project in Jersey City.

GSJC 30 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC MASTER LESSEE L.L.C.  Jersey City Property              Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

MLK DRIVE URBAN RENEWAL    Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     agent for construction
                           project in Jersey City.

PH PIER MANAGEMENT LLC     Purchasing, investing in,         Delaware        1   GSJC LAND L.L.C.                100.0000%
                           financing, selling, leasing
                           and otherwise dealing with
                           direct and indirect
                           interests in real estate
                           assets (including mortgage
                           loans) and in companies or
                           entities owning, leasing
                           and otherwise operating and
                           maintaining such asset

REP ELD GEN-PAR, L.L.C.    To serve as General Partner       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           of REP ELD Real Estate, L.P.

CALAIS LNG PROJECT         To hold physical                  Delaware        1   GS POWER HOLDINGS LLC           100.0000%
COMPANY, LLC               commodities development
                           project.

ARCHON GROUP, L.P.         Real estate property/asset        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           manager
                                                                                 ARCHON GEN-PAR, INC.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GEN-PAR, INC.       1% general partner of             Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Archon Group, L.P.

ARCHON GROUP ITALIA,       Provides consulting               Italy           1   ARCHON INTERNATIONAL, INC.      100.0000%
S.R.L.                     services relating to
                           assignment, acquisition,
                           evaluation and management
                           of immovable assets and/or
                           assignment & management of
                           credits.

ARCHON INTERNATIONAL, INC. Holding company for Archon        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Italy and Archon Germany

ARCHON GROUP DEUTSCHLAND   Consultancy on economic and       Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
GmbH                       technical aspects of
                           investment in real estate.
                           Set up to support Archon's
                           activities in Germany.

GOLDMAN SACHS COMMERCIAL   To invest / orignate              Delaware        2   GOLDMAN SACHS COMMERCIAL          1.0000%
MORTGAGE CAPITAL, L.P.     commercial mortgagesTo                                MORTGAGE CAPITAL, LLC
                           invest / orignate
                           commercial mortgages                                  GOLDMAN SACHS BANK USA           99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS COMMERCIAL   general partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MORTGAGE CAPITAL, LLC      Sachs Commerical Mortgage
                           Capital, L.P.

SPF ONE IL, LLC            Serve as intermediate             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           (intercompany) lender to
                           GS&Co as part of
                           non-recourse financing
                           transaction.  Strategic
                           capital planning entity.

GS&CO ZURICH REPR. OFFICE  Provides sales & mkting for       New York        1   GOLDMAN, SACHS & CO.            100.0000%
                           the equity mkt

SAVOY ASSOCIATES, LLC      Entity is a condominium           Delaware        1   REP SVY REALTY HOLDINGS, L.L.C. 100.0000%
                           developer that is engaged
                           in the business of selling
                           its developed properties.

GOLDMAN SACHS (FRANCE)     1% owner of Goldman Sachs         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE, L.L.C.            Overseas Finance, L.P.;
                           formerly owned 2 Hong Kong
                           companies which have since
                           been liquidated.
                           Non-regulated holding
                           company.

AVELO MORTGAGE, L.L.C.     Mortgage Lending and              Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Servicing Company
                           (single-family)

GOLDMAN SACHS (ASIA)       Broker/dealer with dealing        Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
L.L.C.                     and underwriting business.                            (HONG KONG) LIMITED
                           Registered in HK with HK
                           Coy Registry.  Date of
                           registration in HK 22nd
                           July 1994.Licensed under
                           the HK Securities and
                           Futures Ordinance for the
                           following regulated
                           activities: Type 1 dealing
                           in secur

GS KOREAN BRANCH           Investment bank                   New York        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%

GOLDMAN SACHS (ASIA)       Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
SECURITIES LIMITED         dealing in securities adn                             (HONG KONG) LIMITED
                           listed options on behalf of
                           affiliated companies on The
                           Stock Exchange of Hong Kong
                           Limited.

GOLDMAN SACHS              Holding company for PT            Delaware        2   GOLDMAN SACHS GLOBAL              1.0000%
(ASIA PACIFIC) L.L.C.      Goldman Sachs Indonesia.                              HOLDINGS L.L.C.
                           Entity in joint operating
                           agreement with Indonesian                             GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           firm.  Generates investment                           COMPANY                         ---------
                           banking fee income.                                                                   100.0000%



SENNA INVESTMENTS          To invest in KAMCO I loans        Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
(IRELAND) LIMITED          purchased from Restamove                              (DEL)
                           Ireland Limited.  (Loans
                           classified as non accrual
                           but is continuing to pay
                           interest.); to ring-fence
                           litigious ASSG KAMCO loan
                           positions from other firm
                           assets within a
                           tax-efficient legal entity

Goldman Sachs              Licensed bank in the U.K.         England         1   GOLDMAN SACHS                   100.0000%
International Ba           performs foreign currency                             INTERNATIONAL BANK
                           option and swap trading and
                           is a deposit-taking
                           institution

PEARL TECH L.L.C.          To hold partnership               Delaware        2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
                           interests in a vehicle
                           which owns a Washington DC
                           office building.                                      GOLDMAN SACHS CREDIT PARTNERS    99.0000%
                                                                                 L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Fund Administration               Nova Scotia     1   GOLDMAN SACHS                   100.0000%
ADMINISTRATION SERVICES                                                          ADMINISTRATION SERVICES
(CANADA) CO.                                                                     (CANADA) HOLDINGS LP

GOLDMAN SACHS              holding company for Goldman       Delaware        3   GOLDMAN SACHS                     1.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  ADMINISTRATION SERVICES
(CANADA) HOLDINGS LP       Services (Canada) Co.                                 (CANADA) HOLDINGS LLC

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              general partner for Goldman       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  (DEL)
(CANADA) HOLDINGS LLC      Services (Canada) Holdings
                           LP

GOLDMAN SACHS (CHINA)      Formed to set up                  Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Offices in
                           Beijing and Shanghai
                           engaging in liaison                                   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           activities.                                           L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON CAPITAL BANK        German Bank holding a             Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
DEUTSCHLAND GMBH           portfolio of german
                           non-performing loans and a
                           restricted banking licence

GOLDMAN SACHS ASSET        Asset management1)                Korea           1   GOLDMAN SACHS ASSET             100.0000%
MANAGEMENT KOREA CO., LTD. Managing, and/or giving                               MANAGEMENT, L.P.
                           management instructions in
                           respect of the investment
                           trusts under the Indirect
                           Investment Asset Management
                           Business Act (the
                           ???AMBA???);2) Managing
                           investment companies under
                           the AMBA; 3) Distributing
                           indire

GS INVESTMENT STRATEGIES   Investment Advisory for           Canada          1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
CANADA INC.                Liberty Harbour funds

GOLDMAN SACHS CANADA INC.  International investment          Ontario         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           bank and Canadian
                           broker/dealer specializing
                           in fixed income products;
                           regulated Broker/Dealer;
                           all officers of the company
                           must be registered as such
                           with the regulator.

CMLQ INVESTORS COMPANY     Hold mortgages.  To invest        Nova Scotia     2   MLQ, L.L.C.                       1.0000%
                           in and hold performing
                           Canadian loans.                                       MTGLQ INVESTORS, L.P.            99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

A/C GP (NON-POOLING),      Act solely as the general         Delaware        2   THE GOLDMAN SACHS GROUP, INC.    10.0000%
L.L.C.                     partner of Archon Capital
                           (Non-Pooling), L.P.                                   GOLDMAN SACHS MORTGAGE COMPANY   50.0000%
                                                                                                                 ---------
                                                                                                                  60.0000%

GOLDMAN SACHS CANADA       Formerly a 1% general             Alberta         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE INC.               partner of Goldman Sachs
                           Canada Finance, L.P.  Now a
                           1% shareholder of Goldman
                           Sachs Canada Finance Co.
                           entity will be dissolved in
                           the near future.

GOLDMAN SACHS CANADA       Issues commercial paper in        Nova Scotia     2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
FINANCE CO.                Canada and lends the
                           proceeds to regulated and                             GOLDMAN SACHS CANADA FINANCE      1.0000%
                           unregulated GS affiliates                             INC.                            ---------
                           in Canada.                                                                            100.0000%



GS MEZZCO GP, L.L.C.       To act as general partner         Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           of Archon Capital, L.P.                               COMPANY
                           Provides mezzazine
                           financing.

GOLDMAN SACHS CANADA       Entity formed during 1996         Nova Scotia     2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
CREDIT PARTNERS CO.        to participate in the
                           Canadian Senior bank debt                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           business; holds inventory
                           of and trades senior bank
                           debt.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA)       Primarily engaged in              Mauritius       1   GOLDMAN SACHS HOLDINGS          100.0000%
FINANCE                    trading of currencies,                                (HONG KONG) LIMITED
                           securities and other
                           financial products.

GS MEZZCO GP, L.L.C. II    Holding company for Archon        Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           Capital  Holding, LP.II.                              COMPANY

EXPRESS INVESTMENTS III    SPV for ASSG. Direct              Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investement in Philipppine                            (MAURITIUS) LIMITED
                           based assets (Non-interest
                           accuring).

NJLQ (IRELAND) LIMITED     ASSG entity to hold the           Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Jinro loan.Established to                             (DEL)
                           hold ASSG positions in
                           Korean assets.

JADE DRAGON (MAURITIUS)    1) SPV for holding both           Mauritius       1   TIGER STRATEGIC                 100.0000%
LIMITED                    India and PRC investments.                            INVESTMENTS LTD
                           2) Holding company for
                           venture capital companies
                           in India and PRC.

GOLDMAN SACHS (ASIA)       Holding company. Also bears       Delaware        2   GOLDMAN, SACHS & CO.             99.0000%
FINANCE HOLDINGS L.L.C.    EBC costs for employees
                           transferring to/from Gao                              GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Hua entities.                                         L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

MUNI TIC TOC SERIES TRUST  Aggregation of multiple           United          1   GOLDMAN, SACHS & CO.            100.0000%
CONS                       trusts used in connection         States
                           with the municipal tender
                           option bond program (TIC
                           TOC).

SINGEL COOL ONE B.V.       Holding Company.  Maison          Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           (Management structure                                 (DEL)
                           GAH).  Limited partner of
                           Gestion d'Actifs Haussmann,
                           SCA.

SINGEL COOL TWO B.V.       Holding and Finance.              Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Maison (Management                                    (DEL)
                           structure GAH).  To act as
                           general partner of Gestion
                           d'Actifs Haussmann SCA.

Archon Group France SAS    Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP FRANCE S.A.S  Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

TORIIZAKA KAIHATSU TK      Holding Hotel assets in           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.5870%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   23.5000%
                                                                                 LLC

                                                                                 GK TORIIZAKA KAIHATSU             5.0000%
                                                                                                                 ---------
                                                                                                                  47.0870%

GOLDMAN SACHS GLOBAL       Oil and Gas commodity             Nova Scotia     1   GOLDMAN SACHS GLOBAL            100.0000%
COMMODITIES (CANADA)       operating entity                                      COMMODITIES (CANADA)
CORPORATION                                                                      HOLDINGS, LP

GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        3   GOLDMAN SACHS GLOBAL              1.0000%
COMMODITIES (CANADA)       Canadian entity which will                            COMMODITIES (CANADA)
HOLDINGS, LP               conduct the firms Canadian                            HOLDINGS LLC
                           commodities business.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%



GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
COMMODITIES (CANADA)       Canadian entity which will                            (DEL)
HOLDINGS LLC               conduct the firms Canadian
                           commodities business.

REP CHW REALTY, L.L.C.     To invest in land and land        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           development.

REP ELD REAL ESTATE        To invest in land and land        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LIMITED PARTNERSHIP        development
                                                                                 REP ELD GEN-PAR, L.L.C.           0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ELBE FUNDING LIMITED       Established as part of an         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           SSG Structured Investing          Islands             HOLDING COMPANY
                           Group transaction.

RHYS TRUST                 Established as part of an         Jersey          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           SSG Structured Investing                              (DEL)
                           Group transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SAPIEN LIMITED             Established as part of an         Isle of         1   RHYS TRUST                      100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

SARGASSO LIMITED           Established as part of an         Jersey          1   SAPIEN LIMITED                  100.0000%
                           SSG Structured Investing
                           Group transaction.

GS CAPITAL PARTNERS 2000   Consolidating employee fund.      Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
EMPLOYEE FUND, L.P.

GS ASIAN VENTURE           holding company                   Delaware        3   GOLDMAN SACHS (ASIA)             25.0000%
(DELAWARE) L.L.C.                                                                FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    73.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.        2.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

TIGER STRATEGIC            Holding company for ASSG          Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS LTD            entities                                              (DELAWARE) L.L.C.

PANDA INVESTMENTS LTD      Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

MLT INVESTMENTS LTD.       Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

EUSTON ENTERPRISES LIMITED To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
                           Tung Fung Development Co.

FAIRWAY ENTERPRISES        To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
LIMITED                    Tung Fung Development Co.

GOLDMAN SACHS              Principally engaged in            Hong Kong       1   GOLDMAN SACHS (CAYMAN)          100.0000%
ADMINISTRATION SERVICES    providing fund                                        TRUST, LIMITED
(ASIA) LIMITED             administration services to
                           clients of affiliated
                           companies.

GOLDMAN SACHS              Broker/dealer which engages       England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
INTERNATIONAL              in proprietary and agency
                           transactions in the fixed                             GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           income, equity and currency                           (U.K.)                          ---------
                           market, provides investment                                                           100.0000%
                           banking services in Europe



GOLDMAN SACHS              Provides IBD,Asset, & PWM         United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
INTERNATIONAL,DI           services out of Dubai             Kingdom

GOLDMAN SACHS INTL         Stockholm branch is an IBD        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
SWEDEN BRAN                office                            Kingdom

GSI, SUCURSAL EN ESPANA    branch of London, does IBD        Spain           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           business in Spain

GOLDMAN SACHS INTL         IBD office locacted in            United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
JOHANNESBUR                Johannesburg                      Kingdom

FIRST ALLMERICA FINANCIAL  Stock insurance corporation       Massachusetts   1   COMMONWEALTH ANNUITY AND        100.0000%
LIFE INSURANCE COMPANY     transacting in the life                               LIFE INSURANCE COMPANY
                           insurance and annuity
                           businesses.

GS EQUITY MARKETS, L.P.    Established to segregate          Bermuda         2   GSEM (DEL) LLC                   99.0000%
                           trading of UK structured
                           equity products;                                      GSEM BERMUDA HOLDINGS, L.P.       1.0000%
                           non-regulated Bermuda based                                                           ---------
                           subsidiary which trades                                                               100.0000%
                           structured equity
                           products;Holds hedges to
                           derivative transactions
                           executed by Goldman outside
                           of the US.  GSEM trades
                           only with other



GOLDMAN SACHS HOLDINGS     Non-regulated tax efficient       England         1   GOLDMAN SACHS GROUP             100.0000%
(U.K.)                     holding company for U.K.                              HOLDINGS (U.K.)
                           pass-through entities

GS DIRECT PHARMA LIMITED   investment in                     Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           pharmaceutical company in
                           China

REP LKS REALTY, L.L.C.     Ownership and investment in       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           office property known as                              INC.
                           Lakeside Atrium,  located
                           in Santa Clara, CA

GOLDMAN SACHS (MONACO)     In accordance with law no.        Monaco          1   GOLDMAN SACHS GROUP             100.0000%
S.A.M.                     1.194 of 9 July 1997 and                              HOLDINGS (U.K.)
                           Sovereign Ordinance no.
                           13.184 of 16 September
                           1997, as modified, the
                           Minister of State has
                           authorised the company to
                           carry out the following
                           activities:  transfer of
                           orders on the financial
                           markets of s

GOLDMAN SACHS EUROPE       This is the entity used for       Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                    contracting with the firm's       Jersey
                           EMEA International Country
                           Advisers.

GOLDMAN SACHS MANAGEMENT   Set up to oversee a number        Ireland         2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
(IRELAND) LIMITED          of GSAM managed Trusts
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        London-based provider of          England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
MANAGEMENT INTERNATIONAL   asset management and
                           investment advisory                                   GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           services, covering European                           (U.K.)
                           and other international                                                               ---------
                           asset classes.                                                                        100.0000%



GSPS INVESTMENTS LIMITED   GSPS London investment            England         1   GSPS STRATEGIES CORP.           100.0000%
                           company

THE GOLDMAN SACHS TRUST    Established as a limited          Delaware        1   THE GOLDMAN SACHS TRUST         100.0000%
COMPANY OF DELAWARE        purpose trust company.                                COMPANY, N.A.

THE GOLDMAN SACHS TRUST    To carry on the business of       Federal         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, N.A.              banking limited to the                                INC.
                           exercise of full fiduciary
                           powers and the support of
                           activities incidental to
                           the exercise of these
                           powers. A creature of
                           banking law --it's a
                           national association

GOLDMAN SACHS INSURANCE    To sell life insurance            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
AGENCY, INC.               products and receive                                  INC.
                           commissions; broker in the
                           life insurance business

PEARL STREET INSURANCE     Insures specific hazards          Vermont         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, INC.              and operational risks of                              INC.
                           the firm.

GOLDMAN SACHS BANK USA     OLD UTAH BANK                     Utah            1   GOLDMAN SACHS BANK USA          100.0000%

GSPS STRATEGIES CORP.      Setup to trade private            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           equity investments.                                   INC.

MONEY PARTNERS FINANCIAL   Principal business of NEWCO       United          1   GOLDMAN SACHS GROUP             100.0000%
COMPANY LIMITED            is to act as subparticipant       Kingdom             HOLDINGS (U.K.)
                           for loans originated by
                           GSIB Milan Branch and the
                           secondary trading of such
                           loans.

GOLDMAN SACHS GLOBAL       Holds minority interests in       Delaware        2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
HOLDINGS L.L.C.            various subsidiaries
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS COMMODITY ASSET         holding company of non-us         Cayman          1   GS ASIAN VENTURE                100.0000%
HOLDINGS (CAYMAN) LTD.     investments                       Islands             (DELAWARE) L.L.C.

FORRES INVESTMENTS LIMITED Set up as part of rthe            Cayman          1   FORRES LLC                      100.0000%
                           structured investing trade        Islands
                           that will enter into swaps
                           and purchase treasuries.

LITTON MORTGAGE SERVICING, 100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
LLC                        USA (0247) and 99.99% owner
                           of Litton Loan Servicing LP.

LITTON CONSUMER AND        100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATE SERVICING, LLC   USA (0247) and .01% owner
                           of Litton Loan Servicing LP.

LITTON LOAN SERVICING LP   Litton Loan Servicing LP, a       Delaware        2   LITTON MORTGAGE SERVICING, LLC   99.9900%
                           Delaware limited
                           partnership, is approved to                           LITTON CONSUMER AND CORPORATE     0.0100%
                           service mortgage loans.                               SERVICING, LLC
                           The entity is licensed to
                           conduct business in
                           variuous states and subject
                           to regulation and
                           examination by various
                           agencies and certain states.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ISRAEL LLC   Single Member Office in           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Israel.  For Regulatory                               INC.
                           matters contact Robert
                           Charnley  or Matthias Bock
                           in London.  Israeli
                           investment research entity.

GOLDMAN SACHS SERVICES     Non-regulated entity;             British         1   GOLDMAN, SACHS & CO.            100.0000%
LIMITED                    employer of certain London        Virgin I
                           office personnel

GS GLOBAL FUNDING (UK)     Holds a Far East structured       England         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           finance deal.

GS NEW MARKETS FUND, LLC   UIG                               Delaware        2   THE GOLDMAN SACHS GROUP, INC.    98.0000%

                                                                                 GS NEW MARKETS FUND PNR, INC.     2.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS NEW MARKETS FUND PNR,   UIG                               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INC.

GOLDMAN SACHS DIRECT       Consolidated employee fund        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INVESTMENT FUND 2000, L.P.

GOLDMAN SACHS (JAPAN) LTD. Holding shares in Goldman         British         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Sachs Japan Co., Ltd.             Virgin I            INC.

GOLDMAN SACHS JAPAN CO.,   Securities Broker Dealar,         Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
LTD.                       Investment bank, Money
                           Lender, Real Estate Broker,
                           Financial Ins Financial
                           Instruments business
                           registration according to
                           the enforcement of the
                           Financial Instruments and
                           Exchange Law (FIEL), the
                           amended Securities and
                           Exchange

GOLDMAN SACHS REALTY JAPAN Real Estates Business             Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.

GOLDMAN SACHS ASSET        Registered investment             Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
MANAGEMENT, L.P.           adviser.  holding company
                           for Goldman Sachs Asset                               GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           amanagement Japan Limited.                            L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

STONE STREET PEP           To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
TECHNOLOGY FUND 2000, L.P. consolidation of the GSAM                             INC.
                           employee funds.

GOLDMAN SACHS ASSET        Investment management of          Japan           2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
MANAGEMENT CO., LTD.       securities investment
                           trusts; discretionary and                             GOLDMAN SACHS ASSET MANAGEMENT,  99.0000%
                           non-discretionary                                     L.P.
                           investment advisory                                                                   ---------
                           business since 4/1/02.                                                                100.0000%
                           Established in connection
                           with obtaining a mutual
                           fund license in
                           Japan.Limited license to
                           engage in offering of
                           offshor



GOLDMAN SACHS              The Company to act as             Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
ADMINISTRATION SERVICES    manager of Goldman Sachs                              HOLDINGS LIMITED
COMPANY LIMITED            Global Currency Fund -
                           Dollar Plus, Goldman Sachs
                           Global Currency Fund - Euro
                           Plus, Goldman Sachs Money
                           Market Funds, Goldman Sachs
                           Global Funds, Goldman Sachs
                           Global Multi Manager Funds,
                           Goldman Sachs Select

GOLDMAN SACHS INVESTMENTS  To hold investments on            Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                       behalf of yet-to-be formed                            INC.
                           funds.

GS PENSION MANAGEMENT      GSAM-related vehicle formed       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
COMPANY                    to serve as the general           Islands
                           partner of Progressive                                GOLDMAN SACHS (CAYMAN) HOLDING    1.0000%
                           Pension Management LP; also                           COMPANY
                           general partner of                                                                    ---------
                           Progressive Pension                                                                   100.0000%
                           Management II, LP; Nenpuku
                           is the indirect limited
                           partner of both entities



Goldman Sachs Fund         Administration and                Luxembourg      2   GOLDMAN SACHS HOLDINGS (U.K.)     1.0000%
Management S.A.            management of one or
                           several mutual investment                             GOLDMAN SACHS (UK) L.L.C.        99.0000%
                           funds or investment                                                                   ---------
                           companies organised under                                                             100.0000%
                           the laws of Luxembourg.
                           Management company for
                           German Bond Fund.



GOLDMAN SACHS JAPAN        Following services in             Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
HOLDINGS, LTD.             response to requests by The
                           Goldman Sachs Group,
                           Inc.???s subsidiaries in
                           Japan and across Asia. 1.
                           Leasing and sub leasing of
                           real estate2.  General
                           Administration services
                           including facility
                           management, real estate and
                           other lea

PALMWOOD CO., LTD.         Holding loans transferred         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           from PIAJ, and assets                                 LTD.
                           purchased from Hyogin
                           Factor.

GOLDMAN SACHS CREDIT       Purchasing Loans.                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
PARTNERS (JAPAN), LTD.                                                                             LTD.

GS STRATEGIC INVESTMENTS   Invest in TK arrangements         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
JAPAN LLC                  in Japan                                              (DEL)

JUPITER INVESTMENT CO.,    ASSG Equity Position. Holds       Japan           2   AR HOLDINGS GK                    0.0006%
LTD.                       equities for investment.
                                                                                 MLQ INVESTORS, L.P.              99.9994%
                                                                                                                 ---------
                                                                                                                 100.0000%

CITRINE INVESTMENT TK      Holds a hotel in Osaka,           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 CITRINE INVESTMENT CO., LTD.      5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

MERCER INVESTMENTS IV      SPV for REPIA and ASSG.           Malaysia        2   THE GOLDMAN SACHS GROUP, INC.    14.7805%
PRIVATE LTD.               Equity Investment in PRC
                           Investment SPC.                                       GOLDMAN SACHS HOLDINGS           85.2195%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

EXPRESS SECURITIZATION     Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

R and G CO., LTD.          Invests in non-performing         Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  98.3333%
                           loans.
                                                                                 JLQ LLC                           1.6667%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCER INVESTMENTS V       SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Beijing                                (MAURITIUS) LIMITED
                           Goldman Sachs Consulting
                           Co., Ltd (formerly Shang Er
                           Kang) (PRC On-shore
                           Consulting/Servicing
                           Company).

EXPRESS II SECURITIZATION  Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

GAC PERSONAL CO., LTD.     Purchasing loans from RCC         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Hyogin loan). Owns loans                             LTD.
                           and equity in subsidiary
                           (Owns Hyogo Wide Service,
                           Midori Data and Wakaba
                           Hoken Daiko).

PHOENIX OXNARD LLC         Created for transaction in        Delaware        1   MLQ INVESTORS, L.P.             100.0000%
                           Japan

GOLDMAN SACHS JBWERE       Regulated by the Australian       Australia       2   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCIAL MARKETS PTY LTD  Securities and Investments
                           Commission and transacts                              J. ARON & COMPANY                 0.0000%
                           FICC business in Australia                                                            ---------
                           and New Zealand.                                                                      100.0000%
                           Essentially, the company
                           transacts with Australian
                           and New Zealand clients and
                           enters into back to back
                           trades with J Aron NY or a



ARCHON HOSPITALITY K.K.    Management of Hotels              Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

LEAF GREEN CO., LTD.       Purchasing loans (RCC-MTB)        Japan           2   GOLDMAN SACHS (ASIA) FINANCE      0.0000%

                                                                                 GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

LINDEN WOOD, LTD.          Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

SOLAR WIND LTD.            Purchasing loans from SMBC        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GOLDMAN SACHS MITSUI       AAA rated company                 Delaware        2   GSMMDPGP, INC.                    1.0000%
MARINE DERIVATIVE          established to provide
PRODUCTS, L.P.             credit rating enhancement                             GOLDMAN SACHS HOLDINGS           49.0000%
                           to derivative product                                 (NETHERLANDS) B.V.
                           trading.  All trades to                                                               ---------
                           third parties are back to                                                              50.0000%
                           back with affiliates.



AZABU CAPITAL HOLDING CO., Holding Teibow.                   Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%
LTD.

NIHON HOTEL INVESTMENT TK  To hold hotels in Japan.          Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.1269%
                                                                                 LLC

                                                                                 NIHON HOTEL INVESTMENT CO.,      10.3998%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

NEPHRITE EQUITY CO., LTD.  Flagged for SMAP2 dealTK          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           investor of Amethyst Realty
                           Co., Ltd.

AMETHYST REALTY TK         To hold real estate in Japan      Japan           2   NEPHRITE EQUITY CO., LTD.        85.0000%
                                                                                 AMETHYST REALTY CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  90.0000%

OMACHI ONSEN KAIHATSU CO., Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

TG FUND TK                 To hold real estate in            Japan           2   AMETHYST REALTY TK               99.0000%
                           Japan.
                                                                                 TG FUND CO., LTD.                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK SAKURAZAKA CAPITAL      Flagged for Principal             Japan           2   AR HOLDINGS GK                    1.0000%
                           Finance Deals
                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

YOSHINO HOSPITALITY CO.,   Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

REAL ESTATE CREATION FUND2 Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

NAGASAKA KAIHATSU CO.,     Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

YOSHINO KAIHATSU CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

STAR GATE REALTY CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

REC INVESTMENTS2 CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PIA HOLDINGS CAYMAN        Holding Shares.                   Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GS PIA HOLDINGS GK         Flagged for PIA deals             Japan           2   PIA HOLDINGS CAYMAN               0.4526%

                                                                                 MLQ INVESTORS, L.P.              99.5475%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FINANCIAL SERVICES II,  Entity set up as part of an       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        AMSSG structured                                      INC.
                           transaction.  To act as a
                           parent company to AFCO 4
                           and the Amagansett chain of
                           companies.

GSMMDPGP, INC.             General partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Sachs Mitsui Marine
                           Derivative Products, L.P.

GOLDMAN SACHS GESTION      To manage Spanish SICAVs,         Spain           1   GOLDMAN SACHS                   100.0000%
S.G.I.I.C. S.A.            discretionary portfolios,                             (NETHERLANDS) B.V.
                           provide advisory services
                           and distribute funds.

WILLIAM STREET LLC         William Street LLC will           Utah            1   GOLDMAN SACHS BANK USA          100.0000%
                           offer credit commitments
                           and extensions of credit to
                           investment-grade corporate
                           clients.  These facilities
                           are predominantly
                           commercial paper
                           facilities, term loans or
                           revolving credit facilities
                           that are intended to
                           provide back-u

GSPS ASIA LIMITED          SPV for GSPS business in          Mauritius       1   GS ASIAN VENTURE                100.0000%
                           Asia                                                  (DELAWARE) L.L.C.

GSPS DAI VIET LTD.         SPV to hold 1 GSPS's              Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment in Vietnam.

GSPS LOTUS LIMITED         Not commenced business            Mauritius       1   GSPS ASIA LIMITED               100.0000%

BLUE LOTUS LIMITED         Korea Principal Finance           Ireland         1   GS ASIAN VENTURE                100.0000%
                           business for the Asia GSPS                            (DELAWARE) L.L.C.
                           desk

GOLDMAN SACHS HOLDINGS     To own the GS limited             Netherlands     1   GOLDMAN SACHS BANK USA          100.0000%
(NETHERLANDS) B.V.         partnership interest in
                           GSMMDP

GOLDMAN SACHS (INDIA)      Formed to hold                    Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Office in
                           India                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS INDIA HOLDINGS          Holding company for               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(DELAWARE) L.L.C.          investments into India.                               INC.

GS INDIA HOLDINGS L.P.     Holding company for               Delaware        3   THE GOLDMAN SACHS GROUP, INC.    74.9900%
                           investments into India.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0100%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

NAM VIET LTD.              Holding company for Vietnam       Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment.

GREEN LOTUS LIMITED        Investment holding company        Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           for a PRC investment for
                           GSPS.Investment holding
                           company for a PRC
                           investment for GSPS.

VANTAGE MARKETPLACE        to establish a holding            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for Vantage                                   INC.
                           Marketplace LLC

EMBARGO, LLC               To purchase portfolios of         Delaware        1   MTGLQ INVESTORS, L.P.            80.0000%
                           credit cards receivables.

REC INVESTMENTS TK         An ASSG related entity that       Japan           2   GS STRATEGIC INVESTMENTS         69.0000%
                           invests in loans.                                     JAPAN LLC

                                                                                 REC INVESTMENTS CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  74.0000%

REAL ESTATE CREATION       Acquiring non performing          Japan           2   REC INVESTMENTS TK               85.0000%
FUND TK                    loans and realizing them.(
                           Resona Deal )                                         REAL ESTATE CREATION FUND CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                  90.0000%

MUSASHI CAYMAN CO., LTD.   Holding GK Musashi                Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

SHIRE II ASSETS LIMITED    Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE FUNDING LIMITED      Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE UK LIMITED           Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

BAY WIND TK                Real Estate business              Japan           3   THE GOLDMAN SACHS GROUP, INC.     6.5200%

                                                                                 BAY WIND REALTY FINANCE           5.0000%
                                                                                 (CAYMAN) COMPANY

                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  46.5200%

PRIME EQUITY CO., LTD.     Dissolved as of 14/10/2008        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           with Hung Ke Lee as
                           liquidator, liquidation
                           completed as of 19/02/2009.

MG PARTNERS TK             Invests in real estate.           Japan           2   MG PARTNERS CO., LTD.             5.0000%

                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

AMAGANSETT FINANCING       Established as part of an         Cayman          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    SSG Structured Investing          Islands             HOLDINGS (U.K.)
                           Group transaction.

GS LONGPORT INVESTMENT     Part of structured                Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
CORPORATION                transaction with BNP                                  (DEL)
                           Paribas.

GS OCEANSIDE INVESTMENTS   Part of structured                Delaware        1   GS LONGPORT INVESTMENT          100.0000%
LLC                        transaction with BNP                                  CORPORATION
                           Paribas.

NORMANDY FUNDING CORP.     To capitalize an entity           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           used to raise 750 million
                           of financing.

SOCIETA' ACQUISIZIONE E    Purchases non-performing          Italy           2   ARCHON GROUP ITALIA, S.R.L.       2.0000%
RIFINANZIAMENTO CREDITI    Italian mortgage and
SRL                        consumer loan portfolios                              MTGLQ INVESTORS, L.P.            98.0000%
                           and then securitizes them.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS HULL HOLDING, INC.      Holding company for Hull          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

THE HULL GROUP, L.L.C.     To engage directly or             Illinois        2   THE GOLDMAN SACHS GROUP, INC.    12.3300%
                           indirectly through trading
                           partnerships or other
                           trading arrangements with                             GS HULL HOLDING, INC.            87.6700%
                           others in trading &                                                                   ---------
                           investment activities.                                                                100.0000%
                           Managing member for Hullm
                           Trading Company, L.L.C.To
                           tranfer any and all lawful
                           businesses for which
                           limited li



SLK-HULL DERIVATIVES LLC   History:  1985 Hull Trading       Delaware        1   THE HULL GROUP, L.L.C.          100.0000%
                           Company, an ILL general
                           partnership is formed; 1995
                           Hull Trading Company is
                           converted to an ILL LLC;
                           1998 A decision is made to
                           create a holding company
                           structure;
                           Broker/Dealer;SEC File No.
                           8-51552.  The SHD BDW was
                           filed on

HULL TRADING UK            To carry on business as a         England         1   THE HULL GROUP, L.L.C.          100.0000%
                           general commercial
                           company.  Proprietary
                           trading firm.
                           Re-registered as unlimited
                           on 16 August 2004

HULL TRADING ASIA LIMITED  Holding company.                  Hong Kong       1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

FRANKFURTER MOBILIEN       was constituted to acquire        Isle of         1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    and own German share              Jersey              (DEL)
                           purchases, leases and loans.

AKTEAS Srl                 ESSG Italian Real Estate          Italy           1   ELQ INVESTORS, LTD              100.0000%
                           trading entity and
                           controlled and managed by
                           Archon Italy

NEG (TPL) LIMITED          The principal activity of         United          1   ELQ INVESTORS, LTD              100.0000%
                           the Company is to hold an         Kingdom
                           investment in Teesside
                           Power Limited, a company
                           established to build and
                           operate a power station on
                           Teesside.

SOUTH WALES TPL            ESSG related entity               United          1   ELQ INVESTORS, LTD              100.0000%
INVESTMENTS LIMITED        established to hold an            Kingdom
                           investment in a power
                           company.

WESTERN POWER INVESTMENTS  Holding company for               England         1   ELQ INVESTORS, LTD              100.0000%
LIMITED                    Teesside Power Limited

YELLOW ACQUISITIONS LTD    Opportunities Fund SPV to         England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           hold Yellow NPL Portfolio                             INVESTMENT FUND B.V.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GS CAPITAL FUNDING (UK) II      100.0000%
(CAYMAN) LIMITED           of an upcoming Structured         Islands             LIMITED
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING, INC.   The entity is setup as part       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           of an upcoming Structured                             (DEL)
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GOLDMAN SACHS GROUP             100.0000%
(CAYMAN) II LIMITED        of an upcoming Structured         Islands             HOLDINGS (U.K.)
                           Investment Group (SSG)
                           transaction.

GSFS (CAYMAN) 2002         Set up as part of a               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
A LIMITED                  Structured Investing Group        Islands             (DEL)
                           transaction.  The entity
                           will be capitalised by GS
                           Financial Services LP.
                           It's purpose will purely be
                           to sell a third party a put
                           option over the third
                           parties' minority interest
                           in a GS controlled Unit Trus

CONRAD P4 LTD.             SPV to purchase the CP4           England         1   ELQ INVESTORS, LTD              100.0000%
                           Porfolio of NPLs from HVB
                           (via HANSEN & SCHUCHT
                           DEBITORENMANAGEMENT GMBH)

GS CAPITAL FUNDING (UK)    Investment Company                England         1   GS CAPITAL FUNDING, INC.        100.0000%
II LIMITED

SUNE SOLAR FUND I LLC      Company founded to support        Delaware        1   GS SOLAR POWER I, LLC           100.0000%
                           the installation of solar
                           electric systems.

RUBY REALTY TK             Holds commercial buildings        Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%
                           in Tokyo, Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 RUBY REALTY CO., LTD.            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK ARAKAWA HOLDING         Flagged for Yodoyabashi           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (REO). Owns real
                           estate beneficiary right.

ARAKAWA HOLDING TK         To acquire real estate            Japan           3   THE GOLDMAN SACHS GROUP, INC.    24.5000%
                           under a deal called
                           Yodoyabashi.                                          GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK ARAKAWA HOLDING                5.0000%
                                                                                                                 ---------
                                                                                                                  54.5000%

GK KAZAHANA                Flagged for Joy Park Deal.        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Owns beneficiary rights of
                           Joy Park Kakogawa.

ARCHON JAPAN BRANCH        To set up Archon Japan            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (division of GSRJL) with ots
                           own enity code. Initially
                           set up as Shell Entity 8.

GK FUNABIKI                Flagged for Onsen Deal.           Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns Ryokans (Japanese
                           inns) and their employees.

GK GEKKO                   Flagged for Project Taurus.       Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%

GK SAYAMA                  Flagged for Shinjjuku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           retail REO deal.

GK ARISUGAWA FINANCE       Flagged for PFS Deal              Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  99.0000%
                           (Project SJ). Owns Loans
                           and Warrants.                                         AR HOLDINGS GK                    1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARISUGAWA FINANCE TK       To Invest in Loan and             Japan           1   GK ARISUGAWA FINANCE             54.5455%
                           Preferred Shares of AP8, a
                           SPC created by Advantage
                           Partners, a well known MBO
                           fund in Japan

GK ASUKA                   Flagged for Hunet Deal.           Japan           1   AR HOLDINGS GK                  100.0000%

SHINING PARTNERS TK2       Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         95.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)
                                                                                 SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SHINING PARTNERS LTD.      Tokyo Brach / Nishi-Azabu         Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           Annex, 20-16, Nishi-Azabu         Islands
                           3-chome, Minato-ku, Tokyo.

SLK GLOBAL MARKETS         Introduces foreign customer       England         2   SLK INDEX SPECIALISTS, LLC        0.0000%
                           trades to Spear, Leeds &
                           Kellogg, LP on a                                      GOLDMAN SACHS EXECUTION &       100.0000%
                           fully-disclosed basis.                                CLEARING, L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

SLK INDEX SPECIALISTS, LLC Acts as the AMEX specialist       New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           in index-based derivative                             CLEARING, L.P.
                           products.  Broker Dealer;
                           SEC File No. 8-44563

SPEAR, LEEDS & KELLOGG     To act as a specialist on         New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
SPECIALISTS LLC            the New York Stock                                    CLEARING, L.P.
                           Exchange; Broker Dealer;
                           SEC File No. 8-49673

SLK LLC                    The surviving entity of the       New York        1   GSTM LLC                        100.0000%
                           10/30/2000 merger between
                           SLK Acquisition LLC
                           (Goldman merger vehicle)
                           and SLK LLC.   The Goldman
                           Sachs Group, Inc. is the
                           Managing Member.  SLK
                           Acquisition Holdings, Inc.
                           is the other member.  The
                           surviving entity of the
                           10/30

GOLDMAN SACHS EXECUTION &  Broker Dealer; SEC File No.       New York        1   SLK LLC                         100.0000%
CLEARING, L.P.             8-00526;  proprietary
                           trading, customer business
                           clearing firm

KANSAI REALTY TK           ASSG entity engaged in real       Japan           2   MG PARTNERS TK                   99.0000%
                           estate activities in Japan.
                                                                                 KANSAI REALTY CO., LTD.           1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

HYOGO WIDE SERVICE CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MIDORI DATA CO., LTD.      Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
                           from RCC

WAKABA HOKEN DAIKO CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MINAMI AOYAMA KAIHATSU     Holding Real Estate.              Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

GS AYCO HOLDING LLC        Parent company to The Ayco        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Company, LP, Saratoga
                           Springs, LLC, also is a
                           General Partner for the
                           Ayco Services Agency LP.

THE AYCO COMPANY,  L.P.    Provides financial                Delaware        2   GS AYCO HOLDING LLC              99.0000%
                           counseling to individuals
                           employed by corporations.                             SARATOGA SPRINGS LLC              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SARATOGA SPRINGS LLC       General partners for the          Delaware        1   GS AYCO HOLDING LLC             100.0000%
                           Ayco Company LP.

THE AYCO SERVICES AGENCY   Insurance Agency                  Delaware        2   GS AYCO HOLDING LLC               1.0000%
L.P.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCAY CORPORATION         Holding Company for two           Delaware        1   THE AYCO SERVICES AGENCY L.P.   100.0000%
                           entitis that was
                           established to provide
                           insurance services in
                           particular states.

MERCER ALLIED COMPANY L.P. Broker/Dealer.  Part of           Delaware        2   GS AYCO HOLDING LLC               1.0000%
                           Ayco acquisition.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

JUST OPTIONS LLC           Just Options is a joint           Delaware        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           venture between Peak 6 and                            CLEARING, L.P.
                           GSEC where we are currently
                           taking a majority share in
                           the company's net losses.
                           Accounting Policy is
                           mandating that we treat
                           this as a consolidating VIE
                           until the situation
                           changes.

GK MIYUKI                  Shelf. Purchasing Loans,          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Holding Real estates and
                           Securities.& #12539;Flagged
                           for Greens deal.

DOTONBORI KAIHATSU TK      To purchase Toei Dotonbori        Japan           2   NEPHRITE EQUITY CO., LTD.        94.7368%
                           (Land and movie theatre buidling)
                           in Osaka, Japan
                                                                                 GK DOTONBORI KAIHATSU             5.2632%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK UNIVERSAL HOTEL         Purchasing loan; Flagged          Japan           1   AR HOLDINGS GK                  100.0000%
MANAGEMENT                 for Hotel Universal Port
                           Deal.

TK UNIVERSAL HOTEL         Management company related        Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
MANAGEMENT                 to Citrine deal
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              24.1000%

                                                                                 GK UNIVERSAL HOTEL MANAGEMENT     5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

GSEM (DEL) INC.            General partner for GS            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GSEM (DEL) LLC             Holding company for GS            Delaware        1   GSEM BERMUDA HOLDINGS, L.P.     100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GS PRIME HOLDINGS LLC      Acquired as part of the           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Linden Venture.

FEDERAL BOULEVARD, L.L.C.  Established to purchase a         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           data center.

GS POWER HOLDINGS LLC      Holding Company                   Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

AMERICAN GAS ROYALTY TRUST Part of the VPP Dominion          United          1   GOLDMAN, SACHS & CO.            100.0000%
                           Transaction.                      States

SITE 26 HOLDINGS INC.      Partial Owner of GS               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Headquarter LLC

GOLDMAN SACHS HEADQUARTERS Operating entity for Site 26      Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LLC
                                                                                 SITE 26 HOLDINGS INC.             0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MIDDLE EAST  Established to hold private       England         1   GS MIDDLE EAST (CAYMAN) LTD     100.0000%
INVESTMENTS LIMITED        equity investments in the
                           Middle East.

GOLDMAN SACHS              Holding Company                   Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
INTERNATIONAL HOLDINGS LLC                                                       L.L.C.

                                                                                 GSEM (DEL) INC.                  75.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS BPC PARKING GARAGE, LLC To hold lease to parking          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           garage adjacent to GS World
                           Headquarters and enter into
                           an agreement for the
                           management of the garage

GSEM (DEL) HOLDINGS, L.P.  As part of the GSEM L.P.          Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) INC.                  75.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

GSEM BERMUDA HOLDINGS,     As part of the GSEM L.P.          Bermuda         2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
L.P.                       restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

MEP GS INVESTOR LP         Limited Partner in an             United          2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Investment Fund                   Kingdom             L.L.C.

                                                                                 MEP GS INVESTOR (CAYCO) LIMITED  99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSFS INVESTMENTS III, LLC  to hold five opearting            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases for the SBD
                           Principal Investing desk

PINNACLE PARTNERS GP LLC   To consolidate GS Pinnacle        Delaware        1   GOLDMAN SACHS INVESTMENTS LTD.  100.0000%
                           Partners, LP

BRENTA REAL ESTATE S.R.L.  Italian Co., to purchase ,        Italy           1   ELQ INVESTORS, LTD              100.0000%
                           sell exchange , build and
                           manage properties

SOUTH WIND TK              An ASSG related entity that       Japan           4   THE GOLDMAN SACHS GROUP, INC.     8.1500%
                           holds golf courses and
                           related assets in Japan.                              GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              10.0000%
                                                                                 SOUTH WIND REALTY FINANCE
                                                                                 (CAYMAN) COMPANY                  5.0000%
                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  58.1500%

GS CAPITAL OPPORTUNITIES   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FINANCING OPPORTUNITIES Established as part of an         Delaware        1   GS CAPITAL OPPORTUNITIES LLC    100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING INVESTMENTS     Wholly owned direct               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    subsidiary of The Goldman         Islands
                           Sachs Group, Inc. May enter
                           into certain financing
                           agreements with GS Group
                           and/or its affiliates from
                           time to time and/or may
                           invest in certain Euro
                           government securities in
                           connection with the
                           issuance of ce

TG FUND CO., LTD.          Flagged for SMAP2 (JV,            Japan           1   AMETHYST REALTY TK              100.0000%
                           Tokyu Livable)

AMETHYST REALTY CO., LTD.  Flagged for SMAP2, Owns TK        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Investment and equity in
                           subsidiaries (Owns TG Fund
                           and TG Fund II)

EXCELLENT EQUITY CO., LTD. Flagged for REO Deal.             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (can't be
                           unflagged/liquidated until
                           Feb.22, 2009)

BLUE DAISY CO., LTD.       Total return SWAP w/Nochu         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           re.Recruit shares.

DANDELION INVESTMENTS CO., Mizuho JV (TK contributor         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       to Green Mountain One)

GREEN MOUNTAIN ONE CO.,    Flagged for Mizuho JW Deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Investment vehicle).

GK TORIIZAKA KAIHATSU      Holding Hotel Assets in           Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.   0.8333%
                           Japan.
                                                                                 MLQ INVESTORS, L.P.              99.1667%
                                                                                                                 ---------
                                                                                                                 100.0000%

FUKUOKA TOSHI KAIHATSU     Flagged for Daiwa House           Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.                  Deal. Owns real estate
                           (hard assets).

GK TAIYO KAIHATSU          Flagged for Shibuya Udagawa       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           REO Deal

CITRINE INVESTMENT CO.,    Flagged for Universal Hotel       Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Deal. TK Investment for
                           Universal Resort TK.

GK KASHIWABARA TOSHI       Flagged for Kobe                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
KAIHATSU                   developmemt deal.Owns
                           beneficiary right of Kobe
                           Sannomiya real estate

GARDEN PLAZA CAPITAL SRL   An investment holding entity      Barbados        2   THE GOLDMAN SACHS GROUP, INC.    19.9710%
                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.9710%

ZAHEER HOLDINGS            To purchase preferred             Mauritius       1   JADE DRAGON (MAURITIUS) LIMITED  98.0000%
(MAURITIUS)                equity for office
                           development carried out by
                           Vatika group in Gurgaon,
                           India

GSI Fundo Investimento     GOLDMAN SACHS INTERNATIONAL       United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           will own 100% of IFIF             Kingdom

PROP - GS FUNDO DE         JANY fund in Brazil used to       BRAZIL          1   J. ARON & COMPANY               100.0000%
INVESTIMENTO MULTIMERCADO  trade exotic products and
CREDITO PRIVADO -          in the near future
INVESTIMENTO NO EXTERIOR   commodities.

JEREZ FUNDO DE             GSCO fund in Brazil used to       BRAZIL          1   GOLDMAN, SACHS & CO.            100.0000%
INVESTIMENTO EM DIREITOS   trade Mortgages
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GARDA FUNDO DE             GSBR fund used to trade           BRAZIL          1   GOLDMAN SACHS do BRASIL         100.0000%
INVESTIMENTO EM DIREITOS   Mortgages                                             BANCO MULTIPLO S/A
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GOLDMAN SACHS ASSET        The company's purpose is to       BRAZIL          2   GOLDMAN SACHS GLOBAL HOLDINGS     0.0100%
MANAGEMENT BRASIL LTDA.    render asset management                               L.L.C.
                           services, acting as a
                           manager of investment funds                           GOLDMAN SACHS ASSET MANAGEMENT,
                           and securities portfolios.                            L.P.                             99.9900%
                                                                                                                 ---------
                                                                                                                 100.0000%
NIHON HOTEL INVESTMENT     Flagged for multiple hotel        Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.                  acquisition deal

MG PARTNERS CO., LTD.      Astoria dealReal estate           Japan           1   SOLAR WIND TK                   100.0000%
                           business

RUBY REALTY CO., LTD.      The TK Operator for entity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           0462.

KANSAI REALTY CO., LTD.    Astoria deal; Holding Real        Japan           1   MG PARTNERS TK                  100.0000%
                           Estate.

KAKEGAWA HOLDINGS CO.,     Flagged for Kakegawa Hotel        Japan           1   LINDEN WOOD, LTD.               100.0000%
LTD.                       deal. (Owns beneficiary
                           right of Kakegawa Grand
                           Hotel).

SAKURAZAKA KAIHATSU CO.,   Total return swap with            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       Aozora re. Recruit Shares

KINMIRAI CREATE CO., LTD.  Flagged for Jusco deal            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (acquisition of JUSCO in
                           Shimotsuma, Ibaraki). Owns
                           hard RE asset (Jusco
                           Shimotsuma).

BAY WIND II LTD.           Investing in Golf Portfolio.      Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

MINATOMARU HOTEL HOLDINGS  Flagged for JAL Hotel             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

SOUTH WIND REALTY FINANCE  Purchasing loans secured by       Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           Nitto Kogyo 30 golf courses       Islands
                           (JV w/Nochu)

ITO ONSEN MANAGEMENT CO.,  Flagged for New Onsen deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Ebina);Management of
                           Ryokan (Japanese Hotel).

TAMATSUKURI ONSEN HOTEL    ASSG/REPIA Onsen                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
MANAGEMENT CO., LTD.       deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

ENDEAVOR PRIVATE FUND CO., Flagged for Private Equity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Fund Deal. Holding RE Trust
                           beneficicary Interest.

ENDEAVOR PRIVATE FUND TK   Investing in real estate.         Japan           3   THE GOLDMAN SACHS GROUP, INC.    12.1380%
                           Change from EQPU to
                           Consolidated due to                                   GS STRATEGIC INVESTMENTS JAPAN
                           purchase TK interest from                             LLC                              25.0000%
                           3rd party
                                                                                 ENDEAVOR PRIVATE FUND CO., LTD.   5.0000%
                                                                                                                 ---------
                                                                                                                  42.1380%

HORTENSIA CAYMAN           Flagged for Universal Hotel       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    19.9770%
                           Deal.                             Islands
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              25.3684%
                                                                                                                 ---------
                                                                                                                  45.3454%

GOLDMAN SACHS do BRASIL    Brazilian bank.                   BRAZIL          2   THE GOLDMAN SACHS GROUP, INC.    99.9000%
BANCO MULTIPLO S/A
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            0.1000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Representative office in          BRAZIL          2   GOLDMAN, SACHS & CO.              1.0000%
REPRESENTACOES LTDA.       Sao Paulo, Brazil
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK FUJIMIZAKA              Flagged for Yamato Life           Japan           1   AR HOLDINGS GK                  100.0000%
                           Deal.

AR HOLDINGS GK             Holding equity interest.          Japan           2   AR HOLDINGS (DELAWARE) L.L.C.   100.0000%

                                                                                 MLQ INVESTORS, L.P.               0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK GOLDMAN SACHS SSG I     Flagged for Project Coin.         Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns equity for investment.

GOLDMAN SACHS PSI JAPAN    Flagged for Project Coin.         Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.

GK JUPITER INVESTMENT III  Flagged as ASSG Equity            Japan           1   AR HOLDINGS GK                  100.0000%
                           Entity.

GK KIRISHIMA               PFS Project Neo. Holds            Japan           1   AR HOLDINGS GK                  100.0000%
                           equity for investment.

AR HOLDINGS (DELAWARE)     To hold the equity in AR          Delaware        1   MLQ INVESTORS, L.P.             100.0000%
L.L.C.                     Holdings GK which will be
                           the parent for some of our
                           future Japanese entities
                           used for ASSG/REPIA
                           acquisitions.

GK YAMAMOTO KAIUN HOLDINGS Flagged for Project               Japan           2   AR HOLDINGS (DELAWARE) L.L.C.     1.0000%
                           Tugboat.Holding Securities.
                                                                                 MLQ INVESTORS, L.P.              84.0000%
                                                                                                                 ---------
                                                                                                                  85.0000%

ASIAN SEA WAYS S.A.        Flagged for Project               Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
                           Tugboat. Owns and operates
                           ships.

YAMAMOTO REAL ESTATE CO.,  Project Tugboat.                  Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
LTD.

YAMAMOTO KAIUN CO., LTD.   Flagged for Project Tugboat.      Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

EMERALD MARINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

MAY FLOWER MARITIME S.A.   Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

OCEAN BLUELINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS GROUP Y      Provide assets and services       Mexico          2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANIA, S. DE R.L. DE    to Goldman Sachs Mexico                               INC.
C.V.                       Casa de Bolsa, S.A. de
                           C.V.  in Mexico City, or                              GOLDMAN SACHS GLOBAL HOLDINGS
                           others as deemed                                      L.L.C.                            1.0000%
                           appropriate.                                                                          ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MEXICO CASA  Mexican Broker-Dealer;            Mexico          2   THE GOLDMAN SACHS GROUP, INC.    99.9900%
DE BOLSA, S.A. DE C.V.     Group Inc. owns 43,995,599
                           shares; Global Holdings                               GOLDMAN SACHS GLOBAL HOLDINGS
                           owns 4,400 shares; as of                              L.L.C.                            0.0100%
                           10/30/01 no longer Approved                                                           ---------
                           Person and will not                                                                   100.0000%
                           actively engage in the
                           securities or advisory
                           business

RUBIN LINE LIMITED         Vessel Holding Company            Liberia         1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

YAMAMOTO MARITIME, S.A.    Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS ARGENTINA    Representitive Office in          Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Buenos Aires
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS ARGENTINA LLC-BUENOS    Rep office that handles           Argentina       1   GOLDMAN SACHS ARGENTINA L.L.C.  100.0000%
AIRES                      investment banking
                           activities

GOLDMAN SACHS HEDGE FUND   An investment adviser.            Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
STRATEGIES LLC
                                                                                 GOLDMAN SACHS ASSET MANAGEMENT,
                                                                                 L.P.                              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS LIQUID       To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
TRADING OPPORTUNITIES      consolidation of teh GSAM
FUND, LLC                  fund Seed Investments

GSAM INDIA HOLDINGS        Holding company for an            Mauritius       1   GOLDMAN SACHS ASSET             100.0000%
LIMITED                    asset management company                              MANAGEMENT, L.P.
                           and trustee company in India

GOLDMAN SACHS              Investment banking                Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
(NETHERLANDS) B.V.         activities; fixed income                              INC.
                           trader.  Executes, clears
                           and carries all types of
                           futures transactions on the
                           MATIF for affiliated
                           entities.

GS A320 LLC                Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GS RJX LEASING LLC         Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GOLDMAN SACHS (UK) L.L.C.  Non-regulated holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           company for Goldman Sachs                             INC.
                           Overseas Limited;
                           established to achieve tax
                           efficiencies within UK
                           group.

FLEET TRADE & TRANSPORT    Oil shipping and                  England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    transporting; non-regulated                           HOLDINGS (U.K.)
                           London based petroleum
                           shipping entity;

FLEET TRADE & TRANSPORT    Non-regulated petroleum           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(U.S.A.) LTD.              shipping entity.                                      INC.

GOLDMAN SACHS GROUP        Holding company.                  England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
HOLDINGS (U.K.)

GOLDMAN SACHS BANK USA     To exercise the powers            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           conferred by Section 100 of                           INC.
                           the New York Banking Law.

GOLDMAN SACHS (CAYMAN)     Trust company; acts as            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
TRUST, LIMITED             offshore trust administrator      Islands             HOLDINGS L.L.C.
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING
                                                                                 COMPANY                          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ROTHESAY LIFE LIMITED      FSA-regulated Insurance           England         1   ROTHESAY LIFE (CAYMAN)          100.0000%
                           Company                                               LIMITED

ROTHESAY PENSIONS          Employer Sponsor Company          United          1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         for Defined Benefit Pension       Kingdom             INC.
                           Plan

GOLDMAN SACHS              Licensed bank in the U.K.         England         1   GOLDMAN SACHS GROUP             100.0000%
INTERNATIONAL BANK         performs foreign currency                             HOLDINGS (U.K.)
                           option and swap trading and
                           is a deposit-taking
                           institution

GSLM HOLDINGS, LLC         To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GSLM HOLDINGS II, LLC      To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GOLDMAN SACHS PROPERTY     Non-regulated UK based            England         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT                 entity which holds the                                INC.
                           leasehold improvements for
                           Peterborough Court and
                           incurs all expenses for
                           operating the building.

GS MUNICIPAL PRODUCTS      Holds sponsor certificates        Delaware        2   GOLDMAN, SACHS & CO.              1.0000%
L.L.C.                     issued in tender option
                           programs.                                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS LP            holding entity for CER            Cayman          2   GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           Investments 1 and all             Islands
                           further special purpose
                           vehicles which are
                           incorporated for the
                           business purpose of holding                           CER HOLDINGS GP                   1.0000%
                           CERs                                                                                  ---------
                                                                                                                 100.0000%

CER INVESTMENTS 1          special purpose vehicle to        Cayman          1   CER HOLDINGS LP                 100.0000%
                           hold carbon emission              Islands
                           reduction units (CERs)

GSPS (DEL) L.P.            holding entity for GSPS           Delaware        2   GSPS STRATEGIES CORP.            75.0000%
                           Bermuda Corporation
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS GP            general partner to CER            Cayman          1   GOLDMAN SACHS GLOBAL            100.0000%
                           Holdings LP                       Islands             HOLDINGS L.L.C.

ROTHESAY LIFE (CAYMAN)     Insurance holding company         Cayman          1   ROTHESAY LIFE, L.L.C.           100.0000%
LIMITED                    for UK insurance business         Islands

ROTHESAY LIFE, L.L.C.      to hold stock in cayman           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           company                                               INC.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MONEY PARTNERS HOLDINGS    UK residential mortgage           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    loan originator.                  Kingdom             HOLDINGS (U.K.)

GOLDMAN SACHS OVERSEAS     Non-regulated Paris based         Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
FINANCE, L.P.              entity formed to issue a                              INC.
                           $1.5 billion French France
                           Note; finance Company;                                GOLDMAN SACHS (FRANCE) FINANCE,
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

EXCELLENT EQUITY TK        Kamata kosan                      Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           (Residential); Excellent to                           INC.
                           purchase 2 retail store
                           buildings , 1 hotel plus                              GS STRATEGIC INVESTMENTS JAPAN
                           parking area ( land), 1                               LLC                              25.0000%
                           residential and 5 lands.
                                                                                 EXCELLENT EQUITY CO., LTD.        5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

ELQ INVESTORS, LTD         "Holding" company for             England         1   MTGLQ INVESTORS, L.P.           100.0000%
                           distressed debt investments

PERCIER FINANCE SAS        Investment company.               France          1   ELQ INVESTORS, LTD               90.0000%

Fleet Properties, Compra e Property company                  Portugal        2   ELQ INVESTORS, LTD               99.0000%
Venda de Im??veis, Lda     incorporated in Portugual
                           for the purpose of                                    MTGLQ INVESTORS, L.P.             1.0000%
                           participating in the public                                                           ---------
                           auctions of properties held                                                           100.0000%
                           as collateral for the NPL
                           portfolios held by PMF-2,
                           Ltd


MONT BLANC ACQUISITIONS    Total Return Swap                 England         1   ELQ INVESTORS, LTD              100.0000%
LTD                        counterparty for the Mont
                           Blanc NPL Portfolio

MATTERHORN ACQUISITIONS    SPV incorporated for the          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
LTD.                       acquisition of a portfolio                            INVESTMENT FUND B.V.
                           of NPLs from Delmora Bank
                           in Germany

MB ACQUISITIONS B.V.       Joint venture company for         Netherlands     1   ELQ INVESTORS, LTD               50.0000%
                           the Mont Blanc
                           non-performing loan
                           portfolio

GOLDMAN SACHS CREDIT       Established to hold a             England         1   ELQ INVESTORS, LTD              100.0000%
PARTNERS (EUROPE) LTD      portfolio of investments.

GOLDMAN SACHS POWER L.L.C. DULLES HOLDING CORP. was          Delaware        2   J. ARON HOLDINGS, L.P.           99.0000%
                           former name. Established to
                           serve as the exclusive                                J. ARON & COMPANY                 1.0000%
                           advisor to Constellation                                                              ---------
                           Power Source Inc. for power                                                           100.0000%
                           trading and risk management.


ALKAS REALTY PRIVATE       The entity is a SPC which         Singapore       2   THE GOLDMAN SACHS GROUP,         19.5650%
LIMITED                    will purchase DBS tower as                            INC.
                           a rental property in
                           Singapore.                                            BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

EXCHANGE REALTY SRL        Investment holding company        Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           formed for the purpose of                             INC.
                           investing in real estate in
                           China                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

CASE G, LLC                Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GSFS INVESTMENTS IV, LLC   To hold two operating             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases on mining equipment.

GOLDMAN SACHS FUTURES      Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
(ASIA) LIMITED             dealing in futures                                    (HONG KONG) LIMITED
                           contracts on behalf of
                           affiliated companies on the
                           Hong Kong Futures Exchange
                           Limited ("HKFE").

TRIUMPH INVESTMENTS        Primarily established to          Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

GS 767 LEASING LLC         Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

BLOSSOM HOLDING III BV     GS European Opportunities         Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Fund BV subsidary for Ihr                             INVESTMENT FUND B.V.
                           Platz Investment

REP FSB REAL ESTATE,       REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                                                                           INC.

GS LPII PHASE I REALTY,    REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

MARS EQUITY CO., LTD.      Purchasing Loans, Holding         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Real estates and                                      LTD.
                           Securities.

OOO GOLDMAN SACHS          This entity was set up as         Russia          1   GS RBD HOLDINGS, L.P.           100.0000%
                           part of an AMSSG Structured
                           Investing Group transaction

GCN CE HOLDINGS            The entity will own several       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION                micro-ticket machine leases                           INC.
                           throughout the US and
                           Canada.

OOO GOLDMAN SACHS BANK     Trade FX and interest rate        Russia          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           products.                                             INC.

J. ARON & COMPANY          Dealer in petroleum, metals       New York        2   THE J. ARON CORPORATION           0.2000%
                           (precious and base), grain
                           and coffee/cocoa in the                               J. ARON HOLDINGS, L.P.           99.8000%
                           spot and forward markets                                                              ---------
                           and foreign currency                                                                  100.0000%
                           options and maintains seats
                           on various exchanges;
                           Commodities dealer


J. ARON & COMPANY          The principal activity of         Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE.           the Company is to trade in                            EXCHANGE (SINGAPORE) PTE.
                           physical oil and oil
                           related derivative
                           contracts including
                           forwards, swaps, options
                           and futures.

GOLDMAN SACHS (SINGAPORE)  Holder of a Capital Markets       Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PTE.                       Services Licence to advise                            EXCHANGE (SINGAPORE) PTE.
                           on corporate finance, deal
                           in securities, leveraged
                           foreign exchange trading
                           and fund management.

GOLDMAN SACHS FOREIGN      Non-regulated entity which        Singapore       1   GOLDMAN SACHS HOLDINGS          100.0000%
EXCHANGE (SINGAPORE) PTE.  is a holding company and                              (HONG KONG) LIMITED
                           deals in foreign exchange
                           and derivative contracts

GOLDMAN SACHS FUTURES PTE  Clearing of futures and           Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
LTD                        options contracts                                     EXCHANGE (SINGAPORE) PTE.

RAINBOW PLAZA CAPITAL SRL  Holds a residential               Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           building in Shanghai, China.                          INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GOLDMAN SACHS LONGEVITY    UK Proprietary trading            England         2   GSLM HOLDINGS, LLC               99.0000%
MARKETS (U.K.)             entity for the Longevity
                           Markets Group                                         GSLM HOLDINGS II, LLC             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

J. ARON (CHINA)            Trading of base metals and        People's        1   J. ARON (CHINA) HOLDINGS        100.0000%
COMMODITIES TRADING        other commodities in China        Republic of         L.L.C.
COMPANY LIMITED                                              China


GS INVESTMENT STRATEGIES   Sub-advisor to Liberty            Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE            Harbor                                                EXCHANGE (SINGAPORE) PTE.

EXCHANGE (BEIJING) CO.     To hold Exchange Tower in         People's        1   EXCHANGE REALTY SRL             100.0000%
LIMITED                    Beijing.                          Republic of
                                                             China

GARDEN PLAZA CAPITAL CO.   To hold Garden Plaza in           People's        1   GARDEN PLAZA CAPITAL SRL        100.0000%
LTD                        China.                            Republic of
                                                             China

SHANGHAI FUJITA TIANSHAN   To hold Rainbow Plaza in          People's        1   RAINBOW PLAZA CAPITAL SRL       100.0000%
HOUSING DEVELOPMENT CO.,   China.                            Republic of
LTD.                                                         China

GOLDMAN SACHS (MAURITIUS)  Vehicle for investing in          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
L.L.C.                     India; holding company for
                           Goldman Schs (India)
                           Securities Private Limited
                           and Goldman Sachs Services
                           Private Limited. The
                           Company was also the
                           holding company for GS
                           joint venture in Kotak
                           Mahindra Capital Company
                           and Kotak Secur

GOLDMAN SACHS INVESTMENTS  Primarily engaged in              Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
(MAURITIUS) I  LIMITED     trading of financial
                           products including equity
                           securities in India and
                           other Asian countries.

GOLDMAN SACHS (RUSSIA)     Business tranferred to J.         England         1   GOLDMAN SACHS                   100.0000%
                           Aron & Company (U.K.).                                INTERNATIONAL HOLDINGS LLC
                           Entity to be used to set up
                           an IBD branch in Russia.

GOLDMAN SACHS (LABUAN)     The principal activities          Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
INVESTMENT BANK LIMITED    include investment banking                            (HONG KONG) LIMITED
                           and trading of financial
                           products.

J.ARON(CHINA)TRADING       Trading of base metals and        China           1   J. ARON (CHINA)                 100.0000%
BEIJING                    other commodities in China.                           COMMODITIES TRADING
                                                                                 COMPANY LIMITED

EURO-SPLITTER B.V.         Non-regulated Dutch entity        Netherlands     1   J. ARON & COMPANY               100.0000%
                           established to invest in a        Antilles
                           condensate splitter.

LIBERTY HARBOR I GP, LLC   General Partner of Liberty        Delaware        1   GSCS HOLDINGS II LLC            100.0000%
                           Harbor Master Fund

GSCS HOLDINGS I LLC        Holding Company of GSCS           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings II, LLC which in                             INC.
                           turn holds GS Capital
                           Strategies LLC

GSPS BERMUDA CORPORATION   to hold equity investments        Bermuda         1   GSPS (DEL) L.P.                 100.0000%
LIMITED                    for GSPSto hold equity
                           investments for GSPS

GOLDMAN SACHS SERVICES     Technology and data process       India           2   GOLDMAN SACHS (ASIA)              1.0520%
PRIVATE LIMITED            entity.                                               FINANCE

                                                                                 GOLDMAN SACHS (MAURITIUS)        98.9480%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Business tranferred to            England         1   GOLDMAN SACHS HOLDINGS          100.0000%
INTERNATIONAL FINANCE      Goldman Sachs International                           (U.K.)

GSISPL- Bangalore Branch   Foreign Merchant Banking          India           1   GOLDMAN SACHS (INDIA)           100.0000%
                                                                                 SECURITIES PRIVATE LIMITED

GOLDMAN SACHS TRADING AND  Sales agent for affiliated        Netherlands     2   J. ARON HOLDINGS, L.P.            0.2500%
CLEARING SERVICES          companies. Non-regulated
(NETHERLANDS) B.V.         entity established to                                 J. ARON & COMPANY                99.7500%
                           employ traders in Rotterdam.                                                          ---------
                                                                                                                 100.0000%

THE EUROPEAN POWER SOURCE  Dutch Holding Co for              Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY (B.V.)             Pan-European power trading                            INC.
                           business

THE EUROPEAN POWER SOURCE  Trading power in the              England         1   THE EUROPEAN POWER SOURCE       100.0000%
COMPANY (U.K.) LIMITED     UK/NETA Environment.                                  COMPANY (B.V.)

PATTERSON CAPITAL MARKETS, Futures introducing broker.       Illinois        1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                                                                             INC.

GOLDMAN SACHS (INDIA)      Broker/Dealer, merchant           India           1   GOLDMAN SACHS (MAURITIUS)       100.0000%
SECURITIES PRIVATE LIMITED banking, provide financial                            L.L.C.
                           services

GS RBD HOLDINGS, L.P.      Partnership will hold an          Delaware        2   GS RBD HOLDINGS I CORP.          99.0000%
                           equity interest in a new
                           Russian broker/dealer                                 GS RBD HOLDINGS II CORP.          1.0000%
                           entity.                                                                               ---------
                                                                                                                 100.0000%

GS RBD HOLDINGS I CORP.    Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,         100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GS RBD HOLDINGS II CORP.   Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GOLDMAN SACHS (MAURITIUS)  Holding company for NBFC          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
NBFC L.L.C.                companies in India

GOLDMAN SACHS PARIS INC.   Investment banking                France          2   GOLDMAN, SACHS & CO.             99.0000%
ET CIE                     activities;
                           reception-transmission of                             GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           orders, equity and equity                             L.L.C.                          ---------
                           derivatives; private                                                                  100.0000%
                           banking; marketing of asset
                           management products to
                           institutional clients;
                           coutnerparty to derivatives
                           products for mexican
                           institutions

GSI Qatar FC branch        IBD services out of Quatar        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           financial centre                  Kingdom

GS SITE 25 HOTEL HOLDINGS, Entity to house the holding       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        company for Embassy Suite                             INC.
                           Hotel Acquisition

GS SITE 25 RETAIL, LLC     real estate operating             Delaware        1   GS SITE 25 RETAIL               100.0000%
                           entity for the retail                                 HOLDINGS, LLC
                           condominium located at 102
                           North End Avenue, New York,
                           NY

GS SITE 25 RETAIL          Entity to house holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for the Embassy                               INC.
                           Suite Retail Acquisition

GS SITE 25 HOTEL, LLC      real estate operating             Delaware        1   GS SITE 25 HOTEL HOLDINGS,      100.0000%
                           entity for the hotel                                  LLC
                           condominium known as
                           Embassy Suites located at
                           102 North End Avenue, New
                           York, NY

PRATHAM INVESTMENTS AND    The company is an existing        India           2   GOLDMAN SACHS SERVICES            0.3360%
TRADING PRIVATE LIMITED    company incorporated in                               PRIVATE LIMITED
                           India in 1991, under the
                           provisions of Companies                               GOLDMAN SACHS (MAURITIUS)        99.6640%
                           Act, 1956.  It is                                     NBFC L.L.C.                     ---------
                           registered with the Reserve                                                           100.0000%
                           bank of India as a
                           non-banking financial
                           company.  The primary
                           activity has inter-alia
                           involved granting of l

GOLDMAN SACHS (UK) L.L.C.  Holding company for CIN           Delaware        2   GOLDMAN SACHS (UK) L.L.C.        99.0000%
III                        Managemenet
                                                                                 GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        Holding company for CIN           England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
MANAGEMENT HOLDINGS        Management which is now                               III
                           inactive

CIN MANAGEMENT             British Coal's pension fund       England         1   GOLDMAN SACHS ASSET             100.0000%
                           manager (see Other                                    MANAGEMENT HOLDINGS
                           Information)

PT GOLDMAN SACHS INDONESIA Dormant company                   Indonesia       3   GOLDMAN SACHS (ASIA              90.0000%
                                                                                 PACIFIC) L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     0.1000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING    9.9000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE GROUND (MAURITIUS) Shareholder of India SPV          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
LIMITED                    which in turn hold land and
                           develop building in
                           Bangalore.

SAFFRON PROPERTIES PRIVATE To own / invest in real           India           1   VANTAGE GROUND (MAURITIUS)      100.0000%
LIMITED                    estate in India.                                      LIMITED

GSIP HOLDCO A LLC          holding company                   Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GSIP HOLDCO B LLC          holding company                   Delaware        1   GSIP HOLDCO A LLC               100.0000%

GOLDMAN SACHS INVESTMENT   General Partner to make           Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
PARTNERS HOLDCO CAYMAN     nominal investment in GSIP        Islands
LTD.                       entities

GOLDMAN SACHS (ASIA)       Partnership holding company       Delaware        5   THE GOLDMAN SACHS GROUP,         14.2637%
CORPORATE HOLDINGS L.P.    for the AEJ Group.                                    INC.

                                                                                 GOLDMAN SACHS (ASIA) FINANCE     13.7827%
                                                                                 HOLDINGS L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (DELAWARE)         11.6899%
                                                                                 HOLDING CORPORATION
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS CHINA        The entity is setup for the       Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
STRATEGIC INVESTMENTS      purpose of acquiring ASSG                             LIMITED
LIMITED                    investments.

GOLDMAN SACHS CHINA        To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS (MAURITIUS)    private and public                                    (DELAWARE) L.L.C.
LIMITED                    companies with operations
                           in the Peoples Republic of
                           China.  A Limited Partner
                           of HOPU USD Master Fund I,
                           L.P.

VANTAGE STRIDE (MAURITIUS) To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

VANTAGE QUEST (MAURITIUS)  To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

GS GLOBAL COMMODITIES SPC  Not commenced business.           Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           Intended to be a segregated       Islands             (HONG KONG) LIMITED
                           portfolio company

GOLDMAN SACHS RE           Holding company for ASSG          Cayman          1   GS ASIAN VENTURE                100.0000%
INVESTMENTS HOLDINGS       investments.                      Islands             (DELAWARE) L.L.C.
LIMITED

OXLEY INVESTMENTS BV       Investment holding for ASSG       Netherlands     1   GS ASIAN VENTURE                100.0000%
                           Indonesian investments.                               (DELAWARE) L.L.C.

WWD RUBY LIMITED           To hold investments in            Mauritius       1   VANTAGE STRIDE (MAURITIUS)      100.0000%
                           financial instruments                                 LIMITED
                           mainly loans and equities
                           in Asia ex-japan.

EXPRESS INVESTMENTS II     SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Korean                                 (MAURITIUS) LIMITED
                           Investment SPC (50%) and
                           ChoHung Bank joint venture
                           restructuring SPC (49%).
                           (All loans were classified
                           as non-performing loans).

GOLDMAN SACHS HOLDINGS     Holding company for ASSG          Mauritius       2   GOLDMAN SACHS (ASIA)             99.0000%
(MAURITIUS) LIMITED        investments.                                          FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

LANDPRO INVESTMENTS        Affiliate of Baekdu (ASSG         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          flagship entity for GS to                             (DEL)
                           invest in REO deals in AEJ
                           (Asia excluding Japan)).

GOLDMAN SACHS SERVICES     Baekdu is an ASSG flagship        British         1   GOLDMAN SACHS GLOBAL            100.0000%
(B.V.I.) LIMITED           entity for GS to invest in        Virgin              SERVICES II LIMITED
                           REO deals in AEJ (Asia            Islands
                           excluding Japan) and
                           Landpro was setup between
                           GS Financial Services L.P.
                           (DEL) and Baekdu for
                           legal/tax reasons.

GOLDMAN SACHS (DELAWARE)   Holding Company for GS            Delaware        3   GOLDMAN, SACHS & CO.             15.6600%
HOLDING CORPORATION        (Asia) Corporate Holding LP
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     7.9200%
                                                                                 L.L.C.

                                                                                 J. ARON & COMPANY                76.4200%
                                                                                                                 ---------
                                                                                                                 100.0000%

DISTRESSED OPPORTUNITIES   To hold and invest in             Delaware        1   THE GOLDMAN SACHS GROUP,         90.0000%
INTERNATIONAL, INC.        securities and engage in                              INC.
                           general commercial
                           activities

RESTAMOVE IRELAND LIMITED  The Company invests in            Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           financial instruments                                 (DEL)
                           including foreign
                           currencies, securities and
                           other financial products.

GS LINDEN POWER HOLDINGS   Entity was acquired as part       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        of the Linden venture.                                INC.

J. ARON (CHINA) HOLDINGS   Holding company for the           Delaware        1   GOLDMAN SACHS GLOBAL            100.0000%
L.L.C.                     WFOE set up for the                                   HOLDINGS L.L.C.
                           commodities business.

SHIPCO HOLDINGS II, LTD.   indirect holding company          Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           for shipping assets               Islands             (HONG KONG) LIMITED

GOLDMAN SACHS INVESTMENT   General Partner to make           Delaware        1   GS INVESTMENT STRATEGIES,       100.0000%
PARTNERS GP, LLC           nominal investment in GSIP                            LLC
                           entities

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES I LIMITED         citizens/green card holders       Islands             INC.
                           outside US

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
SERVICES II LIMITED        citizens/green card holders       Islands             HOLDINGS L.L.C.
                           outside US
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

WALL STREET ON DEMAND,     WSOD Acquisition Corp.            Delaware        1   THE GOLDMAN SACHS GROUP,         95.4113%
INC.                       merged into Wall Street On                            INC.
                           Demand, Inc. on 4/17/06.

GOLDMAN SACHS HOUSING AND  GNMA issuer/servicer and a        New York        2   THE GOLDMAN SACHS GROUP,         99.0000%
HEALTH CARE FUNDING        non-supervised mortgagee                              INC.
COMPANY                    under FHA regulationss to
                           originate, process and                                GOLDMAN SACHS HOUSING AND         1.0000%
                           service FHA insured                                   HEALTH CARE CAPITAL CORPORATION
                           mortgages                                                                             ---------
                                                                                                                 100.0000%


REP SVY REALTY HOLDINGS,   Entity is the holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                     company that owns Savoy.                              INC.

GSUIG, L.L.C.              investment vehicle for UIG        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS ACA, LLC                Member in Agricultural            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Company of America Holdings                           INC.
                           LLC, a joint venture with
                           Duquesne Partners to invest
                           in agricultural (farm) real
                           estate

GS-MPIM II, LLC            Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM II, L.L.C.                                       INC.

GOLDMAN SACHS HOUSING AND  Originates and services FHA       New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
HEALTH CARE CAPITAL        insured mortgages; General                            INC.
CORPORATION                Partner in Goldman Sachs
                           Housing and Health Care
                           Funding Company

COMMONWEALTH ANNUITY AND   CwA (formerly AFLIAC)             Massachusetts   1   THE GOLDMAN SACHS GROUP,        100.0000%
LIFE INSURANCE COMPANY     contains the variable                                 INC.
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp. CwA
                           contains the variable
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp.

COMM. ANN. AND LIFE INS.   This is an insurance              Massachussets   1   THE GOLDMAN SACHS GROUP,        100.0000%
CO                         company organized under the                           INC.
                           laws of Massachusetts.  The
                           Company manages blocks of
                           variable annuity, variable
                           universal life and minor
                           blocks of group retirement
                           products.

ARROW CAPITAL REINSURANCE  ow Capital Risk Services          Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, LIMITED           Limited).will be the risk                             INC.
                           taking entity for our
                           property catastrophe
                           reinsurance business.
                           Arrow Capital Re will not
                           have any employees.  All
                           reinsurance professionals
                           supporting the business
                           will be employees of GS
                           Risk Adviso

EASTPORT CAPITAL CORP.     Engage in life settlements        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           business                                              INC.

EPF FINANCIAL, LLC         Purchaser of life settled         Delaware        1   EASTPORT CAPITAL CORP.          100.0000%
                           policies.

GS RE HOLDINGS, INC.       SPE set up as a Holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           entity for Life Settlement                            INC.
                           Solutions , Inc.

LONGMORE CREDIT, LLC       premium finance company           Delaware        1   GS RE HOLDINGS, INC.            100.0000%

ARROW CORPORATE MEMBER     Licensed insurance entity         Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
HOLDINGS LLC               that facilitates the life                             INC.
                           settlements agency
                           business,including the                                GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           premium finance business.                             L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

QXX INDEX CO., LLC         to own and operate the QxX        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           Longevity/Mortality Index

LONGMORE CAPITAL, LLC      life settlement companylife       Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           settlement company

LONGMORE CREDIT SERVICES,  originate and service Life        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
LLC                        Finance business

GS INVESTMENT STRATEGIES,  Asset Management Company          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

ARROW CAPITAL INVESTMENT   Bermuda-based investment          Bermuda         2   GOLDMAN SACHS RISK               99.0000%
SERVICES, LTD.             provider and will be                                  ADVISORS, L.P.
                           providing investment
                           management services to                                GS RISK ADVISORS, INC.            1.0000%
                           Irish Unit Trusts owned by                                                            ---------
                           GS. This business is part                                                             100.0000%
                           of the Longevity Markets
                           Group of GS Reinsurance
                           Group.



GOLDMAN SACHS IUT          An Irish Fund Management          Ireland         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         Company                                               INC.

GOLDMAN SACHS RISK         Licensed re-Insurance             Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
ADVISORS, L.P.             intermediary in NY that can                           INC.
                           act as re-insurance broker;
                           licensed re-insurance                                 GS RISK ADVISORS, INC.            1.0000%
                           broker in CT.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS RISK ADVISORS, INC.     General Partner of GS Risk        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Advisors, L.P.                                        INC.

ARROW CAPITAL RISK         Maintains Insurance               Bermuda         1   GOLDMAN SACHS RISK              100.0000%
SERVICES LIMITED           Broker's license in                                   ADVISORS, L.P.
                           Bermuda, effective 3/27/98;
                           reinsurance intermediary
                           that can act as reinsurance
                           broker.

GOLDMAN SACHS RISK         Reinsurance broker.               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES L.L.C.                                                                  INC.

GS EUROPEAN OPPORTUNITIES  Subsidiary of ELQ and             United          1   ELQ INVESTORS, LTD              100.0000%
FUND III L.P.              Holdco for Opp Fund 3             Kingdom

GS EUROPEAN INVESTMENT     Subdiairy of GS European          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP III LTD.             Opportunities Fund III LP                             FUND III L.P.
                           to trade in loan and bond
                           positions

THO B.V.                   Holding company for Akfen         Netherlands     1   ELQ INVESTORS, LTD              100.0000%
                           REIT

KYPRIS ACQUISITIONS LTD    SPV purchaser for portfolio       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of NPLs from HVB named                                FUND II L.P.
                           Project Aphrodite

POSEIDON ACQUISITIONS LTD  ESSG Portfolio SPV for            England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta II NPL portfolio in                             FUND II L.P.
                           the Opportunities Fund II

GS EUROPEAN OPPORTUNITIES  General partner of the            England         1   ELQ INVESTORS, LTD              100.0000%
FUND II GP LTD             HoldCo LP of the European
                           Opportunities Fund II

KAGAWA (DELAWARE) L.L.C.   Parent of Leaf Green              Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           TK-2312 (loan SPC)                                    (MAURITIUS) LIMITED

BAY WIND REALTY FINANCE    Purchasing loans jointly          Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           with Nochu. Owns equity in        Islands
                           subsidiary (Owns TE
                           Capital).

RAICHO CO., LTD.           Flagged for Omotesando deal.      Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

WAKAKUSA KAIHATSU CO.,     Flagged for Oomotesando           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal.                                                 LTD.

GK CRYSTAL INVESTMENT      Holding SPL. Flagged for          Japan           2   GOLDMAN SACHS REALTY JAPAN        1.0000%
                           ASSG SPL Deal.                                        LTD.

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK KANAGAWA HOLDING        Flagged for Kohnan home           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           center deal. Owns
                           beneficiary rights.

GK TAMATSUKURI ONSEN       ASSG/REPIA Onsen                  Japan           1   AR HOLDINGS GK                  100.0000%
KAIHATSU                   deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

GK HAKATA HOTEL HOLDING    Flagged for Hotel                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           centraza.Holding Hotel.                               LTD.

HAKATA HOTEL HOLDING TK    To hold a 197-romm city           Japan           3   THE GOLDMAN SACHS GROUP,         18.9623%
                           hotel , Hotel Centraza, in                            INC.
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   29.0758%
                                                                                 LLC

                                                                                 GK HAKATA HOTEL HOLDING           1.0000%
                                                                                                                 ---------
                                                                                                                  49.0381%

GK KEISEN KAIHATSU         Flagged for Fujiya Deal.          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding hard asset (ginni
                           Building).

KEISEN KAIHATSU TK         To purchase buildings in          Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           Tokyo from Fujiya, a                                  INC.
                           confectionary Co. in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KEISEN KAIHATSU                5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

UMEDA KAIHATSU TMK         Holding real estate.              Japan           1   MLQ INVESTORS, L.P.             100.0000%

KAWASAKI HOLDINGS CO.,     Flagged for Kawasaki Hotel        Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal/Owns hotel assets.                               LTD.
                           Owns beneficiary right of
                           Hotel Nikko Kawasaki. Also
                           owns equity in subsidiary.

GK IMPACT HOLDING          Flagged for Nihon Birudo          Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Deal. Owns hard asset.                                LTD.

IMPACT HOLDING TK          To acquire a piece of land        Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           with a building in Chiba                              INC.
                           and rebuild a new shopping
                           center                                                GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK IMPACT HOLDING                 5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

SENRI CHUO GK              Flagged for Osaka Senri           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           deal.                                                 LTD.

SENRI CHUO TK              To purchase a building            Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           named Senri Life Science                              INC.
                           Center in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 SENRI CHUO GK                     5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

PRIME ASSET CO., LTD.      Dormant                           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PRIME ASSET TK             To purchase real estate and       Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           the Juraku 8 building in a                            INC.
                           commercial area in Japan
                           from KK Juraku.                                       GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 PRIME ASSET CO., LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

TG FUND II CO., LTD.       Flagged for TG Fund Deal          Japan           1   AMETHYST REALTY TK              100.0000%
                           (SMAP 2)

TG FUND II TK              To purchase 28 assets such        Japan           2   AMETHYST REALTY TK               99.0000%
                           as an office, retail and
                           multifamily residential                               TG FUND II CO., LTD.              1.0000%
                           properties located all over                                                           ---------
                           Japan from Yusei Fukushi a                                                            100.0000%
                           pension fund manager for
                           Japan Post.



RESTIR INVESTMENT CO.,     Real EstateFlagged for            Japan           1   JUPITER INVESTMENT CO.,          50.0000%
LTD.                       Restir Deal.                                          LTD.

GOLDMAN SACHS INTL ZURICH  Provides sales and mkting         Switzerland     1   GOLDMAN SACHS INTERNATIONAL     100.0000%
BRAN                       services for equity mkt

GOLDMAN SACHS BANK AG      Zurich based bank providing       Switzerland     1   THE GOLDMAN SACHS GROUP,        100.0000%
                           financial services to                                 INC.
                           wealthy individual clients,
                           lead-manager of Swiss Franc
                           denominated warrants and
                           providing  clearance for
                           Swiss equity
                           securities;Zurich based
                           bank providing financial
                           services to wealthy
                           individual client

GSCO BETEILIGUNGS GMBH     Established to buy                Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
                           preferred shares in
                           NetJets, a Swiss based
                           company.

GOLDMAN, SACHS & CO.       Managing general partner of       Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
FINANZ GMBH                Goldman, Sachs & Co. oHG, a                           INC.
                           German general partnership;
                           non regulated

GSI, ZWEIGNIEDERLASSUNG    Branch of GSI, only FICC &        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
FRANKF                     equity sales                      Kingdom

GOLDMAN, SACHS & CO. OHG   Frankfurt based subsidiary        Germany         2   GOLDMAN, SACHS & CO.              1.0000%
                           which provides investment                             FINANZ GMBH
                           banking services; German
                           bank; documents must be                               GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           signed by authorized                                  COMPANY
                           persons in Frankfurt;                                                                 ---------
                           CONSULT WITH ANDREAS                                                                  100.0000%
                           KOERNLEIN FOR PROPER
                           SIGNING AUTHORITY.
                           Approved Person.



GOLDMAN SACHS (CAYMAN)     Non-regulated holding             Cayman          2   THE GOLDMAN SACHS GROUP,         97.0000%
HOLDING COMPANY            company and General Partner       Islands             INC.
                           of Goldman Sachs & Co. OHG;
                           parent of The Goldman Sachs                           GOLDMAN SACHS GLOBAL HOLDINGS
                           (Cayman) Trust Limited                                L.L.C.                            3.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Goldman, Sachs Management  General Partner of GS             Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
GP GmbH                    Capital Partners 2000 GmbH
                           & Co. Beteiligungs KG

GOLDMAN, SACHS GIVES GMBH  Charity                           Germany         1   GSCO BETEILIGUNGS GMBH          100.0000%

GOLDMAN, SACHS & CO.       Nominee Company for               Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
VERWALTUNGS GMBH           Rhein-Donau Capital
                           Partners Fund and GS
                           Capital Partners II and III
                           (Germany) C.L.P.

GOLDMAN SACHS (AO) L.L.C.  Rep office in Moscow and          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           has in past entered into                              INC.
                           M&A advisory engagements in
                           Russia; does not engage in                            GOLDMAN SACHS GLOBAL HOLDINGS
                           securities trading or                                 L.L.C.                            1.0000%
                           brokerage; As of 1/1/02                                                               ---------
                           once again operating a                                                                100.0000%
                           branch in Russia, taxable
                           by Russian authorities,
                           supplying consultancy
                           servicest

KPL HOLDINGS LIMITED       Killingholme holding              Cayman          1   KPL ACQUISITIONS LIMITED        100.0000%
                                                             Islands

KPL FUNDING LIMITED        Killingholme funding              Cayman          2   KPL HOLDINGS LIMITED            100.0000%
                                                             Islands
                                                                                 GS KILLINGHOLME CAYMAN
                                                                                 INVESTMENTS II LTD                0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER GROUP   Holding company of the            England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    Killingholme group of                                 HOLDINGS (U.K.)
                           companies purchased by
                           ESSG.  The group formerly
                           held the Killingholme Power
                           Station before its
                           restructure.

KILLINGHOLME GENERATION    Established as part of an         England         4   KILLINGHOLME HOLDINGS             0.0006%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.
                                                                                 Scadbury II Assets               50.3165%

                                                                                 SCADBURY UK LIMITED              13.3694%

                                                                                 Shire Funding Limited            36.3135%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER         Former operating entity for       England         1   ELQ INVESTORS, LTD              100.0000%
                           the Killingholme Power
                           station.

KILLINGHOLME HOLDINGS      Established as part of an         England         1   KILLINGHOLME POWER GROUP        100.0000%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.

GS KILLINGHOLME CAYMAN     Is a part of the structured      Cayman           1   KILLINGHOLME GENERATION         100.0000%
INVESTMENTS LTD.           investing trade and will          Islands             LIMITED
                           enter into Swaps.

GSI BRANCH ITALY           Branch of GS London,              Italy           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           investment banking,asset
                           mgmt

GOLDMAN SACHS SGR S.P.A.   Portfolio management              Italy           2   GOLDMAN SACHS HOLDINGS           99.0000%
                           company. Merged with GSI                              (U.K.)
                           effective 12 November 2008.
                                                                                 GOLDMAN SACHS GROUP HOLDINGS
                                                                                 (U.K.)                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

V.A.P. 1 VEICOLO           Special purpose vehicle for       Italy           2   MLQ, L.L.C.                      50.0000%
ACQUISIZIONEPORTAFOGLI     securitization deal.
S.R.L.                                                                           MTGLQ INVESTORS, L.P.            50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN, SACHS & CO.       Non-regulated Frankfurt           Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
WERTPAPIER GMBH            based entity which issues                             INC.
                           warrants and purchases
                           offsetting OTC options in
                           the fixed income, eqity,
                           commodity and currency
                           markets.

GS FINANCE CORP.           This finance subsidiary           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           will issue cash settled                               INC.
                           structured notes.

GSSM HOLDING II LLC        To act as a holding company       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           for GSSM Holding II Corp                              INC.

GSSM HOLDING II CORP.      To hold the Sumitomo              Delaware        1   GSSM HOLDING II LLC             100.0000%
                           preferred shares

GS LS LEASING LLC          For PFG leasing business          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

GOLDMAN SACHS BANK USA
HOLDINGS LLC               Holding Company (Single           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Member LL) to hold GS Group                           INC.
                           Investment in GS Bank USA

REP KBY REALTY, L.L.C.     Real Estate investment            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

BEESTON INVESTMENTS         Korea futures & options          Cayman          1   GOLDMAN SACHS (ASIA             100.0000%
LIMITED                    trading.  Holds a Foreign         Islands             PACIFIC) L.L.C.
                           Investor status in Korea
                           (FINI).Maples & Calder is
                           the Cayman Islands agent.

CORNWALL INVESTMENTS       Futures & options trading         Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
LIMITED                    in Korea.  Holds Foreign          Islands             FINANCE HOLDINGS L.L.C.
                           Investor status (FINI) in
                           Korea and in Taiwan

HILLTOP INVESTMENTS        Futures & options trading         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
LIMITED                    in Korea. Holds Foreign           Islands             HOLDING COMPANY
                           Investor status (FINI) in
                           Korea and in Taiwan

LANSDALE INVESTMENTS
LIMITED                    Futures & options trading         Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           in Korea. Holds Foreign           Islands             (DEL)
                           Investor status (FINI) in
                           Korea and in Taiwan

Amagansett Assets          This entity was set up as         United          1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured       Kingdom             LLC
                           Investing Group transaction

Amagansett Funding Limited This entity was set up as         Cayman          1   GS FUNDING EUROPE               100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

Amagansett II Assets       This entity was set up as         Cayman          2   Amagansett Funding Limited       99.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction                           GS FUNDING EUROPE                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FUNDING EUROPE          This entity was set up as         England         1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured                           LLC
                           Investing Group transaction


SCADBURY ASSETS            This entity was set up as         England         2   Scadbury Funding Limited          1.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           SCADBURY UK LIMITED              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Scadbury Funding Limited   This entity was set up as         United          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

Scadbury II Assets         This entity was set up as         United          1   Scadbury Funding Limited        100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

SCADBURY UK LIMITED        This entity was set up as         United          1   GOLDMAN SACHS GROUP             100.0000%
                           part of an AMSSG Structured       Kingdom             HOLDINGS (U.K.)
                           Investing Group transaction

SHIRE ASSETS               Established as part of an         England         2   Shire Funding Limited             1.0000%
                           SSG Structured Investing
                           Group transaction.                                    SHIRE UK LIMITED                 99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Shire Funding Limited      Established as part of an         United          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

Shire II Assets            This entity was set up as         United          1   SHIRE UK LIMITED                100.0000%
                           part of a Structured              Kingdom
                           Investing Group transaction

SHIRE UK LIMITED           Established as part of an         United          1   GOLDMAN SACHS GROUP             100.0000%
                           SSG Structured Investing           Kingdom            HOLDINGS (U.K.)
                           Group transaction.

FAIRWAY RESOURCES
PARTNERS, LP               Partnership focused on oil        Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and gas production and
                           ownership of lease acreage.

PRNP, LLC                  To provide the SSG business       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           opportunity to invest on
                           the island of Puerto RicoTo
                           provide the SSG business
                           opportunity to invest on
                           the island of Puerto Rico

KRETA ACQUISITIONS LTD     SPV to purchase Project           England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta NPL Portfolio                                   FUND II L.P.

ASAMA ONSEN KAIHATSU CO.,
LTD.                       Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN
                           Holds Japanese Inn; Holds                             LTD.                            100.0000%
                           equity in subsidiary (Owns
                           Asama Onsen Hotel
                           Mamangement).

KAKEGAWA HOLDINGS  TK      A trustor and Master Lessee       Japan           2   KAKEGAWA HOLDINGS CO., LTD.       5.0000%
                           of Kakegawa Grand Hotel.
                                                                                 GS FINANCIAL SERVICES L.P.
                                                                                 (DEL)                            75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS HONY HOLDINGS I LTD.    Investment vehicle for Hony       Cayman          1   GS ASIAN VENTURE                100.0000%
                           Capital III Investment            Islands             (DELAWARE) L.L.C.
                           vehicle for Hony Capital III

GS HONY HOLDINGS II LTD.   Investment vehicle for the        Cayman          1   GS ASIAN VENTURE                100.0000%
                           firm's interest in Hony           Islands             (DELAWARE) L.L.C.
                           Capital fund III LP

GS CAPITAL PARTNERS AUTO
GLASS HOLDINGS             Investment vehicle for            Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Fuyao Auto Glass.                                     INC.

GS CAPITAL PARTNERS AURUM
HOLDINGS                   Investment vehicle for Midea      Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS CAPITAL PARTNERS VI     The CPVI Employee Fund is         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
EMPLOYEE FUND, L.P.        in the process of being                               INC.
                           deconsolidated as this
                           entity no longer holds
                           anything.

GS FUNDING MANAGEMENT      Set up as part of a               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    structured transaction            Islands
                           containing Interest rate
                           Swaps,Asset swaps and
                           treasuries.

GS EQUIPMENT FINANCE II    To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS EQUIPMENT FINANCE I     To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS LEASING LIMITED         Entity is a partnerships          Cayman          2   GS LEASING NO.1 LIMITED          90.0000%
PARTNERSHIP                set up to enter into a            Islands
                           finance lease with Tesco
                           Plc. It will acquire assets                           GS LEASING NO. 3 LIMITED         10.0000%
                           from Tesco and then lease                                                             ---------
                           them back in the form of                                                              100.0000%
                           the finance lease. As such
                           the fixed assets do not go
                           on the GS balance sheet.
                           Instead there is a lease
                           receivable.

GS LEASING NO.1 LIMITED    Entity set up to be the           Cayman          1   SCADBURY UK LIMITED             100.0000%
                           general partner                   Islands
                           (controlling interest) in
                           GS Leasing Limited
                           Partnership.  It will
                           invest in the partnership
                           in return for its share of
                           the leasing income.

GS LEASING MANAGEMENT
LIMITED                    To undertake leasing              Cayman          1   GOLDMAN SACHS GROUP             100.0000%
                           business.                         Islands             HOLDINGS (U.K.)

BIRCHFIELD ESTATES LTD     To own data site in London        England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS Israel LLC-Tel Aviv
Branch                     Single Member Office in Tel       Delaware        1   GOLDMAN SACHS ISRAEL LLC        100.0000%
                           Aviv. Israeli investment
                           research entity.

GS LEASING NO. 3 LIMITED   To hold a 10% stake in GS         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           Leasing ( 1344)                   Islands

DHONI CAYMAN HOLDINGS LTD. To invest in Urban                Cayman          1   GS ASIAN VENTURE                100.0000%
                           Infrastructure Real Estate        Islands             (DELAWARE) L.L.C.
                           Fund managed by Reliance
                           Industrieis in India.

DHONI CAYMAN LIMITED
PARTNERSHIP                Private equity vehicle for        Cayman          2   DHONI CAYMAN HOLDINGS LTD.       99.0000%
                           GS to invest in Urban             Islands
                           Infrastructure Real Estate                            DHONI CAYMAN GP LTD               1.0000%
                           Investment Fund  managed by                                                           ---------
                           Urban Infrastructure                                                                  100.0000%
                           Capital Advisors.Private
                           equity vehicle for GS to
                           invest in Urban
                           Infrastructure Real Estate
                           Investment Fund  managed by
                           Urban Inf

DHONI CAYMAN GP LTD        Hold an investment                Cayman          1   GS ASIAN VENTURE                100.0000%
                           structure in emerging Asian       Islands             (DELAWARE) L.L.C.
                           mkts


GS DIRECT, L.L.C.          Tupe of business: Other -         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investment fund                                       INC.

LFG HOLDINGS, LLC          Investment is a market data       Delaware        1   GSUIG, L.L.C.                   100.0000%
                           base and marketing
                           consulting firm based in
                           Miami

GS FUNDING EUROPE I LTD.   This entity is to be              Cayman          1   GS FUNDING EUROPE               100.0000%
                           involved in a trade               Islands
                           undertaken by the
                           structured investment
                           group. It will receive
                           funds from GS European
                           Funding Limited.

GS FUNDING EUROPE II LTD.  This entity is to be              Cayman          2   GS FUNDING EUROPE                10.0000%
                           involved in a trade               Islands
                           undertaken by the                                     GS FUNDING EUROPE I LTD.         90.0000%
                           structured investment                                                                 ---------
                           group. It will receive                                                                100.0000%
                           funds from GS European
                           Funding I Limited.

GS PHERECLUS HOLDINGS      Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
LIMITED                    holding company.

GS DIRECT GD LIMITED       Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

GS TREASURE SARL           Firm direct investment            Luxembourg      1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

LIQUIDITY ASSETS HOLDING   Established as part of an         Cayman          1   MTGLQ INVESTORS, L.P.           100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

FIRST AVIATION HOLDING     Consolidated GS Direct            Delaware        1   GS DIRECT, L.L.C.                95.5736%
CORP.                      investment

GS LOAN PARTNERS HOLDINGS  To invest / lend GS Loan          Delaware        1   GOLDMAN SACHS CREDIT            100.0000%
LLC                        Partners LLC and pledge                               PARTNERS L.P.
                           equity to funding
                           counterpart

GS LOAN PARTNERS LLC       to purchase and finance           Delaware        1   GS LOAN PARTNERS HOLDINGS       100.0000%
                           bank loan inventory                                   LLC

GK ITO ONSEN KAIHATSU      Flagged for New Onsen Deal        Japan           1   AR HOLDINGS GK                  100.0000%
                           (Ebina).Management of
                           Ryokan (Japanese Hotel).

GK YONAGO KAIKE ONSEN
KAIHATSU                   ASSG/REPIA Onsen Deal             Japan           1   AR HOLDINGS GK                  100.0000%

ARES (REAL ESTATE) B.V.    to hold real estate assets        Netherlands     1   GS FINANCIAL SERVICES L.P.       50.0000%
                           from the loan workouts in                             (DEL)
                           Ares Finance s.r.l.

ARES FINANCE Srl           A securitization vehicle          Italy           1   THE GOLDMAN SACHS GROUP,         50.0000%
                           established under Italian                             INC.
                           law that holds
                           sub-performing assets and
                           has issued debt secured by
                           these assets.

PNW, LLC                   A utilities supplier of           Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           energy and energy-related                             PARTNERS LLC
                           products.

GOLDMAN SACHS REAL ESTATE
FUNDING CORP.              Acts as the General Partner       New York        1   GOLDMAN SACHS BANK USA          100.0000%
                           of Goldman Sachs Mortgage
                           Company

GOLDMAN SACHS MORTGAGE
COMPANY                    Goldman Sachs Mortgage            New York        2   GOLDMAN SACHS BANK USA           99.0000%
                           Company ("GSMC") purchases
                           closed, independently                                 GOLDMAN SACHS REAL ESTATE
                           funded, first and                                     FUNDING CORP.                     1.0000%
                           subordinate-lien                                                                      ---------
                           residential mortgage loans                                                            100.0000%
                           for its own investment,
                           securitization, or resale.
                           In addition, GSMC provides
                           warehouse and repurchase
                           financing to mortg

MLQ INVESTORS, L.P.        Hold certain mortgage             Delaware        2   THE GOLDMAN SACHS GROUP,
                           properties for liquidation.                           INC.                             99.0000%

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CL INVESTMENTS LIMITED     Non-regulated Cayman Island       Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           based entity established to       Islands             INC.
                           invest in an unaffiliated
                           entity which holds a
                           consumer loan portfolio;
                           contribute equity to a
                           trust which will hold ITT
                           receivables

MLQ, L.L.C.                General partner of MLQ            Delaware        2   THE GOLDMAN SACHS GROUP,
                           Investors, L.P.                                       INC.                             99.0000%

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MAIN STREET MORTGAGE       Florida subsidiary acquired       Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANY, LIMITED           to service mortgage                                   INC.
PARTNERSHIP                portfolios (primarily those
                           held by Goldman Sachs                                 MSMC, INC.                        1.0000%
                           Mortgage Company)                                                                     ---------
                                                                                                                 100.0000%

GS MORTGAGE SECURITIES     To act as depositor for           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION II             commercial mortgage backed                            INC.
                           securities deals

MTGLQ INVESTORS, L.P.      Investor in various real          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           estate transactions                                   INC.

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, L.P.             Hold debt and equity              Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           interests in a Canadian                               INC.
                           mortgage broker business
                                                                                 STRATEGIC MORTGAGE HOLDINGS,      1.0000%
                                                                                 INC.
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, INC.             General Partner of                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Strategic Mortgage                                    INC.
                           Holdings, L. P.

SOPAC LLC                  To hold assets purchased          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           from Southern Pacific                                 INC.
                           Funding Corporation

SOUTHERN PACIFIC FUNDING
CORPORATION                To hold certain mortgage          California      1   THE GOLDMAN SACHS GROUP,        100.0000%
                           loans and securities                                  INC.
                           purchased out of
                           bankruptcy.  Purchase of S.
                           Pacific Funding Corp. and
                           residuals.

GSSLQ, L.L.C.              To hold GS ownership              Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           interest in SLQ S de R.L.
                           de C.V., a Mexican limited
                           liability company
                           established to purchase
                           rights in distressed assets.

SCLQ, S. de R.L. de C.V.   To purchase distressed            Mexico          1   MTGLQ INVESTORS, L.P.           100.0000%
                           assets in Mexico

CDV-1 HOLDING COMPANY
GEN-PAR, L.L.C.            General partner for CDV-1         Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           Holding Company, L.P.

CDV-1,LTD                  Established to acquire a          England         1   CDV-1 HOLDING COMPANY, L.P.      91.6200%
                           portfolio of non-performing
                           loans in the Czech Republic
                           from Ceska konsolidacni
                           agentura.


CDV-1 HOLDING COMPANY,     Set up as a partnership to        Delaware        2   MTGLQ INVESTORS, L.P.            89.8000%
L.P.                       own CDV-1, Ltd.
                                                                                 CDV-1 HOLDING COMPANY GEN-PAR,    0.2000%
                                                                                 L.L.C.                          ---------
                                                                                                                  90.0000%

CDV-2, LTD.                To acquire Czech debt             England         1   ELQ INVESTORS, LTD               90.0000%

PRALQ, LLC                 To purchase a portfolio of        Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           consumer receivables,                                 PARTNERS LLC
                           primarily auto loans.

ARLO LLC                   To purchase and hold              Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           non-performing loans.                                 PARTNERS LLC

GOLDMAN SACHS ASSET BACKED Acquisition and disposition       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SECURITIES CORP.           of asset-backed securities                            INC.

REP MCR REALTY, L.L.C.     To acquire and hold 2             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           non-performing real estate
                           secured loans (McCook and
                           Randolph Assets).

DUNVEGAN INVESTMENTS, LTD. Investment company                Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           (dormant).                        Islands             (U.K.)

REMARK CAPITAL GROUP, LLC  An AMSSG related entity           Delaware        1   MTGLQ INVESTORS, L.P.            72.0000%
                           that manages and services
                           portfolios of consumer auto
                           loans.

MLQ-MLL, LLC               Established to originate          Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and purchase Mezzanine
                           loans on real estate
                           investments.

RIO PARANA COMPANHIA       Merged survivor of Rio            BRAZIL          2   MTGLQ INVESTORS, L.P.            99.9900%
SECURITIZADORA DE CREDITOS Potiguar Companhia
FINANCEIROS                Securitizadora de Creditos                            GS FINANCIAL SERVICES L.P.        0.0100%
                           Financeiros and this entity.                          (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

AMC REO LLC                To hold real estate               Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           obligations.

GS DO BRASIL CORRETORA     Brazilian broker dealer           Brazil          1   GOLDMAN SACHS do BRASIL         100.0000%
                           entity that will enable GS                            BANCO MULTIPLO S/A
                           to trade cash equities and
                           listed options directly
                           with the Brazilian exchange
                           (BOVESPA).

JANY Fundo Creditorios     To hold FIDC (credit              New York        1   J. ARON & COMPANY               100.0000%
                           receivable) instruments.

GSMC SPECIALTY LLC         Acquire, own and hold             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           securities backed by,                                 COMPANY
                           secured by or evidencing an
                           interest in loans, notes
                           participations or other
                           assets or rights related to
                           real property or preferred
                           equity in issuers of notes
                           secured by such interest.
                           Enter into agreements rel

ASSET MANAGEMENT COMPANY   For the purpose of engaging       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
OF AMERICA, L.L.C.         (directly or through
                           subsidiary or affiliated
                           companies or both) in any
                           business or activities that
                           may lawfully be angaged in
                           by a limited liability
                           company formed under the
                           Delaware Act.

ASSET MANAGEMENT COMPANY   Capital restructure.              Delaware        2   MTGLQ INVESTORS, L.P.            99.0000%
OF AMERICA,  L.P.
                                                                                 ASSET MANAGEMENT COMPANY OF
                                                                                 AMERICA, L.L.C.                   1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

DAC HOLDINGS I, L.L.C.     Holding company for 6 other       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           special purpose                                       PARTNERS LLC
                           partnerships involved
                           inleveraged lease
                           transactions

GOLDMAN SACHS LONDON       To own property.  To hold         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
PROPERTY LIMITED           property owned by Goldman                             INC.
                           Sachs Property Management.

BEIJING GAO HUA SECURITIES Chinese entity engaged in         People's        3   BEIJING GAO WANG VENTURE         33.3333%
COMPANY LIMITED            underwriting and                  Republic of         CAPITAL
                           proprietary trading of            China
                           securities as well as                                 BEIJING DE SHANG VENTURE         33.3333%
                           providing financial                                   CAPITAL COMPANY
                           advisory services.
                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS GAO HUA      Sino-foreign Joint Venture        People's        2   GOLDMAN SACHS (ASIA) L.L.C.      33.0000%
SECURITIES COMPANY LIMITED Company with Beijing Gao          Republic of
                           Hua Securities Company            China               BEIJING GAO HUA SEC CL, BJHQ     67.0000%
                           Limited.Business Scope:                                                               ---------
                           Underwriting of shares                                                                100.0000%
                           (incluidng Renminbi
                           donominated ordinary shares
                           and foreign investment
                           shares) and bonds
                           (including government bonds
                           and corporateb

BEIJING GAO WANG VENTURE
CAPITAL                    Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
                           Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                              China

BEIJING DE SHANG VENTURE   Investor in Beijing Gao Hua       People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL COMPANY            Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING HOU FENG VENTURE   Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL  COMPANY LIMITED   Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING GAO HUA SEC CL,    trading plus exchange seat  C     hina            1   BEIJING GAO HUA SEC CL,         100.0000%
BJTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    trading plus exchange seat        China           1   BEIJING GAO HUA SEC CL,         100.0000%
SHTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    Beijing headquarters,             China           3   BEIJING GAO WANG VENTURE         33.3333%
BJHQ                       proprietary trading w/                                CAPITAL
                           china exch
                                                                                 BEIJING DE SHANG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY

                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GSIB Beijing Rep Office    Rep Office                        China           1   GOLDMAN SACHS
                                                                                 INTERNATIONAL BANK

KEYAKIZAKA FINANCE CO.,    Purchasing loans.Equity           Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
LTD.                       deals of PFS team.                                    (DEL)

GOLDMAN SACHS JAPAN        Purchasing Loans                  Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
FINANCE K.K.                                                                     (DEL)

CMA CO., LTD.              Originated loans as money         Japan           1   LINDEN WOOD II-S TK             100.0000%
                           lender.

LINDEN WOOD II-S TK        An ASSG related entity that       Cayman          2   LINDEN WOOD IIS LTD.              5.0000%
                           invests in distressed loans.      Islands
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)                           ---------
                                                                                                                  80.0000%

LINDEN WOOD IIS LTD.       Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

MERCHANT SUPPORT CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Factoring service)                                   LTD.


REAL ESTATE CREATION FUND  Resona deal.Purchasing Loan       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

REC INVESTMENTS CO., LTD.  Resona deal                       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

GS WIND HOLDINGS LLC       To acquire the wind               Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           business of Zilkha
                           Renewable Energy LLC

GS MACRO INVESTMENTS LLC   Vehicle for structured            Delaware        2   THE GOLDMAN SACHS GROUP,         11.1110%
                           trades.                                               INC.

                                                                                 MTGLQ INVESTORS, L.P.            88.8890%
                                                                                                                 ---------
                                                                                                                 100.0000%

KAWASAKI HOLDINGS TK       Owns hotel assets in Japan.       Japan           3   THE GOLDMAN SACHS GROUP,         11.5340%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS        23.5000%
                                                                                 JAPAN LLC

                                                                                 KAWASAKI HOLDINGS CO., LTD.       5.0000%
                                                                                                                 ---------
                                                                                                                  40.0340%

WHITE OCEAN CO., LTD.      Purchasing loans from             Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Resona (RCC/Resona                                    LTD.
                           Securitization Deal)

MERCHANT CAPITAL CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (factoring service)                                   LTD.

GS MACRO INVESTMENTS II,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                           transaction.

GS MACRO INVESTMENTS I,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

FORRES LLC                 Established as part of an         Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           SSG Structured Investing                              (U.K.)
                           Group transaction.

THE AYCO SERVICES          Record insurance revenues         New York        1   MERCAY CORPORATION              100.0000%
INSURANCE AGENCY, INC.     generated in the state of
                           Mass.

SAKURAZAKA KAIHATSU TK     To invest in the Recruit          Japan           1   SAKURAZAKA KAIHATSU CO.,         50.0000%
                           deal - Total return Swap.                             LTD.

BLUE DAISY TK              Blue Daisy is a vehicle to        Japan           1   BLUE DAISY CO., LTD.             50.0000%
                           invest in recruit through
                           its participation in the
                           secondary shares acquired
                           by Nochu.

GS MACRO INVESTMENTS III,  In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GS MACRO INVESTMENTS IV,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

DANDELION INVESTMENTS TK   Dandelion has made                Japan           2   DANDELION INVESTMENTS CO.,        5.0000%
                           investments in Green                                  LTD.
                           mountain to acquire
                           non-performing loans from                             GS FINANCIAL SERVICES L.P.       73.0000%
                           Linden Wood an existing SPC                           (DEL)
                           of the ASSG business.                                                                 ---------
                                                                                                                  78.0000%

GREEN MOUNTAIN ONE TK      It has been set up jointly        Japan           2   GREEN MOUNTAIN ONE CO.,           5.0000%
                           with Dandelion Investmenst                            LTD.
                           YK ("Dandelion") and Mizuho
                           Security , a third party,                             DANDELION INVESTMENTS TK         55.0000%
                           to acquire nonperforming                                                              ---------
                           loans from LindenWood, an                                                              60.0000%
                           existing SPC of the ASSG
                           business.

ASHITABA CREATION CO.,     Holding loan secured by           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Shinjuku WINDS building                               LTD.
                           morgage.

JAPAN HOTEL & RESORT K.K.  Hotel REIT AM company             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (Regulated)

SHINING PARTNERS TK        Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         75.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)                                            SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

FUKUOKA TOSHI KAIHATSU TK  Consolidation of Japan            Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           Entity (REO acquisition).                             INC.
                           To hold Real Estate.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 FUKUOKA TOSHI KAIHATSU CO., LTD. 10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

KINMIRAI CREATE TK         Set up to purchase Mizuho         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           REO JV deal.                                          INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 KINMIRAI CREATE CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS MACRO INVESTMENTS V,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GK TAKASU                  Flagged for Jusco                 Japan           1   AR HOLDINGS GK                  100.0000%
                           Shimotsuma Deal (Bridge
                           Finance Provider to
                           Kinmirai)

TAKASU TK                  To provide bridge finance         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           and add-on property                                   INC.
                           adjacent to the existing
                           property.                                             GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK TAKASU                         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS (CHINA) SHANGHAI REP.   Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFIC                      affiliates                                            L.L.C.

GS (CHINA) BEIJING REP.    Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFICE                     affiliates                                            L.L.C.

GS (ASIA) LLC THAILAND     develops banking invest           Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
REP. OF                    activity & relationships in
                           Thai

GS FINANCIAL SERVICES L.P. Holding company for various       Delaware        2   THE GOLDMAN, SACHS & CO.          0.1000%
(DEL)                      entites owned wholly or                               L.L.C.
                           partially by GS that may
                           incur material amounts of                             THE GOLDMAN SACHS GROUP, INC.    99.9000%
                           foreign income tax; most                                                              ---------
                           entities previously owned                                                             100.0000%
                           by GS Capital Markets, L.P.;

GS MORTGAGE SECURITIES     To issue bonds and/or form        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORP.                      trusts to issue bonds                                 INC.
                           collateralized by pools of
                           mortgage related securities.

BEST INVESTMENTS           Holding company for Express       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          Securitization Specialty                              (DEL)
                           L.L.C. and Express II
                           Securitization Specialty
                           L.L.C.

GOLDMAN SACHS INVESTMENT   To act as an investment           Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
MANAGEMENT GMBH            advisor in Germany

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MARKETS L.L.C.             Sachs Capital Markets, L.P.

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        2   GOLDMAN SACHS BANK USA           99.0000%
MARKETS, L.P.              Sachs Capital Markets, L.P.
                                                                                 GOLDMAN SACHS CAPITAL MARKETS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE MARKETPLACE LLC    As part of Goldman Sachs'         Delaware        1   VANTAGE MARKETPLACE             100.0000%
                           independent research                                  HOLDINGS, LLC
                           platform, Vantage
                           Marketplace LLC's subject
                           matter experts will consult
                           with clients who have
                           contracted the expert's
                           services on specific
                           questions/topics.

ELQ HOLDINGS (DEL) LLC     Holding company for new           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           ESSG investing                                        INC.
                           entitiesHolding company for
                           new ESSG investing entities                           MLQ, L.L.C.                      25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%



ELQ HOLDINGS (UK) LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (DEL) LLC          100.0000%
                           ELQ II and ELQ III. As part       Kingdom
                           of the firmwide project to
                           reduce the firms effective
                           tax rate, US tax have been
                           reviewing the ESSG
                           structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optimal
                           from a tax perspective and

ELQ INVESTORS II LTD       ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

ELQ INVESTORS III LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

MSMC, INC.                 General partner of Main           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Street Mortgage Company                               INC.
                           Limited Partnership,
                           mortgage servicing company

GOLDMAN SACHS CREDIT       nation and syndication of         Bermuda         2   GSCP (DEL) INC.                  99.9900%
PARTNERS L.P.              commercial loans as well
                           the secondary trading of                              GSCP (DEL) LLC                    0.0100%
                           such loans.Inventory and                                                              ---------
                           trade lesser developed                                                                100.0000%
                           country debt and senior
                           bank debt; to invest in
                           assignments and
                           participations in certain
                           bank debt, debt of other
                           lenders and anyo

SPECIAL SITUATIONS         The primary purpose of the        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
INVESTING GROUP, INC.      entity is the buying and                              INC.
                           selling of bank debt.
                           Additionally, there will be
                           some securities trading.

GS GLOBAL FUNDING (CAYMAN) Holding company for               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    Hechshire Limited.                Islands               (DEL)

HECHSHIRE                  Special purpose vehicle.          England         1   SHIRE UK LIMITED                100.0000%
                           Entity established to
                           facilitate structured
                           financing, specifically a
                           loan note issuance by
                           Goldman Sachs International.

LUGE LLC                   Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Primarily in the business         Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND, LLC            of buying bankruptcy trade                            INVESTING GROUP, INC.
                           claims

RTV VENTURES LLC           Delaware entity established       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           to service an existing loan                           INC.
                           portfolio.

GS MORTGAGE I PARTNERS,    Entity established to             Delaware        2   GOLDMAN SACHS MORTGAGE           95.0000%
L.P.                       facilitate structured                                 COMPANY
                           financing.
                                                                                 GS MORTGAGE I HOLDINGS, LLC       5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA HOLDINGS INC.      Parent company of Luge LLC,       Delaware        3   GS MEHETIA CORP.                 20.0000%
                           Mehetia Inc and Carrera2 LLC
                                                                                 GS MEHETIA LLC                   50.0000%

                                                                                 GS MEHETIA PARTNERSHIP LP        30.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS MEHETIA CORP.           Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings, Inc. and GS                                 INC.
                           Mehetia Partnership LP.

GS MEHETIA LLC             Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings Inc.                                         INC.

GS MEHETIA PARTNERSHIP LP  Parent company of GS              Delaware        2   GS MEHETIA CORP.                  1.0000%
                           Mehetia Holdings Inc.
                                                                                 GS MEHETIA LLC                   99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA INC.               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

CARRERA2 LLC               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

GS GLOBAL FUNDING II, CO.  Holding company for GS            Delaware        2   GOLDMAN SACHS CANADA INC.        23.0800%
                           Global Funding III,
                           Co.Holding company for GS                             GS FINANCIAL SERVICES L.P.       76.9200%
                           Global Funding III, Co.                               (DEL)                           ---------
                                                                                                                 100.0000%

GS GLOBAL FUNDING III, CO. Holding company for GS            Delaware        1   GS GLOBAL FUNDING II, CO.       100.0000%
                           Global Funding IV, LLC

GS GLOBAL FUNDING IV, LLC  Investor in preferred             Delaware        1   GS GLOBAL FUNDING III, CO.      100.0000%
                           securities.

GS GLOBAL INVESTMENTS, CO. Investor in preferred             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           securities.                                           INC.

LIQUIDITY ASSETS LIMITED   Established as part of an         Cayman          1   LIQUIDITY ASSETS HOLDING        100.0000%
                           SSG Structured Investing          Islands             LIMITED
                           Group transaction.

GS GLOBAL INVESTMENTS III  Established as part of an         Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
TRUST                      SSG Structured Investing
                           Group transaction.

COUNTY ASSETS LIMITED      Entity established to             Cayman          1   COUNTY FUNDING                  100.0000%
                           facilitate structured             Islands
                           financing.

COUNTY FUNDING             Entity established to             England         1   COUNTY UK LIMITED               100.0000%
                           facilitate structured
                           financing.

COUNTY UK LIMITED          Entity established to             Cayman          1   GS GLOBAL INVESTMENTS UK,       100.0000%
                           facilitate structured             Islands             INC.
                           financing.

GS GLOBAL INVESTMENTS UK,  Entity established to             Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
INC.                       facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Joint venture partner to          Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND II, LLC         purchase small bankrupcy                              INVESTING GROUP, INC.
                           trade clients.

GS GLOBAL PARTNERS LLC     Entity established to             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           facilitate structured                                 (DEL)
                           financing.

GS CAPITAL FUNDING (UK) 1  Entity is part of the             England         1   GS DIVERSIFIED INVESTMENTS      100.0000%
LIMITED                    European Hedging Strategy                             LIMITED
                           deal.

GS WIND POWER II, LLC      Part of a wind energy             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           project.


RAFT RIVER I HOLDINGS, LLC Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

RAFT RIVER ENERGY I LLC    Established as part of an         Delaware        1   RAFT RIVER I HOLDINGS, LLC      100.0000%
                           SSG Structured Investing
                           Group transaction.

BRIDGEWATER ODC, LLC       New entity to house a new         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           US data center property                               INC.

HORIZON FUND               Fund in Brazil used to            Cayman          1   PROP - GS FUNDO DE              100.0000%
                           trade exotic products and         Islands             INVESTIMENTO MULTIMERCADO
                           in the near future                                    CREDITO PRIVADO -
                           commodities.                                          INVESTIMENTO NO EXTERIOR

GS MORTGAGE I HOLDINGS,    Entity established to             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
LLC                        facilitate structured                                 COMPANY
                           financing.

SYNFUEL SOLUTIONS HOLDINGS Holding company for Synfuel       Delaware        2   THE GOLDMAN SACHS GROUP,         99.9900%
LLC                        Holdings LLC.                                         INC.

                                                                                 GS FINANCIAL SERVICES L.P. (DEL)  0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS V-1 HOLDINGS, L.P.      Entity established to             Bermuda         2   GSCP (DEL) INC.                  99.9900%
                           facilitate structured
                           financing.                                            GSCP (DEL) LLC                    0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS WIND POWER I, LLC       Part of a wind energy             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           project.                                              (DEL)

GS GLOBAL MARKETS, INC.    Entity established to             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           facilitate structured                                 INC.
                           financing.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GS FINANCIAL SERVICES L.P.      100.0000%
INVESTMENTS LIMITED        SSG Structured Investing                              (DEL)
                           Group transaction.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GOLDMAN SACHS CAPITAL           100.0000%
INVESTMENTS II LIMITED     SSG Structured Investing                              INVESTMENTS LIMITED
                           Group transaction.

CAPITAL INVESTMENTS (U.S.) Established as part of an         Delaware        1   GOLDMAN SACHS CAPITAL           100.0000%
III, L.L.C.                SSG Structured Investing                              INVESTMENTS II LIMITED
                           Group transaction.

GSFS INVESTMENTS I CORP.   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           SSG Structured Investing                              INC.
                           Group transaction.

ENERGY CENTER HOLDINGS,    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

K.K. MINATO SAIKEN KAISHU  Servicer.                         Japan           1   MLQ INVESTORS, L.P.             100.0000%

GS 737 CLASSICS LEASING    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   GS FUNDING OPPORTUNITIES        100.0000%
LLC                        effecting transfers, making                           II LLC
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding
                           transaction document.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
II LLC                     effecting transfers, making                           INC.
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding II
                           transaction document.

FLURET TRUST               Established to facilitate         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           structured financing.             Kingdom             (DEL)

                                                                                 GS FUNDING OPPORTUNITIES II LLC   5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

FLURET LIMITED             Established as part of an         Isle of         1   FLURET TRUST                    100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

HWE HOLDINGS LLC           Subsidiary of GS Wind             Delaware        1   GS WIND HOLDINGS LLC            100.0000%
                           Holdings LLC

GAC PERSONAL TK            An ASSG related entity that       Japan           2   GAC PERSONAL CO., LTD.            5.0000%
                           purchased residential loans
                           from Chiyoda Life.                                    GS FINANCIAL SERVICES L.P.       95.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%

LINDEN WOOD TK             An ASSG related entity that       Japan           2   LINDEN WOOD, LTD.                 5.0000%
                           invests in distressed loans.
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                  80.0000%

LEAF GREEN TK              Acquiring non performing          Japan           3   THE GOLDMAN SACHS GROUP,          5.1140%
                           loans and realizing them.                             INC.

                                                                                 LEAF GREEN CO., LTD.              5.0000%

                                                                                 KAGAWA (DELAWARE) L.L.C.         45.5125%
                                                                                                                 ---------
                                                                                                                 100.0000%

SOLAR WIND TK              An ASSG related entity that       Japan           2   SOLAR WIND LTD.                   5.0000%
                           invests in distressed loans.
                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS DIVERSIFIED INVESTMENTS Participate in PBL                Delaware        1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing
                           transaction.

GS DIVERSIFIED HOLDINGS    Participate in PBL                Cayman          1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing              Islands
                           transaction.

GS DIVERSIFIED FUNDING LLC Participate in PBL                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           structured financing                                  INC.
                           transaction.

GS SOLAR POWER I, LLC      To hold equity interest in        Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           solar power investment.

LORRAINE FUNDING LIMITED   To settle a trust used to         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           raise [pound] 750 million         Islands             HOLDING COMPANY
                           of financing.

CHILTERN TRUST             Established in connection         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           with a third party funding        Kingdom             (DEL)
                           transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS DIVERSIFIED FINANCE     In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
III, LLC                   transaction.                                          (DEL)

GS DIVERSIFIED FINANCE V,  In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
LLC                        transaction.                                          (DEL)

GS DIVERSIFIED HOLDINGS II Engage in potential               Delaware        2   GS FINANCIAL SERVICES L.P.       99.9900%
LLC                        structured transaction with                           (DEL)
                           Azteca.

                                                                                 GS DIVERSIFIED FINANCE III, LLC   0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP (DEL) INC.            To act as a general partner       Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           and limited partner in GSCP
                           and to act as the member of
                           GSCP (DEL) LLC. GSCP (DEL)
                           INC. It does not carry on
                           active business.

GSCP (DEL) LLC             To act as limited partner         Delaware        1   GSCP (DEL) INC.                 100.0000%
                           for GSCP. It does not carry
                           on active business.

SHIGA (DELAWARE) LLC       This entity, a TK investor,       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           was set up to provide                                 FINANCE HOLDINGS L.L.C.
                           equity financing to SPCs
                           which invests in
                           non-performing loans and
                           real estates.

KIRI (DELAWARE) L.L.C.     Pass-through entity used in       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           connection with TK                                    FINANCE HOLDINGS L.L.C.
                           investing structures.

BAY WIND II TK             Purchasing unsecured loans        Japan           3   THE GOLDMAN SACHS GROUP,         21.8450%
                           jointly with Nochu                                    INC.

                                                                                 BAY WIND II LTD.                  9.7690%

                                                                                 SHIGA (DELAWARE) LLC             68.3860%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS LEASING (KCSR 2005-1)   The entity is an equity           Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        holder in a leverage lease
                           transaction where the
                           assets are locomotives.

MINATOMARU HOTEL HOLDINGS  Holds hotels in Narita,           Japan           3   THE GOLDMAN SACHS GROUP,         18.9780%
TK                         Naha and Chitose, Japan.                              INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 MINATOMARU HOTEL HOLDINGS CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

GK MUSASHINO KAIHATSU      Flagged for Tohoku REO            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           deall.Real Estate

KINBLEY REALTY PTE. LTD.   Consolidation of AEJ              Singapore       1   DHONI CAYMAN HOLDINGS LTD.      100.0000%
                           Entity. To acquire 48units
                           which consists of
                           apartments and townhouses
                           in residential development
                           in Singapore.

GK LUIGI                   Flagged for Shibuya               Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           development deal

GK KOGANE                  Flagged for Restir Deal.          Japan           2   AR HOLDINGS GK                    1.0000%

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MUSASHINO KAIHATSU TK      To acquire three suburban         Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           neighborhood shopping                                 INC.
                           centers located in northern
                           part of Japan, such as                                GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                           Koriyama, Sendai and Aomori                           LLC
                           Pref.
                                                                                 GK MUSASHINO KAIHATSU            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

LUIGI TK                   To purchase land and              Japan           3   THE GOLDMAN SACHS GROUP,         39.4741%
                           develop office building in                            INC.
                           Shibuya, Tokyo
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   46.6119%
                                                                                 LLC

                                                                                 GK LUIGI                         13.9140%
                                                                                                                 ---------
                                                                                                                 100.0000%

I PET CO., LTD             An insurance company for          Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           pets. Also has equity in                              LTD.
                           subsidiary.

TAKAHAMA KAIHATSU TK       To purchase the building          Japan           3   THE GOLDMAN SACHS GROUP,         40.2128%
                           which occupied by Tiffany's                           INC.
                           in Ginza where commercial
                           area in Japan.                                        GS STRATEGIC INVESTMENTS         49.8226%
                                                                                 JAPAN LLC

                                                                                 GK TAKAHAMA KAIHATSU              9.9646%

                                                                                                                 ---------
                                                                                                                 100.0000%

GK TAKAHAMA KAIHATSU       Flagged for Tiffany               Japan           2   GOLDMAN SACHS REALTY JAPAN        0.0000%
                           deal.Holding real estate                              LTD.
                           trust beneficialy intrest.
                                                                                 MLQ INVESTORS, L.P.             100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK DOTONBORI KAIHATSU      Flagged for Dotonbori deal.       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding Real estates

SAVU PROPERTIES PTE. LTD.  Property management.              Singapore       2   THE GOLDMAN SACHS GROUP,         20.2250%
                                                                                 INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  50.2250%

KASHIWABARA TOSHI KAIHATSU To acquire Real Estate in         Japan           2   NEPHRITE EQUITY CO., LTD.         1.1111%
TK                         Kobe, Japan
                                                                                 GK KASHIWABARA TOSHI KAIHATSU    98.8889%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS GUERNSEY INVESTMENTS    Subsidiary of MTGLQ to hold       United          1   MTGLQ INVESTORS, L.P.           100.0000%
LTD                        75% of Shilling/Caledonian        Kingdom
                           group via Preference shares

GOLDMAN SACHS STRATEGIC    General investment company        England         1   GOLDMAN SACHS                   100.0000%
INVESTMENTS (U.K.) LIMITED                                                       INTERNATIONAL HOLDINGS LLC

SHIOHAMA KAIHATSU TK       To acquire 3 retail               Japan           4   GOLDMAN, SACHS & CO.              0.0000%
                           neighborhood shopping
                           centres in Fukushima Pref.                            THE GOLDMAN SACHS GROUP, INC.    20.1780%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK SHIOHAMA KAIHATSU              5.0000%
                                                                                                                 ---------
                                                                                                                  50.1780%

GK SHIOHAMA KAIHATSU       Flagged for Michinoku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Sendai Deal (beneficiary
                           rights)

FANTASIA (CAYMAN) LTD.     Pre-IPO investment in             Cayman          2   THE GOLDMAN SACHS GROUP,         13.4940%
                           China. The deal entails           Islands             NC.
                           investment in Equity and
                           debt of real estate                                   GOLDMAN SACHS RE INVESTMENTS     53.3333%
                           developer with most                                   HOLDINGS LIMITED
                           projects in Shenzhen and                                                              ---------
                           Chengdu.                                                                               66.8273%

WWDI INVESTMENTS LTD       This involves purchase of         Mauritius       1   WWD INVESTMENT HOLDINGS LTD      91.5000%
                           6.5 Acres of land to
                           develop residential
                           property, luxury hotel and
                           service apartments.
                           Development to commence in
                           Jul 08. Seller is ETA- a
                           Dubai based development
                           company.

WWD INVESTMENT HOLDINGS    This involves purchase of         Mauritius       2   THE GOLDMAN SACHS GROUP,         20.5670%
LTD                        6.5 Acres of land to                                  INC.
                           develop residential
                           property, luxury hotel and                            GOLDMAN SACHS RE INVESTMENTS     29.7350%
                           service apartments.                                   HOLDINGS LIMITED
                           Development to commence in                                                            ---------
                           Jul 08. Seller is ETA- a                                                               50.3020%
                           Dubai based development
                           company.

C.H. WHITE FLOWER          Holding GK Frangipani             Japan           1   AR HOLDINGS GK                  100.0000%

WWD TOPAZ INVESTMENTS      Investment in Vatika Group,       Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
LIMITED                    a Gurgaon (India) based
                           real estate developer

SAVU INVESTMENTS PTE. LTD. Purchase of 100% shares of        Singapore       1   KINBLEY (DELAWARE) LLC III      100.0000%
                           asset holding company Savu
                           Investments Ltd which is
                           holding Hitachi Towers in
                           Singapore.

FRANGIPANI TK              Entity set up to refinance        Japan           1   BLUE SQUARE TK                  100.0000%
                           the loan to Takara-Gumi.

GK FRANGIPANI              Flagged for Project               Japan           1   C.H. WHITE FLOWER               100.0000%
                           Manhattan. Owns
                           Loans.Investment vehicle

BLUE SQUARE TK             Entity set up to refinance        Japan           1   NEPHRITE EQUITY CO., LTD.       100.0000%
                           the loan to Takara-Gumi.

GS LIQUID TRADING PLATFORM Entity 1 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
I PCC                      Trading Platform                  Jersey              HOLDINGS (U.K.)

GS LIQUID TRADING PLATFORM Entity 2 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
II LIMITED                 Trading PlatformEntity 2          Jersey              HOLDINGS (U.K.)
                           for the Liquid Trading
                           Platform

GK BLUE SQUARE             Flagged for Project               Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           Manhattan. Holding loan.                              LTD.

GK KITANOMARU              Flagged for Shinjuku MOA          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (Alook). Holds hard
                           asset.


KAIKE ONSEN HOTEL          Management of                     Japan           1   GOLDMAN SACHS REALTY            100.0000%
MANAGEMENT CO., LTD.       Ryokan.(Japannese                                     JAPAN LTD.
                           Hotel);Flagged for Onsen
                           deal. Housing employees.

GK KAIHIN                  Flagged for Paco Hakodate         Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal/Real Estate. Holds
                           hard RE asset.

GK SPICA                   Purchasing Loans. Flagged         Japan           1   JLQ LLC                         100.0000%
                           for SMBC SPL portfolio
                           acquisition deal (ASSG)

KPL FINANCE LIMITED        Killingholme trade                Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

BRM HOLDINGS LLC           Business Records Management       Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

PMF-1 (BES III)            It is not a true legal            United          1   ELQ INVESTORS, LTD              100.0000%
                           entity. PMF 1 has a non           Kingdom
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2398 has been set up
                           to facilitate this.

PMF-2 (BES III), LTD       It is not a true legal            United          1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           entity. PMF 2 has a non           Kingdom             INVESTMENT FUND B.V.
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2399 has been set up
                           to facilitate this.

GS EUROPEAN OPPORTUNITIES  Purchase through its              Netherlands     1   ELQ INVESTORS, LTD               75.0000%
INVESTMENT FUND B.V.       subsidiaries fixed income
                           securities and portfolio of
                           investments.

GS EUROPEAN OPPORTUNITIES  Primary activity is to            Cayman          1   MTGLQ INVESTORS, L.P.            75.0000%
FUND L.P. (CAYMAN)         provide subordinated debt         Islands
                           to the various
                           Opportunities Fund
                           entities. Note that this
                           Cayman L.P. was formed to
                           replace the existing
                           Delaware L.P. of the same
                           name which was disolved on
                           28/12/04.

DEMAC FINANCIAL SERVICES,  Incorporated to provide           The Czech       1   MTGLQ INVESTORS, L.P.            91.6200%
S.R.O                      debt servicing and                Republic
                           administrative services for
                           CDV-1, Ltd.'s loan assets.

PMF-1, LTD.                Set up for the purpose of         England         1   ELQ INVESTORS, LTD              100.0000%
                           acquiring a portfolio of
                           non-performing Portuguese
                           mortgages

PMF-2, LTD                 Established for the purpose       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of acquiring a 95%                                    INVESTMENT FUND B.V.
                           participation in a
                           portfolio of non-performing
                           Portuguese mortgages from
                           PMF-1, Ltd.

GS EUROPEAN INVESTMENT     Asset owning subsidiary for       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP II LTD.              GS European Opportunities                             FUND II L.P.
                           Fund II

GS EUROPEAN OPPORTUNITIES  Holding Partnership for the       England         1   ELQ INVESTORS, LTD               75.0000%
FUND II L.P.               European Opportunities Fund
                           II

SANA Acquisitions Ltd      Entity set up to hold             England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           portfolio of non-performing                           FUND II L.P.
                           German loans

MEP GS INVESTOR (CAYCO)    Holding Entity                    Cayman          1   MLQ, L.L.C.                     100.0000%
LIMITED                                                      Islands

GS LEASING (KCSR 2007-1)   Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        airplanes

WWD MARBLE LIMITED         To hold the shares of a           Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
                           Real estate entity in
                           India.

GK KUROBE                  Flagged for Greens Hotel          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal 2 (Kitami
                           Acquisition). Owns
                           beneficiary right for
                           Comfort Hotel Kitami.

KAIHIN TK                  To acquire Hotel Paco             Japan           3   THE GOLDMAN SACHS GROUP,         22.4550%
                           Hacodate.                                             INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KAIHIN                         5.0000%
                                                                                                                 ---------
                                                                                                                  52.4550%

GSCP MEXICO, S.A. de C.V., Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
SOFOM, E.N.R.              derivatives and Lending                               COMPANIA, S. DE R.L. DE
                           respectively) with local                              C.V.
                           Mexican clients.
                                                                                 GS FINANCIAL SERVICES L.P.       99.9980%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

KINBLEY (DELAWARE) LLC III An entity for Hitachi             Delaware        2   THE GOLDMAN SACHS GROUP,         20.1990%
                           Towers deal                                           INC.

                                                                                 GOLDMAN SACHS RE INVESTMENTS     30.0000%
                                                                                 HOLDINGS LIMITED
                                                                                                                 ---------
                                                                                                                  50.1990%

GOLDMOUNT AIRCRAFT LEASING Hold operating leases in          Ireland         1   GSFS INVESTMENTS I CORP.        100.0000%
IRELAND AS LIMITED         trains.

GS/MC LEASING KDAA, LLC    To hold aircraft that are         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           on lease to external
                           parties.

GS/MC LEASING SWAA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS/MC LEASING KLMA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS LEASING                 Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
(BOEING 737-3T0) LLC       airplanes

GK MUSASHI                 Holding Real                      Japan           1   MUSASHI CAYMAN CO., LTD.        100.0000%
                           estates.Flagged for
                           Uchikanda (Totate) deal.

MUSASHI TK                 To acquire real estate.           Japan           3   THE GOLDMAN SACHS GROUP,         22.4600%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK MUSASHI                        5.0000%
                                                                                                                 ---------
                                                                                                                  52.4600%

GOLDMAN SACHS SAUDI ARABIA Established to offer              The Kingdom     5   GOLDMAN SACHS HOLDINGS            0.2500%
                           private wealth management,        of Saudi            (U.K.)
                           securities, asset                 Arabia
                           management and investment                             GOLDMAN SACHS GLOBAL              0.2500%
                           banking services.                                     HOLDINGS L.L.C.

                                                                                 GSEM (DEL) HOLDINGS, L.P.         0.2500%

                                                                                 GOLDMAN SACHS GROUP HOLDINGS      0.2500%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP LATIN AMERICA LLC     Formed for the purpose of         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           providing loans                                       INC.

CITY VIEW PROPERTIES       To Purchase a land in India       India           1   WWD PEARL LTD                    73.0000%
PRIVATE LIMITED            and develop hotel and
                           residential complex.

GREEN BANATELIS LIMITED    An entity for City View           Cyprus          1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

WWD PEARL LTD              An entity for City View           Mauritius       1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

INSTITUTIONAL LIFE         It will perform                   Delaware        1   GS RE HOLDINGS, INC.             52.2235%
ADMINISTRATION, LLC        administrative functions
                           for life settlements
                           purchased on the
                           Institutional Life Services
                           platform.

ALLMERICA GLOBAL FUNDING,  It issued notes to                Cayman          1   FIRST ALLMERICA FINANCIAL       100.0000%
LLC                        third-party investors             Islands             LIFE INSURANCE COMPANY

ARCHON UK LIMITED          Managing government office        England         1   ARCHON GROUP, L.P.              100.0000%
                           buildings in London.

AH ORLANDO, L.P.           Property manager of Hotel         Delaware        1   ARCHON HOSPITALITY, L.P.        100.0000%
                           Royal Plaza

ARCHON/PPM L.L.C.          An investment                     Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           entity/partner in former
                           Trillium investment.

TNL NETWORK, LTD.          Entity is consolidating on        Texas           1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (enttyt
                           0100)

AGCH GEN-PAR, L.L.C.       Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

BTS SOLUTIONS, L.L.C.      "Behind-The-Scenes" Archon        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Group servicing entity.

GSSLG GEN-PAR, L.L.C.      Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

TITLE NETWORK, LTD.        Entity is consolidating on        Texas           2   ARCHON GROUP, L.P.                1.0000%
                           the books and records of
                           Archon Group, L.P.                                    TNL NETWORK, LTD.                99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

RE ACQUISITION, L.L.C.     Entity is consolidating  on       Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records  of
                           Archon Group, L.P.

ARCHON THAILAND, LLC       To serve as Archon Group's        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           branch in Thailand

ARCHON HOSPITALITY, L.P.   Part of Archon's real             Delaware        2   ARCHON GROUP, L.P.               99.0000%
                           estate hospitality platform
                                                                                 ARCHON HOSPITALITY GEN-PAR,       1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON ACQUISITION, LLC    Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (entity
                           0100)

AWH ARCHON GEN-PAR, L.L.C. To act as general partner         Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           of Archon Core Plus Real
                           Estate Fund 2005, L.P.

ARCHON KOREA, L.L.C.       A servicing and asset             Korea           2   THE GOLDMAN SACHS GROUP,         51.0000%
                           management company in Korea.                          INC.

                                                                                 ARCHON GROUP, L.P.               49.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP               Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
INTERNATIONAL, L.P.        manager (subconsolidating
                           entities)                                             ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GRUPO ARCHON SOCIEDAD DE   To serve as asset manager         Delaware        2   ARCHON GROUP, L.P.               99.0000%
RESPONSIBILIDAD LIMITADA   and/or investor in
                           portfolios in Mexico                                  ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON HOSPITALITY         To act as sole general            Delaware        1   ARCHON GROUP, L.P.              100.0000%
GEN-PAR, L.L.C             partner of Archon
                           Hospitality, L.P.

ARCHON GROUP CANADA        Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
HOLDINGS, L.P.             manager (subconsolidating
                           entities)                                             AGCH GEN-PAR, L.L.C.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         A multifamily property            Delaware        2   ARCHON GROUP, L.P.               99.0000%
MANAGEMENT, L.P.           management company.
                                                                                 ARCHON RESIDENTIAL MANAGEMENT
                                                                                 GEN-PAR, INC.                     1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON INTERNATIONAL       Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
HOLDINGS, L.L.C.           the books  and records of
                           Archon Group, L.P. (entity
                           0100)

GS CANADA SPECIALTY        Real estate property/asset        Nova Scotia     1   ARCHON GROUP CANADA             100.0000%
LENDING COMPANY            manager (subconsolidating                             HOLDINGS, L.P.
                           entities)

GOLDMAN SACHS SPECIALTY    Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
LENDING GROUP, L.P.        manager (subconsolidating
                           entities)                                             GSSLG GEN-PAR, L.L.C.             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         General partner of Archon         Delaware        1   ARCHON GROUP, L.P.              100.0000%
MANAGEMENT GEN-PAR, INC.   Residential Management L.P.

JLQ LLC                    Special purpose company for       Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           purchase of loans. Owns           Islands             (DEL)
                           equities, convertible bond,
                           put option, etc.

NASU URBAN PROPERTIES      Holding a Japanese Inn            Japan           1   JLQ LLC                         100.0000%
CO., LTD.                  Ouan)& #12539; Holding Real
                           Estate.

GOLDMAN SACHS REALTY ASIA  This entity is a corporate        Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PACIFIC PTE. LTD.          entity for Archon, and will                           EXCHANGE (SINGAPORE) PTE.
                           perform real estate asset
                           management in Singapore and
                           non Japan Asia. It will
                           perform the equivalent
                           functions of GSRJL except
                           for the AEJ region.

GK JUPITER INVESTMENT II   Flagged for SBIC Deal. Has        Japan           1   AR HOLDINGS GK                  100.0000%
                           ownership of Japanese
                           limited partnership.

ARROW REINSURANCE COMPANY, Licensed insurance company        Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LIMITED                    to act as a "transformer"                             INC.
                           between traditional
                           insurance and reinsurance
                           markets and the capital
                           markets.  Holds casualty
                           bond positions.

GOLDMAN SACHS FINANCIAL    OTC Derivatives Dealer;           Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
MARKETS, L.P.              broker/dealer; SEC File No.                           INC.
                           8-51753
                                                                                 GOLDMAN SACHS FINANCIAL MARKETS   1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA) LLC   Taiwan brokerage, agency          Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
TAIWA                      trading GSI

GOLDMAN SACHS EUROPE       UK  covered warrants and          England         2   GOLDMAN SACHS HOLDINGS           99.0000%
                           agency lending                                        (U.K.)

                                                                                 GOLDMAN SACHS GROUP HOLDINGS     1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

WILLIAM STREET COMMITMENT  Entity set up to extend           Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                unfunded loan commitments
                           to investment-grade
                           customers of GS Group

WILLIAM STREET EQUITY LLC  Entity invests in William         Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Street Funding Corporation
                           in exchange for equity and
                           mezzanine securities.Entity
                           invests in William Street
                           Funding Corporation in
                           exchange for equity and
                           mezzanine securities.

WILLIAM STREET FUNDING     Provides sources of               Delaware        1   WILLIAM STREET EQUITY LLC       100.0000%
CORPORATION                liquidity for potential
                           funding of commitments
                           initiated in William Street
                           Commitment Corporation.

GOLDMAN SACHS (JERSEY)     To issue warrants                 Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                                                      Jersey

WILLIAM STREET CREDIT      To extend commitments to          Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                borrowers during transition
                           over to William Street Corp.

GSSM HOLDING (U.K.)        To hold firms investments         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           in SMFG convertible                                   INC.
                           preferreds.

GSSM HOLDING LLC           Established to hold firm's        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investments in SMFG                                   INC.
                           convertible preferreds - As
                           of 11-25-05, the SMFG
                           Pref's were held by GS
                           Group,

GS EUROPEAN STRATEGIC      Primarily invests in non          Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
INVESTMENT GROUP B.V.      investment grade or                                   INVESTMENT FUND B.V.
                           distressed securities and
                           loans of European companies.

GS EUROPEAN INVESTMENT     Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
GROUP B.V.                 originate publicly and
                           privately issued fixed
                           income securities.

GS EUROPEAN MEZZANINE      Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
INVESTMENT GROUP           originate publicly and
                           privately issued fixed
                           income securities.

GOLDMAN SACHS SPECIALTY    makes debt and equity             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC.     investments in middle                                 INC.
                           market companies

GOLDMAN SACHS LENDING      Primarily originates,             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
PARTNERS LLC               sydicates and trades
                           commercial-purpose loans to
                           institutional borrowers

GOLDMAN SACHS SPECIALTY    To hold loans to be               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC. II  financed by Norinchukin Bank                          INC.

REMARK FUNDING CO., LLC    Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GOLDMAN SACHS SPECIALTY    loans to middle market            Cayman          1   GOLDMAN SACHS SPECIALTY         100.0000%
LENDING CLO-I, LTD.        companies; makes debt and         Islands             LENDING HOLDINGS, INC. II
                           equity investments in
                           middle market companies

CHARLESTON CAPITAL         To pursue various                 District of     1   COLUMBIA CAPITAL LIFE           100.0000%
REINSURANCE, LLC           opportunities in the              Columbia            REINSURANCE COMPANY
                           reinsurance business.

COLUMBIA CAPITAL LIFE      Established to pursue             District of     1   THE GOLDMAN SACHS GROUP,        100.0000%
REINSURANCE COMPANY        various opportunities in          Columbia            INC.
                           the reinsurance business.

GS INVESTMENTS (CAYMAN)    Equity investments                Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LIMITED                                                      Islands

GS MIDDLE EAST (CAYMAN)    Holding Company                                   1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LTD

OPAL RESOURCES LLC         To acquire, own, hold,            Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           maintain, renew, drill,
                           develop and operate Oil and
                           Gas Interests and related
                           assets and other properties
                           in the continental United
                           States, and the state and
                           federal waters offshore.

GSFS IV LLC                to warehouse aircrafts            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

TRIUMPH II INVESTMENTS     Primarily established to          Ireland         1   GS ASIAN VENTURE                100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

TRIUMPH III INVESTMENTS    To hold an array of Dong Ah       Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          Construction Ltd claims                               (DELAWARE) L.L.C.
                           with a portion guaranteed
                           by Korea Express Co. and
                           certain direct claim of
                           Korea Express Co.

GOLDMAN SACHS STRUCTURED   Primarily engaged in              Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
PRODUCTS (ASIA) LIMITED    issuing derivative                Islands             FINANCE
                           instruments on the Hong
                           Kong exchange.

GOLDMAN SACHS BANK         Entitiy for Irish Bank            Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
(EUROPE) PLC                                                                     DINGS LIMITED

GOLDMAN SACHS IRELAND      Formerly Goldman Sachs            Ireland         2   GOLDMAN SACHS GLOBAL             25.0000%
GROUP LIMITED              Private Bank Limited.                                 HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS PRIVATE BANK       75.0000%
                                                                                 HOLDINGS LLC
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS IRELAND      Entity for Irish Bank- GSB6       Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
HOLDINGS LIMITED                                                                 GROUP LIMITED

GOLDMAN SACHS PRIVATE BANK holding company for Irish         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS LLC               bank structure                                        INC.

BEST II INVESTMENTS        Primarily established to          Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          hold investments in Triumph                           (DEL)
                           Investments (Ireland)
                           Limited and Triumph III
                           Investments (Ireland)
                           Limited.

BAEKDU INVESTMENTS LIMITED Intermediate holding              Cayman          1   LANDPRO INVESTMENTS             100.0000%
                           company of ASSG for               Islands             (DELAWARE) L.L.C.
                           investments with REPIA.

GOLDMAN SACHS STRATEGIC    Primarily established to          Delaware        1   MLT INVESTMENTS LTD.            100.0000%
INVESTMENTS (ASIA) L.L.C.  hold private equity
                           positions of ASSG

GOLDMAN SACHS (HONG KONG)  Acquiring and holding for         Hong Kong       2   GOLDMAN SACHS (ASIA)             95.0000%
FUNDING PARTNERSHIP        investment or otherwise and                           FINANCE
                           selling, assigning,
                           transferring or otherwise                             GOLDMAN SACHS (HONG KONG)         5.0000%
                           dealing with bonds or any                             COMPANY LIMITED
                           other securities issued by                                                            ---------
                           any corporation or                                                                    100.0000%
                           governmental entity.
                           Negotiating terms,
                           purchasing the Bond (USD
                           Guaranteed Bond du



GOLDMAN SACHS INDIA        Will hold ASSG assets.            Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE CAPITAL LIMITED                                                                          LIMITED

GOLDMAN SACHS STRATEGIC    Global Business Licence           Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
HOLDINGS LIMITED           CATEGORY 1. Holding Company
                           for certain PRC investments
                           for ASSG.Changed financial
                           year end from last Friday
                           of November to 31 December,
                           starting from financial
                           year 2009 onwards.

GS STRATEGIC INVESTMENTS   To hold ASSG positions in         Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
LIMITED                    Indian private equities.

GOLDMAN SACHS LLC          The Company's principal           Mauritius       1   HULL TRADING ASIA LIMITED       100.0000%
                           activity is to engage in
                           the trading of financial
                           products.

GOLDMAN SACHS STRATEGIC    Potentially holding ASSG          Delaware        2   EUSTON ENTERPRISES LIMITED       50.0000%
INVESTMENTS (DELAWARE)     positions
L.L.C.                                                                           FAIRWAY ENTERPRISES LIMITED      50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GRAND STEEL STRATEGIC      To hold investments in            Cayman          1   GOLDMAN SACHS STRATEGIC         100.0000%
INVESTMENT LIMITED         Jianlong, a steel                 Islands             INVESTMENTS (ASIA) L.L.C.
                           Manufacturer in China

GLOBAL TECHNOLOGIES        Investment Holding                British         1   MLT INVESTMENTS LTD.            100.0000%
INTERNATIONAL LIMITED                                        Virgin
                                                             Islands

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE I (MAURITIUS)      Venture Investment Limited                            LIMITED
LIMITED

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE II (MAURITIUS)     Venture Investment Limited                            LIMITED
LIMITED

JADE DRAGON VENTURE        Venture capital company for       People's        2   GOLDMAN SACHS CHINA              60.0000%
INVESTMENT LIMITED         ASSG in the PRC                   Republic            VENTURE I (MAURITIUS)
                                                             of China            LIMITED

                                                                                 GOLDMAN SACHS CHINA VENTURE II   40.0000%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

ELEVATECH LIMITED          Holding ASSG investments          Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%

GOLDMAN SACHS HOLDINGS     Holding company for AEJ           Hong Kong       1   GOLDMAN SACHS (ASIA)            100.0000%
(HONG KONG) LIMITED        entities                                              CORPORATE HOLDINGS L.P.

ARROW CORPORATE MEMBER     Entity owns participation         England         1   ARROW CORPORATE MEMBER          100.0000%
LIMITED                    in a syndicate at Lloyds                              HOLDINGS LLC
                           that writes property
                           catastrophe insurance.

Arrow Syndicate 1910       Underwrites World property        United          1   ARROW CORPORATE MEMBER          100.0000%
                           catastrophe, Lyods mkt            Kingdom             LIMITED

AGALIA CAPITAL LTD.        The entity, incorporated in       British         1   GOLDMAN SACHS STRATEGIC          75.0000%
                           BVI, is newly acquired by         Virgin              INVESTMENTS (ASIA) L.L.C.
                           GSSIA (6153) in Dec 07. The       Islands
                           entity is 75% owned by
                           GSSIA (6153) upon
                           completion of acquisition.
                           The entity's principal
                           business is investment
                           holding.

GOLDMAN SACHS (HONG KONG)  Investment holding                Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
COMPANY LIMITED                                                                  (HONG KONG) LIMITED

GS REA HOLDINGS, L.L.C.    Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           REA Holdings, L.L.C.                                  INC.

GS-MPIM I, LLC             Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM I, L.L.C.                                        INC.

GS REA GOLDENBRIDGE        To invest in                      Delaware        1   GS REA HOLDINGS, L.L.C.         100.0000%
HOLDINGS L.L.C.            distressed/mezz debt.

G.S.Q SPV (1) LIMITED      Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

TELE SPV LIMITED           Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

YORAM LIMITED              Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

GS KILLINGHOLME CAYMAN     Structured investing entity       Cayman          1   GS KILLINGHOLME CAYMAN          100.0000%
INVESTMENTS II LTD                                           Islands             INVESTMENTS LTD.

GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          2   GS KILLINGHOLME CAYMAN            0.0100%
INVESTMENTS III            that will be party to cross       Islands             INVESTMENTS LTD.
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN           99.9900%
                           deal by the Structured                                INVESTMENTS II LTD
                           Investing desk in ESSG.  As                                                           ---------
                           per the derivative booking                                                            100.0000%
                           policy, any entity that
                           enters into derivates must
                           be set up in books an



GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          3   KILLINGHOLME GENERATION           0.0000%
INVESTMENTS IV, L.P.       that will be party to cross       Islands             LIMITED
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN            0.0000%
                           deal by the Structured                                INVESTMENTS LTD.
                           Investing desk in ESSG.  As
                           per the derivative booking                            GS KILLINGHOLME CAYMAN          100.0000%
                           policy, any entity that                               INVESTMENTS III
                           enters into derivates must                                                            ---------
                           be set up in books and                                                                100.0000%
                           records. This entity will
                           be formed on the 5th of
                           February.



KPL ACQUISITIONS LIMITED   Killingholme acquisitions         Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

GS LEASING HOLDINGS        Entity set up to act as           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    trustee for GS Leasing            Kingdom             HOLDINGS (U.K.)
                           Investments. The entity
                           will purely have a tiny
                           amount of capital and cash.

GS LOGISTICS HOLDINGS LTD  Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           hodling company

GS CHROMA HOLDINGS LIMITED Mauritius Holding Company         Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           which holds an investment
                           related to the GS Direct
                           (PIA) area.

GOLDMAN SACHS TRUSTEE      For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
COMPANY (INDIA) PRIVATE    fund business in India
LIMITED

GOLDMAN SACHS ASSET        For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
MANAGEMENT (INDIA) PRIVATE fund business in India
LIMITED

REP PEB REALTY, L.L.C.     Hold real estate investment       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                                                                                 PARTNERS LLC

REP ALX REALTY, L.L.C.     REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

REP PRS II FTB, L.L.C.     Ownership of Fountains at         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Delray Beach Apartment Homes                          INC.

REP PRS II WTE, L.L.C.     Ownership of Waters Edge          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Apartment Homes                                       INC.

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 4,029 Contract Owners of qualified Contracts and 4,605 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate

               Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The principal business address of most the following Directors and Officers is:
          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:
          132 Turnpike Road, Suite 210
          Southborough, MA 01772.

NAME                   POSITION OR OFFICE WITH UNDERWRITER
----                   -----------------------------------
Julie Abraham          Assistant Secretary
Elizabeth E. Beshel    Treasurer
Steven M. Bunson       Assistant Treasurer
Richard Cohn           Assistant General Counsel and Secretary
John S. Daly           Director
Kathleen Jack          Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn    Assistant Secretary
Robert A. Mass         Compliance Officer
Albert P. Meo          Finance and Operations Principal
Beverly O'Toole        Assistant Secretary
Stephen R. Pierce      Director and Vice President
Benjamin J. Rader      Assistant Secretary
Michael A. Reardon*    Director, President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*   Chief Compliance Officer, Variable Products Distribution

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2008. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2009.

                                 COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                 By: /s/ Scott D. Silverman
                                     -------------------------------------------
                                     Scott D. Silverman, Vice President,
                                     General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                             TITLE                                              DATE
----------                             -----                                              ----


/s/ Timothy D. Rogers                  Vice President and Chief Financial Officer         April 7, 2009
------------------------------------
Timothy D. Rogers


Allan S. Levine*                       Chairman of the Board
------------------------------------


Manda J. D'Agata*                      Director, Vice President and Treasurer
------------------------------------


J. William McMahon*                    Director
------------------------------------


Donald R. Mullen*                      Director
------------------------------------


Michael A. Reardon*                    Director, President, and Chief Executive Officer
------------------------------------


Michael S. Rotter*                     Director
------------------------------------


Nicholas Helmuth von Moltke*           Director and Senior Vice President
------------------------------------


Jane S. Grosso*                        Vice President and Controller
------------------------------------   (Chief Accounting Officer)

* Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 19, 2009 duly executed by such persons.


/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(333-78245) Select Reward

                                  EXHIBIT TABLE

Exhibit 8(a)   Directors' Powers of Attorney
Exhibit 10     Consent of Independent Registered Public Accounting Firm